                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
              (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                    (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2019

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT October 31, 2019 (unaudited)

VANECK VECTORS®

AMT-Free Intermediate Municipal Index ETF	ITM®
AMT-Free Long Municipal Index ETF	MLN®
AMT-Free Short Municipal Index ETF	SMB®
High-Yield Municipal Index ETF	HYD®
Short High-Yield Municipal Index ETF	SHYD®
CEF Municipal Income ETF	XMPT®
Municipal Allocation ETF	MAAXTM

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2019.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

October 31, 2019 (unaudited)

Dear Shareholders:

The story for 2019 is simple and familiar-slower economic growth has been combated by expansive monetary policy.

A comment on global growth: the two engines of the global economy, the U.S. and China, continue to move forward, albeit at a slower pace. The latest economic statistics from China are no cause for panic. China’s services sector is expanding robustly and manufacturing is struggling but not collapsing. My blog, China’s Economic Growth: Continuing Despite Headlines, shows this in two charts.

The biggest event in the markets this summer was the surge in bonds with negative interest rates in Europe. At the end of September, nearly $15 trillion worth of debt globally carried a negative yield.1 Despite moves by the European Central Bank to stimulate, not only is the European economy slowing down, but there are also concerns about just how effective central bank actions are. Looking forward, therefore, I think investors should assess their hedge against central bank uncertainty by considering, for example, their gold allocations. While high interest rate environments tend to be tough for gold (it does not pay any yield), against negative interest rates, gold and other hedges against central bank impotence should be strongly considered.

We encourage you to stay in touch with us through the videos, email subscriptions and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on www.vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the fiscal half-year ended October 31, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

November 12, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

[1]	Financial Times: September was the busiest month ever for corporate debt issuance, September 30, 2019, https://www.ft.com/content/eef8234c-e3c0-11e9-b112-9624ec9edc59
1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2019 — October 31, 2019
AMT-Free Intermediate Municipal Index ETF
Actual	$1,000.00	$1,039.20	0.24%	$1.23
Hypothetical**	$1,000.00	$1,023.93	0.24%	$1.22
AMT-Free Long Municipal Index ETF
Actual	$1,000.00	$1,047.90	0.24%	$1.24
Hypothetical**	$1,000.00	$1,023.93	0.24%	$1.22
AMT-Free Short Municipal Index ETF
Actual	$1,000.00	$1,021.00	0.20%	$1.02
Hypothetical**	$1,000.00	$1,024.13	0.20%	$1.02
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,045.60	0.35%	$1.80
Hypothetical**	$1,000.00	$1,023.38	0.35%	$1.78
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$1,034.60	0.35%	$1.79
Hypothetical**	$1,000.00	$1,023.38	0.35%	$1.78
CEF Municipal Income ETF
Actual	$1,000.00	$1,070.20	0.40%	$2.08
Hypothetical**	$1,000.00	$1,023.13	0.40%	$2.03
Municipal Allocation ETF
Actual***	$1,000.00	$1,032.80	0.08%	$0.38
Hypothetical**	$1,000.00	$1,024.73	0.08%	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2019) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
***	Expenses are equal to the Fund’s annualized expense ratio (for the period from May 15, 2019 (commencement of operations) to October 31, 2019) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
2

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 0.9%
	Alabama Federal Aid Highway Finance Authority (RB)
$540,000	4.00%, 09/01/24 (c)	$596,425
945,000	5.00%, 09/01/24 (c)	1,106,935
400,000	5.00%, 09/01/24 (c)	465,896
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
940,000	5.00%, 09/01/26 (c)	1,139,271
1,060,000	5.00%, 09/01/26 (c)	1,272,657
10,000	5.00%, 09/01/26 (c)	12,097
715,000	5.00%, 09/01/27 (c)	886,764
250,000	5.00%, 09/01/27 (c)	309,193
150,000	5.00%, 09/01/27	189,965
460,000	5.00%, 09/01/27 (c)	572,571
100,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/25	121,190
	Alabama Public School and College Authority, Series B (RB)
535,000	5.00%, 07/01/24 (c)	623,992
540,000	5.00%, 07/01/24 (c)	631,692
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	12,172
25,000	5.00%, 06/01/26 (c)	30,541
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	901,787
	County of Jefferson (RB)
100,000	5.00%, 03/15/27 (c)	119,891
600,000	5.00%, 03/15/27 (c)	730,116
525,000	5.00%, 03/15/27 (c)	641,676
	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	549,409
260,000	3.00%, 02/01/26 (c)	270,793
	Lower Alabama Gas District, Series A (RB)
305,000	5.00%, 09/01/29	378,420
375,000	5.00%, 09/01/31	476,494
100,000	5.00%, 09/01/34	130,927
675,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	859,714
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	180,086
225,000	5.00%, 09/01/26 (c)	271,872
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	342,121
1,500,000	University of Alabama, Series A (RB) 3.00%, 07/01/29 (c)	1,557,375
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	721,467
250,000	5.00%, 01/01/27 (c)	304,120
775,000	5.00%, 01/01/27 (c)	953,351
		17,360,980
Principal Amount		Value
Alaska: 0.3%
	Alaska Housing Finance Corp., Series A (RB)
$900,000	4.00%, 06/01/27 (c)	$1,018,026
125,000	4.00%, 06/01/27 (c)	141,710
15,000	5.00%, 06/01/25 (c)	17,703
590,000	5.00%, 06/01/27 (c)	716,809
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
1,500,000	5.00%, 09/01/25 (c)	1,750,995
300,000	5.25%, 09/01/25 (c)	359,481
500,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	583,700
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	153,764
	State of Alaska, Series B (GO)
205,000	5.00%, 08/01/25 (c)	242,474
1,125,000	5.00%, 08/01/25 (c)	1,335,476
		6,320,138
Arizona: 1.4%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	173,783
110,000	5.00%, 07/01/24 (c)	127,675
25,000	5.00%, 07/01/24 (c)	29,272
1,050,000	5.00%, 07/01/26 (c)	1,274,878
835,000	5.00%, 07/01/26 (c)	1,016,796
35,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	41,138
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	894,780
240,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	288,646
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	223,555
165,000	5.00%, 06/01/26 (c)	198,216
30,000	City of Chandler (GO) 5.00%, 07/01/24 (c)	35,087
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	538,303
	City of Mesa, Utility System Revenue (RB)
915,000	3.25%, 07/01/24 (c)	967,878
730,000	3.25%, 07/01/24 (c)	776,333
1,590,000	4.00%, 07/01/26 (c)	1,793,695
705,000	5.00%, 07/01/26 (c)	863,928
270,000	5.00%, 07/01/26 (c)	329,619
355,000	City of Phoenix (GO) 5.00%, 07/01/26 (c)	437,129
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
860,000	5.00%, 07/01/26 (c)	1,051,720
120,000	5.00%, 07/01/26 (c)	145,700

See Notes to Financial Statements

3

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Arizona: (continued)
$620,000	5.00%, 07/01/26 (c)	$756,022
150,000	5.00%, 07/01/26 (c)	181,307
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB)
1,250,000	4.00%, 07/01/24 (c)	1,389,650
1,025,000	5.00%, 07/01/24 (c)	1,194,637
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	306,263
100,000	5.00%, 07/01/27 (c)	123,040
250,000	5.00%, 07/01/27 (c)	309,893
500,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB) 5.00%, 07/01/27 (c)	611,810
	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB)
1,870,000	5.00%, 07/01/24 (c)	2,187,058
115,000	5.00%, 07/01/25 (c)	137,968
1,250,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	1,547,450
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	307,710
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	20,895
215,000	5.00%, 01/01/28	271,786
710,000	5.00%, 01/01/29	913,046
	Maricopa County Special Health Care District, Series C (GO)
190,000	5.00%, 07/01/25	227,821
205,000	5.00%, 07/01/26	251,869
25,000	Pima County, Sewer System (RB) 5.00%, 07/01/25	30,143
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
2,000,000	5.00%, 06/01/25 (c)	2,360,460
130,000	5.00%, 01/01/26	158,835
1,150,000	5.00%, 01/01/27 (c)	1,432,635
250,000	5.00%, 01/01/28 (c)	312,393
100,000	University of Arizona (RB) 5.00%, 06/01/26 (c)	120,493
		26,361,315
Arkansas: 0.1%
770,000	City of Little Rock, Sewer Revenue (RB) 4.70%, 04/01/25 (c)	893,623
1,095,000	State of Arkansas, Federal Highway Grant Anticipation (GO) 5.00%, 10/01/24 (c)	1,291,914
		2,185,537
Principal Amount		Value
California: 15.5%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
$125,000	3.00%, 10/01/26 (c)	$129,549
705,000	4.00%, 10/01/26 (c)	781,937
1,055,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,300,129
	Anaheim Housing and Public Improvements Authority, Series A (RB)
135,000	5.00%, 10/01/21 (c)	144,682
245,000	5.00%, 10/01/21 (c)	262,378
25,000	5.00%, 10/01/21 (c)	26,862
45,000	5.00%, 10/01/21 (c)	48,343
1,200,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	1,345,452
100,000	Bay Area Toll Authority, Series A (RB) 2.63%, 10/01/25 (c) (p)	107,026
1,055,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,210,032
1,040,000	California Department of Water Resources, Central Valley Project Water System (RB) 5.00%, 12/01/24 (c)	1,236,882
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	864,592
725,000	4.00%, 06/01/26 (c)	839,891
100,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 4.00%, 03/01/26 (c)	112,582
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB)
110,000	5.00%, 11/15/25 (c)	134,196
100,000	5.00%, 11/15/25 (c)	122,640
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	380,792
400,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	418,240
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	189,035
140,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB) 5.00%, 11/01/27	179,890
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	192,680

See Notes to Financial Statements

4

Principal Amount		Value
California: (continued)
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
$45,000	5.00%, 10/01/24 (c)	$53,216
1,000,000	5.00%, 10/01/26 (c)	1,218,880
300,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	312,210
750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	950,415
150,000	California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/27 (c)	188,175
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
100,000	5.00%, 10/01/25	122,748
100,000	5.00%, 10/01/25	122,748
130,000	5.00%, 04/01/26 (c)	158,224
550,000	5.00%, 04/01/26 (c)	680,883
935,000	5.00%, 04/01/26 (c)	1,154,173
55,000	5.00%, 04/01/26 (c)	67,623
150,000	5.00%, 10/01/26	188,811
170,000	5.00%, 04/01/27 (c)	212,090
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	1,012,528
790,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	948,427
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
1,290,000	3.00%, 09/01/27 (c)	1,368,845
500,000	3.00%, 09/01/27 (c)	534,065
250,000	5.00%, 09/01/24 (c)	292,203
270,000	5.00%, 09/01/24 (c)	317,650
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
655,000	2.50%, 10/01/26 (c)	682,896
400,000	4.00%, 10/01/26 (c)	457,912
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	288,079
520,000	3.25%, 12/01/25 (c)	556,270
345,000	3.38%, 12/01/25 (c)	370,840
110,000	4.00%, 12/01/25 (c)	122,587
100,000	5.00%, 12/01/25 (c)	121,409
	California State Public Works Board, Department of General Services, Series F (RB)
75,000	5.00%, 05/01/25 (c)	89,134
Principal Amount		Value
California: (continued)
$600,000	5.00%, 05/01/25 (c)	$714,468
930,000	5.00%, 05/01/25 (c)	1,109,592
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	150,047
1,060,000	5.00%, 10/01/27 (c)	1,330,247
1,045,000	5.00%, 10/01/27 (c)	1,316,784
	California State Public Works Board, Various Capital Projects, Series C (RB)
100,000	3.38%, 03/01/27 (c)	108,866
425,000	4.00%, 11/01/26 (c)	483,935
45,000	5.00%, 11/01/26 (c)	55,295
30,000	5.00%, 11/01/26 (c)	36,765
30,000	5.00%, 11/01/26 (c)	37,003
160,000	5.00%, 03/01/27	199,899
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,227,070
950,000	California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	1,215,791
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	946,318
400,000	4.00%, 05/01/26 (c)	452,208
50,000	5.00%, 11/01/25	61,522
450,000	5.00%, 11/01/25 (c)	552,523
300,000	5.00%, 11/01/25 (c)	361,005
15,000	5.00%, 11/01/25 (c)	18,281
35,000	5.00%, 11/01/25 (c)	42,363
110,000	5.00%, 11/01/25	135,348
220,000	5.00%, 05/01/26 (c)	267,089
160,000	5.00%, 05/01/26 (c)	198,696
10,000	5.00%, 05/01/26 (c)	12,172
510,000	5.00%, 05/01/27 (c)	633,813
225,000	5.00%, 05/01/27 (c)	277,781
1,015,000	5.00%, 05/01/27 (c)	1,279,235
1,640,000	5.00%, 05/01/27 (c)	2,046,720
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	557,760
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
635,000	3.00%, 02/15/26 (c)	677,659
450,000	3.25%, 02/15/26 (c)	478,516
725,000	5.00%, 02/15/26 (c)	891,119
735,000	5.00%, 02/15/26 (c)	899,905
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	572,960
100,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26	120,980

See Notes to Financial Statements

5

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
California: (continued)
	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
$760,000	5.00%, 01/01/28 (c)	$920,672
315,000	5.00%, 01/01/28 (c)	383,238
270,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	295,267
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	364,791
140,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	156,667
255,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	270,065
	City and County of San Francisco, Series R-1 (GO)
40,000	5.00%, 06/15/23 (c)	45,676
45,000	5.00%, 06/15/23 (c)	51,386
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	247,896
520,000	5.00%, 09/15/25 (c)	635,804
15,000	5.00%, 09/15/25 (c)	18,160
405,000	City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	472,258
	City of Los Angeles, Wastewater System, Series A (RB)
30,000	5.00%, 06/01/25 (c)	36,341
250,000	5.00%, 06/01/27 (c)	313,180
1,250,000	City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) 5.00%, 03/01/29 (c)	1,614,275
625,000	Coast Community College District (GO) 0.00%, 08/01/25 (c) ^	372,775
20,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	23,834
30,000	Contra Costa Water District (RB) 5.00%, 10/01/24 (c)	35,632
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	282,958
	County of Sacramento, Airport System, Series E (RB)
275,000	5.00%, 07/01/27	348,606
150,000	5.00%, 07/01/28 (c)	187,856
150,000	County of San Diego, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	177,018
	County of Santa Clara, Series C (GO)
245,000	3.00%, 08/01/27 (c)	255,792
125,000	5.00%, 08/01/27 (c)	160,244
525,000	5.00%, 08/01/27 (c)	656,796
Principal Amount		Value
California: (continued)
$620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	$741,545
120,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	149,927
15,000	East Bay Municipal Utility District, Wastewater System, Series A (RB) 5.00%, 06/01/25	18,225
	East Bay Municipal Utility District, Water System, Series A (RB)
175,000	4.00%, 06/01/25 (c)	195,613
315,000	5.00%, 06/01/24 (c)	368,361
20,000	5.00%, 06/01/25	24,299
460,000	5.00%, 06/01/27 (c)	575,189
	East Bay Municipal Utility District, Water System, Series B (RB)
220,000	5.00%, 06/01/27 (c)	276,855
135,000	5.00%, 06/01/27 (c)	172,229
2,590,000	East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,684,898
	Eastern Municipal Water District, Financing Authority, Series B (RB)
560,000	5.00%, 07/01/26 (c)	684,163
145,000	5.00%, 07/01/26 (c)	177,593
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
625,000	5.00%, 07/01/26 (c)	767,131
250,000	5.00%, 07/01/26 (c)	305,705
435,000	5.00%, 07/01/26 (c)	536,512
25,000	5.00%, 07/01/26 (c)	31,039
100,000	5.00%, 07/01/26 (c)	123,698
250,000	El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	285,240
	El Dorado Irrigation District, Series C (RB)
250,000	5.00%, 03/01/26 (c)	299,263
520,000	5.00%, 03/01/26 (c)	630,349
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	35,418
	Fontana Redevelopment Agency Successor Agency (TA)
205,000	5.00%, 10/01/26	258,042
760,000	5.00%, 10/01/27 (c)	952,455
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
395,000	3.25%, 06/01/25 (c)	420,154
330,000	3.25%, 06/01/25 (c)	349,625
220,000	5.00%, 06/01/25 (c)	260,053
155,000	5.00%, 06/01/25 (c)	182,094
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,050,000	5.00%, 06/01/26	1,240,312
2,000,000	5.00%, 06/01/27 (c)	2,381,640

See Notes to Financial Statements

6

Principal Amount		Value
California: (continued)
$2,500,000	5.00%, 06/01/28 (c)	$2,991,125
1,000,000	5.00%, 06/01/28 (c)	1,207,150
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	261,019
1,165,000	5.00%, 05/01/26 (c)	1,421,207
135,000	5.00%, 05/01/26 (c)	165,428
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	130,369
	Los Angeles Community College District, Series A (GO)
1,140,000	4.00%, 08/01/24 (c)	1,262,972
955,000	5.00%, 08/01/24 (c)	1,119,862
175,000	5.00%, 08/01/24 (c)	204,859
1,050,000	5.00%, 08/01/24 (c)	1,239,756
710,000	5.00%, 08/01/24 (c)	836,870
265,000	5.00%, 08/01/24 (c)	311,950
1,490,000	5.00%, 08/01/24 (c)	1,750,973
	Los Angeles Community College District, Series G (GO)
720,000	4.00%, 08/01/24 (c)	808,805
170,000	5.00%, 08/01/24 (c)	200,722
	Los Angeles Community College District, Series I (GO)
775,000	2.13%, 08/01/26 (c)	782,920
170,000	4.00%, 08/01/26 (c)	194,001
25,000	4.00%, 08/01/26	29,612
135,000	4.00%, 08/01/26 (c)	159,224
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	874,237
400,000	4.00%, 08/01/27 (c)	469,212
100,000	5.00%, 08/01/27 (c)	127,659
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
50,000	4.00%, 07/01/26 (c)	57,632
800,000	5.00%, 07/01/25 (c)	972,392
165,000	5.00%, 06/01/26 (c)	202,848
375,000	5.00%, 06/01/26 (c)	462,435
115,000	5.00%, 06/01/26 (c)	142,770
795,000	5.00%, 07/01/27 (c)	1,003,695
	Los Angeles County Public Works Financing Authority, Series B (RB)
15,000	5.00%, 12/01/25 (c)	18,192
435,000	5.00%, 12/01/25 (c)	532,114
	Los Angeles County Public Works Financing Authority, Series D (RB)
830,000	5.00%, 12/01/25 (c)	1,001,237
320,000	5.00%, 12/01/25 (c)	388,093
	Los Angeles Department of Water and Power, Series A (RB)
735,000	3.25%, 01/01/25 (c)	778,828
25,000	5.00%, 01/01/25 (c)	29,421
30,000	5.00%, 01/01/25 (c)	35,683
1,975,000	5.00%, 01/01/25 (c)	2,335,023
245,000	5.00%, 01/01/26 (c)	299,250
155,000	5.00%, 01/01/26 (c)	190,201
30,000	5.00%, 01/01/26 (c)	37,044
Principal Amount		Value
California: (continued)
$1,010,000	5.00%, 01/01/27 (c)	$1,249,107
500,000	5.00%, 01/01/28 (c)	631,095
500,000	5.00%, 01/01/28 (c)	633,485
115,000	5.00%, 01/01/28 (c)	148,893
	Los Angeles Department of Water and Power, Series B (RB)
180,000	5.00%, 06/01/25 (c)	218,804
35,000	5.00%, 01/01/26 (c)	43,119
125,000	5.00%, 01/01/26 (c)	153,388
1,000,000	5.00%, 01/01/27 (c)	1,233,690
275,000	5.00%, 01/01/27 (c)	338,330
110,000	5.00%, 07/01/27	141,291
	Los Angeles Department of Water and Power, Series C (RB)
250,000	5.00%, 07/01/24 (c)	295,310
100,000	5.00%, 07/01/24 (c)	117,924
1,100,000	5.00%, 07/01/27 (c)	1,396,450
500,000	5.00%, 07/01/27 (c)	622,715
200,000	5.00%, 07/01/27 (c)	248,562
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	285,633
100,000	5.00%, 07/01/24 (c)	116,585
1,015,000	5.00%, 07/01/24 (c)	1,195,416
640,000	5.00%, 07/01/24 (c)	751,846
185,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	215,318
	Los Angeles Unified School District, Series A (GO)
1,580,000	4.00%, 07/01/29 (c)	1,883,155
20,000	5.00%, 07/01/21 (c)	21,230
175,000	5.00%, 07/01/21 (c)	185,584
25,000	5.00%, 07/01/25 (c)	29,946
695,000	5.00%, 07/01/25 (c)	830,838
105,000	5.00%, 07/01/25 (c)	126,345
105,000	5.00%, 07/01/26	129,683
550,000	5.00%, 07/01/27	693,561
	Los Angeles Unified School District, Series B (GO)
1,200,000	2.00%, 07/01/26 (c)	1,201,296
780,000	3.00%, 07/01/26 (c)	824,569
855,000	3.00%, 07/01/26 (c)	896,083
885,000	5.00%, 07/01/26 (c)	1,084,506
1,035,000	5.00%, 07/01/26 (c)	1,257,421
	Los Angeles Unified School District, Series B-1 (GO)
585,000	5.00%, 01/01/28 (c)	731,496
345,000	5.00%, 01/01/28 (c)	433,893
	Metropolitan Water District of Southern California, Series A (RB)
410,000	2.50%, 07/01/26	443,944
990,000	2.50%, 07/01/27	1,079,011
100,000	5.00%, 01/01/26 (c)	121,405
	Monterey Peninsula Community College District (GO)
730,000	0.00%, 02/01/26 (c) ^	540,952
975,000	0.00%, 02/01/26 (c) ^	695,643
865,000	0.00%, 02/01/26 (c) ^	691,265
865,000	0.00%, 02/01/26 (c) ^	665,349

See Notes to Financial Statements

7

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
California: (continued)
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
$135,000	5.00%, 11/01/26 (c)	$167,829
615,000	5.00%, 11/01/26 (c)	761,210
275,000	5.00%, 11/01/26	344,127
265,000	5.00%, 11/01/26 (c)	330,458
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	24,448
40,000	5.00%, 05/01/26 (c)	49,328
45,000	5.00%, 05/01/26 (c)	55,665
	Oakland Unified School District (GO)
175,000	5.00%, 08/01/26 (c)	213,147
450,000	5.00%, 08/01/26 (c)	545,490
275,000	5.00%, 08/01/26 (c)	335,673
495,000	5.00%, 08/01/26	609,310
680,000	5.00%, 08/01/26 (c)	833,068
	Oakland Unified School District, Series A (GO)
335,000	5.00%, 08/01/25 (c)	394,690
400,000	5.00%, 08/01/25 (c)	473,120
400,000	Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	491,236
1,355,000	Orange County Local Transportation Authority (RB) 5.00%, 02/15/29 (c)	1,772,272
315,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	358,735
	Palm Springs Unified School District, Series D (GO)
525,000	2.50%, 08/01/26 (c)	535,033
160,000	3.00%, 08/01/26 (c)	171,482
690,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	818,057
775,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	932,395
1,000,000	Peralta Community College District, Series A (GO) 5.00%, 08/01/24 (c)	1,166,600
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	303,773
260,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	291,697
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	117,011
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	532,228
475,000	5.00%, 10/01/25 (c)	575,766
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
100,000	4.00%, 11/01/26 (c)	117,546
Principal Amount		Value
California: (continued)
$55,000	5.00%, 05/01/25 (c)	$66,106
235,000	5.00%, 05/01/25 (c)	284,258
230,000	5.00%, 05/01/25 (c)	277,530
250,000	5.00%, 05/01/25 (c)	301,070
155,000	5.00%, 11/01/25	190,213
1,215,000	5.00%, 11/01/26 (c)	1,492,956
25,000	5.00%, 11/01/26 (c)	30,892
160,000	5.00%, 11/01/26 (c)	200,981
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
585,000	5.00%, 11/01/27 (c)	738,293
255,000	5.00%, 11/01/27 (c)	328,315
300,000	Rancho Cucamonga Redevelopment Agency (AGM) (TA) 5.00%, 09/01/24 (c)	350,643
650,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	784,712
	Regents of the University of California, Series AO (RB)
190,000	5.00%, 05/15/25 (c)	226,482
510,000	5.00%, 05/15/25 (c)	608,823
605,000	5.00%, 05/15/25 (c)	732,286
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	610,435
750,000	5.00%, 05/15/26 (c)	922,327
	Regents of the University of California, Series I (RB)
150,000	5.00%, 05/15/25 (c)	179,066
1,115,000	5.00%, 05/15/25 (c)	1,337,643
480,000	5.00%, 05/15/25 (c)	580,411
980,000	5.00%, 05/15/25 (c)	1,180,332
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	558,267
170,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	205,027
20,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/25	24,285
160,000	Riverside County Public Financing Authority, Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects (TA) 3.00%, 10/01/25 (c)	164,872
730,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	738,103
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	709,728
110,000	5.00%, 12/01/25 (c)	133,909
10,000	5.00%, 12/01/25 (c)	12,096

See Notes to Financial Statements

8

Principal Amount		Value
California: (continued)
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
$170,000	5.00%, 06/01/24 (c)	$200,544
250,000	5.00%, 06/01/24 (c)	292,228
15,000	5.00%, 06/01/24 (c)	17,636
20,000	Sacramento Municipal Utility District (RB) 5.00%, 07/01/25	24,396
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,308,630
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	868,877
500,000	5.00%, 07/01/27 (c)	619,365
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,056,541
65,000	5.00%, 08/01/26 (c)	80,719
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	853,545
105,000	5.00%, 04/01/26 (c)	128,330
	San Diego County Water Authority, Series A (RB)
100,000	5.00%, 05/01/25 (c)	120,015
75,000	5.00%, 05/01/25 (c)	90,188
500,000	5.00%, 05/01/26 (c)	610,660
165,000	5.00%, 05/01/26 (c)	201,945
150,000	5.00%, 05/01/26 (c)	184,025
100,000	San Diego County Water Authority, Series B (RB) 5.00%, 05/01/26 (c)	121,266
	San Diego Public Facilities Financing Authority (RB)
445,000	5.00%, 10/15/25 (c)	537,702
365,000	5.00%, 10/15/25 (c)	442,665
	San Diego Public Facilities Financing Authority, Series A (RB)
95,000	5.00%, 05/15/26 (c)	117,319
135,000	5.00%, 05/15/26 (c)	167,925
185,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	231,505
	San Diego Regional Building Authority, Series A (RB)
555,000	5.00%, 10/15/25 (c)	667,099
325,000	5.00%, 10/15/25 (c)	389,980
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	608,144
	San Diego Unified School District, Series I (GO)
115,000	0.00%, 07/01/25 (c) ^	67,184
220,000	0.00%, 07/01/25 (c) ^	134,587
650,000	5.00%, 07/01/27 (c)	812,961
Principal Amount		Value
California: (continued)
	San Diego Unified School District, Series R-4 (GO)
$40,000	5.00%, 07/01/25 (c)	$48,253
100,000	5.00%, 07/01/25	121,365
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	23,333
520,000	5.00%, 07/01/26 (c)	642,616
50,000	5.00%, 07/01/26	62,332
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	657,754
100,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/25	121,733
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	254,564
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	143,357
665,000	5.00%, 06/15/25 (c)	798,419
140,000	5.00%, 06/15/25	170,120
	San Francisco County Transportation Authority (RB)
1,100,000	3.00%, 02/01/27 (c)	1,153,933
500,000	3.00%, 02/01/27 (c)	523,820
135,000	3.00%, 02/01/27 (c)	144,148
325,000	4.00%, 02/01/27 (c)	387,627
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	527,370
445,000	3.25%, 06/15/24 (c)	466,235
165,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	204,989
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	656,781
500,000	5.00%, 11/15/27 (c)	635,520
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	30,259
25,000	San Jose Evergreen Community College District, Series A (GO) 5.00%, 09/01/24 (c)	29,631
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	286,552
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	459,376
350,000	5.00%, 08/01/27 (c)	435,480
515,000	5.00%, 08/01/27 (c)	650,471
360,000	5.00%, 08/01/27 (c)	452,372
300,000	San Mateo County Transit District, Series A (RB) 5.00%, 06/01/25 (c)	359,628

See Notes to Financial Statements

9

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
California: (continued)
$20,000	San Mateo Joint Powers Financing Authority, Maple Street Correctional Center, Series A (RB) 5.00%, 06/15/24 (c)	$23,493
670,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	759,244
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
1,000,000	4.00%, 05/15/25 (c)	1,116,970
760,000	4.00%, 05/15/25 (c)	850,455
	Santa Clara Unified School District (GO)
1,715,000	3.00%, 07/01/26 (c)	1,798,057
100,000	3.00%, 07/01/26 (c)	105,524
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	30,499
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	541,855
20,000	Southern California Public Power Authority, APEX Power Project, Series A (RB) 5.00%, 07/01/21 (c)	21,291
	State of California (GO)
120,000	4.00%, 09/01/26 (c)	137,772
1,535,000	5.00%, 03/01/25 (c)	1,818,791
470,000	State of California, Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/24 (c)	561,537
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	340,698
50,000	5.00%, 12/01/26 (c)	62,225
	State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
100,000	5.00%, 12/01/27 (c)	127,247
915,000	5.00%, 12/01/27 (c)	1,167,833
350,000	State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	457,401
100,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	106,953
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	677,650
1,575,000	3.13%, 04/01/29 (c)	1,681,092
430,000	3.50%, 08/01/27	496,740
105,000	4.00%, 02/01/25 (c)	116,453
700,000	4.00%, 08/01/26 (c)	796,082
130,000	4.00%, 08/01/26 (c)	147,117
545,000	4.00%, 09/01/26	641,410
645,000	4.00%, 09/01/26 (c)	737,654
Principal Amount		Value
California: (continued)
$1,000,000	4.00%, 09/01/26 (c)	$1,162,600
650,000	4.00%, 09/01/26 (c)	743,372
1,810,000	4.00%, 09/01/26 (c)	2,078,061
250,000	4.00%, 09/01/26 (c)	284,673
950,000	4.00%, 09/01/26 (c)	1,090,695
100,000	4.00%, 11/01/27 (c)	116,962
1,050,000	5.00%, 09/01/21 (c)	1,122,817
355,000	5.00%, 09/01/21 (c)	379,885
140,000	5.00%, 09/01/21 (c)	149,709
390,000	5.00%, 09/01/21 (c)	417,117
115,000	5.00%, 09/01/21 (c)	123,040
1,065,000	5.00%, 09/01/23 (c)	1,218,605
500,000	5.00%, 04/01/24 (c)	578,540
265,000	5.00%, 08/01/24 (c)	310,747
260,000	5.00%, 08/01/24 (c)	303,839
710,000	5.00%, 10/01/24 (c)	839,547
965,000	5.00%, 10/01/24 (c)	1,139,559
200,000	5.00%, 10/01/24 (c)	236,074
1,000,000	5.00%, 10/01/24 (c)	1,180,890
25,000	5.00%, 10/01/24 (c)	29,549
255,000	5.00%, 10/01/24 (c)	299,796
205,000	5.00%, 10/01/24 (c)	242,298
775,000	5.00%, 10/01/24 (c)	909,935
1,105,000	5.00%, 10/01/24 (c)	1,306,618
950,000	5.00%, 02/01/25 (c)	1,128,400
20,000	5.00%, 02/01/25 (c)	23,823
25,000	5.00%, 02/01/25 (c)	29,793
250,000	5.00%, 02/01/25 (c)	296,110
630,000	5.00%, 02/01/25 (c)	744,446
1,000,000	5.00%, 02/01/25 (c)	1,190,020
1,040,000	5.00%, 02/01/25 (c)	1,236,456
890,000	5.00%, 03/01/25 (c)	1,064,137
1,140,000	5.00%, 03/01/25 (c)	1,363,052
1,050,000	5.00%, 03/01/25 (c)	1,254,246
450,000	5.00%, 03/01/25 (c)	537,021
400,000	5.00%, 03/01/25 (c)	475,084
185,000	5.00%, 08/01/25 (c)	223,800
1,660,000	5.00%, 08/01/25 (c)	2,003,039
1,715,000	5.00%, 08/01/25 (c)	2,048,413
1,425,000	5.00%, 08/01/25 (c)	1,712,479
195,000	5.00%, 08/01/25	236,260
1,035,000	5.00%, 08/01/25 (c)	1,250,156
420,000	5.00%, 09/01/25 (c)	509,263
25,000	5.00%, 09/01/25	30,360
1,305,000	5.00%, 09/01/25 (c)	1,579,898
30,000	5.00%, 09/01/25 (c)	36,357
115,000	5.00%, 09/01/25	139,657
1,300,000	5.00%, 09/01/25 (c)	1,565,733
135,000	5.00%, 10/01/25	164,326
750,000	5.00%, 04/01/26 (c)	910,800
190,000	5.00%, 08/01/26 (c)	229,281
600,000	5.00%, 08/01/26 (c)	728,448
115,000	5.00%, 08/01/26 (c)	138,639
150,000	5.00%, 08/01/26 (c)	184,605
865,000	5.00%, 08/01/26	1,072,297
1,535,000	5.00%, 08/01/26 (c)	1,881,710
1,490,000	5.00%, 08/01/26 (c)	1,838,317
955,000	5.00%, 08/01/26 (c)	1,170,706
165,000	5.00%, 08/01/26 (c)	199,932

See Notes to Financial Statements

10

Principal Amount		Value
California: (continued)
$510,000	5.00%, 08/01/26 (c)	$622,496
390,000	5.00%, 09/01/26 (c)	473,464
1,000,000	5.00%, 09/01/26	1,242,050
1,000,000	5.00%, 09/01/26 (c)	1,228,090
475,000	5.00%, 09/01/26	589,974
2,000,000	5.00%, 09/01/26 (c)	2,456,180
250,000	5.00%, 09/01/26 (c)	305,680
835,000	5.00%, 09/01/26 (c)	1,018,282
15,000	5.00%, 09/01/26	18,631
3,000,000	5.00%, 09/01/26 (c)	3,626,760
500,000	5.00%, 09/01/26 (c)	616,190
150,000	5.00%, 09/01/26 (c)	184,857
320,000	5.00%, 09/01/26 (c)	390,240
2,500,000	5.00%, 09/01/26 (c)	3,040,775
4,555,000	5.00%, 04/01/27	5,719,668
2,070,000	5.00%, 08/01/27 (c)	2,609,463
1,920,000	5.00%, 08/01/27 (c)	2,409,638
950,000	5.00%, 08/01/27 (c)	1,186,474
1,000,000	5.00%, 11/01/27 (c)	1,261,250
2,480,000	5.00%, 11/01/27 (c)	3,143,350
2,645,000	5.00%, 11/01/27 (c)	3,310,535
1,020,000	5.00%, 11/01/27 (c)	1,280,008
710,000	5.00%, 04/01/28	909,183
450,000	5.00%, 08/01/28	580,216
1,445,000	5.00%, 08/01/28 (c)	1,815,642
150,000	5.00%, 04/01/29 (c)	193,197
3,500,000	5.00%, 04/01/29 (c)	4,471,005
1,000,000	5.00%, 10/01/29	1,315,680
3,000,000	5.00%, 10/01/29 (c)	3,913,200
2,590,000	5.00%, 04/01/30	3,429,005
380,000	5.00%, 04/01/31	509,690
3,500,000	5.00%, 04/01/32	4,750,585
250,000	5.25%, 08/01/25 (c)	304,340
425,000	5.25%, 08/01/25 (c)	514,760
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	119,072
100,000	5.00%, 02/01/26 (c)	120,306
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	409,149
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	294,685
410,000	5.00%, 05/01/26 (c)	505,460
750,000	5.00%, 05/01/26 (c)	915,915
830,000	5.00%, 05/01/26 (c)	1,027,374
	Tuolumne Wind Project Authority, Series A (RB)
250,000	5.00%, 01/01/27 (c)	315,915
125,000	5.00%, 01/01/27	158,511
	University of California, Series AO (RB)
20,000	5.00%, 05/15/25 (c)	23,923
100,000	5.00%, 05/15/25 (c)	119,908
130,000	5.00%, 05/15/25 (c)	157,040
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	12,245
200,000	University of California, Series AY (RB) 5.00%, 05/15/27 (c)	252,486
Principal Amount		Value
California: (continued)
	University of California, Series AZ (RB)
$310,000	5.00%, 05/15/28 (c)	$395,424
275,000	5.00%, 05/15/28 (c)	358,113
	University of California, Series I (RB)
1,395,000	5.00%, 05/15/25 (c)	1,669,424
335,000	5.00%, 05/15/25 (c)	405,879
170,000	University of California, Series O (RB) 5.00%, 05/15/28 (c)	213,362
180,000	Walnut Energy Center Authority, Series A (RB) 5.00%, 07/01/24 (c)	208,705
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	190,720
100,000	5.00%, 02/01/26 (c)	123,264
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	23,862
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	601,790
		292,728,925
Colorado: 1.6%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	310,548
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	664,627
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	411,837
160,000	5.00%, 12/01/25 (c)	190,488
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,168,254
510,000	5.00%, 03/01/28 (c)	645,170
1,050,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,241,404
150,000	City and County of Denver, Series A (RB) 5.00%, 08/01/26 (c)	183,981
200,000	City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	125,926
	City of Aurora, Water Revenue, First Lien (RB)
115,000	5.00%, 08/01/26 (c)	139,947
490,000	5.00%, 08/01/26 (c)	597,820
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	125,004
120,000	5.00%, 11/15/27 (c)	150,403
110,000	5.00%, 11/15/27 (c)	138,555

See Notes to Financial Statements

11

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Colorado: (continued)
$1,000,000	Colorado Health Facilities Authority, AdventHealth Obligated Group, Series B (RB) 5.00%, 11/19/26 (p)	$1,227,120
545,000	Colorado Health Facilities Authority, Adventist Health System, Series B (RB) 5.00%, 05/15/26 (c)	654,888
2,245,000	Colorado Health Facilities Authority, Adventist Health System, Series C (RB) 5.00%, 11/15/26 (p)	2,754,256
1,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	1,235,180
2,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/26 (c) (p)	2,362,900
	Colorado Health Facilities Authority, NCMC, Inc. Project (RB)
270,000	3.25%, 05/15/26 (c)	299,465
160,000	4.00%, 05/15/26 (c)	185,118
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	141,912
295,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	359,699
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	681,729
975,000	5.00%, 12/15/25 (c)	1,178,502
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,426,095
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	625,550
500,000	5.00%, 12/01/27 (c)	629,470
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	121,822
560,000	5.00%, 12/01/25 (c)	653,447
250,000	5.00%, 12/01/25 (c)	292,328
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,165,877
800,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	895,392
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	631,518
1,000,000	4.00%, 06/01/26 (c)	1,126,470
540,000	4.00%, 06/01/26 (c)	609,574
Principal Amount		Value
Colorado: (continued)
	Regional Transportation District, Series B (RB)
$100,000	5.00%, 11/01/27 (c)	$124,331
100,000	5.00%, 11/01/27 (c)	124,699
410,000	State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	502,156
190,000	State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	238,954
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	823,072
500,000	4.00%, 06/01/28 (c)	575,740
450,000	5.00%, 06/01/26	553,117
250,000	5.00%, 06/01/27	314,273
25,000	University of Colorado, Series B (RB) 5.00%, 06/01/24 (c)	29,162
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	888,784
30,000	5.00%, 06/01/25	36,052
		29,562,616
Connecticut: 2.5%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	175,741
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	268,923
2,000,000	3.65%, 11/15/26 (c)	2,140,000
200,000	3.88%, 11/15/26 (c)	215,116
500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	522,245
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	208,662
250,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	265,043
2,200,000	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/29 (c)	2,731,256
20,000	Connecticut State Health and Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	23,342
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	144,838
1,195,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,237,255
305,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	351,973

See Notes to Financial Statements

12

Principal Amount		Value
Connecticut: (continued)
	South Central Connecticut Regional Water Authority, Series B (RB)
$310,000	4.00%, 08/01/26 (c)	$346,906
500,000	4.00%, 08/01/26 (c)	560,790
25,000	5.00%, 08/01/26 (c)	30,521
	State of Connecticut, Series A (GO)
100,000	3.25%, 03/15/25 (c)	104,384
230,000	3.25%, 03/15/26 (c)	237,544
680,000	5.00%, 03/15/25 (c)	785,312
755,000	5.00%, 03/15/25 (c)	885,094
110,000	5.00%, 03/15/26 (c)	129,580
780,000	5.00%, 03/15/26 (c)	933,707
1,400,000	5.00%, 04/15/26	1,686,902
680,000	5.00%, 04/15/27 (c)	828,512
	State of Connecticut, Series B (GO)
30,000	4.00%, 11/15/24 (c)	32,779
290,000	5.00%, 06/15/25 (c)	336,731
625,000	5.00%, 06/15/25 (c)	733,806
575,000	5.00%, 06/15/25 (c)	677,885
150,000	5.00%, 11/15/25	179,324
585,000	5.00%, 05/15/26	706,124
785,000	5.00%, 04/15/27	964,098
100,000	5.00%, 04/15/27	122,815
705,000	State of Connecticut, Series C (GO) 4.00%, 06/15/28 (c)	794,697
1,310,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	1,462,549
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	404,156
585,000	4.00%, 09/01/24 (c)	636,217
500,000	4.00%, 09/01/24 (c)	550,755
100,000	5.00%, 08/01/25 (c)	117,742
400,000	5.00%, 09/15/27	495,232
1,000,000	5.00%, 09/15/28 (c)	1,246,090
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	353,217
770,000	5.00%, 11/15/24 (c)	895,017
420,000	5.00%, 11/15/25 (c)	493,013
290,000	5.00%, 11/15/25 (c)	345,025
400,000	5.00%, 11/15/25 (c)	472,656
655,000	5.00%, 11/15/25	783,046
	State of Connecticut, Special Tax Obligation, Series A (RB)
785,000	4.00%, 09/01/26 (c)	865,180
320,000	5.00%, 09/01/24 (c)	367,386
150,000	5.00%, 09/01/24 (c)	171,644
470,000	5.00%, 09/01/24 (c)	547,949
295,000	5.00%, 09/01/24 (c)	342,964
220,000	5.00%, 09/01/24 (c)	255,105
255,000	5.00%, 08/01/25 (c)	299,436
590,000	5.00%, 08/01/25 (c)	691,144
795,000	5.00%, 08/01/25 (c)	927,662
55,000	5.00%, 08/01/25 (c)	65,490
440,000	5.00%, 08/01/25	526,077
335,000	5.00%, 08/01/25 (c)	396,201
225,000	5.00%, 08/01/25 (c)	266,814
100,000	5.00%, 09/01/25	119,821
200,000	5.00%, 09/01/26 (c)	238,492
10,000	5.00%, 09/01/26	12,223
Principal Amount		Value
Connecticut: (continued)
$475,000	5.00%, 09/01/26 (c)	$568,589
190,000	5.00%, 01/01/28 (c)	231,278
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	406,774
100,000	5.00%, 09/01/26 (c)	121,797
470,000	5.00%, 10/01/26	575,482
1,025,000	5.00%, 10/01/28	1,292,894
135,000	State of Connecticut, Special Tax Obligation, Series C (RB) 5.00%, 10/01/26	165,298
	State of Connecticut, State Revolving Fund, Series A (RB)
125,000	3.13%, 03/01/25 (c)	131,865
1,000,000	5.00%, 05/01/27 (c)	1,231,280
275,000	5.00%, 02/01/29 (c)	349,684
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	214,826
200,000	5.00%, 02/15/25 (c)	231,092
860,000	5.00%, 02/15/25 (c)	1,001,556
100,000	5.00%, 02/15/25 (c)	116,182
770,000	5.00%, 01/15/26	925,894
265,000	5.00%, 03/15/26 (c)	313,561
280,000	5.00%, 03/15/26 (c)	335,647
435,000	5.00%, 03/15/26 (c)	519,747
380,000	5.00%, 03/15/26 (c)	452,189
745,000	5.00%, 01/15/27 (c)	903,454
335,000	5.00%, 01/15/27 (c)	409,229
1,060,000	5.00%, 01/15/27	1,298,574
500,000	5.00%, 11/01/28 (c)	613,810
500,000	5.00%, 11/01/28 (c)	617,610
		46,738,520
Delaware: 0.3%
180,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	188,933
	Delaware Transportation Authority (RB)
30,000	4.00%, 07/01/25	34,448
20,000	5.00%, 07/01/25	24,151
220,000	5.00%, 07/01/26 (c)	271,212
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	540,168
500,000	4.00%, 03/01/27 (c)	582,955
1,000,000	5.00%, 03/01/26	1,230,870
	State of Delaware, Series A (GO)
545,000	2.13%, 03/01/26 (c)	567,476
500,000	5.00%, 02/01/28 (c)	637,180
500,000	5.00%, 02/01/28	642,955
810,000	5.00%, 10/01/28	1,056,580
		5,776,928
District of Columbia: 1.2%
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	153,303

See Notes to Financial Statements

13

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
District of Columbia: (continued)
	District of Columbia, Georgetown University Issue (RB)
$645,000	5.00%, 04/01/27 (c)	$787,668
105,000	5.00%, 04/01/27 (c)	129,313
	District of Columbia, Series A (GO)
30,000	5.00%, 06/01/25	36,124
420,000	5.00%, 06/01/25 (c)	496,222
20,000	5.00%, 12/01/25	24,413
10,000	5.00%, 06/01/26	12,341
290,000	5.00%, 06/01/26 (c)	349,261
210,000	5.00%, 06/01/26 (c)	256,055
30,000	5.00%, 06/01/26 (c)	36,404
250,000	5.00%, 06/01/26 (c)	301,708
580,000	5.00%, 06/01/27 (c)	710,796
170,000	5.00%, 06/01/27 (c)	208,823
750,000	5.00%, 06/01/28 (c)	933,825
	District of Columbia, Series C (GO)
1,025,000	5.00%, 06/01/24 (c)	1,184,767
280,000	5.00%, 06/01/24 (c)	324,584
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	571,035
100,000	5.00%, 06/01/24 (c)	116,503
20,000	5.00%, 12/01/26 (c)	24,497
160,000	5.00%, 12/01/26 (c)	197,621
1,500,000	5.00%, 06/01/27 (c)	1,877,880
500,000	5.00%, 06/01/27 (c)	614,185
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	30,621
195,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	233,721
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,189,650
1,010,000	5.00%, 10/01/25 (c)	1,217,878
1,030,000	5.00%, 04/01/26 (c)	1,238,946
100,000	5.00%, 04/01/26 (c)	120,588
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB)
100,000	5.00%, 10/01/24 (c)	117,047
200,000	5.00%, 10/01/24 (c)	235,238
1,000,000	Metropolitan Washington Airports Authority, Airport System, Series A (RB) 5.00%, 10/01/28 (c)	1,232,580
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
140,000	5.00%, 07/01/27 (c)	173,195
330,000	5.00%, 07/01/27	414,774
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
810,000	5.00%, 07/01/27 (c)	990,994
550,000	5.00%, 07/01/27 (c)	675,191
300,000	5.00%, 07/01/27 (c)	369,603
Principal Amount		Value
District of Columbia: (continued)
	Washington Metropolitan Area Transit Authority, Series B (RB)
$1,070,000	5.00%, 07/01/27 (c)	$1,313,553
1,000,000	5.00%, 07/01/27 (c)	1,223,450
650,000	5.00%, 07/01/27 (c)	804,121
240,000	5.00%, 07/01/27	301,654
555,000	5.00%, 07/01/27 (c)	688,866
		21,918,998
Florida: 4.3%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,722
520,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	543,327
1,055,000	Central Florida Expressway Authority, Series A (RB) 3.00%, 07/01/26 (c)	1,101,030
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	35,972
115,000	5.00%, 07/01/26	140,475
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	216,307
	City of Gainesville, Utilities System, Series A (RB)
200,000	5.00%, 10/01/26	247,694
500,000	5.00%, 10/01/27 (c)	617,665
195,000	5.00%, 10/01/27 (c)	241,925
515,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	595,067
	City of Jacksonville, Series A (RB)
1,000,000	5.00%, 10/01/29 (c)	1,265,900
1,000,000	5.00%, 10/01/29 (c)	1,272,460
585,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/27	732,256
	City of Jacksonville, Transportation Revenue (RB)
100,000	3.00%, 10/01/25 (c)	104,092
310,000	3.00%, 10/01/25 (c)	323,063
450,000	3.25%, 10/01/25 (c)	470,169
785,000	5.00%, 10/01/24 (c)	907,107
210,000	5.00%, 10/01/25 (c)	249,568
295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	358,859
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	650,581
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	563,885
585,000	5.00%, 09/01/26 (c)	711,225
680,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	770,365

See Notes to Financial Statements

14

Principal Amount		Value
Florida: (continued)
$100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	$116,892
	County of Miami-Dade (RB)
565,000	0.00%, 10/01/26 (c) ^	400,314
400,000	0.00%, 10/01/26 (c) ^	269,260
275,000	5.00%, 10/01/26	337,123
510,000	5.00%, 10/01/26 (c)	621,466
115,000	5.00%, 10/01/26 (c)	137,856
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	900,307
1,060,000	5.00%, 10/01/26 (c)	1,292,490
290,000	County of Miami-Dade, Aviation Revenue, Series B (RB) 5.00%, 10/01/24 (c)	341,095
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	240,658
100,000	5.00%, 07/01/25 (c)	118,822
55,000	5.00%, 07/01/25	66,181
280,000	5.00%, 07/01/26 (c)	337,070
500,000	5.00%, 07/01/26 (c)	600,095
1,000,000	5.00%, 07/01/26 (c)	1,214,900
100,000	5.00%, 07/01/26 (c)	122,920
575,000	5.00%, 07/01/26 (c)	704,214
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
485,000	3.00%, 07/01/24 (c)	505,671
555,000	4.00%, 07/01/24 (c)	608,108
125,000	4.00%, 07/01/24 (c)	136,709
275,000	5.00%, 07/01/24 (c)	320,744
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
710,000	5.00%, 04/01/26 (c)	857,218
1,000,000	5.00%, 04/01/26 (c)	1,211,400
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,163,770
	County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
25,000	5.00%, 07/01/26 (c)	29,391
105,000	5.00%, 07/01/26 (c)	125,248
	County of Miami-Dade, Expressway Authority Toll System, Series B (RB)
130,000	5.00%, 07/01/24 (c)	149,275
275,000	5.00%, 07/01/24 (c)	317,111
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	278,443
1,000,000	County of Miami-Dade, Public Health Trust Program, Series A (GO) 3.38%, 07/01/28 (c)	1,075,520
	County of Miami-Dade, Water and Sewer System (RB)
250,000	5.00%, 10/01/25 (c)	301,770
270,000	5.00%, 10/01/25	326,765
1,000,000	5.00%, 10/01/27 (c)	1,260,930
Principal Amount		Value
Florida: (continued)
	County of Miami-Dade, Water and Sewer System, Series B (RB)
$370,000	3.00%, 10/01/27 (c)	$379,590
605,000	5.00%, 10/01/25 (c)	713,362
125,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	156,905
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	126,505
1,025,000	5.00%, 09/01/27 (c)	1,291,018
500,000	Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project (RB) 5.00%, 04/01/26 (c)	578,495
455,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	482,150
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
635,000	3.00%, 10/01/26 (c)	671,728
125,000	5.00%, 10/01/26 (c)	151,270
195,000	5.00%, 10/01/26 (c)	237,619
470,000	5.00%, 10/01/27	587,909
145,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series B (RB) 5.00%, 10/01/25 (c)	174,296
680,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	721,738
640,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/24 (c)	669,466
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,202,690
	Florida’s Turnpike Enterprise, Series B (RB)
265,000	5.00%, 07/01/25 (c)	316,794
110,000	5.00%, 07/01/25 (c)	132,296
740,000	Florida’s Turnpike Enterprise, Series C (RB) 5.00%, 07/01/26 (c)	899,004
995,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,039,287
	Hernando County School District, Series A (CP) (AGM)
245,000	3.00%, 07/01/26 (c)	253,898
450,000	3.00%, 07/01/26 (c)	467,527
450,000	3.00%, 07/01/26 (c)	467,937
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	178,012
695,000	5.00%, 10/01/27 (c)	843,355

See Notes to Financial Statements

15

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Florida: (continued)
	JEA Electric System, Series Three B (RB)
$850,000	5.00%, 10/01/27 (c)	$1,047,922
610,000	5.00%, 10/01/27 (c)	754,265
350,000	5.00%, 10/01/27	431,956
15,000	JEA Water and Sewer System, Series A (RB) 5.00%, 04/01/24 (c)	17,461
1,750,000	Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	2,166,395
	Manatee County School District (RB) (AGM)
290,000	5.00%, 10/01/26	360,453
160,000	5.00%, 04/01/27 (c)	197,350
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
815,000	5.00%, 02/01/24 (c)	924,870
610,000	5.00%, 02/01/24 (c)	687,976
755,000	5.00%, 02/01/24 (c)	859,666
640,000	5.00%, 02/01/24 (c)	733,542
145,000	5.00%, 02/01/24 (c)	165,422
425,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24 (c)	481,682
1,020,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,143,512
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	492,459
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	366,293
	Orange County, Tourist Development Tax (RB)
150,000	5.00%, 10/01/26	185,547
110,000	5.00%, 10/01/27	138,713
420,000	5.00%, 10/01/30	557,239
120,000	Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	149,378
10,000	Palm Beach County Health Facilities Authority, Act Retirement-Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	11,739
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	154,138
120,000	5.00%, 08/01/27	151,096
110,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	140,308
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	217,338
Principal Amount		Value
Florida: (continued)
$200,000	School Board of Duval County, Series B (CP) 5.00%, 07/01/25 (c)	$236,342
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	132,430
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	852,336
	School Board of Miami-Dade County, Series C (CP)
1,020,000	3.25%, 02/01/21 (c)	1,031,873
265,000	3.25%, 02/01/21 (c)	268,252
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	154,958
265,000	5.00%, 11/01/24 (c)	307,556
165,000	5.00%, 02/01/26	200,351
250,000	5.00%, 02/01/26 (c)	300,615
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	239,896
	South Broward Hospital District (RB)
500,000	4.00%, 05/01/26 (c)	551,965
435,000	5.00%, 05/01/26 (c)	522,618
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	419,364
150,000	5.00%, 04/01/26 (c)	181,554
	South Miami Health Facilities Authority (RB)
1,000,000	5.00%, 08/15/27 (c)	1,220,370
710,000	5.00%, 08/15/27 (c)	879,399
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/25	120,451
255,000	5.00%, 07/01/26	314,945
100,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/26	123,508
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
825,000	2.70%, 06/01/24 (c)	864,146
650,000	4.00%, 06/01/28 (c)	760,578
525,000	5.00%, 06/01/24 (c)	613,935
815,000	5.00%, 06/01/25 (c)	979,907
795,000	5.00%, 06/01/28 (c)	1,006,176
	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,656
125,000	5.00%, 06/01/24 (c)	146,175
1,000,000	5.00%, 06/01/27 (c)	1,255,180
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
500,000	3.00%, 06/01/24 (c)	523,020
250,000	3.00%, 06/01/24 (c)	263,233

See Notes to Financial Statements

16

Principal Amount		Value
Florida: (continued)
$1,750,000	3.00%, 06/01/29 (c)	$1,868,667
725,000	4.00%, 06/01/26 (c)	830,096
500,000	4.00%, 06/01/26 (c)	574,950
1,500,000	4.00%, 06/01/27 (c)	1,743,855
20,000	5.00%, 06/01/24 (c)	23,388
585,000	5.00%, 06/01/27	735,398
145,000	5.00%, 06/01/28 (c)	184,224
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
20,000	4.00%, 06/01/26	23,342
10,000	5.00%, 06/01/26 (c)	12,252
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
1,070,000	2.38%, 06/01/26 (c)	1,093,058
500,000	3.00%, 06/01/25 (c)	530,600
200,000	4.00%, 06/01/25 (c)	224,528
	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO)
35,000	5.00%, 06/01/25 (c)	42,124
35,000	5.00%, 06/01/26 (c)	42,881
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	631,218
555,000	3.00%, 07/01/27 (c)	598,479
40,000	5.00%, 07/01/26 (c)	49,397
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	964,042
555,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 2.63%, 07/01/25 (c)	585,519
	Tampa Bay, Water Utility System, Series A (RB)
110,000	4.00%, 10/01/25 (c)	125,761
15,000	5.00%, 10/01/25	18,182
	Volusia County School Board, Master Lease Program, Series B (CP)
280,000	5.00%, 08/01/24 (c)	324,971
15,000	5.00%, 08/01/24 (c)	17,439
	West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area (TA)
680,000	5.00%, 03/01/29 (c)	851,802
680,000	5.00%, 03/01/29 (c)	854,427
		81,332,410
Georgia: 1.7%
420,000	Augusta, Water and Sewer Revenue (RB) 3.00%, 10/01/27 (c)	442,247
Principal Amount		Value
Georgia: (continued)
$1,000,000	City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	$1,259,920
	City of Atlanta, Public Improvement (GO)
630,000	4.50%, 12/01/24 (c)	727,681
25,000	4.88%, 12/01/24 (c)	29,442
330,000	5.00%, 12/01/24 (c)	388,549
	City of Atlanta, Water and Wastewater (RB)
200,000	4.00%, 11/01/29 (c)	235,342
580,000	5.00%, 05/01/25 (c)	681,819
1,050,000	5.00%, 05/01/25 (c)	1,232,301
125,000	5.00%, 05/01/25 (c)	149,119
295,000	5.00%, 05/01/25 (c)	348,711
30,000	5.00%, 05/01/25 (c)	35,395
990,000	5.00%, 05/01/25 (c)	1,165,458
1,040,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/01/25 (c)	1,234,428
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	300,398
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	898,110
25,000	County of Forsyth, Series B (GO) 5.00%, 03/01/25 (c)	29,849
	Forsyth County School District (GO)
1,000,000	5.00%, 02/01/28 (c)	1,265,910
1,000,000	5.00%, 02/01/28 (c)	1,278,190
	Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
225,000	5.00%, 02/15/27 (c)	264,400
100,000	5.00%, 02/15/27 (c)	119,866
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
925,000	2.90%, 12/01/25 (c)	961,991
285,000	3.00%, 06/01/24 (c)	296,223
190,000	Glynn-Brunswick Memorial Hospital Authority (RB) 5.00%, 08/01/25 (c)	216,353
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	18,091
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	363,129
30,000	5.00%, 07/01/26 (c)	36,404
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
495,000	5.00%, 07/01/26 (c)	604,647
235,000	5.00%, 07/01/26 (c)	288,145
420,000	5.00%, 07/01/26	518,133
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	127,166

See Notes to Financial Statements

17

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Georgia: (continued)
$200,000	5.00%, 07/01/26 (c)	$237,062
1,090,000	5.00%, 07/01/26 (c)	1,301,449
500,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	646,245
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
345,000	3.00%, 07/01/26 (c)	358,969
595,000	5.00%, 07/01/26 (c)	720,366
375,000	5.00%, 07/01/26 (c)	449,220
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	998,563
125,000	5.00%, 02/01/26	153,458
1,190,000	5.00%, 02/01/26 (c)	1,455,489
680,000	5.00%, 02/01/26 (c)	826,615
600,000	5.00%, 07/01/26	744,072
1,200,000	5.00%, 02/01/27 (c)	1,476,816
1,000,000	5.00%, 02/01/27	1,256,450
350,000	5.00%, 02/01/27 (c)	436,142
150,000	5.00%, 02/01/27 (c)	186,186
	State of Georgia, Series C (GO)
3,000,000	5.00%, 07/01/27 (c)	3,755,460
130,000	5.00%, 07/01/27	164,905
1,010,000	State of Georgia, Series C-1 (GO) 5.00%, 02/01/26	1,239,937
610,000	State of Georgia, Series E (GO) 5.00%, 12/01/25	745,780
		32,670,601
Hawaii: 1.2%
35,000	City and County of Honolulu, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	40,481
675,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	806,807
	City and County of Honolulu, Series B (GO)
10,000	5.00%, 10/01/25 (c)	11,932
760,000	5.00%, 10/01/25 (c)	913,193
1,010,000	5.00%, 10/01/25 (c)	1,217,464
1,000,000	5.00%, 09/01/27 (c)	1,241,050
1,000,000	City and County of Honolulu, Series C (GO) 5.00%, 10/01/29	1,314,610
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,088,815
1,015,000	5.00%, 07/01/26 (c)	1,224,323
100,000	City and County of Honolulu, Wastewater System, Series B (RB) 4.00%, 07/01/26 (c)	111,706
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	208,154
250,000	State of Hawaii, Series A (RB) 5.00%, 07/01/24 (c)	287,890
Principal Amount		Value
Hawaii: (continued)
$295,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	$360,210
1,645,000	State of Hawaii, Series EO (GO) 5.00%, 08/01/24 (c)	1,913,398
25,000	State of Hawaii, Series EQ (GO) 5.00%, 08/01/24 (c)	28,833
50,000	State of Hawaii, Series ET (GO) 5.00%, 10/01/25	60,639
	State of Hawaii, Series EY (GO)
120,000	5.00%, 10/01/25 (c)	144,649
1,205,000	5.00%, 10/01/25 (c)	1,456,218
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	604,240
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	230,510
130,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	157,661
	State of Hawaii, Series FH (GO)
15,000	5.00%, 10/01/26 (c)	18,511
375,000	5.00%, 10/01/26 (c)	464,186
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	845,698
130,000	5.00%, 05/01/27 (c)	159,861
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	627,300
105,000	5.00%, 10/01/27 (c)	132,756
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	341,203
250,000	5.00%, 01/01/26	304,790
1,020,000	5.00%, 10/01/27 (c)	1,271,838
150,000	5.00%, 01/01/28 (c)	187,338
1,150,000	5.00%, 01/01/28 (c)	1,438,224
1,300,000	State of Hawaii, Series FW (GO) 5.00%, 01/01/28	1,653,639
160,000	State of Hawaii, Series HI (GO) 5.00%, 10/01/26	198,512
	University of Hawaii, Series E (RB)
285,000	5.00%, 10/01/26 (c)	348,036
240,000	5.00%, 10/01/26 (c)	292,356
		21,707,031
Idaho: 0.0%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	612,225
	Idaho Health Facilities Authority, Trinity Health Group, Series D (RB)
115,000	5.00%, 06/01/22 (c)	124,698
185,000	5.00%, 06/01/22 (c)	200,697
		937,620
Illinois: 4.3%
235,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	282,815
100,000	Chicago Board of Education, Series A (GO) 0.00%, 12/01/30 ^	70,866
175,000	Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/27 (c)	212,072

See Notes to Financial Statements

18

Principal Amount		Value
Illinois: (continued)
	Chicago O’Hare International Airport, Series B (RB)
$575,000	5.00%, 01/01/25 (c)	$667,736
510,000	5.00%, 01/01/25 (c)	589,310
135,000	5.00%, 01/01/25 (c)	155,687
580,000	5.00%, 01/01/25 (c)	667,951
315,000	5.00%, 01/01/25 (c)	368,572
130,000	5.00%, 01/01/25 (c)	152,595
470,000	5.00%, 01/01/27 (c)	563,962
100,000	5.00%, 01/01/27 (c)	119,770
	Chicago O’Hare International Airport, Series C (RB)
135,000	5.00%, 01/01/26 (c)	159,409
545,000	5.00%, 01/01/26	656,561
500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	596,175
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	120,637
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	852,952
	City of Chicago, Series A (GO)
2,000,000	5.50%, 01/01/25 (c)	2,264,100
800,000	5.63%, 01/01/27 (c)	943,328
340,000	5.63%, 01/01/27 (c)	402,458
510,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	565,529
100,000	City of Chicago, Series E (GO) 5.50%, 01/01/25 (c)	112,805
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
125,000	5.00%, 01/01/24 (c)	139,101
225,000	5.00%, 01/01/24 (c)	251,840
1,260,000	5.00%, 01/01/24 (c)	1,416,152
100,000	City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B (RB) 5.00%, 01/01/26	117,827
	City of Chicago, Water Revenue, Second Lien (RB)
120,000	5.00%, 11/01/24 (c)	135,737
655,000	5.00%, 11/01/24 (c)	746,451
75,000	5.00%, 11/01/24 (c)	85,845
1,010,000	5.00%, 11/01/27 (c)	1,212,404
180,000	5.25%, 11/01/27 (c)	218,162
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
305,000	5.00%, 11/01/26 (c)	356,847
420,000	5.00%, 11/01/26 (c)	492,538
	City of Springfield, Electric Revenue, Senior Lien (RB)
420,000	5.00%, 03/01/25 (c)	482,567
15,000	5.00%, 03/01/25 (c)	17,160
775,000	5.00%, 03/01/25 (c)	905,153
425,000	5.00%, 03/01/25 (c)	494,568
Principal Amount		Value
Illinois: (continued)
$1,000,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	$1,258,500
210,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	242,823
325,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	380,568
	Illinois Finance Authority of Clean Water Initiative (RB)
155,000	5.00%, 01/01/27 (c)	188,471
115,000	5.00%, 01/01/27 (c)	141,266
	Illinois Finance Authority, Advocate Health Care Network (RB)
225,000	5.00%, 08/01/24 (c)	256,516
250,000	5.00%, 08/01/24 (c)	288,670
	Illinois Finance Authority, Clean Water Initiative (RB)
165,000	4.00%, 01/01/26 (c)	185,290
100,000	4.00%, 01/01/26 (c)	114,321
135,000	5.00%, 01/01/26	163,517
685,000	5.00%, 01/01/26 (c)	823,178
400,000	5.00%, 01/01/27 (c)	496,080
	Illinois Finance Authority, Mercy Health Corp. (RB)
80,000	4.00%, 06/01/26 (c)	86,562
1,000,000	4.00%, 06/01/26 (c)	1,077,390
160,000	4.00%, 06/01/26 (c)	173,718
325,000	5.00%, 12/01/25	386,015
250,000	5.00%, 06/01/26 (c)	290,858
130,000	5.00%, 06/01/26 (c)	153,846
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,370,063
280,000	5.00%, 07/15/27	350,599
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	335,403
100,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	115,311
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,129,988
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	115,038
125,000	5.00%, 05/15/25 (c)	145,023
195,000	5.00%, 05/15/25 (c)	229,104
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	221,506
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	534,330

See Notes to Financial Statements

19

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Illinois: (continued)
	Illinois Housing Development Authority, Series C (RB)
$540,000	2.80%, 10/01/28 (c)	$552,226
220,000	3.10%, 02/01/26 (c)	226,587
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	198,987
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	320,378
555,000	5.00%, 01/01/26 (c)	653,013
760,000	5.00%, 01/01/26 (c)	891,138
510,000	5.00%, 01/01/28 (c)	621,226
175,000	5.00%, 01/01/29	221,473
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	394,501
	Illinois State Toll Highway Authority, Series C (RB)
500,000	5.00%, 01/01/25 (c)	578,020
100,000	5.00%, 01/01/25 (c)	116,706
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	239,521
120,000	5.00%, 01/01/24 (c)	134,563
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	213,712
450,000	5.00%, 01/01/24 (c)	503,851
410,000	5.00%, 01/01/24 (c)	463,443
1,055,000	5.00%, 01/01/24 (c)	1,188,215
700,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	816,802
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
425,000	5.00%, 12/01/26 (c)	511,742
340,000	5.00%, 12/01/26	417,010
	Northern Illinois Municipal Power Agency, Series A (RB)
1,130,000	4.00%, 12/01/26 (c)	1,254,989
45,000	5.00%, 12/01/25	53,879
	Railsplitter Tobacco Settlement Authority (RB)
1,795,000	5.00%, 06/01/26 (c)	2,163,280
325,000	5.00%, 06/01/26	393,328
	Regional Transportation Authority of Illinois, Series A (RB)
530,000	5.00%, 07/01/25	628,824
500,000	5.00%, 07/01/27 (c)	609,085
305,000	5.00%, 07/01/27 (c)	372,152
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	116,816
Principal Amount		Value
Illinois: (continued)
$250,000	5.00%, 01/01/28 (c)	$292,770
570,000	5.00%, 01/01/28 (c)	666,091
250,000	5.00%, 01/01/28 (c)	293,650
880,000	5.00%, 01/01/28 (c)	1,048,370
800,000	5.00%, 01/01/28 (c)	946,320
	State of Illinois (RB)
300,000	3.00%, 06/15/26 (c)	280,755
495,000	3.00%, 06/15/26 (c)	467,879
710,000	3.00%, 06/15/26 (c)	685,832
320,000	3.00%, 06/15/26 (c)	299,462
680,000	3.00%, 06/15/26 (c)	651,012
720,000	3.50%, 06/01/26 (c)	725,616
1,120,000	3.50%, 06/01/26 (c)	1,120,426
595,000	4.00%, 01/01/26 (c)	618,116
1,000,000	4.00%, 06/01/26 (c)	1,029,700
1,060,000	4.00%, 06/01/26 (c)	1,099,973
2,895,000	4.00%, 06/01/26 (c)	2,987,322
380,000	4.00%, 06/15/26 (c)	410,689
750,000	4.13%, 11/01/26 (c)	786,952
275,000	5.00%, 05/01/24 (c)	302,803
130,000	5.00%, 01/01/26 (c)	144,154
1,080,000	5.00%, 01/01/26	1,226,146
1,025,000	5.00%, 01/01/26 (c)	1,134,019
575,000	5.00%, 01/01/26 (c)	643,793
185,000	5.00%, 01/01/26 (c)	208,140
250,000	5.00%, 02/01/26	284,160
1,050,000	5.00%, 06/01/26 (c)	1,187,854
400,000	5.00%, 06/15/26 (c)	456,416
2,010,000	5.00%, 02/01/27	2,300,726
1,890,000	5.00%, 02/01/27 (c)	2,155,942
150,000	6.00%, 05/01/25	175,770
1,000,000	6.00%, 05/01/26	1,199,880
	State of Illinois, Series A (RB)
185,000	5.00%, 06/15/26	212,811
100,000	5.00%, 06/15/26 (c)	114,103
1,000,000	5.00%, 05/01/28 (c)	1,133,960
260,000	5.00%, 10/01/28	303,256
1,200,000	5.25%, 12/01/27 (c)	1,391,964
1,770,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	2,008,242
	State of Illinois, Series D (GO)
2,480,000	5.00%, 11/01/25	2,803,144
500,000	5.00%, 06/15/26 (c)	563,225
955,000	5.00%, 11/01/26	1,085,873
2,200,000	5.00%, 11/01/27 (c)	2,518,296
30,000	University of Illinois, Series A (RB) 4.00%, 04/01/25 (c)	32,457
		81,705,132
Indiana: 0.8%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	734,795
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	18,069
	Indiana Finance Authority Highway, Series C (RB)
1,060,000	5.00%, 12/01/26 (c)	1,315,131
160,000	5.00%, 12/01/26 (c)	199,040
1,000,000	5.00%, 02/01/28 (c)	1,270,170
420,000	5.00%, 06/01/28	538,524

See Notes to Financial Statements

20

Principal Amount		Value
Indiana: (continued)
$130,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	$158,305
610,000	Indiana Finance Authority, Series C (RB) 5.00%, 02/01/28 (c)	770,332
	Indiana Finance Authority, Series E (RB)
100,000	5.00%, 08/01/26 (c)	122,776
1,000,000	5.00%, 08/01/26 (c)	1,222,520
160,000	5.00%, 08/01/26 (c)	197,504
2,165,000	5.00%, 06/01/29	2,825,801
125,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.00%, 08/01/25 (c)	150,026
300,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	305,277
	Indiana Municipal Power Agency, Series A (RB)
1,650,000	5.00%, 07/01/26 (c)	1,978,795
250,000	5.00%, 01/01/28 (c)	305,363
205,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 07/01/26 (c)	250,073
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,605
1,325,000	Indianapolis Local Public Improvement Bond Bank, Series A (RB) 5.00%, 02/01/29 (c)	1,686,977
160,000	Indianapolis Local Public Improvement Bond Bank, Series C (RB) 4.00%, 01/01/28 (c)	183,594
20,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	23,492
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	227,744
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	147,960
		14,649,873
Iowa: 0.4%
	Iowa Finance Authority (RB)
110,000	5.00%, 08/01/26	136,362
1,000,000	5.00%, 08/01/27 (c)	1,245,830
1,000,000	5.00%, 08/01/27 (c)	1,263,110
120,000	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB) 5.00%, 05/15/27 (c)	134,165
3,700,000	PEFA, Inc. (RB) 5.00%, 06/01/26 (c) (p)	4,353,124
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	152,443
Principal Amount		Value
Iowa: (continued)
$130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB) 5.00%, 06/15/26	$159,838
		7,444,872
Kansas: 0.7%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	344,358
500,000	4.00%, 09/01/27 (c)	576,460
500,000	5.00%, 09/01/27 (c)	612,645
250,000	5.00%, 09/01/27 (c)	306,975
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	567,065
	County of Johnson, Internal Improvement, Series A (GO)
750,000	4.00%, 09/01/27 (c)	857,452
750,000	5.00%, 09/01/27 (c)	939,060
210,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	234,368
300,000	Johnson County Unified School District No. 512, Series A (GO) 4.00%, 10/01/25 (c)	334,104
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
225,000	5.00%, 04/01/23 (c)	251,314
140,000	5.00%, 04/01/23 (c)	155,852
10,000	5.00%, 04/01/23 (c)	11,143
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
380,000	5.00%, 05/01/23 (c)	425,349
690,000	5.00%, 05/01/23 (c)	770,633
125,000	Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	147,976
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
110,000	5.00%, 09/01/24 (c)	128,667
740,000	5.00%, 09/01/24 (c)	868,235
150,000	5.00%, 09/01/27 (c)	185,234
720,000	5.00%, 09/01/27 (c)	894,154
775,000	5.00%, 09/01/27 (c)	959,775
400,000	5.00%, 09/01/27	506,236
630,000	5.00%, 09/01/27 (c)	782,384
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
120,000	5.00%, 09/01/25 (c)	142,984
720,000	5.00%, 09/01/25 (c)	855,670
765,000	5.00%, 09/01/25 (c)	914,527
555,000	5.00%, 09/01/25 (c)	669,341
295,000	5.00%, 09/01/25 (c)	354,678
250,000	Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	279,515
		14,076,154

See Notes to Financial Statements

21

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Kentucky: 0.6%
$125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	$146,140
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,219,165
585,000	5.00%, 11/01/26 (c)	702,638
450,000	5.00%, 11/01/26	544,333
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
20,000	5.00%, 09/01/25 (c)	23,762
80,000	5.00%, 09/01/25	95,413
595,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	617,408
	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB)
1,080,000	5.00%, 09/01/25 (c)	1,257,390
200,000	5.00%, 09/01/25 (c)	235,186
100,000	Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	123,333
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	197,845
	Kentucky Turnpike Authority, Series B (RB)
800,000	5.00%, 07/01/26	965,944
380,000	5.00%, 07/01/27	468,016
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	1,065,100
55,000	5.00%, 10/01/26 (c)	66,224
290,000	5.00%, 10/01/26 (c)	345,953
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	109,383
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	24,299
125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	150,929
	University of Kentucky, Series A (RB)
770,000	3.00%, 04/01/26 (c)	795,741
500,000	4.00%, 04/01/26 (c)	566,470
745,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	882,579
		10,603,251
Louisiana: 0.8%
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	291,875
Principal Amount		Value
Louisiana: (continued)
$2,635,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	$2,798,370
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	212,016
990,000	5.00%, 10/01/27 (c)	1,211,542
295,000	Louisiana Public Facilities Authority (RB) 5.00%, 07/01/25 (c)	341,495
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	513,610
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	1,033,200
535,000	5.00%, 06/01/24 (c)	616,047
1,060,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	1,294,695
350,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	403,697
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	162,534
760,000	5.00%, 05/01/25 (c)	896,048
760,000	5.00%, 03/01/26	926,144
640,000	5.00%, 09/01/26 (c)	774,950
565,000	5.00%, 04/01/27 (c)	693,492
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	243,740
205,000	5.00%, 08/01/26 (c)	251,736
875,000	5.00%, 10/01/26	1,080,415
150,000	5.00%, 10/01/27	189,027
	State of Louisiana, Series C (GO)
100,000	5.00%, 08/01/24 (c)	116,412
710,000	5.00%, 08/01/24 (c)	828,336
	State of Louisiana, Series D (GO)
200,000	3.00%, 09/01/26 (c)	211,932
100,000	5.00%, 09/01/26 (c)	122,083
	State of Louisiana, Series D-1 (GO)
125,000	5.00%, 12/01/24 (c)	145,610
500,000	5.00%, 12/01/24 (c)	588,390
		15,947,396
Maine: 0.0%
480,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	575,261
Maryland: 3.0%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
1,250,000	5.00%, 10/15/25	1,516,775
250,000	5.00%, 10/15/26	310,448

See Notes to Financial Statements

22

Principal Amount		Value
Maryland: (continued)
$250,000	5.00%, 10/15/27 (c)	$315,493
280,000	5.00%, 10/15/27	354,572
125,000	City of Baltimore, Convention Center Hotel (RB) 5.00%, 09/01/27 (c)	150,185
	County of Baltimore (GO)
1,505,000	4.00%, 03/01/29 (c)	1,761,964
1,415,000	5.00%, 03/01/26	1,734,917
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	560,973
	County of Montgomery, Series A (GO)
1,225,000	5.00%, 11/01/24 (c)	1,438,419
875,000	5.00%, 11/01/24 (c)	1,029,402
20,000	5.00%, 12/01/24 (c)	23,614
300,000	5.00%, 12/01/24 (c)	355,626
	County of Montgomery, Series B (GO)
275,000	4.00%, 12/01/23 (c)	305,176
1,735,000	5.00%, 11/01/24 (c)	2,052,141
350,000	5.00%, 11/01/24 (c)	413,024
1,190,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,391,288
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,995
255,000	Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue (RB) 4.00%, 07/01/25 (c)	276,132
550,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	645,425
950,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,037,523
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	902,347
250,000	5.00%, 05/01/26 (c)	298,145
240,000	5.00%, 05/01/26	293,095
250,000	5.00%, 05/01/26 (c)	302,205
1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,234,180
	Maryland State Department of Transportation (RB)
500,000	3.00%, 09/01/27 (c)	532,200
1,500,000	4.00%, 05/01/25 (c)	1,703,865
	Maryland State Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	313,287
510,000	3.00%, 07/01/27 (c)	536,046
Principal Amount		Value
Maryland: (continued)
	Maryland Water Quality Financing Administration (RB)
$1,095,000	2.80%, 03/01/24 (c)	$1,155,860
655,000	3.00%, 03/01/24 (c)	686,126
	Prince George’s County, Series A (GO)
140,000	4.00%, 09/01/24 (c)	157,244
1,000,000	4.00%, 07/15/28 (c)	1,185,290
1,000,000	5.00%, 07/15/28	1,291,980
1,150,000	5.00%, 07/15/28 (c)	1,477,520
	State of Maryland, Department of Transportation (RB) (SAW)
3,000,000	2.13%, 10/01/27 (c)	2,943,690
1,000,000	3.00%, 11/01/24 (c)	1,047,250
855,000	3.13%, 05/01/25 (c)	903,880
750,000	4.00%, 05/01/28 (c)	886,927
295,000	5.00%, 11/01/24 (c)	347,183
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	207,936
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	451,995
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	366,114
420,000	5.00%, 06/01/24 (c)	489,485
	State of Maryland, State and Local Facilities Loan, First Series (GO)
485,000	4.00%, 06/01/24 (c)	542,070
2,385,000	5.00%, 03/15/28	3,059,883
3,000,000	5.00%, 03/15/29 (c)	3,863,730
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	421,528
250,000	3.13%, 03/15/28 (c)	266,285
1,185,000	4.00%, 03/15/27 (c)	1,377,847
850,000	5.00%, 03/15/26	1,043,145
680,000	5.00%, 03/15/28	872,420
100,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.00%, 08/01/26	117,314
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	620,020
1,000,000	5.00%, 08/01/28 (c)	1,278,930
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
350,000	2.75%, 08/01/23 (c)	368,896
1,000,000	3.00%, 08/01/27 (c)	1,063,270
215,000	4.00%, 08/01/23 (c)	235,070
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	103,389
955,000	4.00%, 08/01/22 (c)	1,022,366
1,000,000	5.00%, 08/01/26	1,238,190
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	525,865
115,000	3.00%, 06/01/24 (c)	121,798
560,000	3.00%, 06/01/24 (c)	593,102

See Notes to Financial Statements

23

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Maryland: (continued)
	Washington Suburban Sanitary District, Second Series (GO)
$685,000	4.00%, 06/01/24 (c)	$759,487
750,000	5.00%, 06/01/26 (c)	904,200
550,000	5.00%, 06/01/27 (c)	687,956
		56,491,703
Massachusetts: 3.1%
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,100,000	5.00%, 06/01/24 (c)	1,268,014
1,000,000	5.00%, 06/15/24 (c)	1,164,580
15,000	5.00%, 06/01/25 (c)	17,928
20,000	5.00%, 06/01/25 (c)	23,888
	Commonwealth of Massachusetts, Rail Enhancement Program, Series A (RB)
145,000	3.00%, 06/01/25 (c)	152,144
745,000	5.00%, 06/01/25 (c)	885,120
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	299,950
850,000	5.00%, 03/01/24 (c)	973,182
1,445,000	5.00%, 07/01/25 (c)	1,725,070
160,000	5.00%, 07/01/25 (c)	190,498
1,000,000	5.00%, 03/01/26	1,225,410
275,000	5.00%, 07/01/26 (c)	336,603
1,000,000	5.00%, 07/01/26	1,235,080
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	727,656
1,860,000	5.00%, 07/01/26 (c)	2,241,430
155,000	5.00%, 07/01/26 (c)	189,226
1,155,000	5.00%, 07/01/28	1,486,693
	Commonwealth of Massachusetts, Series C (GO)
1,000,000	3.00%, 02/01/24 (c)	1,043,350
205,000	5.00%, 05/01/23 (c)	230,209
2,665,000	5.00%, 05/01/31	3,559,827
100,000	Commonwealth of Massachusetts, Series D (GO) 3.00%, 09/01/25 (c)	104,645
	Commonwealth of Massachusetts, Series E (GO)
1,275,000	3.00%, 11/01/27 (c)	1,343,263
250,000	5.00%, 11/01/26	311,138
100,000	5.00%, 11/01/27 (c)	125,247
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	438,564
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	609,300
10,000	5.00%, 12/01/26 (c)	12,403
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
450,000	4.00%, 12/01/27 (c)	514,723
105,000	5.00%, 06/01/26	129,582
20,000	5.00%, 06/01/26 (c)	24,607
Principal Amount		Value
Massachusetts: (continued)
	Massachusetts Bay Transportation Authority, Series A (RB)
$810,000	0.00%, 07/01/26 (c) ^	$666,646
130,000	0.00%, 07/01/26 (c) ^	103,518
1,160,000	0.00%, 07/01/26 (c) ^	865,731
890,000	0.00%, 07/01/26 (c) ^	755,672
210,000	2.00%, 07/01/26 (c)	215,456
1,315,000	4.00%, 07/01/25 (c)	1,469,986
800,000	Massachusetts Clean Water Trust, Series 18 (RB) 5.00%, 02/01/24 (c)	918,352
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	602,885
1,100,000	5.00%, 02/01/26 (c)	1,331,099
940,000	5.00%, 02/01/26 (c)	1,142,429
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,259,680
	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW)
1,000,000	5.00%, 01/01/29 (c)	1,254,000
1,000,000	5.00%, 01/01/29	1,291,880
255,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	314,731
1,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	2,208,886
530,000	Massachusetts Development Finance Agency, Brandeis University, Series S-1 (RB) 5.00%, 10/01/27	672,416
	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB)
910,000	3.00%, 07/01/26 (c)	949,703
200,000	3.25%, 07/01/26 (c)	207,110
1,000,000	5.00%, 07/01/26 (c)	1,212,900
200,000	5.00%, 07/01/26 (c)	241,698
130,000	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	159,514
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
2,065,000	4.00%, 07/15/26 (c)	2,372,602
700,000	5.00%, 07/15/26 (c)	868,805
480,000	5.00%, 07/15/26 (c)	586,402
	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB)
1,000,000	5.00%, 08/15/25 (c)	1,168,460
125,000	5.00%, 08/15/25 (c)	147,984

See Notes to Financial Statements

24

Principal Amount		Value
Massachusetts: (continued)
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
$100,000	3.13%, 07/01/26 (c)	$104,472
115,000	5.00%, 07/01/26	141,621
300,000	5.00%, 07/01/26 (c)	364,884
750,000	Massachusetts Development Finance Agency, South Shore Hospital Issue Series I (RB) 4.00%, 07/01/26 (c)	803,340
500,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	592,225
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	119,873
330,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/27	401,683
500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	528,990
1,000,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB) 5.00%, 01/15/25 (c)	1,182,360
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	18,147
125,000	5.00%, 11/15/26 (c)	152,363
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,131,050
500,000	5.00%, 05/01/25 (c)	587,540
560,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24 (c)	657,238
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	833,104
2,115,000	5.00%, 08/01/27 (c)	2,633,175
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	883,986
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,280,008
		57,993,934
Michigan: 1.9%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	342,516
340,000	Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	429,508
Principal Amount		Value
Michigan: (continued)
	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
$250,000	5.00%, 07/01/26 (c)	$297,968
250,000	5.00%, 07/01/26 (c)	298,493
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
1,220,000	5.00%, 07/01/26 (c)	1,445,907
1,500,000	5.00%, 07/01/26 (c)	1,787,805
500,000	5.00%, 07/01/26 (c)	599,405
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,223,245
30,000	5.00%, 07/01/26 (c)	36,160
130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	154,943
	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
155,000	5.00%, 07/01/26 (c)	187,316
875,000	5.00%, 07/01/26 (c)	1,059,441
365,000	5.00%, 07/01/26	447,669
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,975,000	5.00%, 08/01/24 (c)	2,266,806
1,790,000	5.00%, 08/01/24 (c)	2,075,827
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	133,685
100,000	5.00%, 10/01/26	124,518
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	865,972
405,000	5.00%, 07/01/24 (c)	468,617
560,000	5.00%, 07/01/24 (c)	651,907
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,086,395
110,000	5.00%, 07/01/24 (c)	127,934
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-4 (RB) 5.00%, 07/01/24 (c)	1,675,910
140,000	Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	142,267
	Michigan Finance Authority, Local Government Loan Program, Series C (RB)
500,000	5.00%, 07/01/25 (c)	589,020
250,000	5.00%, 07/01/25 (c)	295,293

See Notes to Financial Statements

25

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Michigan: (continued)
	Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
$725,000	5.00%, 10/01/24 (c)	$827,848
140,000	5.00%, 11/15/26 (c)	170,745
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	113,909
75,000	5.00%, 06/01/27 (c)	91,786
1,205,000	5.50%, 06/01/25 (c)	1,460,580
265,000	5.50%, 06/01/25 (c)	318,925
	Michigan State Building Authority, Series I (RB)
15,000	5.00%, 10/15/25 (c)	17,826
200,000	5.00%, 10/15/25 (c)	236,828
360,000	5.00%, 10/15/25 (c)	431,266
125,000	5.00%, 10/15/26 (c)	150,625
120,000	5.00%, 10/15/26 (c)	144,143
570,000	5.00%, 10/15/26 (c)	688,087
1,080,000	5.00%, 10/15/26 (c)	1,310,429
515,000	5.00%, 10/15/26 (c)	623,377
100,000	Michigan State Hospital Finance Authority, Series B (RB) 5.00%, 12/01/26	123,706
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	126,196
960,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	1,010,534
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
1,640,000	3.10%, 06/01/26 (c)	1,711,143
170,000	3.35%, 06/01/26 (c)	177,757
770,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	929,983
2,600,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	2,760,212
	State of Michigan, Environmental Program, Series A (GO)
500,000	5.00%, 12/01/25 (c)	604,125
10,000	5.00%, 12/01/25 (c)	12,115
	State of Michigan, Grant Anticipation (RB)
300,000	5.00%, 03/15/26	365,913
1,865,000	5.00%, 03/15/27	2,318,810
		35,541,395
Minnesota: 1.2%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
180,000	3.38%, 05/01/27 (c)	190,584
460,000	3.50%, 05/01/27 (c)	488,644
1,000,000	City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/25 (c)	1,171,550
Principal Amount		Value
Minnesota: (continued)
$520,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	$532,293
335,000	City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 4.00%, 07/01/25 (c)	362,761
	County of Hennepin, First Lien, Sales Tax, Series A (RB)
760,000	5.00%, 12/15/23 (c)	875,847
1,500,000	5.00%, 12/15/25	1,829,730
	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	155,582
120,000	5.00%, 01/01/26	145,745
515,000	5.00%, 01/01/27 (c)	631,457
325,000	5.00%, 01/01/27 (c)	396,818
750,000	Minnesota Public Facilities Authority, Series B (GO) 5.00%, 10/01/26	933,322
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,256,320
450,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/26 (c)	548,280
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	609,490
	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG)
750,000	5.00%, 02/01/25 (c)	891,675
600,000	5.00%, 02/01/25 (c)	714,684
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	556,954
440,000	3.00%, 08/01/24 (c)	467,570
500,000	3.00%, 08/01/26 (c)	543,845
570,000	3.25%, 08/01/25 (c)	604,987
185,000	4.00%, 08/01/26	217,421
585,000	4.00%, 08/01/26 (c)	682,958
120,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	132,152
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,299,187
400,000	5.00%, 10/01/27 (c)	507,788
1,000,000	5.00%, 08/01/29 (c)	1,295,460
	State of Minnesota, Various Purpose, Series D (GO)
925,000	2.25%, 08/01/26 (c)	937,839
1,000,000	3.00%, 10/01/27 (c)	1,084,650
1,000,000	3.00%, 10/01/27 (c)	1,092,670
805,000	University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,022,704

See Notes to Financial Statements

26

Principal Amount		Value
Minnesota: (continued)
$1,000,000	Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	$1,062,940
		23,243,907
Mississippi: 0.4%
300,000	Mississippi Development Bank, Jackson Public School District, Series A (RB) 5.00%, 04/01/26 (c)	357,162
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	154,901
1,335,000	5.00%, 10/01/27 (c)	1,650,634
300,000	5.00%, 10/01/27 (c)	370,104
500,000	5.00%, 10/01/27 (c)	619,485
1,000,000	5.00%, 10/01/27 (c)	1,246,180
650,000	5.00%, 10/01/27 (c)	807,761
	State of Mississippi, Series B (GO)
155,000	5.00%, 12/01/26 (c)	187,962
750,000	5.00%, 12/01/26 (c)	918,585
	State of Mississippi, Series C (GO)
850,000	5.00%, 10/01/25	1,029,783
845,000	5.00%, 10/01/25 (c)	1,019,036
105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/25	126,208
		8,487,801
Missouri: 0.8%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	464,382
890,000	5.00%, 04/01/25 (c)	1,036,289
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	672,948
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	111,718
	County of Jackson, Harry S. Truman Sports Complex Project (RB)
10,000	5.00%, 12/01/24 (c)	11,639
195,000	5.00%, 12/01/24 (c)	227,493
110,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB) 5.00%, 02/01/24 (c)	121,198
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	577,764
1,165,000	5.00%, 05/01/25 (c)	1,375,807
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
310,000	5.00%, 01/01/24 (c)	349,575
290,000	5.00%, 01/01/24 (c)	328,895
215,000	5.00%, 01/01/24 (c)	244,924
100,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25 (c)	117,224
Principal Amount		Value
Missouri: (continued)
$395,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	$462,814
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	16,784
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	233,219
105,000	3.00%, 03/01/26 (c)	109,337
	Springfield School District No. R-12 (GO) (SAW)
1,035,000	4.00%, 03/01/28 (c)	1,218,060
2,500,000	4.00%, 03/01/29 (c)	2,907,125
500,000	4.00%, 03/01/29 (c)	583,980
2,000,000	5.00%, 03/01/29 (c)	2,541,500
1,000,000	St. Louis Land Clearance for Redevelopment Authority, Series A (RB) 4.25%, 06/01/26	1,087,990
		14,800,665
Nebraska: 0.5%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
220,000	5.00%, 09/01/26	260,146
1,000,000	5.00%, 09/01/27	1,203,910
300,000	5.00%, 09/01/32	383,859
100,000	City of Lincoln, Electric System, Series A (RB) 5.00%, 09/01/25 (c)	118,720
	Douglas County Hospital Authority No. 2 (RB)
500,000	3.00%, 05/15/26 (c)	515,325
115,000	4.00%, 05/15/26 (c)	127,426
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	253,249
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	272,917
210,000	Nebraska Investment Finance Authority, Series C (RB) 3.45%, 09/01/27 (c)	224,883
100,000	Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	123,634
1,315,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,547,295
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,336,919
560,000	3.13%, 07/01/26 (c)	578,766
1,400,000	5.00%, 01/01/25 (c)	1,616,062
		8,563,111

See Notes to Financial Statements

27

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Nevada: 1.1%
	City of Las Vegas, Series C (GO)
$125,000	5.00%, 03/01/26 (c)	$149,611
500,000	5.00%, 03/01/26 (c)	604,685
	Clark County Limited Tax Bond Bank, Series A (GO)
120,000	5.00%, 11/01/25	145,554
500,000	5.00%, 05/01/26 (c)	610,765
300,000	Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	366,759
1,000,000	Clark County Limited Tax Detention Center (GO) 4.00%, 06/01/29 (c)	1,149,960
	Clark County Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	985,372
420,000	5.00%, 05/01/25 (c)	497,843
980,000	5.00%, 05/01/25 (c)	1,152,852
	Clark County Limited Tax, Series A (GO)
110,000	5.00%, 05/01/26 (c)	133,227
150,000	5.00%, 06/01/28 (c)	187,530
1,000,000	5.00%, 06/01/28 (c)	1,265,020
	Clark County Limited Tax, Series C (GO)
500,000	3.00%, 07/01/27 (c)	518,870
305,000	3.00%, 07/01/27 (c)	318,292
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	284,143
140,000	4.00%, 11/01/26 (c)	159,663
975,000	5.00%, 11/01/26	1,210,492
	Clark County School District, Series C (GO)
1,025,000	5.00%, 12/15/25 (c)	1,220,273
200,000	5.00%, 12/15/25 (c)	238,142
610,000	5.00%, 12/15/27 (c)	742,974
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	221,152
25,000	5.00%, 06/15/25	29,643
760,000	5.00%, 12/15/25 (c)	901,672
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	681,049
220,000	5.00%, 07/01/26	271,876
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	563,075
190,000	5.00%, 06/01/26 (c)	233,227
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	348,884
1,000,000	4.00%, 06/01/27 (c)	1,133,410
760,000	4.00%, 06/01/28 (c)	873,628
760,000	4.00%, 06/01/28 (c)	878,773
20,000	5.00%, 12/01/25	24,347
220,000	5.00%, 06/01/26 (c)	270,345
Principal Amount		Value
Nevada: (continued)
$1,020,000	5.00%, 06/01/26 (c)	$1,247,888
270,000	5.00%, 06/01/26 (c)	329,330
795,000	5.00%, 06/01/27 (c)	984,297
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	428,347
30,000	5.00%, 07/01/26 (c)	36,362
		21,399,332
New Jersey: 3.4%
500,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	515,475
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	902,232
600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	641,412
335,000	New Brunswick Parking Authority, Series A (RB) 3.00%, 09/01/26 (c)	347,753
755,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series A (RB) 3.13%, 07/01/27 (c)	785,744
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
335,000	3.38%, 07/01/27 (c)	345,636
440,000	4.00%, 07/01/27 (c)	468,151
450,000	4.00%, 07/01/27 (c)	480,906
365,000	5.00%, 07/01/27 (c)	421,243
2,030,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	2,245,687
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
130,000	4.00%, 11/01/25	142,496
680,000	5.00%, 11/01/25	794,451
380,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	449,981
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,140,000	4.75%, 12/15/26 (c)	1,282,865
275,000	5.50%, 12/15/26 (c)	328,595
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
1,175,000	5.00%, 06/15/27 (c)	1,355,221
615,000	5.00%, 06/15/27 (c)	706,961
340,000	5.00%, 06/15/27 (c)	393,547
245,000	5.00%, 06/15/27	290,918
250,000	5.00%, 06/15/27 (c)	291,518

See Notes to Financial Statements

28

Principal Amount		Value
New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
$240,000	5.00%, 06/15/24 (c)	$267,173
640,000	5.00%, 06/15/24 (c)	717,446
555,000	5.00%, 06/15/24 (c)	624,059
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
285,000	5.00%, 06/15/25 (c)	319,055
180,000	5.00%, 06/15/25 (c)	201,877
440,000	5.25%, 06/15/25 (c)	507,857
100,000	5.25%, 06/15/25 (c)	114,189
250,000	5.25%, 06/15/25 (c)	285,688
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
1,195,000	4.25%, 06/15/25 (c)	1,309,828
565,000	4.38%, 06/15/25 (c)	620,715
	New Jersey Economic Development Authority, State House Project, Series B (RB)
1,290,000	4.00%, 12/15/28 (c)	1,422,535
1,400,000	5.00%, 06/15/26	1,644,790
235,000	New Jersey Educational Facilities Authority, College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	277,284
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	257,832
400,000	New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	486,852
200,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/25 (c)	240,658
1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,183,220
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,249,250
20,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB) 5.00%, 07/01/25	23,945
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	230,602
Principal Amount		Value
New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
$1,475,000	3.00%, 07/01/26 (c)	$1,522,746
360,000	3.38%, 07/01/27 (c)	380,376
1,590,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,775,776
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
115,000	3.00%, 07/01/26 (c)	115,485
150,000	3.13%, 07/01/26 (c)	151,175
1,055,000	New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	1,132,363
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,569,146
1,080,000	5.00%, 01/01/28 (c)	1,331,953
115,000	5.00%, 01/01/28 (c)	142,245
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,330,000	4.00%, 12/15/28 (c)	1,444,752
435,000	5.00%, 06/15/26 (c)	508,036
500,000	5.00%, 12/15/27	600,220
1,250,000	5.00%, 12/15/28 (c)	1,458,637
1,575,000	5.00%, 12/15/28 (c)	1,842,592
500,000	5.00%, 12/15/28	601,615
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
780,000	4.10%, 06/15/26 (c)	850,918
800,000	5.00%, 06/15/26 (c)	946,232
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	291,487
320,000	4.63%, 06/15/25 (c)	352,883
655,000	4.75%, 06/15/25 (c)	717,638
500,000	5.00%, 06/15/25 (c)	577,560
435,000	5.25%, 06/15/25 (c)	503,821
300,000	5.25%, 06/15/25 (c)	349,239
170,000	New Jersey Transportation Trust Fund Authority, Series C (RB) 5.25%, 12/15/24 (c)	193,290
1,110,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	1,243,111
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	151,830
285,000	5.00%, 07/01/24 (c)	329,474
375,000	5.00%, 01/01/26 (c)	443,460
105,000	5.00%, 01/01/26 (c)	125,399
30,000	5.00%, 01/01/26 (c)	35,693

See Notes to Financial Statements

29

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New Jersey: (continued)
$1,625,000	5.00%, 01/01/27 (c)	$1,987,537
270,000	5.00%, 01/01/27 (c)	326,179
	New Jersey Turnpike Authority, Series E (RB)
340,000	5.00%, 01/01/25 (c)	397,433
150,000	5.00%, 01/01/27	186,131
200,000	5.00%, 01/01/28 (c)	247,382
115,000	5.00%, 01/01/28 (c)	144,729
	New Jersey Turnpike Authority, Series G (RB) (AGM)
2,130,000	4.00%, 01/01/28 (c)	2,437,189
1,000,000	5.00%, 01/01/28 (c)	1,223,720
	State of New Jersey, Various Purposes (GO)
700,000	5.00%, 06/01/25 (c)	812,532
130,000	5.00%, 06/01/25 (c)	153,206
625,000	5.00%, 06/01/27	765,056
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	268,634
	Tobacco Settlement Financing Corp., Series A (RB)
360,000	5.00%, 06/01/27	438,253
1,250,000	5.00%, 06/01/28 (c)	1,505,525
225,000	5.00%, 06/01/28 (c)	268,589
2,000,000	5.00%, 06/01/28 (c)	2,416,320
195,000	5.00%, 06/01/28 (c)	238,235
500,000	5.00%, 06/01/28 (c)	607,275
		63,288,724
New Mexico: 0.4%
	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB)
500,000	2.85%, 07/01/25 (c)	531,325
985,000	5.00%, 07/01/25 (c)	1,183,044
285,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	352,263
2,400,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	2,790,312
520,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	537,358
250,000	State of New Mexico, Series A (GO) 5.00%, 03/01/27	313,330
1,245,000	University of New Mexico, Series B (RB) 2.75%, 06/01/26 (c)	1,300,701
		7,008,333
New York: 14.3%
1,555,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,767,460
500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	520,715
Principal Amount		Value
New York: (continued)
$100,000	City of New York, Series 1 (GO) 5.00%, 08/01/26	$123,166
	City of New York, Series A (GO)
470,000	4.00%, 08/01/26 (c)	526,513
15,000	5.00%, 08/01/24 (c)	17,537
770,000	5.00%, 08/01/25 (c)	922,483
1,100,000	5.00%, 08/01/25 (c)	1,315,094
1,810,000	5.00%, 08/01/26 (c)	2,197,611
500,000	5.00%, 08/01/27 (c)	625,315
100,000	5.00%, 08/01/27	125,496
	City of New York, Series B-1 (GO)
395,000	5.00%, 12/01/26 (c)	482,903
100,000	5.00%, 10/01/27 (c)	122,306
1,000,000	5.00%, 10/01/29 (c)	1,283,880
500,000	5.00%, 10/01/29 (c)	645,330
920,000	5.25%, 10/01/27 (c)	1,161,794
	City of New York, Series C (GO)
210,000	5.00%, 02/01/25 (c)	248,802
735,000	5.00%, 08/01/26	905,270
225,000	5.00%, 02/01/27 (c)	277,949
	City of New York, Series C and D (GO)
100,000	5.00%, 08/01/25	120,481
110,000	5.00%, 02/01/26 (c)	133,300
1,050,000	5.00%, 02/01/26 (c)	1,278,070
400,000	5.00%, 02/01/26 (c)	480,512
500,000	5.00%, 08/01/26	615,830
1,250,000	5.00%, 02/01/28 (c)	1,545,750
820,000	5.00%, 02/01/28 (c)	1,037,243
	City of New York, Series E (GO)
185,000	5.00%, 08/01/26	227,857
540,000	5.00%, 08/01/26 (c)	655,641
560,000	5.00%, 08/01/26	689,730
	City of New York, Series E-1 (GO)
1,015,000	5.00%, 03/01/28 (c)	1,262,883
1,000,000	5.25%, 03/01/28 (c)	1,262,510
1,500,000	5.25%, 03/01/28 (c)	1,913,910
250,000	City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	309,790
20,000	City of New York, Series J (GO) 5.00%, 08/01/24 (c)	23,162
280,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	344,865
175,000	City of New York, Series L-6 (GO) 5.00%, 04/01/28	222,507
	County of Nassau, Series B (GO)
135,000	5.00%, 04/01/24 (c)	151,922
300,000	5.00%, 04/01/24 (c)	341,814
500,000	County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	613,470
105,000	County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	126,313
500,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	573,750
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	345,319
300,000	4.00%, 07/01/26 (c)	332,169
500,000	5.00%, 07/01/26 (c)	592,925

See Notes to Financial Statements

30

Principal Amount		Value
New York: (continued)
$1,000,000	5.00%, 07/01/26	$1,221,520
100,000	5.00%, 07/01/26 (c)	119,256
275,000	5.00%, 07/01/26 (c)	332,720
300,000	5.00%, 07/01/26 (c)	359,229
	Erie County Industrial Development Agency, City School District of the City of Buffalo Project, Series A (RB) (SAW)
770,000	5.00%, 11/01/25 (c)	936,251
100,000	5.00%, 11/01/25 (c)	122,004
	Hudson Yards Infrastructure Corp., Series A (RB)
450,000	5.00%, 02/15/27 (c)	550,134
280,000	5.00%, 02/15/27 (c)	344,915
	Long Island Power Authority (RB)
750,000	5.00%, 09/01/27 (c)	917,752
500,000	5.00%, 09/01/27 (c)	613,540
250,000	5.00%, 09/01/27 (c)	308,085
40,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/26 (c)	49,096
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	380,008
150,000	4.00%, 11/15/26	176,043
205,000	5.25%, 11/15/26 (c)	253,815
100,000	5.25%, 11/15/26 (c)	124,286
105,000	5.25%, 11/15/26 (c)	130,268
125,000	5.25%, 11/15/26 (c)	155,778
290,000	5.25%, 11/15/26 (c)	364,075
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 05/15/25 (c)	285,012
845,000	5.00%, 05/15/26 (c)	1,007,324
	Metropolitan Transportation Authority, Series A-2 (RB)
485,000	5.00%, 11/15/25	583,833
1,020,000	5.00%, 05/15/27 (c)	1,241,503
125,000	5.00%, 05/15/27 (c)	154,583
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	240,095
1,445,000	5.00%, 11/15/25	1,739,462
30,000	5.00%, 11/15/25	36,094
250,000	5.00%, 11/15/26	307,270
825,000	5.00%, 11/15/27	1,033,783
365,000	5.00%, 11/15/28	463,090
450,000	Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/26 (c)	545,422
	Metropolitan Transportation Authority, Series B-2 (RB)
2,030,000	4.00%, 11/15/27 (c)	2,328,877
15,000	5.00%, 11/15/26 (c)	18,570
1,050,000	5.00%, 11/15/27 (c)	1,302,378
175,000	5.00%, 11/15/27 (c)	218,757
	Metropolitan Transportation Authority, Series C-1 (RB)
1,000,000	4.00%, 05/15/28 (c)	1,143,840
395,000	4.00%, 05/15/28 (c)	448,412
Principal Amount		Value
New York: (continued)
$150,000	4.00%, 05/15/28 (c)	$169,551
1,590,000	5.00%, 11/15/25 (c)	1,900,034
90,000	5.00%, 11/15/26 (c)	108,273
115,000	5.00%, 11/15/26 (c)	140,682
900,000	5.00%, 11/15/26 (c)	1,096,209
350,000	5.00%, 11/15/27	438,574
2,000,000	5.00%, 05/15/28 (c)	2,437,040
430,000	5.00%, 05/15/28 (c)	536,446
520,000	5.00%, 05/15/28 (c)	652,574
1,425,000	5.00%, 05/15/28 (c)	1,753,562
2,540,000	5.00%, 05/15/28 (c)	3,104,718
1,035,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	720,815
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	273,231
400,000	4.00%, 11/15/26 (c)	450,664
200,000	5.00%, 11/15/26	245,816
735,000	5.00%, 11/15/26 (c)	890,225
1,680,000	5.00%, 11/15/26 (c)	2,025,862
535,000	5.00%, 05/15/28 (c)	653,947
1,040,000	5.00%, 05/15/28 (c)	1,287,042
	Metropolitan Transportation Authority, Series D-1 (RB)
690,000	5.00%, 11/15/24 (c)	794,832
105,000	5.00%, 11/15/24 (c)	121,901
145,000	5.00%, 11/15/25 (c)	171,393
1,000,000	5.00%, 11/15/25 (c)	1,187,780
175,000	5.00%, 11/15/25 (c)	208,331
	Metropolitan Transportation Authority, Series F (RB)
600,000	5.00%, 11/15/25 (c)	701,112
235,000	5.00%, 11/15/25 (c)	279,128
25,000	5.00%, 11/15/25	30,079
20,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 11/15/25	24,529
200,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/24 (c)	228,422
	Nassau County, New York General Improvement, Series B (GO)
1,095,000	5.00%, 04/01/24 (c)	1,250,610
110,000	5.00%, 10/01/26 (c)	132,574
265,000	New York City Housing Development Corp., Multi-Family Housing, Series G-1 (RB) 3.38%, 11/01/23 (c)	279,678
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	327,186
955,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,112,651

See Notes to Financial Statements

31

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New York: (continued)
$355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	$413,199
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
955,000	5.00%, 12/15/19 (c)	959,212
510,000	5.00%, 06/15/25 (c)	613,918
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	5.00%, 07/15/21 (c)	531,730
2,185,000	5.00%, 01/15/25 (c)	2,542,466
100,000	5.00%, 01/15/25 (c)	118,166
690,000	5.00%, 01/15/26 (c)	822,425
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
100,000	3.50%, 07/15/25 (c)	106,437
135,000	5.00%, 07/15/25 (c)	162,298
1,010,000	5.00%, 07/15/28 (c)	1,274,852
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	626,200
100,000	5.00%, 07/15/28 (c)	126,223
1,500,000	5.25%, 07/15/28 (c)	1,901,730
200,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 08/01/24 (c)	230,442
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,645,000	4.00%, 05/01/26 (c)	3,006,968
880,000	5.00%, 08/01/25 (c)	1,052,489
135,000	5.00%, 08/01/25 (c)	160,993
1,155,000	5.00%, 08/01/25 (c)	1,365,880
225,000	5.00%, 08/01/25 (c)	265,327
1,100,000	5.00%, 05/01/26 (c)	1,322,827
125,000	5.00%, 05/01/26 (c)	148,839
1,000,000	5.00%, 05/01/26 (c)	1,194,510
1,500,000	5.00%, 05/01/26 (c)	1,796,985
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
260,000	5.00%, 08/01/24 (c)	302,812
300,000	5.00%, 08/01/24 (c)	347,994
10,000	5.00%, 08/01/24 (c)	11,706
30,000	5.00%, 08/01/24 (c)	35,088
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
115,000	4.00%, 08/01/27 (c)	130,476
1,225,000	5.00%, 08/01/24 (c)	1,419,089
100,000	5.00%, 08/01/24 (c)	115,221
450,000	5.00%, 11/01/25 (c)	535,257
185,000	5.00%, 11/01/25 (c)	221,895
Principal Amount		Value
New York: (continued)
$785,000	5.00%, 11/01/25 (c)	$936,945
1,015,000	5.00%, 08/01/26 (c)	1,222,710
300,000	5.00%, 08/01/26 (c)	363,660
540,000	5.00%, 08/01/26 (c)	652,919
1,750,000	5.00%, 08/01/26 (c)	2,136,470
1,000,000	5.00%, 08/01/27 (c)	1,229,990
350,000	5.00%, 08/01/27 (c)	428,071
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
100,000	5.00%, 05/01/25 (c)	119,639
20,000	5.00%, 11/01/25 (c)	24,193
2,500,000	5.00%, 05/01/27 (c)	3,077,900
1,510,000	5.00%, 05/01/27 (c)	1,840,871
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	107,805
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	104,095
15,000	4.00%, 02/01/26	17,447
155,000	5.00%, 02/01/25 (c)	180,609
500,000	5.00%, 02/01/26 (c)	594,625
720,000	5.00%, 02/01/26 (c)	862,942
2,115,000	5.00%, 02/01/26 (c)	2,554,137
1,500,000	5.00%, 02/01/26 (c)	1,804,230
1,155,000	5.00%, 02/01/27 (c)	1,418,490
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
685,000	4.00%, 02/01/26 (c)	772,207
715,000	5.00%, 02/01/26 (c)	860,016
830,000	5.00%, 02/01/26 (c)	994,780
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
305,000	4.00%, 04/01/26	358,869
745,000	4.00%, 10/01/26 (c)	865,370
850,000	4.00%, 10/01/26 (c)	995,987
1,000,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,296,000
	New York City Water and Sewer System, Series BB (RB)
310,000	5.00%, 06/15/27 (c)	381,582
595,000	5.00%, 06/15/27 (c)	752,853
750,000	New York City Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	860,850
135,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	165,576
	New York City Water and Sewer System, Series FF (RB)
195,000	5.00%, 06/15/25 (c)	233,877
120,000	5.00%, 06/15/25 (c)	143,320

See Notes to Financial Statements

32

Principal Amount		Value
New York: (continued)
$100,000	New York City Water and Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	$119,937
	New York City Water and Sewer System, Series HH (RB)
250,000	3.38%, 06/15/25 (c)	267,713
25,000	5.00%, 06/15/25 (c)	30,128
305,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	365,896
	New York State Dormitory Authority, Columbia University (RB)
10,000	5.00%, 10/01/25	12,281
110,000	5.00%, 04/01/26 (c)	136,484
20,000	5.00%, 04/01/26 (c)	24,744
100,000	5.00%, 10/01/26	126,101
105,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 10/01/25	128,954
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	32,280
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	227,810
130,000	5.00%, 07/01/26	161,875
230,000	5.00%, 07/01/26 (c)	282,028
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	901,960
770,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25 (c)	912,573
105,000	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A (RB) 5.00%, 05/01/25 (c)	124,275
170,000	New York State Dormitory Authority, New York NYU Hospitals Center, Series A (RB) 5.00%, 07/01/26	208,626
	New York State Dormitory Authority, New York State University, Series A (RB)
30,000	5.00%, 07/01/25	36,099
20,000	5.00%, 07/01/25 (c)	23,693
15,000	5.00%, 07/01/25 (c)	18,030
160,000	5.00%, 07/01/25 (c)	191,040
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	236,056
20,000	5.00%, 07/01/25 (c)	23,705
	New York State Dormitory Authority, New York University, Series A (RB)
1,000,000	2.80%, 07/01/25 (c)	1,079,040
260,000	5.00%, 07/01/26	323,183
260,000	5.00%, 07/01/26 (c)	318,258
Principal Amount		Value
New York: (continued)
$250,000	5.00%, 07/01/27 (c)	$312,883
250,000	5.00%, 07/01/27 (c)	316,540
385,000	5.00%, 07/01/28 (c)	490,097
100,000	5.00%, 07/01/29 (c)	131,506
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
1,325,000	5.00%, 10/01/26 (c)	1,620,978
200,000	5.00%, 10/01/26 (c)	242,978
620,000	5.00%, 10/01/27 (c)	777,052
100,000	5.00%, 10/01/27 (c)	124,116
55,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series D (RB) (SAW) 5.00%, 10/01/25 (c)	65,570
1,170,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series G (RB) (SAW) 5.00%, 10/01/25	1,419,690
525,000	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	604,590
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
475,000	4.00%, 02/15/27 (c)	539,096
160,000	5.00%, 02/15/25 (c)	185,774
15,000	5.00%, 02/15/25 (c)	17,753
2,000,000	5.00%, 03/15/25 (c)	2,338,500
195,000	5.00%, 03/15/25 (c)	227,239
1,150,000	5.00%, 03/15/25 (c)	1,347,926
150,000	5.00%, 03/15/25 (c)	177,915
1,760,000	5.00%, 03/15/25 (c)	2,075,198
1,040,000	5.00%, 08/15/26 (c)	1,277,713
300,000	5.00%, 02/15/27 (c)	365,166
1,375,000	5.00%, 02/15/27 (c)	1,698,730
715,000	5.00%, 02/15/27 (c)	873,616
1,500,000	5.00%, 03/15/29 (c)	1,900,620
3,700,000	5.00%, 03/15/29 (c)	4,657,930
1,500,000	5.00%, 03/15/29 (c)	1,893,900
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,025,000	5.00%, 02/15/25 (c)	1,203,135
2,000,000	5.00%, 08/15/27 (c)	2,472,160
640,000	5.00%, 08/15/27 (c)	803,994
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	442,865
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
940,000	5.00%, 08/15/26 (c)	1,135,003
315,000	5.00%, 08/15/26 (c)	385,469
540,000	5.00%, 08/15/26 (c)	663,428

See Notes to Financial Statements

33

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New York: (continued)
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
$510,000	5.00%, 02/15/25 (c)	$600,132
320,000	5.00%, 02/15/25 (c)	378,739
350,000	5.00%, 09/15/25 (c)	415,590
2,040,000	5.00%, 09/15/25 (c)	2,415,890
100,000	5.00%, 09/15/25 (c)	120,689
215,000	5.00%, 09/15/25 (c)	256,938
175,000	5.25%, 09/15/25 (c)	209,146
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
115,000	5.00%, 03/15/24 (c)	131,703
570,000	5.00%, 03/15/24 (c)	652,240
715,000	5.00%, 03/15/24 (c)	815,879
775,000	5.00%, 03/15/24 (c)	898,085
100,000	5.00%, 03/15/24 (c)	115,743
1,060,000	5.00%, 03/15/24 (c)	1,225,413
20,000	5.00%, 03/15/25 (c)	23,767
140,000	5.00%, 09/15/26 (c)	169,960
25,000	5.00%, 09/15/26 (c)	30,169
2,380,000	5.00%, 09/15/26 (c)	2,917,666
1,010,000	5.00%, 09/15/26 (c)	1,248,077
2,350,000	5.00%, 09/15/26 (c)	2,892,709
1,000,000	5.00%, 03/15/27 (c)	1,216,250
1,405,000	5.00%, 03/15/27 (c)	1,705,501
305,000	5.00%, 03/15/27 (c)	375,467
515,000	5.00%, 03/15/27 (c)	631,153
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
340,000	5.00%, 09/15/25 (c)	404,532
1,640,000	5.00%, 09/15/25 (c)	1,945,286
500,000	5.00%, 09/15/25 (c)	591,820
120,000	5.00%, 09/15/25 (c)	145,204
285,000	5.00%, 09/15/25 (c)	341,829
170,000	5.00%, 09/15/25 (c)	204,078
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	926,257
2,500,000	New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	3,072,000
	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB)
950,000	5.00%, 08/01/26	1,148,987
315,000	5.00%, 08/01/27	388,833
1,000,000	5.00%, 08/01/28 (c)	1,217,190
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,621
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
690,000	5.00%, 03/15/25 (c)	825,523
110,000	5.00%, 03/15/25 (c)	131,831
100,000	5.00%, 03/15/25 (c)	119,905
Principal Amount		Value
New York: (continued)
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
$335,000	5.00%, 06/15/25 (c)	$398,797
15,000	5.00%, 06/15/25 (c)	17,957
1,415,000	5.00%, 06/15/26 (c)	1,716,013
765,000	5.00%, 06/15/26 (c)	932,818
500,000	5.00%, 06/15/26 (c)	612,635
150,000	5.00%, 06/15/27 (c)	184,466
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
495,000	3.00%, 06/15/27 (c)	524,126
500,000	5.00%, 06/15/27 (c)	616,370
1,000,000	5.00%, 06/15/27 (c)	1,235,300
500,000	5.00%, 06/15/27	632,365
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	710,304
650,000	5.00%, 01/01/26 (c)	775,021
	New York State Thruway Authority, Series K (RB)
1,040,000	5.00%, 01/01/25 (c)	1,211,756
1,000,000	5.00%, 01/01/25 (c)	1,167,300
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,879,875
1,000,000	5.00%, 01/01/28 (c)	1,248,700
	New York State Urban Development Corp., State Personal Income, Series A (RB)
780,000	5.00%, 03/15/24 (c)	895,775
115,000	5.00%, 03/15/24 (c)	130,988
125,000	5.00%, 03/15/24 (c)	143,490
1,010,000	5.00%, 09/15/25 (c)	1,201,122
170,000	5.00%, 09/15/25 (c)	202,475
140,000	5.00%, 09/15/25 (c)	167,222
670,000	5.00%, 03/15/26 (c)	812,663
1,200,000	5.00%, 03/15/26 (c)	1,465,608
990,000	5.00%, 03/15/26	1,215,146
750,000	5.00%, 03/15/27 (c)	923,865
645,000	5.00%, 03/15/27	809,733
	New York State Urban Development Corp., State Personal Income, Series B (RB)
740,000	5.00%, 03/15/24 (c)	850,201
1,100,000	5.00%, 09/15/25 (c)	1,322,772
	New York State Urban Development Corp., State Personal Income, Series C (RB)
2,500,000	5.00%, 03/15/27	3,138,500
2,000,000	5.00%, 09/15/27 (c)	2,472,880
350,000	5.00%, 09/15/27 (c)	434,238
	Port Authority of New York and New Jersey, Series 184 (RB)
205,000	5.00%, 09/01/24 (c)	237,013
230,000	5.00%, 09/01/24 (c)	266,296
190,000	5.00%, 09/01/24 (c)	221,099

See Notes to Financial Statements

34

Principal Amount		Value
New York: (continued)
$20,000	Port Authority of New York and New Jersey, Series 189 (RB) 5.00%, 05/01/25	$24,050
	Port Authority of New York and New Jersey, Series 190 (RB)
900,000	5.00%, 05/01/20 (c)	916,848
100,000	5.00%, 05/01/20 (c)	101,917
	Port Authority of New York and New Jersey, Series 194 (RB)
130,000	5.00%, 10/15/25 (c)	154,687
100,000	5.00%, 10/15/25 (c)	119,136
	Port Authority of New York and New Jersey, Series 205 (RB)
2,500,000	5.00%, 11/15/27 (c)	3,115,725
1,000,000	5.00%, 11/15/27 (c)	1,254,310
840,000	5.00%, 11/15/27 (c)	1,063,852
500,000	Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/28 (c)	622,260
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	627,605
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	359,147
2,580,000	5.00%, 10/15/24 (c)	3,031,139
1,200,000	5.00%, 10/15/24 (c)	1,412,988
2,225,000	5.00%, 10/15/24 (c)	2,616,400
130,000	5.00%, 10/15/24 (c)	153,278
305,000	5.00%, 10/15/24 (c)	360,900
790,000	State of New York Mortgage Agency, Series 191 (RB) 3.45%, 04/01/24 (c)	831,791
470,000	State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	499,257
615,000	State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	635,627
775,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	786,516
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	892,864
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	11,313
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	24,353
	Triborough Bridge and Tunnel Authority, Series B (RB)
115,000	5.00%, 11/15/25	140,666
1,070,000	5.00%, 05/15/27 (c)	1,317,256
1,255,000	5.00%, 05/15/27 (c)	1,540,086
1,550,000	5.00%, 05/15/27 (c)	1,916,141
1,000,000	5.00%, 05/15/27 (c)	1,261,690
1,035,000	5.00%, 05/15/27 (c)	1,292,073
1,350,000	5.00%, 05/15/27 (c)	1,675,255
1,000,000	5.00%, 11/15/31	1,375,840
Principal Amount		Value
New York: (continued)
	Triborough Bridge and Tunnel Authority, Series C (RB)
$1,165,000	5.00%, 11/15/27	$1,494,159
500,000	5.00%, 11/15/28	655,300
130,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	157,693
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
845,000	5.00%, 06/01/27 (c)	995,773
185,000	5.00%, 06/01/27 (c)	223,180
	Utility Debt Securitization Authority (RB)
1,210,000	3.00%, 12/15/25 (c)	1,279,430
200,000	5.00%, 12/15/25 (c)	242,964
1,685,000	5.00%, 12/15/25 (c)	2,035,042
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	159,012
455,000	5.00%, 06/15/24 (c)	532,018
360,000	5.00%, 06/15/25 (c)	431,842
185,000	5.00%, 12/15/25 (c)	224,742
425,000	5.00%, 06/15/26 (c)	522,435
610,000	5.00%, 06/15/26 (c)	739,314
500,000	5.00%, 06/15/26 (c)	601,725
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,383,792
		269,598,568
North Carolina: 1.5%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	514,660
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	111,424
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	624,450
	County of Guilford (GO)
135,000	4.00%, 03/01/26	157,521
1,000,000	5.00%, 03/01/27	1,258,880
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,045,044
1,000,000	4.00%, 04/01/27 (c)	1,170,510
	County of Mecklenburg, Series B (GO)
250,000	2.00%, 12/01/26 (c)	246,958
500,000	5.00%, 12/01/25	610,970
1,300,000	County of New Hanover, New Hanover Regional Medical Center (RB) 5.00%, 10/01/27 (c)	1,532,427
1,000,000	County of Wake (RB) 5.00%, 09/01/29 (c)	1,298,160
	County of Wake, Series A (RB)
150,000	3.13%, 08/01/28 (c)	159,636
500,000	5.00%, 12/01/26 (c)	615,815

See Notes to Financial Statements

35

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
North Carolina: (continued)
$130,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 07/01/26 (c)	$159,912
25,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/26	30,711
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	11,370
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	457,944
135,000	North Carolina Medical Care Commission, Vidant Health (RB) 5.00%, 06/01/25 (c)	157,791
1,000,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,290,810
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
500,000	5.00%, 01/01/26	598,445
500,000	5.00%, 01/01/27 (c)	597,475
945,000	5.00%, 01/01/27 (c)	1,150,632
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
1,000,000	4.00%, 01/01/28 (c)	1,141,440
360,000	4.00%, 01/01/28 (c)	411,919
1,010,000	4.00%, 01/01/28 (c)	1,158,116
	State of North Carolina, Grant Anticipation Revenue Vehicle (RB)
75,000	5.00%, 03/01/25 (c)	88,898
2,500,000	5.00%, 03/01/29 (c)	3,195,900
	State of North Carolina, Series A (GO)
380,000	3.00%, 06/01/28 (c)	405,065
1,000,000	3.00%, 06/01/28 (c)	1,071,440
500,000	5.00%, 06/01/26	618,835
1,140,000	5.00%, 06/01/28 (c)	1,459,941
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	1,062,810
1,140,000	5.00%, 06/01/26 (c)	1,405,814
215,000	5.00%, 05/01/27	269,956
1,000,000	5.00%, 05/01/27 (c)	1,243,900
500,000	State of North Carolina, Series C (RB) 5.00%, 05/01/24 (c)	579,400
		27,914,979
North Dakota: 0.4%
1,010,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	1,178,044
2,000,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	2,138,200
Principal Amount		Value
North Dakota: (continued)
$2,580,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F (RB) 3.35%, 01/01/27 (c)	$2,732,194
	North Dakota Public Finance Authority, Series A (RB)
1,085,000	5.00%, 10/01/24 (c)	1,261,204
900,000	5.00%, 10/01/24 (c)	1,052,487
		8,362,129
Ohio: 2.5%
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	624,055
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	295,395
200,000	4.00%, 10/01/27 (c)	232,658
250,000	5.00%, 10/01/27 (c)	316,625
750,000	5.00%, 10/01/27 (c)	946,057
	City of Columbus, Sewerage Revenue (RB)
1,520,000	5.00%, 12/01/24 (c)	1,801,899
250,000	5.00%, 12/01/24 (c)	292,560
25,000	5.00%, 12/01/24 (c)	29,551
500,000	5.00%, 12/01/24 (c)	589,235
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	321,414
500,000	3.00%, 07/01/25 (c)	537,515
750,000	3.00%, 07/01/25 (c)	815,377
960,000	3.00%, 08/15/25 (c)	1,012,080
750,000	3.10%, 07/01/25 (c)	800,302
1,120,000	3.20%, 07/01/25 (c)	1,194,861
1,100,000	4.00%, 08/15/25 (c)	1,257,509
1,000,000	City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,288,120
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,169
	County of Allen, Mercy Health, Series A (RB)
1,000,000	5.00%, 02/01/28 (c)	1,231,820
115,000	5.00%, 02/01/28 (c)	143,551
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	442,856
1,805,000	5.00%, 11/15/27 (c)	2,174,321
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	116,121
250,000	5.00%, 02/15/27 (c)	294,300
350,000	County of Cuyahoga, Various Purpose Sales Tax (RB) 3.13%, 12/01/24 (c)	366,957
	County of Franklin, Series A (RB)
145,000	5.00%, 11/01/27 (c)	178,853
125,000	5.00%, 11/01/27 (c)	154,658
120,000	5.00%, 11/01/27 (c)	148,962

See Notes to Financial Statements

36

Principal Amount		Value
Ohio: (continued)
$340,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	$414,423
	County of Hamilton, Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	117,131
375,000	5.00%, 12/01/24 (c)	439,425
1,350,000	5.00%, 12/01/24 (c)	1,583,455
165,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	171,595
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	562,730
350,000	4.00%, 06/01/26 (c)	394,922
	Dayton City School District (GO) (SD CRED PROG)
305,000	5.00%, 11/01/26	375,238
35,000	5.00%, 11/01/28	44,512
95,000	5.00%, 11/01/29	122,219
50,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	58,377
20,000	Kent State University (RB) 5.00%, 05/01/26 (c)	24,308
30,000	Miami University (RB) 5.00%, 09/01/25	36,132
1,000,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,052,470
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	619,415
500,000	5.00%, 02/15/28 (c)	623,785
500,000	5.00%, 02/15/28 (c)	628,325
1,020,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,304,539
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	153,321
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	169,466
1,000,000	5.00%, 12/01/26 (c)	1,225,590
200,000	5.00%, 12/01/26 (c)	245,706
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	12,017
2,355,000	5.00%, 06/01/27 (c)	2,906,447
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	24,234
40,000	5.00%, 12/01/25 (c)	48,616
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	865,936
1,875,000	5.00%, 03/15/24 (c)	2,148,937
Principal Amount		Value
Ohio: (continued)
$140,000	5.00%, 01/01/27	$173,936
130,000	5.00%, 01/01/28 (c)	160,659
115,000	5.00%, 01/01/28 (c)	144,202
110,000	5.00%, 01/01/28 (c)	138,820
130,000	5.00%, 01/01/28 (c)	162,022
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
700,000	5.00%, 04/01/25 (c)	827,022
615,000	5.00%, 04/01/28 (c)	765,921
1,005,000	5.00%, 04/01/28 (c)	1,244,562
640,000	5.00%, 04/01/28 (c)	794,720
25,000	State of Ohio, Common School, Series A (GO) 5.00%, 03/15/24 (c)	28,608
	State of Ohio, Common Schools, Series A (GO)
1,500,000	5.00%, 03/15/23 (c)	1,684,785
500,000	5.00%, 03/15/24 (c)	577,825
960,000	5.00%, 09/15/26	1,189,862
25,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 08/01/25	30,290
395,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	498,676
165,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	172,602
550,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	667,375
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,231,280
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,284,620
350,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 06/15/26 (c)	427,514
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	274,725
100,000	State of Ohio, Major New State Infrastructure Improvement Bonds, Series B (GO) 4.00%, 03/01/24 (c)	111,299
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	125,205
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	612,430
100,000	Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	109,780
		47,430,792

See Notes to Financial Statements

37

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Oklahoma: 0.3%
	Canadian County Educational Facilities Authority (RB)
$330,000	3.00%, 09/01/26 (c)	$349,985
1,000,000	5.00%, 09/01/26 (c)	1,213,650
	Grand River Dam Authority, Series A (RB)
1,065,000	5.00%, 06/01/24 (c)	1,225,985
150,000	5.00%, 06/01/24 (c)	172,986
130,000	5.00%, 06/01/24 (c)	151,130
320,000	5.00%, 06/01/26	392,426
130,000	5.00%, 12/01/26 (c)	158,064
100,000	5.00%, 12/01/26 (c)	122,060
155,000	Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	173,349
15,000	Oklahoma Development Finance Authority, Integris Obligated Group, Series A (RB) 5.00%, 08/15/25 (c)	17,676
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	684,057
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	124,857
	Oklahoma Turnpike Authority, Series E (RB)
100,000	5.00%, 01/01/27 (c)	123,068
155,000	5.00%, 01/01/27 (c)	192,378
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	633,276
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	35,320
		5,770,267
Oregon: 1.2%
410,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	464,243
1,285,000	Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,609,193
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	723,210
1,000,000	5.00%, 06/15/27 (c)	1,239,180
375,000	Medford School District No. 549C (GO) (SBG) 5.00%, 06/15/25 (c)	448,185
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	612,554
1,030,000	0.00%, 06/15/27 (c) ^	716,128
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	569,150
130,000	Multnomah County School District No. 7, Series B (GO) (SBG) 0.00%, 06/15/25 (c) ^	89,103
Principal Amount		Value
Oregon: (continued)
	North Clackamas School District No. 12 (GO) (SBG)
$510,000	5.00%, 06/15/24 (c)	$592,860
1,385,000	5.00%, 06/15/24 (c)	1,611,586
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	240,904
	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
195,000	5.00%, 10/01/26 (c)	228,031
430,000	5.00%, 10/01/26 (c)	504,476
25,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/24 (c)	29,027
120,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	150,158
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	140,777
	Salem-Keizer School District No. 24J (GO) (SBG)
475,000	4.00%, 06/15/28 (c)	550,154
515,000	5.00%, 06/15/28 (c)	652,165
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	154,413
690,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	859,581
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
690,000	5.00%, 04/01/25 (c)	819,154
1,440,000	5.00%, 04/01/25 (c)	1,715,717
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
250,000	4.00%, 11/15/24 (c)	275,893
160,000	5.00%, 11/15/24 (c)	187,110
745,000	5.00%, 11/15/24 (c)	874,950
2,100,000	5.00%, 11/15/24 (c)	2,461,557
1,520,000	5.00%, 11/15/24 (c)	1,779,084
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	514,971
145,000	State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	179,307
10,000	State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	12,205

See Notes to Financial Statements

38

Principal Amount		Value
Oregon: (continued)
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
$320,000	3.25%, 04/01/28 (c)	$338,979
235,000	5.00%, 10/01/26	288,606
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	431,826
		22,064,437
Pennsylvania: 4.4%
	Allegheny County Hospital Development Authority, Series A (RB)
100,000	5.00%, 04/01/27	122,800
120,000	5.00%, 04/01/28 (c)	145,286
2,020,000	5.00%, 07/15/29 (c)	2,536,474
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
100,000	4.00%, 12/01/26 (c)	112,664
290,000	5.00%, 12/01/25 (c)	343,470
10,000	5.00%, 12/01/25	12,200
380,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	467,430
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,199,470
	City of Philadelphia, Series A (GO)
745,000	5.00%, 08/01/25 (c)	885,246
285,000	5.00%, 08/01/25 (c)	341,091
100,000	5.00%, 08/01/27 (c)	121,468
750,000	5.00%, 08/01/27 (c)	917,100
750,000	5.00%, 08/01/27 (c)	921,570
110,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/25	133,126
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,866
	Commonwealth Financing Authority, Series A (RB)
200,000	5.00%, 06/01/25 (c)	230,892
500,000	5.00%, 06/01/25 (c)	578,135
1,000,000	5.00%, 06/01/28	1,235,250
1,000,000	5.00%, 06/01/29	1,255,260
1,000,000	5.00%, 06/01/30 (c)	1,254,940
250,000	5.00%, 06/01/30 (c)	314,848
	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
415,000	5.00%, 06/01/28 (c)	507,835
265,000	5.00%, 06/01/28 (c)	326,109
775,000	5.00%, 06/01/28 (c)	957,381
	Commonwealth of Pennsylvania, First Series (GO)
510,000	3.00%, 01/01/27 (c)	537,326
600,000	4.00%, 01/01/27 (c)	679,698
650,000	5.00%, 03/15/25 (c)	761,286
1,045,000	5.00%, 03/15/25 (c)	1,216,098
Principal Amount		Value
Pennsylvania: (continued)
$230,000	5.00%, 03/15/25 (c)	$266,632
200,000	5.00%, 03/15/25 (c)	237,338
775,000	5.00%, 08/15/25	930,876
935,000	5.00%, 09/15/25	1,125,525
500,000	5.00%, 02/01/26 (c)	601,375
1,605,000	5.00%, 09/15/26	1,963,364
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	411,689
1,160,000	3.00%, 09/15/26 (c)	1,199,950
350,000	4.00%, 08/15/25 (c)	385,406
170,000	4.00%, 09/15/26 (c)	189,242
610,000	4.00%, 09/15/26 (c)	688,647
945,000	5.00%, 08/15/25 (c)	1,107,729
1,230,000	5.00%, 09/15/25	1,480,637
1,775,000	5.00%, 09/15/26	2,171,322
430,000	5.00%, 01/15/27 (c)	528,878
695,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	853,085
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	869,280
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
1,090,000	3.00%, 06/01/26 (c)	1,114,089
450,000	4.00%, 06/01/26 (c)	497,421
20,000	4.00%, 06/01/26 (c)	22,162
475,000	5.00%, 06/01/26 (c)	559,170
330,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/26	407,520
525,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	638,605
	Pennsylvania Economic Development Financing Authority, UPMC (RB)
100,000	4.00%, 09/15/26 (c)	110,602
215,000	4.00%, 09/15/26 (c)	238,340
385,000	5.00%, 09/15/26 (c)	467,136
	Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	1,052,480
205,000	4.00%, 11/15/27 (c)	230,596
700,000	5.00%, 08/01/24 (c)	814,989
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	146,403
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
775,000	4.00%, 06/15/26 (c)	855,654
985,000	5.00%, 06/15/26 (c)	1,172,248

See Notes to Financial Statements

39

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Pennsylvania: (continued)
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
$150,000	3.13%, 08/15/27 (c)	$157,836
725,000	4.00%, 08/15/26 (c)	829,675
1,000,000	5.00%, 08/15/27 (c)	1,245,840
270,000	5.00%, 08/15/27 (c)	329,662
275,000	5.00%, 08/15/27 (c)	338,726
1,040,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series C (RB) 5.00%, 08/15/25	1,253,668
425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	442,450
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	717,038
1,985,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	2,105,966
1,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,839,215
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	314,199
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	24,483
	Pennsylvania Turnpike Commission (RB)
210,000	5.00%, 12/01/25	253,189
175,000	5.00%, 12/01/25 (c)	208,647
550,000	5.00%, 12/01/25 (c)	653,878
110,000	5.00%, 12/01/26 (c)	135,852
250,000	5.00%, 12/01/27 (c)	303,865
1,000,000	5.00%, 12/01/27	1,233,760
300,000	5.00%, 12/01/27 (c)	363,141
450,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	547,582
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,085,000	3.00%, 06/01/26 (c)	1,118,646
720,000	3.00%, 06/01/26 (c)	745,538
690,000	4.00%, 06/01/26 (c)	754,066
	Pennsylvania Turnpike Commission, Series A (RB)
15,000	5.00%, 12/01/26 (c)	17,838
750,000	5.00%, 12/01/26 (c)	910,590
310,000	5.00%, 12/01/26 (c)	378,293
500,000	5.00%, 12/01/29 (c)	632,400
Principal Amount		Value
Pennsylvania: (continued)
$300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	$352,395
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	933,022
175,000	5.00%, 12/01/27 (c)	216,704
100,000	5.00%, 12/01/27 (c)	125,055
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	618,905
760,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	917,746
	Pennsylvania Turnpike Commission, Series B-2 (RB)
205,000	5.00%, 06/01/27 (c)	246,699
910,000	5.00%, 06/01/27 (c)	1,108,635
430,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	500,215
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	124,434
930,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	1,073,527
10,000	Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	11,605
	Philadelphia Gas Works Co., Fourteenth Series (RB)
680,000	5.00%, 10/01/25	811,009
680,000	5.00%, 10/01/26 (c)	809,975
1,090,000	5.00%, 10/01/26 (c)	1,300,708
735,000	5.00%, 10/01/26 (c)	879,427
	Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
1,460,000	5.00%, 09/01/31	1,915,067
2,000,000	5.00%, 09/01/32	2,655,180
1,500,000	5.00%, 09/01/33	2,015,520
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	201,929
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	499,450
450,000	5.00%, 09/01/28 (c)	551,245
250,000	5.00%, 09/01/28 (c)	307,250
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	572,397
220,000	School District of the City of Erie, Series A (GO) (AGM) (SAW) 5.00%, 04/01/29 (c)	271,924

See Notes to Financial Statements

40

Principal Amount		Value
Pennsylvania: (continued)
$845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	$1,052,160
	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	305,375
1,000,000	5.00%, 12/01/26 (c)	1,212,440
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,144,654
		82,055,404
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
380,000	5.00%, 06/15/26 (c)	457,087
230,000	5.00%, 06/15/26 (c)	279,179
125,000	5.00%, 06/15/26	152,276
	Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,135,580
110,000	5.00%, 05/15/26 (c)	132,747
385,000	Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 5.00%, 05/15/25 (c)	453,053
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	363,454
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	309,200
	State of Rhode Island and Providence Plantations, Series D (GO)
180,000	5.00%, 08/01/24 (c)	210,258
250,000	5.00%, 08/01/24 (c)	292,403
		3,785,237
South Carolina: 0.7%
	Aiken County Consolidated School District, Series A (GO)
535,000	4.00%, 04/01/29 (c)	622,783
1,000,000	4.00%, 04/01/29 (c)	1,167,590
	Charleston Educational Excellence Finance Corp. (RB)
150,000	5.00%, 12/01/24 (c)	175,137
25,000	5.00%, 12/01/24 (c)	29,411
185,000	County of York (GO) (SAW) 5.00%, 04/01/24 (c)	215,094
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	104,473
135,000	3.13%, 06/01/26 (c)	141,649
175,000	3.25%, 06/01/26 (c)	184,356
250,000	5.00%, 06/01/26 (c)	303,353
Principal Amount		Value
South Carolina: (continued)
$480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	$509,299
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	344,923
1,000,000	4.00%, 03/01/27 (c)	1,172,010
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	122,415
250,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	257,290
100,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 3.50%, 06/01/25 (c)	106,768
	South Carolina Public Service Authority, Series A (RB)
140,000	3.13%, 06/01/26 (c)	145,473
235,000	5.00%, 06/01/25 (c)	277,027
200,000	5.00%, 06/01/26 (c)	240,338
1,145,000	5.00%, 06/01/26 (c)	1,361,600
205,000	5.00%, 06/01/26 (c)	245,326
185,000	5.00%, 06/01/26 (c)	220,492
	South Carolina Public Service Authority, Series C (RB)
1,560,000	5.00%, 12/01/24 (c)	1,803,204
110,000	5.00%, 12/01/24 (c)	127,692
390,000	5.00%, 12/01/24 (c)	456,444
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,170,580
655,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 2.25%, 10/01/25 (c)	644,802
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	518,840
325,000	3.00%, 03/01/27 (c)	338,816
		13,007,185
South Dakota: 0.1%
	South Dakota Health and Educational Facilities Authority (RB)
1,000,000	4.00%, 09/01/27 (c)	1,090,640
255,000	5.00%, 09/01/27 (c)	312,462
100,000	5.00%, 09/01/27 (c)	121,929
		1,525,031
Tennessee: 1.1%
	Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
1,000,000	5.00%, 07/01/23 (c)	1,111,920
815,000	5.00%, 07/01/23 (c)	906,826
550,000	5.00%, 07/01/23 (c)	612,793
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	824,565
490,000	5.00%, 04/01/27 (c)	578,264

See Notes to Financial Statements

41

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Tennessee: (continued)
$150,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	$181,724
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	958,170
580,000	4.00%, 07/01/26 (c)	657,505
545,000	4.00%, 07/01/26 (c)	620,014
335,000	4.00%, 07/01/27	397,655
590,000	4.00%, 07/01/27 (c)	696,460
1,205,000	4.00%, 07/01/27 (c)	1,381,388
915,000	4.75%, 07/01/26	1,114,250
290,000	5.00%, 01/01/26	353,556
25,000	5.00%, 07/01/26 (c)	30,283
235,000	5.00%, 07/01/26 (c)	285,318
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB)
130,000	5.00%, 07/01/26 (c)	152,926
600,000	5.00%, 07/01/26 (c)	713,898
400,000	Metropolitan Government of Nashville and Davidson County, Series C (GO) 5.00%, 07/01/25 (c)	478,900
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB)
100,000	5.00%, 05/01/26	121,708
200,000	5.00%, 05/01/27 (c)	246,236
	State of Tennessee, Series A (GO)
1,365,000	5.00%, 08/01/25 (c)	1,630,370
500,000	5.00%, 08/01/26 (c)	609,060
1,000,000	5.00%, 08/01/26 (c)	1,235,050
780,000	5.00%, 08/01/26	968,635
15,000	State of Tennessee, Series B (GO) 5.00%, 09/01/24 (c)	17,694
495,000	Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	536,699
205,000	Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	222,087
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
100,000	5.00%, 11/01/25	121,423
285,000	5.00%, 11/01/27 (c)	356,099
395,000	5.00%, 11/01/27 (c)	491,439
365,000	5.00%, 11/01/27	463,594
750,000	5.00%, 11/01/27 (c)	945,937
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	24,272
40,000	5.00%, 11/01/25	48,569
		20,095,287
Principal Amount		Value
Texas: 9.5%
$250,000	Alamo Community College District (GO) 5.00%, 08/15/26	$308,363
	Aldine Independent School District, Series A (GO)
1,030,000	4.00%, 02/15/27 (c)	1,167,917
675,000	4.00%, 02/15/27 (c)	763,891
140,000	5.00%, 02/15/25 (c)	165,463
700,000	5.00%, 02/15/27 (c)	866,978
1,000,000	5.00%, 02/15/27 (c)	1,237,540
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	206,804
135,000	5.00%, 02/15/26	164,430
400,000	5.00%, 02/15/26 (c)	478,500
1,000,000	Alvin Independent School District (GO) 4.00%, 02/15/28 (c)	1,140,520
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	598,925
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	169,791
770,000	5.00%, 01/01/27 (c)	904,311
375,000	5.00%, 01/01/27 (c)	444,675
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	570,210
500,000	5.00%, 01/01/27 (c)	573,440
500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	565,915
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	613,910
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	121,629
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	331,626
	Bexar County Hospital District (GO)
385,000	3.00%, 02/15/26 (c)	405,005
115,000	4.00%, 02/15/26 (c)	128,491
350,000	5.00%, 02/15/26	426,065
1,000,000	5.00%, 02/15/26 (c)	1,200,490
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	295,255
545,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	667,625
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/27	312,188
	Board of Regents of the University of Texas System, Series A (RB)
945,000	5.00%, 03/15/25 (c)	1,119,267
575,000	5.00%, 07/01/25 (c)	681,496

See Notes to Financial Statements

42

Principal Amount		Value
Texas: (continued)
	Board of Regents of the University of Texas System, Series B (RB)
$100,000	5.00%, 08/15/24 (c)	$115,680
125,000	5.00%, 07/01/26 (c)	153,740
200,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	242,082
520,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	657,467
	Board of Regents of the University of Texas System, Series J (RB)
215,000	5.00%, 08/15/25	260,238
25,000	5.00%, 08/15/26 (c)	30,854
55,000	Board of Regents of University of Texas System, Permanent University Fund Bonds, Series B (RB) 5.00%, 07/01/25	66,248
270,000	Board of Regents of University of Texas System, Series E (RB) 5.00%, 08/15/26	334,214
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	353,229
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	292,820
625,000	5.00%, 01/01/26 (c)	735,537
60,000	5.00%, 01/01/26 (c)	71,198
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	115,224
400,000	5.00%, 07/01/25 (c)	465,776
30,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	34,208
150,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	176,180
15,000	City of Austin (GO) 5.00%, 09/01/25 (c)	18,053
100,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	119,817
35,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/25	42,425
	City of Austin, Water and Wastewater System (RB)
995,000	5.00%, 11/15/26 (c)	1,210,557
360,000	5.00%, 11/15/26 (c)	439,445
235,000	5.00%, 11/15/27 (c)	296,053
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	568,755
1,140,000	5.00%, 02/15/24 (c)	1,307,204
405,000	5.00%, 02/15/24 (c)	466,167
420,000	5.00%, 02/15/25 (c)	488,956
840,000	5.00%, 02/15/25 (c)	987,983
500,000	5.00%, 02/15/27 (c)	619,550
Principal Amount		Value
Texas: (continued)
	City of Dallas, Series A (GO)
$600,000	3.00%, 02/15/29 (c)	$622,326
1,000,000	4.00%, 02/15/29 (c)	1,157,320
	City of Dallas, Series B (GO)
1,500,000	3.00%, 02/15/29 (c)	1,557,075
500,000	4.00%, 02/15/29 (c)	574,765
	City of Dallas, Waterworks and Sewer System, Series A (RB)
1,080,000	5.00%, 10/01/25 (c)	1,296,972
540,000	5.00%, 10/01/25 (c)	650,203
600,000	5.00%, 10/01/26 (c)	730,014
565,000	5.00%, 10/01/26 (c)	689,142
750,000	5.00%, 10/01/26 (c)	919,410
965,000	City of Denton, Utility System (RB) 5.00%, 12/01/26 (c)	1,167,621
	City of El Paso (GO)
110,000	4.00%, 08/15/26 (c)	122,938
100,000	4.00%, 08/15/26 (c)	111,980
455,000	City of El Paso, Water and Sewer Revenue (RB) 5.00%, 03/01/24 (c)	524,356
130,000	City of Fort Worth (GO) 5.00%, 03/01/26	157,806
545,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	642,103
135,000	City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	169,908
125,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/28 (c)	156,634
	City of Houston, Combined Utility System, First Lien, Series B (RB)
180,000	5.00%, 11/15/26 (c)	217,231
220,000	5.00%, 11/15/26 (c)	269,064
555,000	5.00%, 11/15/26	688,816
285,000	5.00%, 11/15/27	361,297
	City of Houston, Combined Utility System, First Lien, Series D (RB)
45,000	5.00%, 11/15/24 (c)	53,136
750,000	5.00%, 11/15/28 (c)	941,535
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	743,496
1,000,000	5.00%, 03/01/24 (c)	1,146,000
535,000	5.00%, 03/01/26 (c)	634,991
180,000	5.00%, 03/01/26 (c)	214,956
515,000	5.00%, 03/01/26 (c)	617,480
520,000	5.00%, 03/01/27 (c)	631,540
500,000	5.00%, 03/01/27 (c)	609,580
105,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	123,980
	City of San Antonio, Electric and Gas Systems (RB)
1,000,000	4.00%, 02/01/26	1,155,980
500,000	4.00%, 08/01/26 (c)	563,025
1,000,000	4.00%, 02/01/30	1,203,340
100,000	5.00%, 02/01/26 (c)	119,523
30,000	5.00%, 02/01/26	36,467
110,000	5.00%, 08/01/26 (c)	133,258

See Notes to Financial Statements

43

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Texas: (continued)
$125,000	5.00%, 08/01/26 (c)	$152,840
1,055,000	5.00%, 08/01/26 (c)	1,298,473
1,000,000	5.00%, 08/01/27 (c)	1,232,540
100,000	5.00%, 08/01/27 (c)	123,008
125,000	City of San Antonio, Electric and Gas Systems, Series A (RB) 5.00%, 02/01/26	151,948
	City of San Antonio, General Improvement (GO)
1,070,000	5.00%, 02/01/24 (c)	1,231,302
1,030,000	5.00%, 02/01/24 (c)	1,190,433
1,000,000	5.00%, 08/01/29 (c)	1,278,930
535,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	642,455
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	530,805
925,000	4.00%, 08/15/27 (c)	1,067,672
1,015,000	5.00%, 08/15/27 (c)	1,272,952
190,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/28	240,350
	Conroe Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	41,122
665,000	5.00%, 02/15/27 (c)	817,817
	County of Bexar (GO)
150,000	4.00%, 06/15/25 (c)	166,673
520,000	4.00%, 06/15/25 (c)	579,712
1,000,000	5.00%, 06/15/26 (c)	1,205,070
260,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	319,935
615,000	County of Denton (GO) 4.00%, 07/15/25 (c)	691,524
750,000	County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	886,552
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	563,840
20,000	5.00%, 03/01/26 (c)	24,154
280,000	County of Harris, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	362,729
	County of Harris, Toll Road, Senior Lien, Series A (RB)
385,000	5.00%, 08/15/25	463,386
160,000	5.00%, 08/15/26 (c)	193,094
670,000	5.00%, 08/15/26 (c)	805,548
675,000	5.00%, 08/15/26 (c)	809,055
695,000	5.00%, 08/15/26 (c)	844,001
115,000	5.00%, 08/15/26	141,596
195,000	5.00%, 08/15/26 (c)	239,951
190,000	5.00%, 08/15/26 (c)	231,739
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	188,200
335,000	5.00%, 08/15/25 (c)	393,387
190,000	5.00%, 08/15/25 (c)	227,227
600,000	5.00%, 08/15/25 (c)	714,702
Principal Amount		Value
Texas: (continued)
	County of Harris, Unlimited Tax Road, Series A (GO)
$1,115,000	5.00%, 10/01/25 (c)	$1,336,952
1,125,000	5.00%, 10/01/25 (c)	1,347,491
25,000	5.00%, 10/01/25	30,177
365,000	5.00%, 10/01/25 (c)	439,482
250,000	County of Montgomery (GO) 5.00%, 03/01/26 (c)	303,273
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	380,524
590,000	5.00%, 02/15/25 (c)	695,250
125,000	5.00%, 02/15/26 (c)	150,998
710,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	819,794
835,000	Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,086,752
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
185,000	5.00%, 12/01/24 (c)	218,404
730,000	5.00%, 12/01/25 (c)	877,781
560,000	5.00%, 12/01/25 (c)	666,204
165,000	5.00%, 12/01/25 (c)	198,828
545,000	5.00%, 12/01/25 (c)	660,971
130,000	5.00%, 12/01/25 (c)	156,988
	Dallas County Utility and Reclamation District (GO)
650,000	5.00%, 02/15/26	785,609
340,000	5.00%, 02/15/28	427,859
1,000,000	Dallas Independent School District (GO) 4.00%, 02/15/25 (c)	1,111,260
	Dallas Independent School District, Series A (GO)
100,000	4.00%, 02/15/25 (c)	111,342
10,000	5.00%, 08/15/24 (c)	11,688
1,030,000	5.00%, 08/15/24 (c)	1,202,237
100,000	Dripping Springs Independent School District (GO) 5.00%, 02/15/24 (c)	115,464
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	377,408
10,000	5.00%, 02/15/26 (c)	11,987
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	133,088
265,000	El Paso Independent School District, Series A (GO) 3.00%, 08/15/25 (c)	279,912
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	371,656
	Fort Bend Independent School District (GO)
635,000	4.00%, 08/15/27 (c)	736,429
155,000	5.00%, 08/15/27 (c)	194,161

See Notes to Financial Statements

44

Principal Amount		Value
Texas: (continued)
	Fort Worth Independent School District (GO)
$45,000	5.00%, 02/15/25 (c)	$53,146
500,000	5.00%, 02/15/26 (c)	605,230
750,000	5.00%, 02/15/26	912,997
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	570,885
1,000,000	4.00%, 02/15/27 (c)	1,145,710
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	183,538
120,000	5.00%, 02/15/25 (c)	142,414
100,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	125,712
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	297,795
	Harris County Flood Control District, Series A (GO)
900,000	5.00%, 10/01/25 (c)	1,074,060
210,000	5.00%, 10/01/27 (c)	259,302
250,000	5.00%, 10/01/27 (c)	313,525
	Harris County Hospital District (RB)
365,000	3.00%, 02/15/26 (c)	372,698
570,000	3.13%, 02/15/26 (c)	583,332
100,000	4.00%, 02/15/26 (c)	108,341
100,000	4.00%, 02/15/26 (c)	108,188
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
385,000	3.00%, 05/15/26 (c)	391,845
730,000	3.00%, 05/15/26 (c)	740,585
210,000	4.00%, 05/15/26 (c)	237,279
295,000	5.00%, 05/15/26 (c)	355,773
220,000	5.00%, 11/15/27	273,244
160,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	187,003
10,000	Harris County, Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	11,470
	Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
550,000	4.00%, 11/15/27 (c)	626,164
300,000	5.00%, 11/15/27 (c)	371,238
350,000	5.00%, 11/15/27 (c)	430,682
270,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	323,571
	Harris County, Flood Control District, Series A (GO)
275,000	5.00%, 10/01/25 (c)	329,742
1,230,000	5.00%, 10/01/25 (c)	1,478,792
Principal Amount		Value
Texas: (continued)
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
$665,000	5.00%, 11/15/24 (c)	$765,880
100,000	5.00%, 11/15/24 (c)	114,897
440,000	5.00%, 11/15/24 (c)	510,514
445,000	5.00%, 11/15/24 (c)	513,721
260,000	Harris County, Toll Road Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	320,858
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	899,592
500,000	4.00%, 02/15/27 (c)	564,425
605,000	Houston Independent School District (GO) 5.00%, 07/15/28 (c)	761,235
	Houston Independent School District, Limited Tax School House (GO)
525,000	5.00%, 02/15/26	641,928
1,780,000	5.00%, 02/15/27 (c)	2,166,509
750,000	5.00%, 02/15/27 (c)	923,505
900,000	5.00%, 02/15/27	1,125,414
	Houston Independent School District, Limited Tax School House, Series A (GO)
1,105,000	4.00%, 02/15/26 (c)	1,239,434
350,000	4.00%, 02/15/26 (c)	394,803
100,000	5.00%, 02/15/26 (c)	121,819
1,000,000	5.00%, 02/15/26 (c)	1,213,800
135,000	5.00%, 02/15/26 (c)	162,872
750,000	Houston, Public Improvement, Series A (GO) 5.00%, 03/01/24 (c)	861,712
100,000	Humble Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	113,117
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	234,497
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	349,366
280,000	5.00%, 02/15/25 (c)	331,083
1,000,000	Killeen Independent School District (GO) 5.00%, 02/15/28 (c)	1,252,820
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	118,244
310,000	Leander Independent School District (GO) 0.00%, 08/15/24 (c) ^	169,024
	Lewisville Independent School District, Series A (GO)
100,000	4.00%, 08/15/25 (c)	114,500
400,000	4.00%, 08/15/25 (c)	457,036
	Lewisville Independent School District, Series B (GO)
550,000	5.00%, 08/15/25 (c)	655,072

See Notes to Financial Statements

45

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Texas: (continued)
$145,000	5.00%, 08/15/25 (c)	$173,875
195,000	5.00%, 08/15/25	234,942
1,000,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	1,193,590
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
320,000	5.00%, 05/15/26 (c)	383,178
275,000	5.00%, 05/15/26 (c)	333,955
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	434,047
380,000	5.00%, 05/15/25 (c)	445,687
105,000	5.00%, 05/15/25 (c)	124,782
500,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	590,235
	Metropolitan Transit Authority of Harris County, Series A (RB)
150,000	5.00%, 11/01/25	182,039
75,000	5.00%, 11/01/26 (c)	93,017
	Montgomery Independent School District (GO)
500,000	4.00%, 02/15/25 (c)	559,220
100,000	5.00%, 02/15/25 (c)	118,132
470,000	5.00%, 02/15/25 (c)	554,031
1,100,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	1,097,921
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	280,348
250,000	5.00%, 08/15/27 (c)	306,915
	North Harris County Regional Water Authority (RB)
45,000	5.00%, 12/15/25	54,391
150,000	5.00%, 12/15/26 (c)	182,525
55,000	5.00%, 12/15/26 (c)	67,513
245,000	5.00%, 12/15/26 (c)	301,727
	North Texas Municipal Water District, Water System (RB)
150,000	3.00%, 09/01/25 (c)	160,181
820,000	5.00%, 09/01/25 (c)	967,461
530,000	5.00%, 09/01/25 (c)	633,557
50,000	5.00%, 09/01/25 (c)	59,743
500,000	5.00%, 09/01/26 (c)	605,995
715,000	5.00%, 09/01/26 (c)	861,310
400,000	5.00%, 09/01/26 (c)	487,352
45,000	5.00%, 09/01/26 (c)	54,683
	North Texas Tollway Authority, First Tier, Series A (RB)
2,200,000	4.00%, 01/01/29 (c)	2,518,472
410,000	5.00%, 01/01/24 (c)	469,315
295,000	5.00%, 01/01/26 (c)	353,475
425,000	5.00%, 01/01/26 (c)	507,518
575,000	5.00%, 01/01/26 (c)	684,854
500,000	5.00%, 01/01/26 (c)	592,240
460,000	5.00%, 01/01/26 (c)	551,181
Principal Amount		Value
Texas: (continued)
$635,000	5.00%, 01/01/26 (c)	$758,292
640,000	5.00%, 01/01/26 (c)	770,784
100,000	North Texas Tollway Authority, First Tier, Series B (RB) 4.00%, 01/01/25 (c)	108,863
	North Texas Tollway Authority, Second Tier, Series A (RB)
655,000	5.00%, 01/01/25 (c)	758,955
560,000	5.00%, 01/01/25 (c)	658,090
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	502,294
685,000	5.00%, 01/01/24 (c)	775,749
185,000	5.00%, 01/01/26 (c)	222,279
875,000	5.00%, 01/01/26 (c)	1,044,479
1,000,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,238,290
	Northwest Independent School District (GO)
25,000	5.00%, 02/15/25 (c)	29,390
315,000	5.00%, 02/15/25 (c)	371,495
105,000	5.00%, 02/15/25 (c)	124,274
	Northwest Independent School District, Series A (GO)
545,000	4.00%, 08/15/28 (c)	626,924
1,000,000	5.00%, 02/15/25 (c)	1,183,560
270,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.25%, 07/01/25 (c)	323,487
	Pharr-San Juan-Alamo Independent School District (GO)
100,000	3.25%, 02/01/25 (c)	104,812
775,000	4.00%, 02/01/25 (c)	860,513
	Plano Independent School District, Series A (GO)
1,995,000	5.00%, 02/15/26 (c)	2,411,257
100,000	5.00%, 02/15/26 (c)	121,246
500,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	577,960
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	482,452
650,000	5.00%, 05/15/26 (c)	787,273
500,000	5.00%, 05/15/28 (c)	622,850
200,000	San Antonio Water System, Junior Lien, Series B (RB) 5.00%, 05/15/25 (c)	233,564
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	257,137
780,000	5.00%, 08/15/27 (c)	973,183
800,000	5.00%, 08/15/27 (c)	993,256
	Spring Independent School District (GO)
45,000	5.00%, 08/15/25 (c)	53,603
1,000,000	5.00%, 08/15/25 (c)	1,199,760

See Notes to Financial Statements

46

Principal Amount		Value
Texas: (continued)
$15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	$18,622
	State of Texas, Finance Authority, Series A (GO)
170,000	5.00%, 10/01/26	211,047
130,000	5.00%, 10/01/27 (c)	162,003
	State of Texas, Transportation Commission, Highway Improvement (GO)
20,000	5.00%, 04/01/24 (c)	23,114
125,000	5.00%, 04/01/26 (c)	150,391
70,000	5.00%, 04/01/26 (c)	84,024
	State of Texas, Transportation Commission, Highway
	Improvement, Series A (GO)
1,000,000	5.00%, 04/01/26 (c)	1,203,130
500,000	5.00%, 04/01/26 (c)	603,570
	State of Texas, Transportation Commission, Mobility Fund, Series A (GO)
180,000	5.00%, 10/01/24 (c)	209,196
150,000	5.00%, 10/01/25 (c)	181,272
1,035,000	5.00%, 10/01/25 (c)	1,245,654
150,000	5.00%, 10/01/27 (c)	185,465
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
240,000	5.00%, 10/01/27 (c)	296,743
1,860,000	5.00%, 10/01/27 (c)	2,304,484
105,000	State of Texas, Water Infrastructure Fund, Series B-1 (GO) 5.00%, 08/01/21 (c)	111,855
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	96,145
855,000	5.00%, 05/15/26 (c)	1,031,797
140,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	174,657
315,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/26	382,401
	Tarrant Regional Water Control and Improvement District (RB)
70,000	5.00%, 03/01/25 (c)	82,964
260,000	5.00%, 03/01/25 (c)	307,302
1,040,000	5.00%, 03/01/25 (c)	1,238,598
1,020,000	5.00%, 03/01/25 (c)	1,211,505
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,501
110,000	4.00%, 05/15/26 (c)	127,811
295,000	5.00%, 05/15/26	363,056
	Texas A&M University, Series E (RB)
25,000	5.00%, 05/15/25	30,036
100,000	5.00%, 05/15/27 (c)	124,889
Principal Amount		Value
Texas: (continued)
$545,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	$673,402
	Texas State University System, Board of Regents, Series A (RB)
160,000	5.00%, 03/15/25 (c)	190,144
10,000	5.00%, 03/15/26	12,156
100,000	5.00%, 03/15/27 (c)	123,597
1,020,000	5.00%, 03/15/27 (c)	1,265,392
125,000	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	143,466
1,115,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,375,932
	Texas Water Development Board (RB)
125,000	5.00%, 04/15/26	153,189
600,000	5.00%, 10/15/26 (c)	738,618
370,000	5.00%, 10/15/26 (c)	457,542
1,000,000	5.00%, 08/01/27 (c)	1,248,090
	Texas Water Development Board, Series A (RB)
45,000	4.00%, 10/15/25 (c)	50,607
400,000	4.00%, 10/15/27 (c)	459,064
180,000	4.00%, 04/15/28 (c)	206,273
600,000	4.00%, 04/15/28 (c)	693,720
125,000	5.00%, 10/15/25 (c)	148,724
1,160,000	5.00%, 10/15/25 (c)	1,395,538
165,000	5.00%, 10/15/25 (c)	198,239
250,000	5.00%, 10/15/27 (c)	314,033
200,000	5.00%, 10/15/27 (c)	249,582
	Texas Water Development Board, Series B (RB)
1,000,000	4.00%, 10/15/28 (c)	1,161,680
1,000,000	5.00%, 10/15/28 (c)	1,265,930
	Trinity River Authority, Regional Wastewater System (RB)
100,000	5.00%, 08/01/25	120,481
180,000	5.00%, 08/01/26	221,699
285,000	5.00%, 08/01/27 (c)	350,473
670,000	5.00%, 08/01/27 (c)	831,805
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	170,547
75,000	5.00%, 04/15/27 (c)	92,436
165,000	5.00%, 04/15/27 (c)	204,150
155,000	University of Texas, Series B (RB) 5.00%, 08/15/26	191,864
135,000	University of Texas, Series D (RB) 5.00%, 08/15/26	167,107
200,000	University of Texas, Series J (RB) 5.00%, 08/15/26	247,566
	Via Metropolitan Transit Authority, Sales Tax (RB)
275,000	5.00%, 01/15/27 (c)	335,698
135,000	5.00%, 01/15/27 (c)	165,576
		179,485,307

See Notes to Financial Statements

47

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Utah: 0.3%
$395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	$453,618
1,140,000	State of Utah (GO) 5.00%, 01/01/27 (c)	1,425,251
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	454,126
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,238,190
	Utah Transit Authority, Subordinated Sales Tax (RB)
130,000	0.00%, 06/15/26 (c) ^	88,479
935,000	3.00%, 06/15/26 (c)	999,646
850,000	4.00%, 06/15/26 (c)	962,939
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
255,000	5.00%, 06/15/25 (c)	301,749
100,000	5.00%, 06/15/25 (c)	118,699
		6,042,697
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,306,305
Virginia: 2.2%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	806,955
	City of Richmond, Public Utility Revenue, Series A (RB)
1,520,000	5.00%, 01/15/26 (c)	1,835,491
20,000	5.00%, 01/15/26	24,526
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	599,975
1,000,000	5.00%, 06/01/25 (c)	1,202,940
	County of Arlington (GO)
1,990,000	4.00%, 06/15/29 (c)	2,347,583
1,000,000	5.00%, 08/15/27 (c)	1,256,510
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,713
1,000,000	5.00%, 10/01/25	1,217,230
750,000	5.00%, 04/01/28 (c)	952,830
1,755,000	5.00%, 04/01/29 (c)	2,270,549
15,000	County of Fairfax, Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/25 (c)	18,118
25,000	County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	30,078
155,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/26 (c)	187,271
165,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 5.00%, 05/15/26	202,140
Principal Amount		Value
Virginia: (continued)
$550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	$649,247
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	320,385
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	239,692
845,000	5.00%, 07/01/25 (c)	1,014,228
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
110,000	5.00%, 02/01/26 (c)	134,098
130,000	5.00%, 02/01/26	159,246
110,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	115,779
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
145,000	5.00%, 02/01/26	177,621
125,000	5.00%, 02/01/27	156,565
2,000,000	5.00%, 02/01/28 (c)	2,512,460
1,000,000	5.00%, 02/01/28 (c)	1,261,960
120,000	5.00%, 02/01/28 (c)	152,207
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
775,000	3.00%, 09/01/27 (c)	811,836
1,040,000	5.00%, 09/01/26 (c)	1,284,858
1,000,000	5.00%, 09/01/26 (c)	1,233,120
	Virginia Commonwealth Transportation Board (RB)
250,000	4.00%, 05/15/24 (c)	274,723
15,000	5.00%, 05/15/24 (c)	17,468
1,000,000	5.00%, 05/15/24 (c)	1,166,900
1,000,000	5.00%, 05/15/26	1,230,700
100,000	5.00%, 05/15/26 (c)	122,903
20,000	5.00%, 09/15/26 (c)	24,724
510,000	5.00%, 09/15/26 (c)	632,859
1,000,000	5.00%, 05/15/27 (c)	1,253,130
	Virginia Commonwealth Transportation Board, Series A (RB)
180,000	4.00%, 11/15/27 (c)	207,423
120,000	5.00%, 11/15/27 (c)	150,308
1,000,000	5.00%, 11/15/27 (c)	1,248,970
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	132,380
475,000	3.00%, 08/01/24 (c)	503,424
695,000	3.00%, 08/01/26 (c)	727,721
400,000	3.00%, 08/01/28 (c)	421,192
1,050,000	3.13%, 08/01/28 (c)	1,109,776
250,000	4.00%, 08/01/27 (c)	289,975

See Notes to Financial Statements

48

Principal Amount		Value
Virginia: (continued)
$680,000	5.00%, 08/01/25	$822,202
100,000	5.00%, 08/01/25	120,912
325,000	5.00%, 08/01/26	403,123
485,000	5.00%, 08/01/26	601,584
700,000	5.00%, 08/01/28 (c)	894,103
	Virginia Public Building Authority, Series B (RB)
25,000	5.00%, 08/01/25	30,228
15,000	5.00%, 08/01/26	18,606
400,000	Virginia Public Building Authority, Series C (RB) 4.00%, 08/01/24 (c)	451,316
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	923,572
30,000	5.00%, 08/01/26 (c)	36,819
30,000	5.00%, 08/01/26	37,146
575,000	5.00%, 08/01/26 (c)	708,584
	Virginia Public School Authority, Series A (RB) (SAW)
775,000	5.00%, 08/01/25 (c)	930,868
365,000	5.00%, 08/01/25 (c)	440,205
1,040,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	1,183,281
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	876,382
		41,186,718
Washington: 3.9%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	672,144
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
590,000	5.00%, 11/01/25 (c)	706,761
815,000	5.00%, 11/01/25 (c)	974,813
830,000	5.00%, 11/01/25 (c)	987,152
110,000	5.00%, 11/01/25 (c)	132,007
15,000	5.00%, 11/01/25	18,213
110,000	5.00%, 11/01/26 (c)	136,093
	City of Seattle, Drainage and Wastewater System (RB)
525,000	4.00%, 04/01/26 (c)	591,328
500,000	4.00%, 07/01/27 (c)	572,345
915,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 4.00%, 01/01/28 (c)	1,046,632
135,000	City of Seattle, Municipal Light and Power Revenue, Series B (RB) 5.00%, 04/01/26 (c)	164,460
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	132,106
1,000,000	5.00%, 05/01/25 (c)	1,187,890
20,000	5.00%, 08/01/26	24,764
500,000	5.00%, 02/01/27 (c)	617,635
Principal Amount		Value
Washington: (continued)
$15,000	City of Spokane, Water and Wastewater Revenue (RB) 5.00%, 12/01/24 (c)	$17,765
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
195,000	5.00%, 07/01/20 (c)	199,633
235,000	5.00%, 07/01/25 (c)	279,843
185,000	5.00%, 07/01/26 (c)	226,573
1,330,000	5.00%, 07/01/27 (c)	1,639,158
915,000	5.00%, 07/01/27 (c)	1,144,930
125,000	5.00%, 07/01/28 (c)	157,396
	Energy Northwest, Colombia Generating Station Electric, Series C (RB)
715,000	5.00%, 07/01/25 (c)	846,152
1,000,000	5.00%, 07/01/28 (c)	1,256,020
	Energy Northwest, Project 1 Electric, Series A (RB)
430,000	5.00%, 07/01/22 (c)	472,574
340,000	5.00%, 07/01/25 (c)	407,289
525,000	5.00%, 07/01/27 (c)	659,311
675,000	Energy Northwest, Project 1 Electric, Series C (RB) 5.00%, 07/01/24 (c)	787,779
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	126,474
130,000	5.00%, 07/01/25 (c)	156,216
1,455,000	5.00%, 07/01/26	1,792,866
130,000	5.00%, 07/01/26 (c)	159,611
270,000	Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	346,526
760,000	FYI Properties (RB) 5.00%, 06/01/27	949,818
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	139,030
520,000	4.00%, 06/01/26 (c)	588,458
1,000,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,146,300
	King County School District No. 401 (GO) (SBG)
690,000	3.13%, 12/01/26 (c)	731,276
900,000	5.00%, 12/01/26 (c)	1,102,302
	King County School District No. 405 (GO) (SBG)
515,000	5.00%, 12/01/26 (c)	633,512
360,000	5.00%, 12/01/26	447,804
635,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	724,929
1,075,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,327,582
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	977,777

See Notes to Financial Statements

49

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Washington: (continued)
$570,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	$671,688
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	514,147
500,000	5.00%, 12/01/25 (c)	605,115
445,000	King County, Washington Sewer Revenue, Series B (RB) 5.00%, 07/01/24 (c)	517,989
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	279,898
15,000	4.00%, 06/01/26 (c)	17,218
945,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	1,096,172
1,085,000	Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	1,360,232
	Pierce County School District No. 10 (GO) (SBG)
640,000	5.00%, 12/01/24 (c)	741,568
560,000	5.00%, 12/01/25 (c)	667,761
25,000	5.00%, 12/01/25 (c)	29,881
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	198,503
	Port of Seattle, Intermediate Lien (RB)
30,000	5.00%, 02/01/26 (c)	35,809
130,000	5.00%, 02/01/26 (c)	156,014
395,000	Port of Seattle, Intermediate Lien, Series B (RB) 5.00%, 09/01/24 (c)	460,341
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	615,060
565,000	Puyallup School District No. 3 (GO) (SBG) 5.00%, 06/01/27 (c)	693,989
735,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	888,211
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	148,943
825,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	999,479
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
135,000	5.00%, 08/01/26 (c)	164,199
1,035,000	5.00%, 08/01/26 (c)	1,264,315
720,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	856,310
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	1,168,970
Principal Amount		Value
Washington: (continued)
$10,000	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO) 5.00%, 01/01/25 (c)	$11,839
545,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	637,089
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	138,432
955,000	5.00%, 08/01/26 (c)	1,151,778
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	179,832
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	207,309
720,000	5.00%, 02/01/25 (c)	836,410
500,000	5.00%, 02/01/26 (c)	604,145
1,725,000	5.00%, 08/01/27	2,174,880
1,000,000	5.00%, 08/01/27 (c)	1,235,690
170,000	5.00%, 02/01/28 (c)	214,234
	State of Washington, Series D (GO)
100,000	5.00%, 02/01/27 (c)	121,998
110,000	5.00%, 02/01/27	137,174
1,000,000	5.00%, 08/01/27 (c)	1,239,260
	State of Washington, Various Purpose, Series A (GO)
1,000,000	5.00%, 08/01/26 (c)	1,221,560
245,000	5.00%, 08/01/26 (c)	297,991
915,000	5.00%, 08/01/26 (c)	1,108,513
200,000	5.00%, 08/01/26 (c)	243,258
500,000	5.00%, 08/01/27 (c)	617,845
500,000	5.00%, 08/01/27 (c)	614,765
730,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	862,407
20,000	State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/26 (c)	24,240
25,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	30,151
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	23,831
1,090,000	5.00%, 01/01/26 (c)	1,301,809
105,000	5.00%, 01/01/26 (c)	126,833
145,000	5.00%, 08/01/26 (c)	177,824
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	423,932
1,245,000	5.00%, 01/01/25 (c)	1,469,698
1,000,000	5.00%, 08/01/27 (c)	1,229,530
420,000	5.00%, 08/01/27 (c)	520,489
	State of Washington, Various Purpose, Series R-E (GO)
630,000	5.00%, 01/01/25 (c)	734,737
250,000	5.00%, 01/01/25 (c)	290,520
720,000	5.00%, 01/01/25 (c)	852,394
550,000	5.00%, 01/01/25 (c)	645,727
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	263,505

See Notes to Financial Statements

50

Principal Amount		Value
Washington: (continued)
	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB)
$1,000,000	5.00%, 08/01/29 (c)	$1,206,920
1,000,000	5.00%, 08/01/29 (c)	1,219,140
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA)
195,000	5.00%, 10/01/25	234,275
225,000	5.00%, 10/01/28 (c)	278,969
250,000	5.00%, 10/01/28 (c)	316,405
760,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	883,196
	Washington State Convention Center Public Facilities District (RB)
1,510,000	5.00%, 07/01/28 (c)	1,860,879
1,000,000	5.00%, 07/01/28 (c)	1,235,240
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	472,027
325,000	5.00%, 04/01/25 (c)	378,056
430,000	5.00%, 04/01/25 (c)	503,401
820,000	5.00%, 04/01/25 (c)	957,055
		73,078,251
West Virginia: 0.2%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	336,037
200,000	State of West Virginia, Series B (GO) 5.00%, 06/01/28 (c)	252,168
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
1,055,000	3.00%, 06/01/26 (c)	1,087,979
240,000	4.00%, 06/01/26 (c)	263,683
240,000	5.00%, 06/01/26 (c)	287,203
1,045,000	5.00%, 06/01/26	1,261,085
		3,488,155
Wisconsin: 1.5%
1,000,000	Central Brown County Water Authority, Series A (RB) 5.00%, 11/01/24 (c)	1,151,880
155,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/26	179,121
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	244,606
100,000	5.00%, 04/01/27	124,691
350,000	Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	367,262
	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
165,000	5.00%, 03/01/26 (c)	196,065
180,000	5.00%, 03/01/26 (c)	214,627
205,000	5.00%, 03/01/26 (c)	246,105
Principal Amount		Value
Wisconsin: (continued)
	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB)
$375,000	3.00%, 06/01/26 (c)	$378,180
560,000	5.00%, 06/01/25 (c)	649,706
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
185,000	5.00%, 06/01/25 (c)	218,816
100,000	5.00%, 06/01/25 (c)	118,122
100,000	5.00%, 06/01/25	120,534
185,000	5.00%, 06/01/25 (c)	221,734
150,000	5.00%, 06/01/25 (c)	179,130
220,000	5.00%, 06/01/25 (c)	262,029
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	12,075
20,000	5.00%, 05/01/26 (c)	24,227
	State of Wisconsin, Series 1 (GO)
15,000	5.00%, 05/01/25 (c)	17,967
460,000	5.00%, 05/01/27 (c)	568,201
250,000	5.00%, 05/01/27 (c)	311,053
405,000	5.00%, 05/01/27 (c)	507,910
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	627,963
150,000	5.00%, 05/01/26 (c)	183,563
635,000	5.00%, 11/01/26	787,419
315,000	5.00%, 11/01/26	390,609
500,000	5.00%, 05/01/27 (c)	627,050
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	161,099
385,000	5.00%, 11/01/22 (c)	427,835
500,000	5.00%, 05/01/27 (c)	615,820
450,000	5.00%, 05/01/27 (c)	555,849
295,000	5.00%, 05/01/27 (c)	368,756
	State of Wisconsin, Series 4 (GO)
40,000	5.00%, 11/01/24 (c)	47,053
1,575,000	5.00%, 11/01/24 (c)	1,856,878
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	112,895
250,000	5.00%, 05/01/25 (c)	294,805
1,170,000	5.00%, 05/01/25 (c)	1,372,246
1,010,000	5.00%, 05/01/25 (c)	1,183,649
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	247,636
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	555,705
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	556,920
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	650,795
15,000	5.00%, 07/01/25 (c)	18,049
500,000	5.00%, 07/01/26	617,540
	Wisconsin Department of Transportation, Series 2 (RB)
480,000	5.00%, 07/01/27 (c)	592,138
115,000	5.00%, 07/01/27 (c)	142,924
	Wisconsin Department of Transportation, Series A (RB)
1,180,000	5.00%, 07/01/24 (c)	1,367,065

See Notes to Financial Statements

51

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Wisconsin: (continued)
$510,000	5.00%, 07/01/24 (c)	$593,451
140,000	5.00%, 07/01/24 (c)	163,426
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,109,850
1,500,000	4.00%, 05/15/26 (c)	1,653,990
290,000	5.00%, 05/15/26 (c)	353,005
35,000	5.00%, 05/15/26 (c)	42,479
100,000	5.00%, 05/15/26 (c)	120,730
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	562,835
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	149,864
155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	180,876
Principal Amount		Value
Wisconsin: (continued)
$1,000,000	Wisconsin Health and Educational Facilities Authority, ProHealth Care, Inc. Obligated Group (RB) 3.38%, 08/15/24 (c)	$1,053,890
855,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	862,917
		27,523,615
Wyoming: 0.1%
1,000,000	County of Sweetwater, Idaho Power Company Project (RB) 1.70%, 07/15/26	990,260
Total Municipal Bonds: 98.9% (Cost: $1,779,369,863)		1,862,133,087
Other assets less liabilities: 1.1%		21,556,190
NET ASSETS: 100.0%		$1,883,689,277

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	6.2%	$114,361,984
Health Care	7.3	136,609,920
Housing	1.6	30,217,222
Industrial Revenue	1.0	18,139,233
Leasing	7.0	130,903,889
Local	17.5	325,167,008
Power	5.4	100,342,218
Solid Waste/Resource Recovery	0.1	1,140,971
Special Tax	11.0	205,344,130
State	20.3	378,338,443
Tobacco	1.1	20,230,929
Transportation	12.0	223,810,697
Water & Sewer	9.5	177,526,443
	100.0%	$1,862,133,087

See Notes to Financial Statements

52

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,862,133,087	$—	$1,862,133,087

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

53

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.1%
Alabama: 1.9%
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
$235,000	4.00%, 09/01/27 (c)	$264,641
250,000	5.00%, 09/01/27 (c)	306,577
260,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	274,355
1,085,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	1,534,667
105,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	131,726
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	227,428
	UAB Medicine Finance Authority, Series B (RB)
110,000	4.00%, 09/01/26 (c)	121,116
220,000	5.00%, 09/01/26 (c)	257,618
280,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	304,402
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	305,466
		3,727,996
Alaska: 0.1%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	228,266
Arizona: 0.7%
225,000	Arizona Health Facilities Authority, Series A (RB) 5.00%, 01/01/24 (c)	250,220
215,000	City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	239,211
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
350,000	4.00%, 01/01/27 (c)	386,340
270,000	5.00%, 01/01/27 (c)	319,974
220,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/25 (c)	255,171
		1,450,916
Arkansas: 0.1%
130,000	City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	136,035
California: 17.0%
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	364,227
Principal Amount		Value
California: (continued)
$500,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	$615,600
315,000	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 4.00%, 10/01/26 (c)	346,232
230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	231,642
150,000	Anaheim Public Financing Authority, Series A (RB) 5.00%, 05/01/24 (c)	171,845
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	400,862
220,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	261,580
315,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	156,038
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	293,942
	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
850,000	3.00%, 10/01/26 (c)	853,068
680,000	3.00%, 10/01/26 (c)	685,800
	California Health Facilities Financing Authority, Series A (RB)
350,000	4.00%, 03/01/26 (c)	376,715
230,000	4.00%, 11/15/27 (c)	250,889
250,000	5.00%, 11/15/25 (c)	293,395
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	334,371
155,000	4.00%, 11/15/26 (c)	171,734
350,000	5.00%, 11/15/26 (c)	425,075
100,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	123,787
200,000	California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/27 (c)	247,742
415,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	441,647
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	172,456

See Notes to Financial Statements

54

Principal Amount		Value
California: (continued)
$200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program-Phase I, Series A (RB) 4.00%, 06/01/27 (c)	$220,874
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	400,582
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	317,426
250,000	4.00%, 05/01/26 (c)	274,275
300,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	357,852
	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB)
120,000	4.00%, 07/01/24 (c)	126,512
155,000	5.00%, 07/01/24 (c)	174,522
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	163,260
385,000	4.00%, 08/15/26 (c)	421,983
20,000	4.00%, 08/15/26 (c)	22,059
200,000	California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	208,084
455,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	497,656
275,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	316,536
155,000	City of Los Angeles, Department of Airports, Series B (RB) 5.00%, 05/15/25 (c)	181,015
170,000	City of Los Angeles, Department of Airports, Series C (RB) 5.00%, 05/15/29 (c)	216,396
340,000	City of Los Angeles, Wastewater System, Series A (RB) 4.00%, 06/01/25 (c)	369,155
750,000	City of San Jose, Disaster Preparedness, Public Safety and Infrastructure, Series A-1 (GO) (AGM) 5.00%, 03/01/29 (c)	959,062
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	216,425
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	312,537
290,000	East Bay Municipal Utility District, Water System, Series B (RB) 4.00%, 06/01/25 (c)	317,730
Principal Amount		Value
California: (continued)
$390,000	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	$461,760
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	173,640
300,000	Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	302,706
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	143,913
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
530,000	5.00%, 06/01/25 (c)	613,189
125,000	5.00%, 06/01/25 (c)	145,480
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	206,179
105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	125,568
165,000	Imperial Irrigation District, Electric System, Series C (RB) 5.00%, 05/01/26 (c)	197,856
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	208,110
	Livermore Valley Joint Unified School District (GO)
215,000	3.00%, 08/01/26 (c)	217,855
250,000	4.00%, 08/01/26 (c)	277,263
1,000,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	1,236,140
	Los Angeles Department of Water and Power, Series A (RB)
335,000	5.00%, 07/01/24 (c)	385,863
105,000	5.00%, 01/01/26 (c)	124,740
300,000	5.00%, 01/01/26 (c)	353,217
340,000	5.00%, 01/01/26 (c)	403,753
500,000	5.00%, 01/01/27 (c)	600,530
540,000	5.00%, 01/01/27 (c)	657,245
250,000	5.00%, 01/01/28 (c)	306,082
	Los Angeles Department of Water and Power, Series C (RB)
275,000	5.00%, 07/01/27 (c)	333,935
1,000,000	5.00%, 07/01/29 (c)	1,279,620
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	219,472
335,000	5.00%, 07/01/25 (c)	393,950
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	218,242
	Metropolitan Water District of Southern California, Series A (RB)
345,000	5.00%, 07/01/25 (c)	407,341
500,000	5.00%, 01/01/29 (c)	635,000

See Notes to Financial Statements

55

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
California: (continued)
$530,000	Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	$593,828
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	107,563
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	127,910
380,000	Oxnard School District, Series A (GO) 4.00%, 08/01/27 (c)	420,668
110,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	119,984
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	143,005
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	275,410
265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	308,683
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	278,983
370,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 4.13%, 11/01/25 (c)	404,062
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	273,658
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	184,083
425,000	0.00%, 07/01/25 (c) ^	225,760
215,000	3.13%, 07/01/27 (c)	221,263
595,000	4.00%, 07/01/27 (c)	665,180
230,000	San Francisco Bay Area Rapid Transit District, Series E (GO) 4.00%, 08/01/27 (c)	264,742
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	165,354
250,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 3.00%, 05/15/25 (c)	255,488
250,000	Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	310,612
	State of California, Various Purpose (GO)
105,000	4.00%, 09/01/26 (c)	115,696
400,000	5.00%, 10/01/24 (c)	460,520
700,000	5.00%, 09/01/26 (c)	833,133
500,000	5.00%, 11/01/27 (c)	608,955
935,000	5.00%, 10/01/28 (c)	1,161,420
Principal Amount		Value
California: (continued)
$240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	$263,210
235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	257,713
250,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	286,067
		33,254,187
Colorado: 2.5%
220,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	260,381
550,000	Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	615,202
230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	258,226
285,000	City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	308,230
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	129,680
750,000	City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	907,425
155,000	Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	184,422
320,000	Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A (RB) 4.00%, 05/15/28 (c)	351,549
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	325,931
500,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	474,430
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	239,164
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	272,985
250,000	5.00%, 12/31/24 (c)	273,708
230,000	University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	261,703
		4,863,036
Connecticut: 1.1%
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	103,261

See Notes to Financial Statements

56

Principal Amount		Value
Connecticut: (continued)
$300,000	Connecticut Housing Finance Authority, Series B-1 (RB) 4.00%, 05/15/27 (c)	$318,654
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,676
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	290,822
220,000	Metropolitan District, Clean Water Project, Series A (RB) 5.00%, 11/01/24 (c)	251,332
230,000	State of Connecticut Health and Educational Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	247,153
215,000	State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	262,018
	University of Connecticut, Series A (RB)
250,000	4.00%, 11/01/28 (c)	280,483
275,000	4.00%, 11/01/28 (c)	309,301
		2,078,700
Delaware: 0.2%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	166,098
115,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	126,403
		292,501
District of Columbia: 0.5%
250,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	286,677
	District of Columbia, Series A (GO)
100,000	4.00%, 04/15/29 (c)	114,183
250,000	5.00%, 06/01/27 (c)	303,375
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB)
230,000	3.25%, 04/01/26 (c)	239,851
100,000	5.00%, 04/01/26 (c)	118,565
		1,062,651
Florida: 4.0%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	380,742
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	301,407
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
170,000	3.00%, 07/01/26 (c)	173,142
200,000	3.25%, 07/01/26 (c)	204,802
Principal Amount		Value
Florida: (continued)
$255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	$267,360
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	370,882
900,000	Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	940,905
805,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	882,755
250,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 3.13%, 04/01/26 (c)	258,673
	County of Miami-Dade, Educational Facilities Authority, Series A (RB)
240,000	4.00%, 04/01/25 (c)	255,391
465,000	5.00%, 04/01/25 (c)	527,821
510,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/28 (c)	567,487
210,000	County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	231,972
	County of Miami-Dade, Water and Sewer System, Series B (RB)
140,000	3.13%, 10/01/27 (c)	143,724
360,000	4.00%, 10/01/27 (c)	403,294
100,000	Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	102,481
125,000	Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	147,606
260,000	Halifax Hospital Medical Center (RB) 3.75%, 06/01/26 (c)	269,480
140,000	JEA Electric System, Series Three A (RB) 3.75%, 04/01/20 (c)	140,484
160,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	180,485
135,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	153,160
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	285,612
355,000	Palm Beach County, Public Improvement, Professional Sports Franchise Facility Project, Series D (RB) 5.00%, 12/01/25 (c)	421,087
170,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 2.63%, 06/01/26 (c)	172,480
		7,783,232

See Notes to Financial Statements

57

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Georgia: 1.9%
$260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	$277,545
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	151,058
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	91,252
185,000	Dalton-Whitfield County Joint Development Authority (RB) 4.00%, 02/15/28 (c)	202,669
270,000	Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	295,456
115,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	142,824
350,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	380,933
165,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) (SAW) 3.35%, 06/01/28 (c)	173,113
150,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A-1 (RB) 3.20%, 12/01/25 (c)	155,480
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB)
150,000	3.55%, 12/01/26 (c)	157,166
450,000	4.05%, 12/01/27 (c)	493,753
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
115,000	3.35%, 12/01/25 (c)	118,982
120,000	3.35%, 12/01/25 (c)	124,156
335,000	Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	422,991
165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	180,528
150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	152,529
100,000	State of Georgia, Series A (GO) 3.00%, 02/01/27 (c)	105,492
		3,625,927
Hawaii: 0.6%
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	152,610
Principal Amount		Value
Hawaii: (continued)
	City and County of Honolulu, Series C (GO)
$750,000	4.00%, 08/01/29 (c)	$852,465
200,000	5.00%, 08/01/29 (c)	249,992
		1,255,067
Illinois: 5.0%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	119,471
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	287,455
890,000	Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	983,735
	Chicago O’Hare International Airport, Series C (RB)
165,000	5.00%, 01/01/26 (c)	192,903
150,000	5.00%, 01/01/27 (c)	176,820
	Chicago O’Hare International Airport, Series D (RB)
510,000	5.00%, 01/01/25 (c)	577,391
150,000	5.00%, 01/01/27 (c)	174,710
255,000	5.00%, 01/01/27 (c)	298,031
250,000	Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	291,182
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	567,625
250,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	280,985
	City of Chicago, Series A (GO)
1,000,000	5.00%, 01/01/29 (c)	1,133,700
350,000	6.00%, 01/01/27 (c)	415,590
250,000	City of Chicago, Water Revenue, Second Lien (RB) 5.00%, 11/01/27 (c)	293,785
	County of Cook (RB)
150,000	4.00%, 11/15/27 (c)	165,044
160,000	4.00%, 11/15/27 (c)	175,262
115,000	County of Will (GO) 4.00%, 11/15/25 (c)	126,598
230,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.13%, 05/01/25 (c)	245,799
355,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	361,177
510,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	580,298
300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	322,473
180,000	Illinois Finance Authority, Series C (RB) 4.00%, 02/15/27 (c)	197,456
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	162,529

See Notes to Financial Statements

58

Principal Amount		Value
Illinois: (continued)
$370,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	$427,365
165,000	Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	176,560
	State of Illinois, Series A (GO)
630,000	5.00%, 05/01/28 (c)	707,307
250,000	5.00%, 05/01/28 (c)	281,313
		9,722,564
Indiana: 0.6%
240,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	286,327
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	221,890
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	133,361
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	559,460
		1,201,038
Iowa: 0.3%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	357,837
250,000	5.00%, 12/01/26 (c)	299,112
		656,949
Kansas: 0.4%
180,000	Johnson County, Series A (GO) 4.00%, 09/01/27 (c)	204,176
	Sedgwick County Unified School District No. 260, Series B (GO)
150,000	4.00%, 10/01/26 (c)	166,826
300,000	5.00%, 10/01/26 (c)	352,059
125,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/27 (c)	153,391
		876,452
Kentucky: 1.0%
500,000	Commonwealth of Kentucky, Series A (CP) 4.00%, 04/15/28 (c)	542,610
600,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	656,670
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
345,000	3.00%, 11/15/25 (c)	340,146
235,000	3.25%, 11/15/26 (c)	237,686
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	144,833
		1,921,945
Principal Amount		Value
Louisiana: 1.5%
	East Baton Rouge Sewerage Commission, Series B (RB)
$235,000	4.00%, 02/01/25 (c)	$254,049
300,000	5.00%, 02/01/25 (c)	347,043
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	246,705
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
315,000	5.00%, 07/01/26 (c)	358,886
340,000	5.00%, 07/01/26 (c)	388,260
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
230,000	4.00%, 05/15/27 (c)	245,589
280,000	4.25%, 05/15/25 (c)	300,840
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	279,701
500,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A (RB) 4.50%, 05/01/25 (c)	555,220
		2,976,293
Maine: 0.2%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	307,080
Maryland: 1.7%
	City of Baltimore, Water Projects, Series A (RB) (SAW)
225,000	4.00%, 07/01/29 (c)	250,776
190,000	5.00%, 01/01/25 (c)	217,259
	County of Baltimore (GO)
250,000	4.00%, 03/01/28 (c)	280,553
610,000	4.00%, 03/01/28 (c)	694,570
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	121,913
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/26 (c)	285,660
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
260,000	4.00%, 05/15/27 (c)	282,526
220,000	5.00%, 07/01/26 (c)	255,112
150,000	Maryland Health and Higher Educational Facilities Authority, Series D (RB) 4.00%, 01/01/28 (c)	162,902
100,000	Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	102,302

See Notes to Financial Statements

59

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Maryland: (continued)
$270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	$295,879
390,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/24 (c)	422,479
		3,371,931
Massachusetts: 4.1%
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	161,035
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	382,451
	Commonwealth of Massachusetts, Series A (GO)
430,000	5.00%, 03/01/24 (c)	484,253
275,000	5.00%, 04/01/27 (c)	328,922
200,000	5.00%, 01/01/28 (c)	241,840
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	121,255
275,000	3.25%, 09/01/25 (c)	284,784
440,000	4.00%, 04/01/25 (c)	476,304
375,000	4.00%, 09/01/25 (c)	409,669
295,000	4.00%, 09/01/25 (c)	322,692
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	247,504
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	253,327
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	119,991
280,000	Massachusetts Development Finance Agency, Boston Medical Center Issue, Series D (RB) 5.00%, 07/01/25 (c)	315,076
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	267,820
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	226,166
	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB)
200,000	5.00%, 12/01/26 (c)	234,390
290,000	5.00%, 12/01/26 (c)	347,191
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	342,669
Principal Amount		Value
Massachusetts: (continued)
$480,000	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	$558,571
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	270,360
250,000	Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	278,720
600,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB) 3.63%, 07/01/27 (c)	630,576
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	665,011
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	152,633
		8,123,210
Michigan: 1.7%
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	454,900
320,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	375,408
	Michigan Finance Authority, Henry Ford Health System (RB)
225,000	4.00%, 11/15/26 (c)	243,054
110,000	4.00%, 11/15/26 (c)	120,989
135,000	Michigan Finance Authority, Henry Ford Health System, Series A (RB) 5.00%, 11/02/29 (c)	163,643
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
410,000	4.00%, 06/01/25 (c)	444,895
150,000	4.00%, 06/01/27 (c)	162,338
500,000	5.00%, 06/01/22 (c)	540,715
	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB)
100,000	3.70%, 12/01/25 (c)	105,930
545,000	4.00%, 06/01/28 (c)	585,232
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	226,205
		3,423,309
Minnesota: 0.2%
	City of Apple Valley, Minnesota Senior Living LLC Project, Series A (RB)
175,000	4.25%, 01/01/22 (c)	176,785
125,000	4.50%, 01/01/22 (c)	125,775

See Notes to Financial Statements

60

Principal Amount		Value
Minnesota: (continued)
$100,000	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB) 5.00%, 01/01/22 (c)	$98,045
		400,605
Missouri: 0.7%
330,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 4.00%, 01/01/28 (c)	374,095
315,000	Health and Educational Facilities Authority, BJC Health System, Series C (RB) 4.00%, 07/01/26 (c) (p)	340,707
235,000	Health and Educational Facilities Authority, Mercy Health, Series C (RB) 4.00%, 11/15/27 (c)	260,906
250,000	Health and Educational Facilities Authority, Mercy Health, Series F (RB) 4.00%, 11/15/24 (c)	265,700
130,000	Health and Educational Facilities Authority, Saint Louis University (RB) 5.00%, 10/01/25 (c)	151,265
		1,392,673
Montana: 0.1%
220,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	231,735
Nebraska: 0.8%
475,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/37	633,769
505,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	539,754
480,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	482,894
		1,656,417
Nevada: 0.8%
390,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	454,225
285,000	Clark County Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	344,083
250,000	County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	305,172
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	214,852
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	113,065
135,000	Las Vegas Valley Water District, Series A (GO) 4.00%, 02/01/27 (c)	149,693
		1,581,090
Principal Amount		Value
New Hampshire: 0.3%
$265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	$296,442
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	222,102
		518,544
New Jersey: 3.1%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	144,276
165,000	4.00%, 07/01/26 (c)	177,773
180,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	184,390
165,000	New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 4.00%, 07/01/27 (c)	191,648
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	365,808
	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB)
130,000	5.00%, 07/01/24 (c)	148,543
55,000	5.00%, 07/01/26 (c)	64,805
235,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 12/15/28 (c)	272,856
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
910,000	4.50%, 12/15/28 (c)	991,054
485,000	4.75%, 06/15/25 (c)	528,102
100,000	5.00%, 06/15/24 (c)	109,080
190,000	5.00%, 06/15/25 (c)	210,526
380,000	New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	424,259
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	121,084
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	245,526
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	233,722
	Rutgers, State University of New Jersey, Series M (RB)
290,000	3.13%, 05/01/21 (c)	292,854
125,000	3.13%, 05/01/21 (c)	126,114
	Tobacco Settlement Financing Corp., Series A (RB)
205,000	5.00%, 06/01/28 (c)	233,630
405,000	5.00%, 06/01/28 (c)	479,945

See Notes to Financial Statements

61

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value
New Jersey: (continued)
$500,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	$551,235
		6,097,230
New Mexico: 0.1%
250,000	New Mexico Mortgage Finance Authority, Series C (RB) 3.60%, 07/01/28 (c)	262,643
New York: 16.0%
1,000,000	Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,153,950
110,000	Brooklyn Arena Local Development Corp., Series A (RB) (AGM) 3.00%, 01/15/27 (c)	109,883
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	249,406
500,000	5.00%, 01/01/26 (c)	558,075
1,000,000	City of New York, Series A-1 (GO) (SBG) 3.00%, 08/01/29 (c)	1,009,040
200,000	City of New York, Series B-1 (GO) 5.00%, 10/01/27 (c)	242,606
100,000	City of New York, Series D-1 (GO) 5.00%, 12/01/28 (c)	123,628
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	145,120
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	295,558
115,000	Dutchess County Local Development Corp., Marist College Project, Series A (RB) 5.00%, 07/01/25 (c)	132,165
	Hudson Yards Infrastructure Corp., Series A (RB)
500,000	4.00%, 02/15/27 (c)	552,500
1,160,000	5.00%, 02/15/27 (c)	1,386,652
290,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	302,937
300,000	Long Island Power Authority (RB) 5.00%, 09/01/27 (c)	356,955
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	341,541
715,000	5.00%, 11/15/28 (c)	863,827
285,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	334,530
	Metropolitan Transportation Authority, Series B (RB)
465,000	4.00%, 11/15/26 (c)	515,894
155,000	5.25%, 05/15/25 (c)	179,377
1,000,000	Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,123,110
Principal Amount		Value
New York: (continued)
	Metropolitan Transportation Authority, Series C-1 (RB)
$225,000	5.00%, 11/15/26 (c)	$264,832
370,000	5.25%, 11/15/26 (c)	440,400
250,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/40 ^	134,088
250,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	276,223
250,000	Metropolitan Transportation Authority, Series D-1 (RB) 5.25%, 11/15/24 (c)	288,827
	MTA Hudson Rail Yards Trust, Series A (RB)
270,000	5.00%, 11/21/19 (c)	270,448
145,000	5.00%, 11/15/23 (c)	161,033
275,000	New York City Housing Development Corp., Multi-Family Housing, Series D (RB) 3.65%, 02/01/25 (c)	286,649
	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB)
425,000	3.45%, 11/01/25 (c)	445,255
250,000	3.75%, 11/01/25 (c)	261,013
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	435,757
190,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	211,654
175,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	195,552
205,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	240,008
235,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	257,043
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
315,000	4.00%, 05/01/26 (c)	347,577
250,000	5.00%, 08/01/25 (c)	293,405
260,000	5.00%, 08/01/28 (c)	317,299
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB) 5.00%, 05/01/29 (c)	1,251,070
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	602,105

See Notes to Financial Statements

62

Principal
Amount		Value
New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
$400,000	4.00%, 08/01/27 (c)	$443,976
500,000	5.00%, 08/01/24 (c)	573,795
250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 4.00%, 05/01/29 (c)	285,852
285,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	339,817
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB)
175,000	3.00%, 02/01/26 (c)	179,366
245,000	3.00%, 02/01/26 (c)	251,948
200,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	251,956
500,000	New York City Water and Sewer System, Series CC-1 (RB) 5.00%, 12/15/26 (c)	604,665
300,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/29 (c)	374,460
270,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	318,079
230,000	New York Convention Center Development Corp., Series A (RB) 0.00%, 11/15/47 ^	101,699
285,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	350,348
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB)
205,000	4.00%, 07/01/27 (c)	233,532
300,000	4.00%, 07/01/29 (c)	347,361
	New York State Dormitory Authority, New York University, Series A (RB)
160,000	2.13%, 07/01/21 (c)	160,102
375,000	4.00%, 07/01/26 (c)	418,057
200,000	4.00%, 07/01/26 (c)	221,988
600,000	5.00%, 07/01/28 (c)	749,574
235,000	5.00%, 07/01/28 (c)	292,685
390,000	5.00%, 07/01/28 (c)	484,255
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 08/15/26 (c)	295,202
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
250,000	4.00%, 03/15/27 (c)	276,920
800,000	4.00%, 03/15/27 (c)	884,256
155,000	5.00%, 03/15/24 (c)	176,334
Principal
Amount		Value
New York: (continued)
$150,000	5.00%, 03/15/27 (c)	$178,077
420,000	New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	489,901
225,000	New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	238,997
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	205,269
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 09/15/25 (c)	135,331
500,000	5.00%, 09/15/28 (c)	611,815
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	528,813
485,000	Port Authority of New York and New Jersey, Series 212 (RB) 4.00%, 09/01/29 (c)	562,052
700,000	Port Authority of New York and New Jersey, Series 213 (RB) 5.00%, 09/01/29 (c)	884,079
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	198,058
300,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	354,711
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	153,997
	Utility Debt Securitization Authority (RB)
160,000	5.00%, 12/15/25 (c)	191,571
550,000	5.00%, 12/15/27 (c)	676,945
370,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	384,367
		31,367,202
North Carolina: 0.8%
100,000	North Carolina Agricultural and Technical State University, Series A (RB) 5.00%, 10/01/25 (c)	115,791
265,000	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B (RB) 5.00%, 10/01/25 (c)	308,259
	North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
145,000	3.85%, 07/01/27 (c)	156,797
340,000	4.00%, 07/01/27 (c)	364,674
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	385,234

See Notes to Financial Statements

63

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value
North Carolina: (continued)
$220,000	North Carolina Medical Care Commission, Novant Health Obligated Group, Series A (RB) 3.13%, 11/01/29 (c)	$223,260
		1,554,015
Ohio: 2.7%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	204,147
220,000	5.00%, 02/15/26 (c)	253,669
240,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	259,764
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	119,398
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	107,218
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	447,484
150,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 11/01/24 (c)	168,821
260,000	County of Franklin (RB) 5.00%, 06/01/27 (c)	306,017
1,000,000	County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,203,300
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	160,748
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	278,213
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	219,347
	Northeast Ohio Regional Sewer District (RB)
350,000	3.00%, 11/15/29 (c)	362,848
565,000	5.00%, 11/15/24 (c)	647,479
205,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	213,733
250,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/26 (c)	295,335
		5,247,521
Oklahoma: 0.4%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	274,148
350,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	382,543
100,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	108,735
		765,426
Principal
Amount		Value
Oregon: 1.2%
$190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	$210,974
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	308,369
175,000	North Clackamas School District No. 12, Series A (GO) (SBG) 0.00%, 06/15/27 (c) ^	85,174
170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	184,889
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	258,557
510,000	Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	170,422
	State of Oregon, Higher Education, Series G (GO)
500,000	3.00%, 08/01/29 (c)	522,780
500,000	3.00%, 08/01/29 (c)	524,455
		2,265,620
Pennsylvania: 5.5%
685,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	827,994
200,000	Berks County Industrial Development Authority (RB) 5.00%, 11/01/27 (c)	227,132
180,000	Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) 4.00%, 10/01/27 (c)	196,538
505,000	City of Philadelphia, Series B (GO) 5.00%, 08/01/29 (c)	626,069
1,170,000	Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,288,860
500,000	County of Allegheny, Series C-77 (GO) 5.00%, 11/01/28 (c)	610,305
	Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
140,000	3.75%, 04/01/27 (c)	149,463
170,000	5.00%, 04/01/27 (c)	202,414
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	252,213
610,000	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Series A (RB) 4.00%, 06/01/29 (c)	680,723
145,000	Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	159,153
110,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	131,968

See Notes to Financial Statements

64

Principal
Amount		Value
Pennsylvania: (continued)
$150,000	Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group (RB) 5.00%, 11/15/26 (c)	$174,726
115,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 4.00%, 08/15/25 (c)	123,246
	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB)
195,000	3.20%, 10/01/25 (c)	198,851
250,000	3.90%, 10/01/26 (c)	267,943
455,000	4.00%, 10/01/26 (c)	485,917
260,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	271,908
250,000	Pennsylvania Turnpike Commission (RB) 4.00%, 12/01/27 (c)	276,463
155,000	Pennsylvania Turnpike Commission, Motor License, Second Series (RB) 5.00%, 12/01/27 (c)	184,579
650,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	783,016
	Pennsylvania Turnpike Commission, Series A (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	138,035
500,000	5.00%, 12/01/29 (c)	604,235
150,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	178,674
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	265,602
100,000	5.00%, 12/01/25 (c)	116,912
125,000	5.00%, 12/01/25 (c)	143,506
205,000	5.00%, 12/01/25 (c)	238,032
100,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	113,796
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	357,399
100,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	117,054
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	253,977
145,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	155,405
		10,802,108
Principal
Amount		Value
Rhode Island: 0.2%
$310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	$347,361
South Carolina: 1.0%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	102,144
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	217,392
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	102,334
	South Carolina Public Service Authority, Series A (RB)
125,000	4.00%, 06/01/25 (c)	133,233
205,000	5.00%, 06/01/25 (c)	232,156
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	127,241
200,000	5.00%, 12/01/24 (c)	225,440
185,000	South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	213,581
665,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 3.00%, 10/01/25 (c)	681,977
		2,035,498
Tennessee: 1.3%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
250,000	5.00%, 10/01/24 (c)	277,620
375,000	5.00%, 10/01/24 (c)	414,067
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	143,156
	Sullivan County (GO)
250,000	3.75%, 05/01/26 (c)	262,045
230,000	4.00%, 05/01/26 (c)	250,008
500,000	Tennessee Housing Development Agency, Series 3 (RB) 2.95%, 01/01/29 (c)	495,335
585,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB) 5.00%, 11/01/25 (c)	687,433
		2,529,664
Texas: 10.2%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	194,739
350,000	Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	370,877
150,000	Board of Regents of the Houston University System, Series C (RB) 4.00%, 02/15/26 (c)	165,492
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	727,018

See Notes to Financial Statements

65

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Texas: (continued)
$250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	$287,210
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	284,673
175,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	199,631
145,000	City of Arlington, Senior Lien Special Tax, Series A (AGM) (ST) 4.00%, 02/15/28 (c)	160,282
280,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	331,080
260,000	City of Corpus Christi, Utility System, Series C (RB) 5.00%, 07/15/25 (c)	297,970
190,000	City of Dallas (GO) (AGM) 3.25%, 02/15/27 (c)	198,803
280,000	City of Denton (GO) 4.00%, 02/15/27 (c)	305,866
285,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	311,616
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	491,401
220,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	270,323
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	310,288
250,000	College of the Mainland (GO) 3.75%, 08/15/28 (c)	269,590
150,000	Collin County Community College District (GO) 3.50%, 08/15/22 (c)	153,575
250,000	Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	279,300
	County of Bexar, Combined Venue Tax (RB) (AGM)
55,000	3.75%, 08/15/24 (c)	57,626
220,000	4.00%, 06/15/26 (c)	243,487
195,000	County of Harris, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 3.13%, 07/01/26 (c)	201,605
350,000	County of Harris, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	358,512
185,000	County of Harris, Cultural Education Facilities Finance Corp., Thermal Utility Project (RB) 4.00%, 11/15/27 (c)	207,687
400,000	County of Travis, Series A (GO) 5.00%, 03/01/29 (c)	502,112

Principal Amount		Value
Texas: (continued)
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
$220,000	5.00%, 12/01/25 (c)	$256,357
175,000	5.00%, 12/01/25 (c)	205,466
	Frisco Independent School District (GO)
200,000	4.00%, 02/15/25 (c)	216,880
1,020,000	4.00%, 02/15/27 (c)	1,130,476
250,000	Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	260,038
640,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	765,664
	Harris County, Toll Road Senior Lien, Series A (RB)
150,000	4.00%, 02/15/28 (c)	170,516
340,000	5.00%, 08/15/26 (c)	399,684
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	234,232
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	218,472
305,000	Klein Independent School District, Series A (GO) 4.00%, 08/01/25 (c)	330,126
	Leander Independent School District, Series A (GO)
125,000	0.00%, 08/16/26 (c) ^	49,738
1,460,000	0.00%, 08/16/26 (c) ^	633,231
300,000	2.75%, 12/02/19 (c)	300,102
100,000	Leander Independent School District, Series D (GO) 0.00%, 08/15/24 (c) ^	46,410
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
300,000	5.00%, 07/01/26 (c)	328,560
520,000	5.00%, 07/01/26 (c)	572,759
250,000	North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	283,638
290,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	317,031
345,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/23 (c)	379,452
250,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	286,282
145,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	151,505
325,000	State of Texas, Series D (GO) 4.00%, 05/15/25 (c)	354,442
450,000	State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/24 (c)	519,682

See Notes to Financial Statements

66

Principal Amount		Value
Texas: (continued)
$115,000	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB) 4.00%, 05/15/26 (c)	$123,896
250,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	300,300
220,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	237,908
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24 (c)	167,627
290,000	5.00%, 08/15/24 (c)	326,436
	Texas Water Development Board (RB)
400,000	4.00%, 10/15/26 (c)	449,136
485,000	5.00%, 10/15/26 (c)	573,876
	Texas Water Development Board, Series A (RB)
325,000	4.00%, 04/15/28 (c)	362,459
265,000	5.00%, 10/15/25 (c)	310,964
840,000	5.00%, 04/15/28 (c)	1,023,128
225,000	Texas Water Development Board, Series B (RB) 5.00%, 10/15/28 (c)	274,592
250,000	West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	243,033
		19,984,861
Utah: 0.7%
360,000	Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	436,057
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	212,617
350,000	4.00%, 05/15/24 (c)	371,738
220,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	257,213
		1,277,625
Vermont: 0.1%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	254,630
Virginia: 0.7%
260,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) (AGM) 5.00%, 07/01/26 (c)	307,778
250,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	276,008
Principal Amount		Value
Virginia: (continued)
$250,000	Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	$277,105
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	107,850
150,000	3.25%, 05/15/28 (c)	157,697
195,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	205,602
		1,332,040
Washington: 2.4%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
210,000	5.00%, 11/01/25 (c)	245,318
245,000	5.00%, 11/01/25 (c)	290,835
450,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	497,412
230,000	City of Seattle, Municipal Light and Power Improvement, Series C (RB) 4.00%, 09/01/27 (c)	257,439
590,000	County of King, Housing Authority, Ballinger Commons Apartments (RB) 3.50%, 05/01/28 (c)	632,899
360,000	Port of Seattle (GO) 5.00%, 01/01/27 (c)	433,508
	State of Washington, Various Purpose, Series A (GO)
340,000	5.00%, 08/01/26 (c)	404,661
200,000	5.00%, 08/01/27 (c)	243,906
195,000	Tacoma School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	228,195
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	526,870
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	119,857
435,000	Washington Health Care Facilities Authority, MultiCare Health System, Series A (RB) 5.00%, 08/15/25 (c)	500,681
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	214,713
125,000	Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	134,968
		4,731,262
West Virginia: 0.7%
	State of West Virginia, Series B (GO)
310,000	4.00%, 06/01/28 (c)	344,091
100,000	5.00%, 06/01/28 (c)	122,651

See Notes to Financial Statements

67

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
West Virginia: (continued)
$505,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Series A (RB) 4.00%, 01/01/29 (c)	$543,834
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
160,000	3.25%, 06/01/26 (c)	163,544
200,000	4.00%, 06/01/28 (c)	215,986
		1,390,106
Wisconsin: 0.9%
250,000	Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	296,532
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
275,000	4.00%, 05/15/26 (c)	296,997
410,000	4.50%, 05/15/26 (c)	464,874
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	224,916
Principal Amount		Value
Wisconsin: (continued)
$225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	$229,538
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	120,581
105,000	4.00%, 02/15/27 (c)	111,096
		1,744,534
Wyoming: 0.1%
90,000	Wyoming Community Development Authority Housing, Series 3 (RB) 3.70%, 06/01/24 (c)	93,464
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	185,744
		279,208
Total Municipal Bonds: 98.1% (Cost: $184,332,039)		192,388,903
Other assets less liabilities: 1.9%		3,694,437
NET ASSETS: 100.0%		$196,083,340

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

See Notes to Financial Statements

68

Summary of Investments By Sector	% of Investments	Value
Education	8.2%	$15,762,589
Health Care	18.9	36,391,082
Housing	4.3	8,291,606
Industrial Revenue	1.4	2,719,966
Leasing	4.3	8,362,845
Local	15.4	29,564,587
Power	5.3	10,169,841
Special Tax	11.7	22,421,952
State	6.0	11,498,153
Tobacco	1.1	2,023,479
Transportation	13.1	25,286,393
Water & Sewer	10.3	19,896,410
	100.0%	$192,388,903

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$192,388,903	$—	$192,388,903

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

69

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.7%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$276,835
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	142,979
	Alabama Public School and College Authority, Series B (RB)
285,000	5.00%, 01/01/21	297,754
25,000	5.00%, 01/01/23	27,931
	Black Belt Energy Gas District, Series A (RB) (SAW)
400,000	4.00%, 09/01/23 (c) (p)	430,168
860,000	5.00%, 12/01/23	967,629
375,000	Jefferson County (RB) 5.00%, 09/15/22	413,216
250,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 03/01/24 (c) (p)	273,152
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	511,641
		3,341,305
Alaska: 0.5%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	791,160
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	140,789
		931,949
Arizona: 2.0%
15,000	Arizona Health Facilities, Banner Health, Series A (RB) 5.00%, 01/01/23	16,724
95,000	Arizona School Facilities Board, Series A (CP) 5.00%, 09/01/20	98,017
225,000	Board of Regents of Arizona, University Projects, Series A (CP) 5.00%, 06/01/22	246,544
250,000	City of Chandler (GO) 4.00%, 07/01/21	261,838
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	142,031
870,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB) 5.00%, 07/01/23	990,217
200,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	234,060
250,000	City of Phoenix Civic Improvement Corp., Series D (RB) 5.00%, 07/01/23	283,485
Principal Amount		Value
Arizona: (continued)
$250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	$265,848
50,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/22	55,006
250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/21	260,833
	Pima County (GO)
15,000	4.00%, 07/01/22	16,110
310,000	4.00%, 07/01/23	341,170
	State of Arizona (CP)
105,000	5.00%, 10/01/21	112,587
500,000	5.00%, 09/01/22	552,640
		3,877,110
California: 13.8%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	107,032
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	283,252
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	488,419
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	503,735
500,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/18/22 (p)	555,445
100,000	California Infrastructure and Economic Development Bank, Clean Water State (RB) 5.00%, 10/01/24	119,142
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	352,433
360,000	California State Department of Water Resources, Central Valley Project (RB) 5.00%, 12/01/21	389,819
720,000	California State Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	762,977
1,215,000	California State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,390,239
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	500,089
320,000	California State University, Series A (RB) 5.00%, 11/01/21	345,600
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	72,907

See Notes to Financial Statements

70

Principal Amount		Value
California: (continued)
	California State, Various Purpose (GO)
$600,000	5.00%, 09/01/23	$687,750
250,000	5.00%, 10/01/23	287,330
100,000	City and County of San Francisco, Series B (CP) 5.00%, 04/01/25	120,607
250,000	City and County of San Francisco, Series R-1 (GO) 5.00%, 06/15/21	266,175
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	295,738
150,000	City of Los Angeles, Department of Airports, Series C (RB) 4.00%, 05/15/20	152,408
500,000	Contra Costa Transportation Authority Sales Tax, Series A (RB) 5.00%, 03/01/21	526,800
285,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	313,338
275,000	Elk Grove Unified School District (GO) 5.00%, 08/01/21	294,387
500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	548,275
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
700,000	5.00%, 06/01/21	738,885
1,000,000	5.00%, 06/01/23	1,115,080
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	536,740
	Los Angeles Department of Water and Power, Series A (RB)
35,000	5.00%, 07/01/21	37,350
250,000	5.00%, 07/01/23	286,287
115,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/20	118,087
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	221,190
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,484
60,000	5.00%, 07/01/21	63,885
750,000	5.00%, 07/01/24	879,952
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	147,913
140,000	Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/21	149,065
35,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/21	37,338
Principal Amount		Value
California: (continued)
$125,000	Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/23	$144,261
1,000,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,088,970
	Oakland Unified School District (GO) (AGM)
515,000	5.00%, 08/01/21	549,268
430,000	5.00%, 08/01/23	489,194
350,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	398,181
100,000	Orange County Sanitation District (RB) 5.00%, 02/01/24	116,818
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	957,407
15,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	16,763
240,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/21	254,772
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	445,851
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	106,364
250,000	Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	304,197
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	341,916
15,000	Sacramento County, Sanitation District Financial Authority, Series A (RB) 5.00%, 12/01/21	16,239
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	148,149
25,000	San Diego Public Facilities Financing Authority (RB) 5.00%, 05/15/22	27,499
100,000	San Francisco Community College District (GO) 5.00%, 06/15/24	117,912
10,000	San Francisco State Building Authority, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	10,826
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	292,686

See Notes to Financial Statements

71

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
California: (continued)
	State of California, Various Purpose (GO)
$300,000	4.00%, 11/01/24	$341,571
300,000	5.00%, 09/01/21	321,360
500,000	5.00%, 09/01/21	535,600
145,000	5.00%, 08/01/22	160,412
265,000	5.00%, 09/01/22	293,994
450,000	5.00%, 10/01/22	500,638
1,000,000	5.00%, 09/01/23	1,146,250
500,000	5.00%, 09/01/23	573,125
525,000	5.00%, 11/01/23	605,005
100,000	5.00%, 03/01/24	116,345
100,000	5.00%, 10/01/24	118,404
250,000	5.00%, 11/01/24	296,740
100,000	5.00%, 03/01/25	119,738
1,500,000	5.00%, 08/01/25	1,817,385
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	341,061
500,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	502,045
		27,323,099
Colorado: 0.6%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	139,033
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	275,785
500,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/23	573,450
125,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/20	130,195
		1,118,463
Connecticut: 3.9%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	246,792
1,000,000	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,187,660
390,000	State of Connecticut Health and Educational Facilities Authority, Yale University, Series C-2 (RB) 5.00%, 02/01/23 (p)	436,227
	State of Connecticut, Series A (GO)
280,000	5.00%, 03/15/23	313,020
265,000	5.00%, 04/15/23	296,996
	State of Connecticut, Series B (GO)
375,000	4.00%, 05/15/23	407,374
290,000	5.00%, 05/15/21	306,753
125,000	State of Connecticut, Series C (GO)
	5.00%, 06/15/24	144,696
	State of Connecticut, Series D (GO)
115,000	5.00%, 06/15/20	117,692
300,000	5.00%, 08/15/23	339,567
Principal Amount		Value
Connecticut: (continued)
	State of Connecticut, Series E (GO)
$175,000	5.00%, 09/01/22	$192,602
350,000	5.00%, 10/15/22	386,666
290,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	295,246
	State of Connecticut, Special Tax Obligation, Series A (RB)
305,000	5.00%, 01/01/22	328,933
325,000	5.00%, 09/01/22	358,069
300,000	5.00%, 01/01/23	333,984
375,000	5.00%, 04/15/23	420,277
300,000	5.00%, 08/01/23	340,002
100,000	5.00%, 09/01/23	113,618
175,000	5.00%, 09/01/23	198,832
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 08/01/23	283,335
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	183,610
370,000	5.00%, 02/15/24	425,703
		7,657,654
Delaware: 0.4%
650,000	State of Delaware, Series B (GO) 5.00%, 07/01/23	740,818
District of Columbia: 1.1%
	District of Columbia, Series A (GO)
1,020,000	5.00%, 06/01/21	1,081,271
440,000	5.00%, 06/01/22	483,072
120,000	District of Columbia, Series B (GO) 5.00%, 06/01/25	144,497
225,000	Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/24	262,982
100,000	Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/25	120,148
		2,091,970
Florida: 5.2%
	Citizens Property Insurance Corp., Series A-1 (RB)
300,000	5.00%, 12/01/21 (c)	323,172
2,000,000	5.00%, 12/01/24 (c)	2,361,300
265,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/24	311,277
110,000	County of Miami-Dade, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	112,768
	County of Miami-Dade, Expressway Authority Toll System, Series B (RB)
50,000	5.00%, 07/01/20	51,198
250,000	5.00%, 07/01/21	264,995
665,000	5.00%, 07/01/22	725,901
	County of Miami-Dade, Water and Sewer System (RB)
185,000	5.00%, 10/01/20	191,468
495,000	5.00%, 10/01/23	566,869
200,000	Hillsborough County (RB) 5.00%, 11/01/21	215,052

See Notes to Financial Statements

72

Principal Amount		Value
Florida: (continued)
$710,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	$817,253
85,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	86,570
100,000	Palm Beach County School Board, Series B (CP) 5.00%, 08/01/22	110,257
270,000	School District of Broward County, Series A (CP) 5.00%, 07/01/22	296,509
340,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	397,059
450,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/23	510,790
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,345,925
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	147,520
125,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/22	137,270
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
275,000	5.00%, 06/01/21	291,698
150,000	5.00%, 06/01/23	170,216
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	255,323
100,000	5.00%, 06/01/24	117,037
	State of Florida, Department of Management Services, Series A (CP)
275,000	5.00%, 08/01/22	303,443
180,000	5.00%, 09/01/23	205,816
		10,316,686
Georgia: 2.9%
500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	513,125
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	307,374
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	540,705
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	544,230
Principal Amount		Value
Georgia: (continued)
$1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	$1,009,470
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	206,022
730,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	782,319
	State of Georgia, Series A (GO)
50,000	5.00%, 02/01/21	52,398
160,000	5.00%, 02/01/23	179,726
15,000	5.00%, 02/01/23	16,849
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,188,770
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	489,394
		5,830,382
Hawaii: 1.0%
120,000	City and County of Honolulu, Series B (GO) 5.00%, 10/01/23	137,572
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	134,413
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	137,572
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	526,665
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	802,501
110,000	State of Hawaii, Series FN (GO) 5.00%, 10/01/24	129,898
100,000	State of Hawaii, Series FT (GO) 5.00%, 01/01/23	111,922
		1,980,543
Idaho: 0.5%
950,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	1,022,124
Illinois: 5.3%
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	107,891
445,000	5.00%, 01/01/24	510,397
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	269,727
100,000	5.00%, 01/01/22	107,891
650,000	5.00%, 01/01/23	723,417
115,000	5.00%, 01/01/24	131,900
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	411,244
350,000	5.00%, 06/01/23	389,354
	City of Chicago, Water Revenue, Second Lien (RB)
500,000	3.15%, 11/01/24	534,640
345,000	5.00%, 11/01/23	390,209

See Notes to Financial Statements

73

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Illinois: (continued)
	City of Springfield, Electric Revenue, Senior Lien (RB)
$165,000	5.00%, 03/01/23	$183,501
235,000	5.00%, 03/01/24	268,384
130,000	5.00%, 03/01/25	152,212
	Illinois Finance Authority of Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	336,666
340,000	5.00%, 07/01/22	373,946
250,000	5.00%, 01/01/23	279,227
155,000	5.00%, 01/01/24	178,255
600,000	5.00%, 01/01/25	710,028
250,000	Illinois Finance Authority, Series A (RB) 5.00%, 07/15/23	283,632
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	125,509
250,000	Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	289,012
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	404,939
	State of Illinois (GO)
460,000	5.00%, 01/01/21	475,548
575,000	5.00%, 06/01/21	601,329
350,000	5.00%, 06/01/22	374,745
350,000	5.00%, 02/01/23	379,498
	State of Illinois, Series C (RB)
250,000	4.00%, 06/15/21	257,525
395,000	5.00%, 06/15/22	423,057
470,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	508,573
300,000	State of Illinois, Toll Highway Authority, Series A (RB) 5.00%, 12/01/22	333,024
		10,515,280
Indiana: 0.2%
110,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	126,335
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	269,950
		396,285
Iowa: 0.3%
250,000	Iowa Finance Authority (RB) 5.00%, 08/01/23	285,300
25,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/22	27,434
250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	283,665
		596,399
Kansas: 0.6%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	387,569
Principal Amount		Value
Kansas: (continued)
$230,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/22	$250,585
535,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	592,427
		1,230,581
Kentucky: 1.4%
220,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	253,909
	Kentucky State Property and Building Commission No. 108, Series B (RB)
15,000	5.00%, 08/01/21	15,952
320,000	5.00%, 08/01/22	350,637
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	628,989
320,000	5.00%, 11/01/23	363,526
	Kentucky Turnpike Authority, Series A (RB)
55,000	5.00%, 07/01/20	56,318
20,000	5.00%, 07/01/21	21,200
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/22	339,239
300,000	5.00%, 07/01/23	338,001
125,000	5.00%, 07/01/24	144,445
250,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	268,065
		2,780,281
Louisiana: 1.0%
390,000	City of New Orleans (GO) 5.00%, 12/01/20	405,694
70,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	76,143
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB) 5.00%, 10/01/22	192,889
	Louisiana State Citizens Property Insurance Corp. (RB)
35,000	5.00%, 06/01/20	35,754
310,000	5.00%, 06/01/21	328,172
300,000	5.00%, 06/01/22	327,765
590,000	5.00%, 06/01/23	664,871
		2,031,288
Maryland: 3.4%
35,000	Anne Arundel County (GO) 5.00%, 04/01/23	39,505
320,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	360,870

See Notes to Financial Statements

74

Principal Amount		Value
Maryland: (continued)
$145,000	Maryland Water Quality Financing Administration (RB) 5.00%, 03/01/21	$152,357
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	472,648
300,000	Montgomery County, Series A (GO) 5.00%, 11/01/22	334,035
455,000	Montgomery County, Series B (GO) 5.00%, 11/01/23	523,186
2,730,000	State of Maryland (GO) 5.00%, 03/15/24	3,172,396
	State of Maryland, Department of Transportation (RB)
15,000	5.00%, 02/01/23	16,839
165,000	5.00%, 09/01/24	194,373
40,000	State of Maryland, Department of Transportation, Second Issue (RB) 5.00%, 06/01/21	42,422
	State of Maryland, Department of Transportation, Third Issue (RB)
100,000	5.00%, 12/15/20	104,293
200,000	5.00%, 12/15/23	230,834
790,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	867,546
30,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/23	33,770
145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	160,121
		6,705,195
Massachusetts: 1.7%
	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB)
20,000	5.00%, 06/15/21 (c)	21,237
150,000	5.00%, 06/15/23 (c)	170,235
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	10,734
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,023,318
125,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 12/01/21	132,416
	Massachusetts Development Finance Agency, Care Group, Series H-1 (RB)
480,000	5.00%, 07/01/21	509,606
500,000	5.00%, 07/01/22	548,400
325,000	Massachusetts Development Finance Agency, Care Group, Series I (RB) 5.00%, 07/01/21	345,046
10,000	Massachusetts Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/22	11,038
Principal Amount		Value
Massachusetts: (continued)
$30,000	Massachusetts Development Finance Agency, Healthcare System, Series Q (RB) 5.00%, 07/01/22	$32,954
	Massachusetts State Water Resources Authority, Series C (RB)
250,000	5.00%, 08/01/22	276,000
220,000	5.00%, 08/01/23	250,804
		3,331,788
Michigan: 1.1%
295,000	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB) 5.00%, 08/01/22	324,586
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	214,530
100,000	Michigan State Building Authority, Series I (RB) 5.00%, 04/15/23	112,867
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	498,830
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	564,890
35,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 09/01/21	37,380
175,000	State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/24	202,631
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	165,973
		2,121,687
Minnesota: 1.3%
200,000	Duluth Independent School District No. 709, Series A (CP) (SD CRED PROG) 5.00%, 02/01/25	234,124
480,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	535,920
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	401,835
290,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	307,562
150,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/21	160,062
	State of Minnesota, Various Purpose, Series D (GO)
510,000	5.00%, 08/01/22	563,331
380,000	5.00%, 08/01/22	419,737
		2,622,571

See Notes to Financial Statements

75

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Mississippi: 0.1%
$200,000	State of Mississippi, Series E (RB) 5.00%, 10/15/21	$214,582
Missouri: 0.7%
1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,133,170
260,000	Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	288,306
		1,421,476
Nebraska: 1.1%
500,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 10/01/23 (c) (p)	557,200
525,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	566,228
70,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/21	73,058
570,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 02/01/21	597,115
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
100,000	5.00%, 01/01/22	107,624
195,000	5.00%, 01/01/23	216,323
		2,117,548
Nevada: 1.3%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	255,732
100,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	114,732
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	281,300
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	275,375
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	516,294
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	329,127
300,000	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	355,653
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	538,105
		2,666,318
New Jersey: 3.2%
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
125,000	5.00%, 11/01/23	140,605
100,000	5.00%, 11/01/24	115,022
Principal Amount		Value
New Jersey: (continued)
$160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	$176,418
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/22	135,793
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
90,000	5.00%, 06/15/20	91,928
320,000	5.00%, 06/15/21	337,894
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
330,000	5.00%, 06/15/22	358,492
365,000	5.00%, 06/15/23	406,599
35,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/20	35,886
	New Jersey Transportation Trust Fund Authority, Series A (RB)
100,000	5.00%, 06/15/21	105,674
890,000	5.00%, 06/15/24	1,021,658
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	104,380
120,000	5.00%, 01/01/22	129,763
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	238,262
335,000	5.00%, 06/01/22	366,450
	State of New Jersey, Various Purposes (GO)
1,105,000	5.00%, 06/01/21	1,170,129
800,000	5.00%, 06/01/22	875,104
220,000	5.00%, 06/01/22	240,654
290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	323,602
		6,374,313
New Mexico: 1.3%
415,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	441,307
100,000	Albuquerque Bernalillo County Water Utility Authority, Subordinate Lien, Series B (RB) 5.00%, 07/01/24	116,881
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	250,783
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	356,554
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	359,763

See Notes to Financial Statements

76

Principal Amount		Value
New Mexico: (continued)
	State of New Mexico, Series B (RB)
$505,000	4.00%, 07/01/23	$555,207
340,000	5.00%, 03/01/23	382,248
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	170,061
		2,632,804
New York: 12.2%
750,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/23	838,777
	City of New York, Series A (GO)
670,000	5.00%, 08/01/22	739,486
375,000	5.00%, 08/01/22	413,891
120,000	5.00%, 08/01/24	140,716
320,000	City of New York, Series C and D (GO) 5.00%, 08/01/23	364,429
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	114,643
100,000	County of Nassau, Series B (GO) 5.00%, 04/01/22	109,000
775,000	County of Nassau, Series C (GO) 5.00%, 10/01/22	858,677
50,000	Erie County Industrial Development Agency, City School District of the City of Buffalo Project, Series A (RB) (SAW) 5.00%, 05/01/21	52,916
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	104,234
210,000	5.00%, 02/15/22	228,323
100,000	5.00%, 02/15/23	112,368
500,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/22	552,785
30,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/22	33,446
	Metropolitan Transportation Authority, Series A-1 (RB)
600,000	5.00%, 11/15/23	686,148
500,000	5.00%, 11/15/24 (p)	584,015
	Metropolitan Transportation Authority, Series A-2 (RB)
250,000	5.00%, 11/15/20	259,490
15,000	5.00%, 11/15/21	16,115
	Metropolitan Transportation Authority, Series B (RB)
135,000	5.00%, 11/15/21	145,033
450,000	5.00%, 11/15/22	499,842
10,000	5.00%, 11/15/22	11,130
290,000	5.00%, 11/15/23	331,638
250,000	5.00%, 11/15/23	285,895
125,000	5.00%, 11/15/24	146,865
500,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	571,790
Principal Amount		Value
New York: (continued)
	Metropolitan Transportation Authority, Series D (RB)
$255,000	5.00%, 11/15/21	$273,952
10,000	5.00%, 11/15/22	11,108
200,000	Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/23	228,716
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	283,212
640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/01/20 (c)	645,299
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
790,000	5.00%, 07/15/23	899,059
250,000	5.00%, 07/15/24	293,167
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,113,760
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
90,000	5.00%, 11/01/20	93,443
310,000	5.00%, 11/01/21	333,690
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	65,162
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	532,605
125,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 10/01/24	148,994
240,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25	287,774
300,000	New York State Dormitory Authority, New York City Issue, Series 1 (RB) (SAW) 5.00%, 01/15/23	336,294
	New York State Dormitory Authority, New York NYU Hospitals Center (RB)
100,000	5.00%, 07/01/21	106,322
100,000	5.00%, 07/01/22	109,956
	New York State Dormitory Authority, New York State University, Series A (RB)
200,000	5.00%, 03/15/21	210,500
325,000	5.00%, 07/01/22	357,809
110,000	New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	129,388

See Notes to Financial Statements

77

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New York: (continued)
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
$250,000	5.00%, 10/01/22	$277,220
365,000	5.00%, 10/01/23	418,297
675,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/23	758,963
10,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/23	11,275
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	837,383
815,000	5.00%, 02/15/23	916,378
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	935,100
225,000	5.00%, 03/15/21	236,813
350,000	5.00%, 03/15/25	418,768
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
250,000	5.00%, 03/15/21	263,125
155,000	5.00%, 03/15/22	169,046
100,000	5.00%, 03/15/24	116,442
600,000	5.00%, 03/15/24	698,652
100,000	New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 03/15/23	112,851
	New York State Dormitory Authority, State Sales Tax, Series C (RB)
155,000	5.00%, 03/15/24	180,485
775,000	5.00%, 03/15/25	928,163
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	252,010
200,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/24	230,356
165,000	New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	190,044
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	890,970
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,329
75,000	Triborough Bridge and Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	86,534
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	544,700
		24,157,766
Principal Amount		Value
North Carolina: 1.4%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
$115,000	4.00%, 01/15/23	$124,783
105,000	5.00%, 01/15/22	113,573
340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	374,605
290,000	County of Durham (GO) 4.00%, 10/01/24	329,266
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	160,482
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	377,937
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	561,430
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	585,675
140,000	State of North Carolina, Series C (RB) 5.00%, 05/01/23	158,291
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,413
		2,796,455
Ohio: 2.3%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	151,808
15,000	5.00%, 02/15/23	16,773
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	289,710
100,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/21	107,874
155,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	178,417
200,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	233,686
150,000	Ohio Water Development Authority, Water Pollution Control, Series B (RB) 5.00%, 12/01/21	161,871
520,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	597,438
260,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/22	284,791
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	219,070
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	751,788
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	396,242

See Notes to Financial Statements

78

Principal Amount		Value
Ohio: (continued)
$930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	$995,342
20,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/22	22,287
100,000	State of Ohio, Infrastructure Project, Series 1-A (RB) 5.00%, 12/15/23	114,939
		4,522,036
Oklahoma: 0.5%
500,000	Oklahoma Development Finance Authority, Integris Obligated Group, Series A (RB) 5.00%, 08/15/22	549,815
10,000	Oklahoma Water Resources Board, Clean Water Program (RB) 5.00%, 04/01/23	11,262
350,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	379,284
		940,361
Oregon: 0.6%
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	263,550
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	208,586
10,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/23	11,291
285,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	321,782
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	399,332
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	28,150
		1,232,691
Pennsylvania: 3.9%
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	428,740
500,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/21	533,090
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	344,035
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	110,067
250,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	279,957
380,000	Commonwealth of Pennsylvania (GO) 5.00%, 01/15/22	411,373
Principal Amount		Value
Pennsylvania: (continued)
$150,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 03/15/21	$157,707
	Commonwealth of Pennsylvania, Second Series (GO)
580,000	5.00%, 01/15/21	606,181
250,000	5.00%, 08/15/22	275,920
590,000	5.00%, 09/15/22	652,935
370,000	5.00%, 01/15/23	413,401
300,000	Delaware River Port Authority, Series B (RB) 5.00%, 01/01/25	356,499
270,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	297,759
500,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	567,490
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	171,783
310,000	Pennsylvania Economic Development Financing Authority, UPMC (RB) 5.00%, 03/15/24	357,805
175,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 5.00%, 06/15/23	197,503
350,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	373,418
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	337,192
350,000	5.00%, 09/01/22	387,569
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	110,029
120,000	5.00%, 09/01/24	139,343
115,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	129,894
		7,639,690
Rhode Island: 0.9%
	Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
25,000	5.00%, 06/15/21	26,501
235,000	5.00%, 06/15/22	257,508
1,000,000	Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 4.00%, 05/15/23	1,091,750
70,000	State of Rhode Island and Providence Plantations, Series D (GO) 5.00%, 08/01/20	71,994

See Notes to Financial Statements

79

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Rhode Island: (continued)
$290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/22	$314,238
		1,761,991
South Carolina: 2.1%
510,000	County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	604,258
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	582,740
1,500,000	Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 11/01/23 (c) (p)	1,633,365
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	619,764
350,000	State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	407,918
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	371,006
		4,219,051
Tennessee: 0.7%
10,000	City of Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	10,317
200,000	Metropolitan Government of Nashville and Davidson County (GO) 5.00%, 07/01/24	234,258
200,000	Metropolitan Government of Nashville and Davidson County, Series A (GO) 5.00%, 07/01/23	227,326
100,000	State of Tennessee, School Bond Authority, Series B (RB) 5.00%, 11/01/20	103,826
500,000	Tennergy Corp., Series A (RB) 5.00%, 07/01/24 (c) (p)	576,130
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 02/01/23 (c) (p)	266,607
		1,418,464
Texas: 9.7%
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	336,588
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	52,446
	Austin Independent School District, Series B (GO)
250,000	5.00%, 08/01/22	276,000
680,000	5.00%, 08/01/24	798,415
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	839,383
240,000	Board of Regents of the Texas State University System, Series A (RB) 5.00%, 03/15/22	261,214
Principal Amount		Value
Texas: (continued)
$10,000	Board of Regents of the Texas State University System, Series D (RB) 5.00%, 08/15/22	$11,054
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/22	273,170
15,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/22	16,695
290,000	City of Austin, Water and Wastewater System (RB) 5.00%, 11/15/22	322,761
310,000	City of Austin, Water and Wastewater System, Series A (RB) 5.00%, 05/15/22	339,434
	City of Dallas (GO)
225,000	5.00%, 02/15/21	236,036
500,000	5.00%, 02/15/22	542,090
250,000	5.00%, 02/15/24	287,975
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	121,440
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	393,123
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	70,595
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	291,710
	City of Houston, Series A (GO)
250,000	5.00%, 03/01/23	280,107
125,000	5.00%, 03/01/23	140,054
50,000	City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/22	54,221
	City of San Antonio, General Improvement (GO)
65,000	5.00%, 02/01/21	68,059
500,000	5.00%, 08/01/25	601,790
115,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/24	132,253
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	168,243
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	144,551
700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	785,134
115,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	128,250
375,000	Dallas County, Texas Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	427,432
150,000	Dallas/Fort Worth International Airport, Series E (RB) 5.00%, 11/01/20	155,633

See Notes to Financial Statements

80

Principal Amount		Value
Texas: (continued)
	Fort Worth Independent School District (GO)
$125,000	5.00%, 02/15/21	$131,049
100,000	5.00%, 02/15/22	108,630
150,000	5.00%, 02/15/24	173,394
500,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	585,755
200,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	207,404
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	354,646
	Houston Independent School District, Limited Tax School House (GO)
450,000	5.00%, 02/15/21	472,009
440,000	5.00%, 02/15/22	478,183
155,000	5.00%, 02/15/24	179,385
	Houston Independent School District, Limited Tax School House, Series A (GO)
650,000	5.00%, 02/15/23	729,722
165,000	5.00%, 02/15/24	190,958
250,000	Judson Independent School District (GO) 5.00%, 02/01/25	297,925
290,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	342,362
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	181,800
70,000	North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/20	72,217
150,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	177,755
320,000	Northeast Independent School District (GO) 5.00%, 08/01/21	341,062
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	437,432
100,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.75%, 07/01/24	120,718
	Plano Independent School District (GO)
125,000	5.00%, 02/15/21	131,114
425,000	5.00%, 02/15/22	461,677
	San Antonio Independent School District (GO)
150,000	5.00%, 02/15/21	157,337
200,000	5.00%, 02/15/25	238,376
90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	91,813
Principal Amount		Value
Texas: (continued)
$490,000	Spring Branch Independent School District, Series A (GO) 5.00%, 02/01/21	$513,246
250,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/24	288,200
300,000	Tarrant Regional Water Control and Improvement District (RB) 5.00%, 03/01/22	326,310
710,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/23	813,085
	Texas Water Development Board (RB)
350,000	5.00%, 08/01/23	398,870
225,000	5.00%, 08/01/25	271,636
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	383,748
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	361,732
360,000	University of Texas, Series D (RB) 5.00%, 08/15/21	384,350
275,000	University of Texas, Series H (RB) 5.00%, 08/15/23	313,890
		19,273,646
Utah: 0.6%
500,000	State of Utah (GO) 5.00%, 07/01/23	569,475
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	113,963
385,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/22	422,399
		1,105,837
Virginia: 2.8%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	273,254
125,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	148,844
125,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	145,563
1,000,000	Louisa Industrial Development Authority, Virginia Electric and Power Company Project, Series A (RB) (SAW) 1.90%, 06/01/23 (p)	1,011,900
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
365,000	5.00%, 02/01/22	396,233
60,000	5.00%, 02/01/23	67,356

See Notes to Financial Statements

81

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Virginia: (continued)
$250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	$271,392
135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/24	156,300
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	280,565
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/22	138,455
215,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) (SAW) 5.00%, 09/01/22	238,143
	Virginia Commonwealth Transportation Board (RB)
150,000	5.00%, 09/15/22	166,226
400,000	5.00%, 09/15/23	457,768
325,000	5.00%, 09/15/24	383,123
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	198,174
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	182,277
120,000	5.00%, 08/01/24	140,958
425,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	499,439
395,000	Virginia Resources Authority (RB) 5.00%, 10/01/22	438,486
		5,594,456
Washington: 1.3%
25,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22	27,836
100,000	County of King (GO) 5.00%, 07/01/24	117,228
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	511,942
100,000	5.00%, 07/01/23	113,741
410,000	5.00%, 07/01/24	480,229
Principal Amount		Value
Washington: (continued)
$50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	$56,074
100,000	State of Washington, Certificates of Participation, State and Local Agency Real and Personal Property, Series A (CP) 5.00%, 07/01/21	106,236
200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	231,466
750,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	880,987
		2,525,739
West Virginia: 0.2%
410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	467,150
Wisconsin: 1.9%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	588,317
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	108,833
	City of Milwaukee, Series N4 (GO)
225,000	5.00%, 04/01/24	261,392
125,000	5.00%, 04/01/25	149,090
	State of Wisconsin, Series 1 (GO)
125,000	5.00%, 11/01/21	134,588
210,000	5.00%, 11/01/21	226,107
500,000	5.00%, 11/01/22	556,100
	State of Wisconsin, Series A (GO)
110,000	5.00%, 05/01/23 (c)	124,171
750,000	5.00%, 05/01/23 (c)	846,622
500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	531,780
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	140,674
165,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/23	188,272
		3,855,946
Total Municipal Bonds: 98.7% (Cost: $192,353,388)		195,501,778
Other assets less liabilities: 1.3%		2,619,596
NET ASSETS: 100.0%		$198,121,374

See Notes to Financial Statements

82

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	6.7%	$13,021,481
Health Care	5.6	11,005,836
Housing	0.5	897,309
Industrial Revenue	5.4	10,487,916
Leasing	7.5	14,741,162
Local	15.7	30,800,190
Power	3.5	6,884,586
Solid Waste/Resource Recovery	0.0	16,239
Special Tax	11.6	22,756,760
State	21.9	42,813,486
Tobacco	2.0	3,864,737
Transportation	11.9	23,245,480
Water & Sewer	7.7	14,966,596
	100.0%	$195,501,778

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$195,501,778	$—	$195,501,778

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

83

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 97.8%
Alabama: 1.7%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$800,000	6.45%, 12/02/19 (c)	$811,184
2,415,000	6.45%, 12/02/19 (c)	2,448,762
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
550,000	5.25%, 06/01/25	592,471
1,910,000	5.75%, 06/01/26 (c)	2,137,787
2,750,000	6.00%, 06/01/26 (c)	3,109,205
1,150,000	City of Hoover Industrial Development Board, United States Corp. (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	1,214,848
1,390,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 12/02/19 (c) (d) *	1,147,223
	Jefferson County, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,673,100
9,000,000	6.50%, 10/01/23 (c)	10,804,410
	Jefferson County, Alabama Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	22,499
100,000	0.00%, 10/01/23 (c) ^	44,300
	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
11,500,000	4.50%, 05/01/29 (c)	12,685,765
7,000,000	5.25%, 05/01/29 (c)	8,067,570
		53,759,124
Alaska: 0.4%
	Northern Tobacco Securitization Corp., Series A (RB)
8,080,000	5.00%, 11/18/19 (c)	8,090,989
4,680,000	5.00%, 11/18/19 (c)	4,686,365
1,720,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 11/18/19 (c) ^	194,274
		12,971,628
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	279,313
1,000,000	6.63%, 09/01/25 (c)	1,070,990
500,000	7.13%, 09/01/28 (c)	562,355
		1,912,658
Arizona: 2.4%
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,353,540
2,000,000	6.00%, 07/01/27 (c)	2,315,780
Principal Amount		Value
Arizona: (continued)
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
$250,000	5.13%, 07/01/26 (c)	$274,398
500,000	5.25%, 07/01/26 (c)	545,035
500,000	5.38%, 07/01/26 (c)	547,455
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
515,000	5.00%, 07/01/27 (c)	557,127
270,000	5.00%, 07/01/27 (c)	293,023
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	542,635
	Arizona Industrial Development Authority, Doral Academy-Fire Mesa and Red Rock Campus, Series A (RB)
300,000	5.00%, 07/15/27 (c)	326,109
400,000	5.00%, 07/15/27 (c)	439,876
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,000,000	5.25%, 07/01/23 (c)	1,078,020
2,800,000	5.50%, 07/01/23 (c)	3,012,296
130,000	Arizona Industrial Development Authority, Great Lakes Living Communities, First Tier, Series A (RB) 5.00%, 07/01/29 (c)	145,245
	Arizona Industrial Development Authority, Great Lakes Living Communities, Third Tier, Series C (RB)
2,500,000	5.00%, 07/01/29 (c)	2,679,875
2,500,000	5.50%, 07/01/29 (c)	2,757,800
1,000,000	Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,097,200
	Arizona Industrial Development Authority, Leman Academy of Excellence, Series A (RB)
500,000	4.00%, 07/01/24 (c)	507,875
500,000	5.00%, 07/01/24 (c)	517,850
	Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
250,000	4.00%, 11/15/24 (c)	260,868
1,350,000	5.00%, 11/15/24 (c)	1,440,976
1,000,000	5.00%, 11/15/24 (c)	1,081,700
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
600,000	5.00%, 11/15/26 (c)	639,474
700,000	5.25%, 11/15/26 (c)	744,331
425,000	5.25%, 11/15/26 (c)	450,589

See Notes to Financial Statements

84

Principal Amount		Value
Arizona: (continued)
	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
$500,000	4.00%, 07/01/25	$530,105
1,000,000	5.00%, 07/01/25 (c)	1,065,770
1,500,000	5.00%, 07/01/25 (c)	1,624,125
500,000	5.00%, 07/01/25 (c)	533,150
	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB)
500,000	5.00%, 07/01/28 (c)	582,325
650,000	5.00%, 07/01/28 (c)	767,006
3,000,000	Industrial Development Authority of the City of Phoenix, Guam Facilities Foundation, Inc. (RB) 5.38%, 02/01/24 (c)	3,062,820
675,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	711,288
750,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	808,875
1,000,000	Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,030,460
1,000,000	Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,139,060
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	807,030
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	410,900
	Pima County Industrial Development Authority, American Leadership Academy Project (RB)
1,250,000	4.13%, 06/15/22 (c)	1,275,275
2,000,000	4.75%, 06/15/22 (c)	2,050,780
3,540,000	5.00%, 06/15/22 (c)	3,639,297
3,000,000	5.00%, 06/15/22 (c)	3,095,430
500,000	5.00%, 06/15/25 (c)	528,505
750,000	5.00%, 06/15/25 (c)	788,887
1,250,000	5.63%, 06/15/25 (c)	1,372,912
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	235,848
250,000	5.38%, 07/01/26 (c)	228,618
250,000	5.50%, 07/01/26 (c)	229,978
295,000	6.00%, 07/01/20 (c)	297,543
1,000,000	6.00%, 07/01/20 (c)	994,550
Principal Amount		Value
Arizona: (continued)
$2,000,000	Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project (RB) 7.25%, 10/01/23 (c)	$2,203,100
	Salt Verde Financial Corp. (RB)
5,540,000	5.00%, 12/01/32	7,186,543
6,055,000	5.00%, 12/01/37	8,151,604
290,000	5.25%, 12/01/23	329,620
305,000	5.25%, 12/01/24	355,505
265,000	5.25%, 12/01/25	316,362
215,000	5.25%, 12/01/27	266,359
245,000	5.25%, 12/01/28	308,688
315,000	5.50%, 12/01/29	409,374
	Tempe Industrial Development Authority, Friendship Village (RB)
355,000	5.00%, 12/01/26 (c)	391,001
250,000	5.00%, 12/01/26 (c)	276,013
1,025,000	Tempe Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,094,925
	Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
1,000,000	6.00%, 10/01/27 (c)	1,151,970
500,000	6.13%, 10/01/27 (c)	569,225
2,100,000	6.13%, 10/01/27 (c)	2,398,368
		78,828,271
Arkansas: 0.5%
15,000,000	Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	15,967,500
	Pulaski County Public Facilities Board, Carti Project (RB)
715,000	5.25%, 07/01/23 (c)	737,630
760,000	5.50%, 07/01/23 (c)	782,352
		17,487,482
California: 12.9%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,407,576
5,000,000	5.00%, 10/01/26 (c)	5,839,650
3,000,000	5.00%, 10/01/26 (c)	3,530,400
1,650,000	5.00%, 10/01/26 (c)	1,937,265
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	533,025
750,000	4.00%, 09/01/23 (c)	801,232
200,000	4.00%, 09/01/23 (c)	214,874
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	318,606
1,250,000	5.25%, 03/01/26 (c)	1,376,937
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	585,925

See Notes to Financial Statements

85

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
California: (continued)
$2,000,000	California Community Housing Agency, Essential Housing, Series A (RB) 5.00%, 08/01/29 (c)	$2,261,600
2,900,000	California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	3,221,552
	California County Tobacco Securitization Agency (RB)
1,200,000	5.45%, 11/18/19 (c)	1,218,276
3,555,000	5.60%, 11/18/19 (c)	3,580,489
8,190,000	5.70%, 11/18/19 (c)	8,243,808
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 12/02/19 (c)	30,295
205,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 11/18/19 (c)	205,029
	California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB)
4,115,000	5.00%, 11/18/19 (c)	4,115,453
15,000	5.00%, 11/18/19 (c)	15,002
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	26,193
3,700,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 11/18/19 (c) ^	645,391
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 12/02/19 (c)	1,123,125
2,000,000	5.25%, 12/02/19 (c)	2,005,600
25,850,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series C (RB) 0.00%, 11/18/19 (c) ^	2,094,884
17,250,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.00%, 11/18/19 (c) ^	995,670
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	270,483
500,000	4.20%, 08/15/27 (c)	549,945
80,000	4.25%, 11/15/22 (c)	85,606
460,000	5.00%, 08/15/27 (c)	549,268
1,410,000	5.00%, 08/15/27 (c)	1,668,298
Principal Amount		Value
California: (continued)
	California Municipal Finance Authority, California Baptist University, Series A (RB)
$500,000	5.50%, 11/01/25 (c)	$574,880
1,000,000	6.13%, 11/01/23 (c)	1,155,420
	California Municipal Finance Authority, CHF-Davis I-West Village Student Housing Project (RB)
150,000	4.00%, 11/15/28 (c)	164,394
500,000	5.00%, 11/15/28 (c)	601,210
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	298,763
200,000	5.00%, 07/01/27 (c)	240,108
900,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	1,045,629
	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
320,000	5.00%, 03/01/25	329,152
2,900,000	5.63%, 03/01/25 (c)	3,012,404
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	2,032,056
650,000	3.25%, 06/30/28 (c)	684,125
730,000	3.50%, 06/30/28 (c)	773,493
3,500,000	4.00%, 06/30/28 (c)	3,730,685
7,555,000	5.00%, 06/30/28 (c)	8,808,903
2,040,000	5.00%, 06/30/28 (c)	2,437,739
2,550,000	5.00%, 06/30/28 (c)	2,985,744
500,000	5.00%, 06/30/28 (c)	612,035
500,000	5.00%, 06/30/28 (c)	613,650
200,000	5.00%, 06/30/28 (c)	239,832
1,035,000	5.00%, 06/30/28 (c)	1,255,300
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,862,528
	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB)
230,000	5.25%, 11/01/26 (c)	264,265
750,000	5.25%, 11/01/26 (c)	867,210
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	549,160
1,000,000	5.00%, 07/01/28 (c)	1,115,910
130,000	5.00%, 07/01/28 (c)	147,170
1,250,000	5.00%, 11/15/29 (c)	1,497,737
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,033,304

See Notes to Financial Statements

86

Principal Amount		Value
California: (continued)
$1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	$1,609,320
250,000	California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) 4.00%, 11/15/28 (c)	273,990
1,000,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	1,135,210
	California Pollution Control Financing Authority, Solid Waste Disposal (RB)
10,500,000	7.50%, 07/01/22 (c)	10,980,795
6,000,000	7.50%, 12/01/24 (c)	6,251,640
6,300,000	7.50%, 12/01/29 (c)	6,121,647
6,635,000	8.00%, 07/01/27 (c)	7,218,747
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	451,652
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
300,000	5.00%, 07/01/27 (c)	301,173
4,900,000	5.00%, 07/01/27 (c)	4,919,159
345,000	5.00%, 07/01/27	347,149
485,000	5.00%, 07/01/27 (c)	488,036
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	427,524
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	269,105
250,000	5.25%, 06/01/26 (c)	269,400
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,152,690
250,000	California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	288,015
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,960,000	5.50%, 12/02/19 (c)	1,920,643
375,000	5.75%, 12/02/19 (c)	373,155
3,270,000	5.75%, 12/02/19 (c)	3,251,165
1,445,000	5.75%, 12/02/19 (c)	1,441,893
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 12/02/19 (c)	54,681
Principal Amount		Value
California: (continued)
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
$100,000	6.00%, 06/01/25 (d) *	$57,000
125,000	6.50%, 06/01/25 (c) (d) *	71,250
1,000,000	California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	1,162,880
385,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	458,061
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
500,000	5.00%, 06/01/29 (c)	575,045
435,000	5.00%, 06/01/29 (c)	507,323
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	84,765
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 11/18/19 (c)	1,030,957
1,100,000	5.00%, 06/01/26 (c)	1,278,959
350,000	5.00%, 06/01/26 (c)	408,261
1,835,000	5.00%, 06/01/26 (c)	2,059,769
1,595,000	5.00%, 06/01/26 (c)	1,811,856
3,240,000	5.25%, 12/01/24 (c)	3,652,160
4,880,000	5.25%, 12/01/24 (c)	5,407,577
1,300,000	5.25%, 12/01/24 (c)	1,486,524
7,380,000	5.25%, 06/01/26 (c)	8,329,511
1,000,000	5.25%, 06/01/28 (c)	1,160,870
7,940,000	5.50%, 12/01/24 (c)	8,850,639
6,500,000	5.50%, 06/01/28 (c)	7,627,360
1,325,000	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 4.25%, 01/01/28 (c)	1,453,790
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
3,130,000	5.00%, 06/01/26 (c)	3,495,490
125,000	5.75%, 01/15/23 (c)	134,845
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 11/18/19 (c) ^	1,257,870
7,350,000	0.00%, 11/18/19 (c) ^	1,430,089
56,750,000	0.00%, 12/02/19 (c) ^	2,410,172
3,175,000	6.00%, 12/02/19 (c)	3,193,320
900,000	6.00%, 12/02/19 (c)	905,193

See Notes to Financial Statements

87

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
California: (continued)
$120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 12/02/19 (c)	$120,169
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	59,120
	City of Dublin, Community Facilities District No. 2015-1 (ST)
500,000	5.00%, 09/01/26 (c)	577,915
500,000	5.00%, 09/01/26 (c)	579,615
500,000	5.00%, 09/01/26 (c)	584,400
1,150,000	5.00%, 09/01/27 (c)	1,350,939
1,840,000	5.00%, 09/01/27 (c)	2,135,283
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	283,703
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,066,930
1,800,000	4.00%, 09/01/23 (c)	1,911,114
250,000	4.00%, 09/01/23 (c)	269,453
230,000	4.00%, 09/01/23 (c)	248,573
250,000	4.00%, 09/01/23 (c)	269,835
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	848,812
1,620,000	City of Long Beach, Marina System Revenue (RB) 5.00%, 05/15/25 (c)	1,826,177
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	115,369
3,235,000	City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	3,800,510
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	953,543
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	525,775
155,000	5.00%, 09/01/27 (c)	184,686
135,000	5.00%, 09/01/27 (c)	160,430
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	227,988
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	246,737
1,060,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,200,938
910,000	City of Upland, San Antonio Regional Hospital (CP) 5.00%, 01/01/28 (c)	1,047,337
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	1,029,600
Principal Amount		Value
California: (continued)
$1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	$1,498,237
	Folsom Ranch Financing Authority (ST)
1,000,000	5.00%, 09/01/27 (c)	1,163,520
2,000,000	5.00%, 09/01/27 (c)	2,359,400
1,100,000	5.00%, 09/01/27 (c)	1,313,279
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,156,720
2,500,000	6.00%, 01/15/24 (c)	2,929,125
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	108,093
1,000,000	6.00%, 01/15/24 (c)	1,170,150
350,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	366,884
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,240,727
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,180,980
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3,045,000	3.50%, 06/01/22 (c)	3,109,463
6,505,000	5.00%, 06/01/22 (c)	6,689,742
2,630,000	5.00%, 06/01/25	3,052,141
400,000	5.00%, 06/01/27	480,084
4,000,000	5.00%, 06/01/28 (c)	4,805,600
750,000	5.00%, 06/01/28 (c)	889,020
3,815,000	5.25%, 06/01/22 (c)	3,938,949
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,750,000	5.00%, 06/01/22 (c)	13,112,100
14,585,000	5.30%, 06/01/22 (c)	15,139,959
83,895,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 11/18/19 (c) ^	14,293,191
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	254,440
9,410,000	Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 11/18/19 (c) ^	1,508,611
51,150,000	Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 11/18/19 (c) ^	3,034,729
25,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 11/18/19 (c) ^	1,093,500

See Notes to Financial Statements

88

Principal Amount		Value
California: (continued)
$25,000,000	Inland Empire Tobacco Securitization Authority, Series F (RB) 0.00%, 11/18/19 (c) ^	$772,750
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,151,320
405,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	459,084
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	54,283
	MSR Energy Authority, Series A (RB)
170,000	6.13%, 11/01/29	216,684
1,575,000	6.50%, 11/01/39	2,468,671
1,500,000	7.00%, 11/01/34	2,296,320
	MSR Energy Authority, Series B (RB)
1,680,000	6.13%, 11/01/29	2,144,873
805,000	6.50%, 11/01/39	1,261,765
3,500,000	7.00%, 11/01/34	5,358,080
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	892,647
3,850,000	6.50%, 11/01/39	6,034,528
3,105,000	7.00%, 11/01/34	4,753,382
	Orange County Community Facilities District No. 1, Series A (ST)
975,000	4.25%, 08/15/25 (c)	1,052,639
455,000	5.25%, 08/15/25 (c)	520,361
	Palomar Health (CP) (AGM)
875,000	4.00%, 11/01/27 (c)	928,532
1,500,000	4.00%, 11/01/27 (c)	1,579,485
250,000	5.00%, 11/01/26 (c)	291,795
500,000	5.00%, 11/01/26 (c)	576,180
125,000	Palomar Pomerado Health, Series A (GO) 0.00%, 08/01/25 ^	111,391
80,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	82,478
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,121,380
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	858,900
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	193,324
	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (AGM) (ST)
500,000	5.00%, 09/01/26 (c)	564,530
500,000	5.00%, 09/01/26 (c)	563,540
500,000	5.00%, 09/01/26 (c)	568,840
3,000,000	5.50%, 09/01/22 (c)	3,260,130
Principal Amount		Value
California: (continued)
	River Islands Public Financing Authority, Community Facilities District No. 2019-1 (ST)
$1,000,000	4.00%, 09/01/26 (c)	$1,009,240
750,000	5.00%, 09/01/26 (c)	834,000
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	575,335
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	568,413
345,000	5.00%, 09/01/26 (c)	398,071
3,120,000	San Buenaventura, Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,448,349
300,000	San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	350,667
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	100,856
105,000	0.00%, 01/15/36 ^	63,049
1,750,000	5.00%, 01/15/25 (c)	1,986,897
3,780,000	5.00%, 01/15/25 (c)	4,260,400
500,000	5.00%, 01/15/25 (c)	581,215
2,300,000	5.00%, 01/15/25 (c)	2,637,617
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	225,490
1,815,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	2,070,606
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	568,930
500,000	5.00%, 03/01/26 (c)	571,120
9,000,000	Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 12/02/19 (c) ^	3,588,750
7,515,000	Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.00%, 11/18/19 (c) ^	716,480
29,250,000	Silicon Valley Tobacco Securitization Authority, Series D (RB) 0.00%, 11/18/19 (c) ^	2,162,160
	South California Tobacco Securitization Authority, Series A (RB)
1,000,000	5.00%, 12/01/29 (c)	1,192,820
500,000	5.00%, 12/01/29 (c)	609,485
250,000	South California Tobacco Securitization Authority, Series B (RB) 2.25%, 06/01/29	254,758

See Notes to Financial Statements

89

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
California: (continued)
$18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 11/18/19 (c) ^	$2,621,040
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,093,001
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,085,000	5.38%, 11/18/19 (c)	2,093,006
6,025,000	5.50%, 11/18/19 (c)	6,048,437
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 11/18/19 (c) ^	1,001,280
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 11/18/19 (c)	5,461,000
6,425,000	5.13%, 11/18/19 (c)	6,432,324
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 11/18/19 (c) ^	1,877,339
15,000,000	0.00%, 11/18/19 (c) ^	3,344,850
16,440,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 11/18/19 (c) ^	1,997,953
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	112,892
100,000	5.00%, 09/01/25 (c)	113,296
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	845,707
300,000	Vernon Electric System, Series A (RB) 5.13%, 12/02/19 (c)	301,053
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
850,000	4.00%, 09/01/21	646,000
530,000	5.30%, 09/01/22 (c)	402,800
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	512,280
		416,563,041
Colorado: 2.3%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	539,030
750,000	5.13%, 12/01/23 (c)	805,515
1,000,000	Aviation Station North Metropolitan District No. 2, Series A (GO) 5.00%, 09/01/24 (c)	1,063,800
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,053,660
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	512,375
500,000	5.00%, 12/01/20 (c)	514,255
Principal Amount		Value
Colorado: (continued)
	Centerra Metropolitan District No. 1 (TA)
$500,000	5.00%, 12/01/22 (c)	$526,715
500,000	5.00%, 12/01/22 (c)	531,360
500,000	5.00%, 12/01/22 (c)	540,215
4,900,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,360,845
4,250,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,753,030
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,084,204
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB)
1,000,000	5.00%, 07/01/26 (c)	1,055,500
500,000	5.00%, 07/01/26 (c)	536,195
750,000	Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	771,495
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 02/01/21 (c)	156,983
1,390,000	5.00%, 02/01/21 (c)	1,454,704
425,000	5.25%, 02/01/21 (c)	446,089
	Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB)
350,000	4.00%, 01/01/29 (c)	371,777
1,000,000	5.00%, 01/01/24 (c)	1,100,660
105,000	5.00%, 01/01/24 (c)	116,843
500,000	5.00%, 01/01/26 (c)	571,065
3,600,000	Colorado Health Facilities Authority, Commonspirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	3,897,180
2,000,000	Colorado Health Facilities Authority, Commonspirit Health, Series A-2 (RB) 4.00%, 08/01/29 (c)	2,140,040
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
1,500,000	5.00%, 06/01/27 (c)	1,869,720
335,000	5.00%, 06/01/27 (c)	417,571
400,000	5.00%, 06/01/27 (c)	498,592
1,700,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 12/02/19 (c)	1,702,023
	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
2,100,000	5.75%, 11/01/25 (c)	2,162,286
1,835,000	6.00%, 11/01/25 (c)	1,919,006

See Notes to Financial Statements

90

Principal Amount		Value
Colorado: (continued)
$730,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	$732,037
1,350,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,438,843
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
1,695,000	5.00%, 06/01/22 (c)	1,857,364
195,000	5.00%, 06/01/27 (c)	243,064
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	272,985
250,000	5.00%, 12/31/24 (c)	273,708
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,733,425
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	523,810
500,000	5.75%, 12/01/20 (c)	523,855
	Creekwalk Marketplace Business Improvement District, Series A (RB)
500,000	5.50%, 12/01/26 (c)	510,445
500,000	5.75%, 12/01/26 (c)	510,320
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	1,049,550
1,500,000	5.75%, 12/01/23 (c)	1,572,660
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	284,460
1,000,000	5.00%, 12/01/26 (c)	1,159,280
	Dominion Water and Sanitation District (RB)
3,500,000	5.75%, 12/01/21 (c)	3,735,935
500,000	6.00%, 12/01/21 (c)	535,770
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	264,513
310,000	5.50%, 12/01/22 (c)	329,871
250,000	5.50%, 12/01/22 (c)	268,145
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
990,000	4.50%, 11/01/25 (c)	1,016,136
2,345,000	5.25%, 11/01/25 (c)	2,475,499
1,865,000	5.50%, 11/01/25 (c)	1,984,136
1,000,000	Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,049,060
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	521,870
500,000	6.00%, 12/15/23 (c)	525,555
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,051,440
Principal Amount		Value
Colorado: (continued)
$500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	$561,305
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
5,000,000	5.00%, 12/01/22 (c)	5,171,700
500,000	5.00%, 12/01/22 (c)	522,905
1,000,000	5.00%, 12/01/22 (c)	1,053,800
	Velocity Metropolitan District No. 3 (GO)
500,000	5.13%, 12/01/23 (c)	532,925
500,000	5.38%, 12/01/23 (c)	533,845
1,500,000	5.50%, 12/01/23 (c)	1,600,905
		75,893,854
Connecticut: 0.3%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 11/12/19 (c)	630,063
1,500,000	Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB) 5.00%, 09/01/26 (c)	1,627,890
120,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	127,220
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/20 (c)	238,896
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
935,000	4.25%, 07/01/22 (c)	986,032
655,000	4.50%, 07/01/22 (c)	684,279
380,000	5.00%, 07/01/22 (c)	408,196
470,000	5.00%, 07/01/22 (c)	501,100
100,000	5.00%, 07/01/22 (c)	106,884
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	878,509
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.75%, 02/01/24	266,995
1,000,000	6.25%, 02/01/26 (c)	1,119,610
	Town of Hamden, Whitney Center Project (RB)
250,000	5.00%, 01/01/26 (c)	268,603
500,000	5.00%, 01/01/26 (c)	543,960
	Town of Hamden, Whitney Center Project, Series A (RB)
410,000	7.63%, 01/01/20 (c)	414,116
2,000,000	7.75%, 01/01/20 (c)	2,020,480
		10,822,833

See Notes to Financial Statements

91

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Delaware: 0.0%
	Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
$500,000	5.00%, 06/01/26 (c)	$537,305
250,000	5.00%, 06/01/26 (c)	272,918
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	283,319
		1,093,542
District of Columbia: 1.1%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
60,800,000	0.00%, 11/18/19 (c) ^	6,446,624
62,960,000	0.00%, 12/02/19 (c) ^	12,026,619
49,000	6.50%, 05/15/33	56,007
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
665,000	4.13%, 07/01/24 (c)	698,922
180,000	5.00%, 07/01/24 (c)	193,183
1,000,000	5.00%, 07/01/24 (c)	1,068,070
250,000	5.00%, 07/01/24 (c)	273,043
665,000	5.00%, 07/01/24 (c)	718,466
4,200,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	955,500
1,130,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 12/02/19 (c)	257,075
	District of Columbia, Provident Group-Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,164,283
395,000	5.00%, 10/01/22 (c)	410,350
790,000	5.00%, 10/01/22 (c)	814,308
985,000	6.25%, 04/01/21 (c)	1,026,705
1,525,000	6.50%, 04/01/21 (c)	1,587,067
1,450,000	6.50%, 04/01/21 (c)	1,511,248
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,164,534
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
825,000	0.00%, 10/01/37 ^	443,058
1,895,000	5.00%, 04/01/22 (c)	2,024,675
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	3,125,314
245,000	6.50%, 10/01/28 (c)	326,568
		36,291,619
Florida: 5.5%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,682,538
Principal Amount		Value
Florida: (continued)
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
$1,540,000	8.00%, 11/15/21 (c)	$1,557,926
1,005,000	8.13%, 11/15/21 (c)	1,011,543
	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB)
800,000	6.00%, 11/15/24 (c)	716,064
1,000,000	6.25%, 11/15/24 (c)	870,790
	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB)
385,000	5.40%, 07/01/25 (c)	412,231
165,000	5.88%, 07/01/25 (c)	179,647
1,335,000	6.00%, 07/01/25 (c)	1,454,122
1,000,000	Capital Trust Agency, American Eagle Portfolio Project, Second Tier, Series B (RB) 6.00%, 07/01/25 (c)	940,480
9,905,000	Capital Trust Agency, American Eagle Portfolio Project, Series A (RB) 5.88%, 01/01/29 (c)	10,693,537
	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
500,000	5.13%, 01/01/29 (c)	526,285
500,000	5.25%, 01/01/29 (c)	525,560
500,000	5.38%, 01/01/29 (c)	525,605
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/27 (c)	532,545
1,565,000	Capital Trust Agency, Elim Senior Housing, Inc. (RB) 5.63%, 08/01/24 (c)	1,641,356
	Capital Trust Agency, First Mortgage, Tallahassee Tapestry Housing Project, Series A (RB)
1,005,000	7.00%, 12/01/25 (c)	1,042,034
500,000	7.13%, 12/01/25 (c)	520,265
1,250,000	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) 5.88%, 08/01/24 (c)	1,307,150
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c)	1,036,474
3,550,000	7.00%, 07/01/27 (c)	3,760,586
	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB)
3,220,000	7.00%, 04/01/22 (c)	3,244,118
1,210,000	7.00%, 04/01/24 (c)	1,175,999
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
2,200,000	4.00%, 12/01/28	2,208,536

See Notes to Financial Statements

92

Principal Amount		Value
Florida: (continued)
$8,775,000	5.25%, 12/01/28 (c)	$9,200,587
2,500,000	5.25%, 12/01/28 (c)	2,649,825
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	830,940
815,000	City of Orlando, Senior Tourist Development, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	980,152
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	242,940
300,000	5.00%, 06/01/25 (c)	335,142
2,500,000	5.00%, 06/01/25 (c)	2,805,925
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	498,023
3,540,000	5.00%, 12/01/25 (c)	3,963,101
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
1,150,000	7.00%, 05/15/24	1,097,100
2,500,000	8.13%, 05/15/24 (c)	2,385,600
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	1,021,210
500,000	6.00%, 06/15/27 (c)	532,935
1,000,000	6.13%, 06/15/27 (c)	1,058,770
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	355,241
450,000	5.88%, 06/15/24 (c)	443,210
695,000	6.00%, 06/15/24 (c)	682,844
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
655,000	5.50%, 06/15/22	667,026
1,000,000	5.75%, 06/15/24 (c)	1,084,850
2,600,000	6.00%, 06/15/22 (c)	2,692,118
500,000	6.00%, 06/15/25 (c)	553,255
2,000,000	6.13%, 06/15/22 (c)	2,055,340
685,000	6.13%, 06/15/25 (c)	750,048
3,000,000	7.63%, 06/15/21 (c)	3,198,690
5,250,000	Florida Development Finance Corp., Tuscan Isle ChampionsGate Project, Series A (RB) 6.38%, 06/01/23 (c)	3,990,000
375,000	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB) 6.00%, 06/01/23 (c)	285,000
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
9,400,000	6.25%, 01/01/20 (c) (p)	8,953,500
12,950,000	6.38%, 01/01/20 (c) (p)	12,249,923
19,000,000	6.50%, 01/01/20 (c) (p)	17,901,990
Principal Amount		Value
Florida: (continued)
$500,000	Florida Higher Educational Facilities Financial Authority, Institute of Technology (RB) 4.00%, 10/01/29 (c)	$526,425
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A1 (RB)
750,000	4.50%, 06/01/28 (c)	825,525
500,000	4.75%, 06/01/28 (c)	553,735
750,000	5.00%, 06/01/28 (c)	836,820
	Highlands County Health Facilities Authority, Trousdale Foundation Properties, Series A (RB)
1,860,000	6.00%, 04/01/28 (c)	2,072,728
2,500,000	6.25%, 04/01/28 (c)	2,799,625
1,500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	1,546,665
65,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	67,532
	Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB)
1,895,000	5.25%, 12/02/19 (c)	1,896,004
3,500,000	5.38%, 12/02/19 (c)	3,500,560
1,475,000	5.75%, 06/15/22 (c)	1,495,576
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 12/02/19 (c)	299,985
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 12/02/19 (c)	1,953,178
925,000	5.00%, 11/15/24 (c)	1,029,044
1,910,000	5.00%, 11/15/24 (c)	2,143,784
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	274,423
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,765,000	5.00%, 06/01/25 (c)	1,810,643
1,390,000	5.00%, 06/01/25 (c)	1,416,340
665,000	5.00%, 06/01/25 (c)	695,889
4,000,000	5.00%, 06/01/25 (c)	4,141,320
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	563,560
500,000	5.00%, 10/01/25 (c)	569,925
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,121,310
545,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	569,449

See Notes to Financial Statements

93

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value
Florida: (continued)
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
$1,655,000	4.25%, 05/01/23 (c)	$1,729,243
1,480,000	5.00%, 05/01/23 (c)	1,561,341
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	180,857
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	215,676
200,000	5.00%, 08/01/27 (c)	217,072
890,000	Orange County Industrial Development Authority, Series B (RB) 5.00%, 07/01/25 (c)	691,753
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,857,259
1,500,000	5.00%, 05/15/23 (c)	1,625,505
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,683,810
	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
2,500,000	5.00%, 04/01/29 (c)	2,756,150
1,000,000	5.00%, 04/01/29 (c)	1,119,330
190,000	Palm Cost Park Community Development District (SA) 5.70%, 12/02/19 (c)	190,065
380,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 05/01/20 (c)	388,178
835,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	885,376
400,000	Town of Davie, Florida Educational Facilities, Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	449,512
	Village Community Development District No. 12 (SA)
245,000	3.25%, 05/01/26	253,080
2,455,000	3.63%, 05/01/26 (c)	2,555,189
2,460,000	3.88%, 05/01/26 (c)	2,540,590
995,000	4.25%, 05/01/28 (c)	1,061,944
1,250,000	4.38%, 05/01/28 (c)	1,337,337
1,000,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c)	1,002,590
		178,042,578
Principal
Amount		Value
Georgia: 0.9%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
$1,000,000	6.50%, 01/01/28 (c)	$1,069,260
2,725,000	6.75%, 01/01/28 (c)	2,881,333
6,000,000	7.00%, 01/01/28 (c)	6,371,580
1,000,000	Burke County Development Authority, Series C (RB) (SAW) 4.13%, 02/01/28 (c)	1,067,480
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	768,586
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	949,790
1,000,000	6.00%, 07/01/23 (c)	995,740
1,000,000	DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	981,800
	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG)
250,000	5.50%, 12/01/24 (c)	259,385
1,000,000	6.25%, 12/01/24 (c)	1,041,730
1,000,000	6.50%, 12/01/24 (c)	1,050,470
	Fulton County Residential Care Facilities for the Elderly, Canterbury Court Project, Series A (RB) (SD CRED PROG)
500,000	5.00%, 04/01/26 (c)	539,650
500,000	5.00%, 04/01/26 (c)	543,775
246,000	Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	283,087
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	258,223
500,000	5.88%, 06/15/27 (c)	513,065
1,000,000	6.00%, 06/15/27 (c)	1,021,340
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	553,730
750,000	5.00%, 11/01/27 (c)	843,967
375,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	410,291
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	1,061,770

See Notes to Financial Statements

94

Principal
Amount		Value
Georgia: (continued)
$3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	$4,086,544
		27,552,596
Guam: 0.5%
	A. B. Won Pat International Airport Authority, Series C (RB)
635,000	5.00%, 10/01/21	663,238
200,000	6.25%, 10/01/23 (c)	231,028
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 11/18/19 (c)	1,099,956
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,129,095
620,000	Guam Government Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	693,154
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,553,062
500,000	5.25%, 07/01/23 (c)	549,900
3,530,000	5.50%, 07/01/23 (c)	3,879,082
	Guam Government, Business Privilege Tax, Series A (RB) (AGM)
125,000	5.00%, 01/01/21	129,449
500,000	5.00%, 01/01/22 (c)	528,735
1,390,000	5.13%, 01/01/22 (c)	1,453,328
	Guam Government, Business Privilege Tax, Series B (RB)
1,280,000	5.00%, 01/01/22 (c)	1,338,496
330,000	5.00%, 01/01/22 (c)	343,827
	Guam Government, Business Privilege Tax, Series D (RB)
585,000	5.00%, 11/15/25 (c)	649,707
1,000,000	5.00%, 11/15/25 (c)	1,120,820
500,000	5.00%, 11/15/25 (c)	562,560
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	368,795
500,000	5.00%, 10/01/27 (c)	570,670
		16,864,902
Hawaii: 0.4%
	Kuakini, Hawaii Health System, Series A (RB)
985,000	6.30%, 12/02/19 (c)	988,113
1,675,000	6.38%, 12/02/19 (c)	1,676,256
3,430,000	State of Hawaii, Department of Budget and Finance (RB) 3.20%, 07/01/29 (c)	3,495,684
	State of Hawaii, Department of Budget and Finance, Series A (RB)
1,150,000	5.00%, 01/01/25 (c)	1,176,668
1,400,000	6.25%, 07/01/23 (c)	1,500,702
2,085,000	6.63%, 07/01/23 (c)	2,233,473
2,000,000	6.88%, 07/01/23 (c)	2,135,480
		13,206,376
Principal
Amount		Value
Idaho: 0.2%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
$450,000	3.50%, 09/01/26 (c)	$450,284
1,135,000	5.00%, 09/01/26 (c)	1,269,112
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	110,849
900,000	7.38%, 10/01/24 (c)	994,023
2,250,000	8.00%, 10/01/24 (c)	2,517,615
1,000,000	8.13%, 10/01/24 (c)	1,121,990
		6,463,873
Illinois: 12.4%
	Chicago Board of Education, Series A (GO)
465,000	0.00%, 12/01/27 ^	370,368
230,000	0.00%, 12/01/28 ^	176,638
30,000	0.00%, 12/01/30 ^	21,260
6,115,000	5.00%, 12/01/21 (c)	6,344,679
15,195,000	5.00%, 12/01/22 (c)	16,017,961
300,000	5.00%, 12/01/23	334,167
100,000	5.00%, 12/01/25	116,267
250,000	5.00%, 12/01/28 (c)	288,548
250,000	5.00%, 12/01/28 (c)	298,208
435,000	5.25%, 12/01/21 (c)	453,509
5,730,000	5.50%, 12/01/21 (c)	6,008,421
110,000	5.50%, 12/01/25	128,148
175,000	5.50%, 12/01/26	207,218
285,000	5.50%, 12/01/26	331,398
5,200,000	7.00%, 12/01/25 (c)	6,505,512
14,020,000	7.00%, 12/01/25 (c)	17,051,825
1,250,000	7.00%, 12/01/27 (c)	1,592,287
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	152,564
1,675,000	5.00%, 12/01/22 (c)	1,778,749
1,105,000	5.00%, 12/01/22 (c)	1,174,913
1,500,000	5.00%, 12/01/27	1,743,855
1,100,000	6.50%, 12/01/26 (c)	1,327,469
	Chicago Board of Education, Series C (GO)
500,000	5.00%, 12/01/23	550,340
2,000,000	5.00%, 12/01/27	2,325,140
6,250,000	5.00%, 12/01/27 (c)	7,216,312
250,000	5.00%, 12/01/27 (c)	285,338
5,435,000	5.25%, 12/01/24 (c)	6,014,860
4,370,000	5.25%, 12/01/24 (c)	4,804,990
1,065,000	6.00%, 12/01/24 (c)	1,218,711
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	800,025
2,055,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	2,274,186
	Chicago Board of Education, Series F (GO)
2,000,000	5.00%, 12/01/20 (c)	2,045,720
1,565,000	5.00%, 12/01/20	1,614,657

See Notes to Financial Statements

95

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value
Illinois: (continued)
$8,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	$9,484,555
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	450,816
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	152,246
250,000	0.00%, 12/01/23 ^	225,923
265,000	0.00%, 12/01/25 ^	226,366
1,160,000	0.00%, 12/01/29 ^	857,414
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	428,193
120,000	0.00%, 12/01/22 ^	111,330
675,000	0.00%, 12/01/24 ^	593,872
1,555,000	0.00%, 12/01/25 ^	1,328,297
1,265,000	0.00%, 12/01/26 ^	1,042,664
835,000	0.00%, 12/01/27 ^	665,069
690,000	0.00%, 12/01/28 ^	529,913
645,000	0.00%, 12/01/29 ^	476,752
1,025,000	0.00%, 12/01/30 ^	726,376
460,000	0.00%, 12/01/31 ^	313,412
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/21	363,278
	City of Chicago (GO)
195,000	0.00%, 01/01/28 ^	155,025
375,000	0.00%, 01/01/33 ^	245,696
290,000	0.00%, 01/01/34 ^	182,717
	City of Chicago, Modern School Across Chicago Program, Series A (GO)
915,000	5.00%, 12/01/20 (c)	944,436
500,000	5.00%, 12/01/20 (c)	516,790
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	262,960
910,000	5.25%, 01/01/25 (c)	1,027,499
945,000	5.25%, 01/01/25 (c)	1,068,899
3,980,000	5.50%, 01/01/25 (c)	4,473,281
855,000	5.50%, 01/01/25 (c)	972,366
115,000	5.50%, 01/01/25 (c)	131,175
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,784,409
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	107,103
905,000	4.63%, 01/01/21 (c)	920,783
125,000	5.00%, 12/02/19 (c)	125,360
2,160,000	5.00%, 01/01/21 (c)	2,207,002
370,000	5.00%, 01/01/21	385,858
865,000	5.00%, 01/01/22 (c)	904,072
1,015,000	5.00%, 01/01/22 (c)	1,061,599
395,000	5.00%, 01/01/23	425,016
640,000	5.00%, 01/01/24 (c)	694,195
1,555,000	5.00%, 01/01/24 (c)	1,683,832
2,935,000	5.00%, 01/01/24 (c)	3,173,322
Principal
Amount		Value
Illinois: (continued)
$1,000,000	5.00%, 01/01/27	$1,153,240
2,000,000	5.00%, 01/01/29 (c)	2,253,280
2,110,000	5.25%, 01/01/21 (c)	2,166,696
600,000	5.25%, 01/01/24 (c)	657,756
280,000	5.25%, 01/01/24 (c)	308,809
1,120,000	5.25%, 01/01/24 (c)	1,229,883
150,000	5.25%, 01/01/24 (c)	165,861
1,150,000	5.25%, 01/01/24 (c)	1,273,855
880,000	5.38%, 01/01/25 (c)	998,914
605,000	5.50%, 01/01/25 (c)	677,431
475,000	5.50%, 01/01/25 (c)	536,893
1,320,000	5.50%, 01/01/25 (c)	1,494,306
500,000	5.63%, 01/01/27 (c)	589,580
1,000,000	5.63%, 01/01/27 (c)	1,188,390
1,180,000	5.75%, 01/01/27 (c)	1,392,966
6,505,000	6.00%, 01/01/27 (c)	7,724,037
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	936,111
	City of Chicago, Series C (GO)
695,000	0.00%, 01/01/30 ^	491,052
195,000	0.00%, 01/01/32 ^	126,567
1,800,000	5.00%, 01/01/22 (c)	1,900,224
1,235,000	5.00%, 01/01/22	1,300,764
110,000	5.00%, 01/01/22 (c)	115,915
195,000	5.00%, 01/01/22 (c)	205,370
1,110,000	5.00%, 01/01/24	1,219,679
1,760,000	5.00%, 01/01/25	1,969,405
2,600,000	5.00%, 01/01/26 (c)	2,864,368
380,000	5.00%, 01/01/26	432,657
	City of Chicago, Series D (GO)
870,000	5.00%, 12/02/19 (c)	872,097
345,000	5.00%, 12/02/19 (c)	345,831
1,045,000	5.50%, 01/01/25 (c)	1,174,517
710,000	5.50%, 01/01/25 (c)	793,837
520,000	5.50%, 01/01/25 (c)	588,666
2,715,000	5.50%, 01/01/25 (c)	3,068,764
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	1,014,577
915,000	5.50%, 01/01/25 (c)	1,032,166
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,274,786
	City of Harvey, Series A (GO)
465,000	5.50%, 12/02/19 (c)	288,300
3,600,000	5.63%, 12/02/19 (c) (d) *	2,232,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	681,450
1,020,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,053,201
	Illinois Finance Authority, Admiral Lake Project (RB)
1,020,000	5.00%, 05/15/24 (c)	1,078,273
380,000	5.13%, 05/15/24 (c)	399,730
1,250,000	5.25%, 05/15/24 (c)	1,302,812
1,000,000	5.25%, 05/15/24 (c)	1,051,350
300,000	5.50%, 05/15/24 (c)	317,406

See Notes to Financial Statements

96

Principal
Amount		Value
Illinois: (continued)
$15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 12/02/19 (c)	$15,008
	Illinois Finance Authority, CHF-Cook, LLC-Northeastern University, Series A (RB)
1,000,000	5.00%, 07/01/25 (c)	963,670
1,000,000	5.00%, 07/01/25 (c)	1,002,470
1,000,000	5.00%, 07/01/25 (c)	1,012,410
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
705,000	4.75%, 05/15/23 (c)	743,373
260,000	5.13%, 05/15/23 (c)	275,512
860,000	5.25%, 05/15/23 (c)	913,681
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
7,500,000	5.00%, 02/15/27 (c)	7,397,025
2,560,000	5.00%, 02/15/27	2,620,979
8,230,000	5.13%, 02/15/27 (c)	7,985,404
100,000	Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	100,785
	Illinois Finance Authority, Institute of Technology, Series A (RB)
990,000	5.00%, 12/02/19 (c)	992,871
2,610,000	5.00%, 12/02/19 (c)	2,617,647
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	529,115
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	526,115
400,000	5.75%, 05/15/22 (c)	414,244
1,000,000	Illinois Finance Authority, Montgomery Place (RB) 5.25%, 05/15/27 (c)	1,074,520
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,605,615
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,057,200
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 05/15/20 (c)	637,737
230,000	6.24%, 05/15/20 (c)	204,139
315,000	6.33%, 05/15/20 (c)	278,756
535,000	6.44%, 05/15/20 (c)	473,026
537,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	496,883
475,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.50%, 12/02/19 (c)	475,570
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	261,315
525,000	5.00%, 08/15/25 (c)	587,239
Principal
Amount		Value
Illinois: (continued)
$880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	$949,837
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	106,459
2,695,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,937,280
	Illinois Sports Facilities Authority (RB) (AMBAC)
690,000	0.00%, 06/15/26 ^	583,181
1,000,000	5.00%, 06/15/24 (c)	1,129,130
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	641,777
555,000	0.00%, 06/15/30 ^	407,459
475,000	0.00%, 12/15/30 ^	341,715
125,000	0.00%, 06/15/31 ^	88,003
190,000	0.00%, 06/15/34 ^	119,390
590,000	0.00%, 12/15/34 ^	363,947
185,000	0.00%, 06/15/37 ^	103,115
115,000	0.00%, 06/15/39 ^	58,919
1,500,000	0.00%, 06/15/40 ^	737,955
4,410,000	5.00%, 06/15/22 (c)	4,632,264
3,230,000	5.00%, 12/15/25 (c)	3,508,329
250,000	5.00%, 12/15/27 (c)	276,838
400,000	5.50%, 06/15/20 (c)	405,608
1,400,000	5.50%, 12/15/25 (c)	1,558,956
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	861,235
1,065,000	0.00%, 12/15/41 ^	480,272
720,000	0.00%, 12/15/50 ^	222,250
15,515,000	0.00%, 12/15/51 ^	4,578,321
740,000	0.00%, 12/15/54 ^	189,144
6,780,000	4.25%, 06/15/22 (c)	6,884,073
1,360,000	5.00%, 12/15/20	1,406,226
1,450,000	5.00%, 06/15/22 (c)	1,558,982
1,135,000	5.00%, 06/15/22 (c)	1,188,073
290,000	5.00%, 06/15/22 (c)	310,761
3,765,000	5.00%, 06/15/22 (c)	4,031,261
335,000	5.00%, 12/15/22	362,400
410,000	5.70%, 06/15/23	462,894
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
6,400,000	5.00%, 06/15/20 (c)	6,470,400
425,000	5.20%, 06/15/20 (c)	430,189
5,965,000	5.25%, 06/15/20 (c)	6,039,622
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	369,359
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 12/02/19 (c)	168,907

See Notes to Financial Statements

97

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value
Illinois: (continued)
$430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	$444,470
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	96,596
175,000	3.50%, 06/01/26 (c)	175,067
1,050,000	3.50%, 06/01/26 (c)	1,053,675
935,000	3.50%, 06/01/26 (c)	942,293
150,000	4.00%, 08/01/22 (c)	155,366
500,000	4.00%, 01/01/26 (c)	519,425
1,000,000	4.00%, 06/01/26 (c)	1,035,570
220,000	4.00%, 06/01/26 (c)	228,296
360,000	4.00%, 06/01/26 (c)	371,480
460,000	4.00%, 06/01/26 (c)	471,385
595,000	4.00%, 06/01/26 (c)	611,357
270,000	4.00%, 06/01/26 (c)	278,019
160,000	4.13%, 03/01/22 (c)	164,952
485,000	4.13%, 11/01/26 (c)	508,896
530,000	4.50%, 11/01/26 (c)	558,217
155,000	5.00%, 01/01/20 (c)	155,665
1,240,000	5.00%, 01/01/20 (c)	1,245,865
100,000	5.00%, 01/01/21	103,380
750,000	5.00%, 01/01/21	775,350
100,000	5.00%, 04/01/21	104,101
505,000	5.00%, 07/01/21	529,326
1,000,000	5.00%, 02/01/22	1,061,950
1,020,000	5.00%, 02/01/22	1,083,189
250,000	5.00%, 03/01/22 (c)	261,860
100,000	5.00%, 03/01/22 (c)	104,652
305,000	5.00%, 03/01/22 (c)	318,460
565,000	5.00%, 03/01/22	601,245
140,000	5.00%, 03/01/22 (c)	147,931
55,000	5.00%, 06/01/22	58,889
100,000	5.00%, 07/01/22	107,286
1,830,000	5.00%, 08/01/22 (c)	1,950,963
1,465,000	5.00%, 08/01/22	1,574,890
3,690,000	5.00%, 02/01/23	4,000,993
3,235,000	5.00%, 02/01/23	3,507,646
335,000	5.00%, 05/01/23	365,294
250,000	5.00%, 07/01/23	273,610
2,325,000	5.00%, 02/01/24 (c)	2,492,818
350,000	5.00%, 02/01/24 (c)	382,774
375,000	5.00%, 02/01/24 (c)	411,184
2,195,000	5.00%, 02/01/24	2,416,739
1,100,000	5.00%, 02/01/24 (c)	1,207,954
1,105,000	5.00%, 02/01/24	1,216,627
2,350,000	5.00%, 04/01/24 (c)	2,565,565
585,000	5.00%, 04/01/24 (c)	641,575
100,000	5.00%, 05/01/24 (c)	108,272
175,000	5.00%, 05/01/24 (c)	189,754
580,000	5.00%, 05/01/24	641,700
2,005,000	5.00%, 05/01/24 (c)	2,197,159
1,025,000	5.00%, 05/01/24 (c)	1,125,696
275,000	5.00%, 05/01/24 (c)	299,519
1,770,000	5.00%, 01/01/26 (c)	1,934,486
2,750,000	5.00%, 02/01/26	3,125,760
800,000	5.00%, 06/01/26 (c)	905,032
125,000	5.00%, 06/01/26	142,726
1,040,000	5.00%, 06/01/26 (c)	1,174,306
Principal
Amount		Value
Illinois: (continued)
$625,000	5.00%, 11/01/26 (c)	$710,763
1,000,000	5.00%, 11/01/26 (c)	1,135,140
2,220,000	5.00%, 02/01/27 (c)	2,532,376
290,000	5.25%, 07/01/23 (c)	314,044
1,550,000	5.25%, 07/01/23 (c)	1,689,159
510,000	5.25%, 07/01/23 (c)	554,579
700,000	5.25%, 02/01/24 (c)	769,223
2,545,000	5.50%, 07/01/23 (c)	2,814,261
1,165,000	5.50%, 07/01/23 (c)	1,287,045
560,000	5.50%, 07/01/23 (c)	607,779
445,000	5.50%, 01/01/30	543,572
	State of Illinois, Series A (GO)
1,030,000	4.00%, 01/01/22 (c)	1,054,895
100,000	4.00%, 01/01/22 (c)	102,053
190,000	4.00%, 01/01/22 (c)	196,656
320,000	4.00%, 01/01/22 (c)	328,611
195,000	5.00%, 04/01/21	202,997
1,000,000	5.00%, 01/01/22 (c)	1,042,750
1,000,000	5.00%, 01/01/22 (c)	1,043,390
110,000	5.00%, 04/01/23 (c)	116,672
500,000	5.00%, 12/01/27 (c)	564,745
500,000	5.00%, 12/01/27 (c)	567,895
500,000	5.00%, 12/01/27	577,915
1,000,000	5.00%, 05/01/28 (c)	1,134,950
270,000	5.00%, 05/01/28 (c)	303,818
365,000	5.00%, 05/01/28 (c)	409,789
1,000,000	5.00%, 05/01/28 (c)	1,133,960
1,045,000	5.00%, 05/01/28 (c)	1,202,032
1,000,000	5.00%, 05/01/28 (c)	1,145,720
215,000	5.25%, 05/01/22	231,035
790,000	State of Illinois, Series B (GO) 5.25%, 01/01/21	818,953
5,000,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	5,673,000
	State of Illinois, Series D (GO)
1,815,000	3.25%, 11/01/26	1,838,141
4,070,000	5.00%, 11/01/23	4,492,018
3,250,000	5.00%, 11/01/25	3,673,475
2,190,000	5.00%, 11/01/26	2,490,118
16,060,000	5.00%, 11/01/27 (c)	18,383,561
6,000,000	5.00%, 11/01/27	6,882,180
500,000	Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	525,765
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	361,300
	Village of Bridgeview, Series A (GO)
1,175,000	5.50%, 12/02/19 (c)	1,175,129
4,260,000	5.50%, 06/01/24 (c)	4,332,974
	Will County Community High School District No. 210, Series B (GO)
90,000	0.00%, 01/01/29 ^	67,621
245,000	0.00%, 01/01/31 ^	169,724
540,000	0.00%, 01/01/33 ^	342,095
		401,845,859
Indiana: 1.1%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	329,382
225,000	6.88%, 01/15/24 (c)	246,731

See Notes to Financial Statements

98

Principal
Amount		Value
Indiana: (continued)
	Barrington of Carmel Project, Series A (RB)
$896,784	7.13%, 11/15/22 (c)	$23,765
1,275,226	7.13%, 11/15/22 (c)	33,794
	City of Anderson, Anderson University (RB)
215,000	4.75%, 10/01/22 (c)	226,496
1,655,000	6.00%, 10/01/22 (c)	1,758,073
2,710,000	6.00%, 10/01/22 (c)	2,878,779
200,000	City of Crown Point, Indiana Economic Development, Series A (RB) 8.00%, 11/18/19 (c)	200,228
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,027,300
900,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	982,503
165,000	County of Knox, Indiana Good Samaritian Hospital Project, Series A (RB) 5.00%, 04/01/22 (c)	170,452
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	572,625
	Indiana Finance Authority, Earlham College Project (RB)
1,105,000	5.00%, 10/01/23 (c)	1,160,482
50,000	5.00%, 10/01/23 (c)	53,281
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 08/15/20 (c)	784,660
725,000	5.50%, 08/15/20 (c)	745,140
600,000	5.50%, 08/15/20 (c)	617,418
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	273,065
2,805,000	5.00%, 07/01/23 (c)	3,046,314
3,890,000	5.25%, 07/01/23 (c)	4,256,749
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,305,000	5.00%, 06/01/22 (c)	2,410,938
1,575,000	5.00%, 06/01/22 (c)	1,648,647
10,500,000	Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	10,605,840
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	330,768
1,315,000	6.00%, 06/01/20 (c)	1,336,737
		35,720,167
Principal
Amount		Value
Iowa: 1.9%
$25,000	City of Coralville, Marriott Hotel & Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	$25,034
8,725,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	9,093,195
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,467,465
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
7,165,000	5.25%, 12/01/23 (c)	7,801,825
2,775,000	5.88%, 11/21/19 (c)	2,916,913
9,300,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	10,075,992
	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
3,400,000	5.00%, 05/15/27 (c)	3,789,674
355,000	5.00%, 05/15/27 (c)	396,904
	Iowa Finance Authority, Northcrest, Inc. Project, Series A (RB)
500,000	5.00%, 03/01/24 (c)	542,325
500,000	5.00%, 03/01/24 (c)	547,635
	Iowa Finance Authority, Sunrise Retirement Community Project (RB)
1,215,000	5.50%, 09/01/20 (c)	1,234,975
885,000	5.50%, 09/01/20 (c)	900,992
945,000	5.75%, 09/01/20 (c)	960,885
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
875,000	4.00%, 10/01/25	899,369
3,615,000	5.00%, 10/01/25 (c)	3,761,914
850,000	5.00%, 10/01/25 (c)	895,679
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 12/02/19 (c)	180,232
	Tobacco Settlement Authority, Series C (RB)
3,190,000	5.38%, 12/02/19 (c)	3,190,638
5,585,000	5.50%, 12/02/19 (c)	5,586,061
6,960,000	5.63%, 12/02/19 (c)	6,961,253
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 12/02/19 (c) ^	151,528
		61,380,488
Kansas: 0.9%
750,000	City of Lenexa, Health Care Facility, Lake View Village, Inc., Series A (RB) 5.00%, 05/15/25 (c)	841,710
1,000,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	1,076,150
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	278,238

See Notes to Financial Statements

99

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Kansas: (continued)
$380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	$410,909
	City of Wichita, Kansas Health Care Facilities, Presbyterian Manors, Inc., Series III (RB)
500,000	5.00%, 05/15/26 (c)	540,530
250,000	5.00%, 05/15/26 (c)	276,610
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	1,062,920
	Overland Park Development Corp., Series A (RB) (AMBAC)
100,000	5.13%, 12/16/19 (c)	100,153
1,000,000	5.25%, 12/16/19 (c)	1,001,660
7,200,000	Overland Park Development Corp., Series B (RB) (AMBAC) 5.13%, 12/16/19 (c)	7,210,944
2,550,000	Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	1,224,000
980,000	Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	1,025,903
340,000	Wyandotte County, Kansas City Unified Government, Sales Tax (RB) 0.00%, 12/01/27 ^	256,455
	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
425,000	5.00%, 09/01/25 (c)	462,298
6,000,000	5.75%, 09/01/25 (c)	6,599,280
2,125,000	6.00%, 09/01/25 (c)	2,325,281
10,000,000	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	4,207,600
		28,900,641
Kentucky: 0.7%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,122,090
	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB)
500,000	5.50%, 11/15/26 (c)	424,060
780,000	6.00%, 11/15/26 (c)	633,173
570,000	6.25%, 11/15/26 (c)	462,812
750,000	6.38%, 11/15/26 (c)	608,993
	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
250,000	5.00%, 05/15/26 (c)	261,318
350,000	5.00%, 05/15/26 (c)	371,588
300,000	5.00%, 05/15/26 (c)	321,720

Principal Amount		Value
Kentucky: (continued)
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
$400,000	5.38%, 11/15/22 (c)	$421,736
250,000	5.50%, 11/15/22 (c)	262,273
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	7,781,933
1,585,000	5.00%, 07/01/25 (c)	1,743,120
1,525,000	5.00%, 07/01/25 (c)	1,670,500
	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	175,214
750,000	5.25%, 06/01/27 (c)	868,972
500,000	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	570,955
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
510,000	5.50%, 11/15/25 (c)	546,113
500,000	5.75%, 11/15/25 (c)	536,500
1,000,000	Kentucky Economic Development Finance Authority, Series A (RB) 5.00%, 08/01/29 (c)	1,183,090
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	298,236
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	375,317
	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	163,769
220,000	5.00%, 06/01/22 (c)	240,194
1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,243,400
		22,287,076
Louisiana: 0.5%
	Calcasieu Parish Memorial Hospital Service District (RB)
500,000	5.00%, 12/01/29 (c)	587,640
500,000	5.00%, 12/01/29 (c)	598,370
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
470,000	4.00%, 12/01/28 (c)	536,731
2,235,000	4.00%, 12/01/28 (c)	2,560,997
100,000	5.00%, 12/01/25	118,965
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	510,890

See Notes to Financial Statements

100

Principal Amount		Value
Louisiana: (continued)
$290,000	6.25%, 07/01/21 (c)	$297,659
3,490,000	6.38%, 07/01/21 (c)	3,568,455
100,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 12/02/19 (c)	96,528
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	134,332
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,119,490
	Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB)
500,000	5.00%, 07/01/29 (c)	537,840
500,000	5.00%, 07/01/29 (c)	548,105
3,200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	3,398,400
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	549,785
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	523,720
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	418,976
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *	23
1,389,436	8.38%, 07/01/24 (c) (d) *	14

Principal Amount		Value
Louisiana: (continued)
$350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	$369,453
		16,476,389
Maine: 0.5%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	4,783,680
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	215,788
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,470,000	4.00%, 07/01/26 (c)	1,529,182
530,000	4.00%, 07/01/26 (c)	553,786
645,000	5.00%, 07/01/26 (c)	718,988
1,000,000	5.00%, 07/01/26 (c)	1,118,290
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	78,527
1,735,000	6.00%, 07/01/21 (c)	1,837,278
2,220,000	6.75%, 07/01/21 (c)	2,378,819
50,000	6.95%, 07/01/21 (c)	53,799
55,000	7.50%, 07/01/21 (c)	60,022
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 12/02/19 (c)	2,027,960
		15,356,119
Maryland: 1.0%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,035,430
	City of Baltimore, Convention Center Hotel (RB)
2,000,000	5.00%, 09/01/27 (c)	2,260,080
1,425,000	5.00%, 09/01/27 (c)	1,617,631
915,000	5.00%, 09/01/27 (c)	1,045,488
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	554,175
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	267,753
2,600,000	Frederick County Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,651,038
2,000,000	Frederick County, Maryland Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,231,240

See Notes to Financial Statements

101

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Maryland: (continued)
$500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	$529,395
3,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,874,137
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	104,468
470,000	4.38%, 01/01/27 (c)	494,304
530,000	4.50%, 01/01/27 (c)	557,449
1,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series D (RB) 5.00%, 09/30/26 (c)	1,124,180
1,120,000	Maryland Economic Development Corp., Transportation Facilities Project, Series A (RB) 5.00%, 06/01/28 (c)	1,352,154
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
400,000	4.00%, 07/01/26 (c)	423,200
250,000	5.00%, 07/01/26 (c)	286,985
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	229,347
145,000	4.25%, 07/01/25 (c)	158,281
1,500,000	5.00%, 07/01/25 (c)	1,705,920
500,000	5.00%, 07/01/25 (c)	573,165
625,000	5.00%, 07/01/25 (c)	724,312
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
40,000	5.00%, 07/01/22	43,586
1,025,000	5.00%, 07/01/24	1,177,971
500,000	5.25%, 07/01/24 (c)	578,545
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,100,410
1,000,000	5.00%, 11/01/24 (c)	1,108,530
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,084,760
1,000,000	5.25%, 04/01/27 (c)	1,097,560
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	532,425
500,000	5.00%, 01/01/26 (c)	534,695
		31,058,614
Principal Amount		Value
Massachusetts: 1.2%
	Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
$285,000	4.00%, 07/01/25 (c)	$300,008
2,105,000	5.00%, 07/01/25 (c)	2,368,693
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
750,000	4.00%, 07/01/26 (c)	803,460
550,000	5.00%, 07/01/26 (c)	637,736
	Massachusetts Development Finance Agency, Emerson College (RB)
705,000	5.00%, 01/01/25 (c)	784,066
680,000	5.00%, 01/01/25 (c)	753,705
500,000	5.00%, 01/01/25 (c)	561,830
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,660,000	4.00%, 10/01/26 (c)	1,745,307
445,000	5.00%, 07/01/22 (c)	488,984
1,035,000	5.00%, 10/01/26 (c)	1,179,103
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
585,000	5.00%, 07/01/27 (c)	649,683
1,000,000	5.00%, 07/01/27 (c)	1,115,540
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	388,871
550,000	5.50%, 07/01/24 (c)	608,988
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	565,530
500,000	5.13%, 11/15/25 (c)	564,495
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	1,069,920
750,000	4.00%, 10/01/22 (c)	815,122
7,250,000	5.00%, 10/01/22 (c)	7,961,587
1,000,000	5.00%, 10/01/22 (c)	1,101,130
	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB)
955,000	5.00%, 10/01/28 (c)	1,111,324
825,000	5.00%, 10/01/28 (c)	971,751
1,000,000	Massachusetts Development Finance Agency, South Shore Hospital Issue Series I (RB) 4.00%, 07/01/26 (c)	1,071,120
	Massachusetts Development Finance Agency, Suffolk University (RB)
740,000	4.00%, 07/01/27 (c)	800,266
1,000,000	5.00%, 07/01/27 (c)	1,193,260
3,000,000	5.00%, 07/01/27 (c)	3,544,830
1,500,000	5.00%, 07/01/27 (c)	1,776,675

See Notes to Financial Statements

102

Principal Amount		Value
Massachusetts: (continued)
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
$510,000	5.00%, 07/01/26 (c)	$584,358
190,000	5.00%, 07/01/26 (c)	226,771
1,020,000	5.00%, 07/01/26 (c)	1,227,876
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
290,000	3.63%, 07/01/27 (c)	304,778
550,000	4.00%, 07/01/27 (c)	591,503
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,617,150
		39,485,420
Michigan: 1.3%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	318,658
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,022,512
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	440,309
120,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 12/02/19 (c)	119,233
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	531,450
500,000	5.00%, 11/01/24 (c)	533,210
	Michigan Finance Authority, Lawrence Technological University Project (RB)
2,000,000	5.00%, 02/01/27 (c)	2,184,940
900,000	5.25%, 02/01/27 (c)	993,852
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
895,000	4.75%, 11/15/25	966,054
250,000	5.25%, 11/15/25 (c)	268,840
300,000	5.50%, 11/15/25 (c)	322,107
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
110,000	5.00%, 07/01/23	122,064
3,020,000	5.00%, 07/01/24 (c)	3,321,487
195,000	5.00%, 07/01/24 (c)	215,760
150,000	5.00%, 07/01/24 (c)	170,043
	Michigan Finance Authority, Thomas M. Cooley Law School Project (RB)
795,000	5.00%, 07/01/24 (c)	886,822
1,030,000	6.75%, 07/01/24 (c)	1,082,612

Principal Amount		Value
Michigan: (continued)
$1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 12/02/19 (c)	$1,000,590
455,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/02/19 (c)	454,536
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	107,825
500,000	Michigan Strategic Fund, Canterbury Health Care Inc. (RB) 5.00%, 07/01/24 (c)	525,665
1,000,000	Michigan Strategic Fund, Evangelical Homes Project (RB) 5.50%, 06/01/22 (c)	1,049,310
3,000,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	3,547,770
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
285,000	5.13%, 11/18/19 (c)	285,399
9,650,000	6.00%, 11/18/19 (c)	9,702,689
3,975,000	6.00%, 11/18/19 (c)	3,996,703
6,000,000	6.88%, 11/18/19 (c)	6,064,800
1,205,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 11/18/19 (c) ^	69,974
1,400,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	47,642
1,000,000	Waterford Chapter Township, Canterbury Health Care, Inc., Series A (RB) 5.00%, 07/01/24 (c)	1,054,310
		41,407,166
Minnesota: 1.0%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	528,780
1,000,000	5.50%, 11/01/24 (c)	1,103,910
	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB)
1,000,000	5.00%, 01/01/22 (c)	980,450
1,015,000	5.00%, 01/01/22 (c)	1,003,327
	City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
2,920,000	4.38%, 09/01/23 (c)	3,026,960
940,000	4.50%, 09/01/23 (c)	978,042
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	525,005
750,000	5.00%, 06/01/23 (c)	790,582
350,000	5.00%, 06/01/23 (c)	371,235
500,000	5.25%, 06/01/23 (c)	529,465

See Notes to Financial Statements

103

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Minnesota: (continued)
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
$1,355,000	5.75%, 07/01/25 (c)	$1,379,729
1,055,000	6.13%, 07/01/25 (c)	1,079,402
400,000	6.13%, 07/01/25 (c)	410,224
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	261,006
250,000	5.50%, 07/01/25 (c)	268,808
500,000	5.75%, 07/01/25 (c)	535,775
	City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	542,400
1,000,000	5.50%, 07/01/25 (c)	1,090,450
500,000	City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	553,420
750,000	City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	788,055
	City of Maple Grove, Minnesota Health Care Facilities (RB)
1,000,000	4.00%, 05/01/27 (c)	1,093,360
625,000	5.00%, 05/01/27 (c)	747,075
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	533,095
1,245,000	City of Rochester, Health Care and Housing Facilities, Series A (RB) 5.00%, 12/01/25 (c)	1,281,727
	City of St. Paul Park, Minnesota Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB)
730,000	4.38%, 05/01/23 (c)	747,717
1,000,000	5.00%, 05/01/23 (c)	1,060,490
	City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
325,000	5.75%, 09/01/26 (c)	359,882
500,000	6.00%, 09/01/26 (c)	559,495
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,117,578
	City of Wayzata, Folkestone Senior Living Community (RB)
350,000	4.00%, 08/01/24 (c)	362,971
500,000	5.00%, 08/01/24 (c)	549,280
500,000	5.00%, 08/01/24 (c)	550,445
500,000	City of West St. Paul, Minnesota Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	528,040

Principal Amount		Value
Minnesota: (continued)
$665,000	Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	$709,888
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	787,905
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,608,025
	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB)
250,000	4.00%, 08/01/26 (c)	256,683
865,000	4.25%, 08/01/26 (c)	886,884
		31,487,565
Mississippi: 0.0%
1,000,000	Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,187,230
Missouri: 1.6%
1,000,000	Citizens Memorial Hospital District of Polk County (RB) 5.00%, 12/02/19 (c)	1,000,600
495,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	506,212
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	511,200
500,000	6.00%, 06/01/25 (c)	514,010
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,527,525
1,310,000	5.38%, 11/01/27 (c)	1,334,995
	City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	271,640
500,000	4.75%, 11/15/26 (c)	545,485
	City of St. Louis, Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 12/02/19 (c)	1,150,356
570,000	5.35%, 12/02/19 (c)	570,017
1,500,000	City of St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,649,595
	Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA)
1,095,000	4.25%, 05/01/25 (c)	1,092,569
885,000	5.00%, 05/01/25 (c)	901,806

See Notes to Financial Statements

104

Principal Amount		Value
Missouri: (continued)
	I-470 Western Gateway Transportation Development District, Series A (RB)
$500,000	4.50%, 12/01/26 (c)	$520,370
1,000,000	5.25%, 12/01/26 (c)	1,048,070
730,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	792,130
	Kansas City Industrial Development Authority, Kingswood Project (RB)
2,400,000	5.75%, 11/15/25 (c)	2,197,704
4,910,000	6.00%, 11/15/25 (c)	4,336,610
2,810,000	6.00%, 11/15/25 (c)	2,514,528
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	3,043,880
500,000	5.00%, 02/01/28 (c)	552,140
	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
1,000,000	5.25%, 05/15/27 (c)	1,114,260
500,000	5.25%, 05/15/27 (c)	568,820
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
2,250,000	5.00%, 08/15/24 (c)	2,461,500
1,000,000	5.00%, 08/15/24 (c)	1,091,670
570,000	5.00%, 08/15/25 (c)	651,037
200,000	5.00%, 08/15/25 (c)	223,960
1,250,000	5.25%, 08/15/24 (c)	1,372,000
	Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Series A (RB)
2,000,000	5.00%, 03/15/28 (c)	2,157,060
860,000	5.00%, 03/15/28 (c)	937,813
	Missouri Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB)
1,000,000	4.00%, 02/01/29 (c)	1,049,950
1,000,000	4.00%, 02/01/29 (c)	1,054,400
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 12/02/19 (c)	39,335
860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	891,596
	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB)
500,000	5.00%, 09/01/25 (c)	563,080
5,500,000	5.13%, 09/01/25 (c)	6,201,800
3,000,000	5.25%, 09/01/25 (c)	3,393,960

Principal Amount		Value
Missouri: (continued)
$150,000	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	$165,057
		50,518,740
Montana: 0.0%
500,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	526,670
Nebraska: 0.2%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
500,000	5.00%, 09/01/29	619,865
125,000	5.00%, 09/01/30	156,653
830,000	5.00%, 09/01/34	1,085,491
1,185,000	5.00%, 09/01/35	1,562,896
3,250,000	5.00%, 09/01/42	4,486,852
		7,911,757
Nevada: 0.6%
500,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	579,035
4,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	576,680
915,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 12/02/19 (c)	906,024
180,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	196,567
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	637,994
	North Las Vegas, Special Improvement District No. 64 (SA)
250,000	4.63%, 12/01/28 (c)	263,508
500,000	4.63%, 12/01/28 (c)	530,610
	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB)
500,000	5.88%, 12/15/27	555,965
4,485,000	6.25%, 12/15/27 (c)	5,214,216
4,000,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	4,603,720
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
1,250,000	5.00%, 12/15/25 (c)	1,360,962
500,000	5.00%, 12/15/25 (c)	538,090
1,000,000	5.00%, 12/15/25 (c)	1,095,710
1,000,000	5.13%, 12/15/25 (c)	1,084,700
		18,143,781

See Notes to Financial Statements

105

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New Hampshire: 0.6%
	National Finance Authority, Vista Project, Series A (RB)
$810,000	5.25%, 07/01/25 (c)	$883,224
1,600,000	5.63%, 07/01/25 (c)	1,761,872
3,750,000	5.75%, 07/01/25 (c)	4,136,737
4,000,000	New Hampshire Business Finance Authority, Covanta Project, Series B (RB) 4.63%, 07/01/23 (c)	4,212,120
870,000	New Hampshire Business Finance Authority, Covanta Project, Series C (RB) 4.88%, 07/01/23 (c)	923,601
3,750,000	New Hampshire Health and Education Facilities Authority, Elliot Hospital (RB) 5.00%, 10/01/26 (c)	4,344,937
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
2,950,000	6.13%, 07/01/24 (c)	3,187,327
500,000	6.13%, 07/01/24 (c)	542,640
500,000	6.25%, 07/01/24 (c)	543,910
		20,536,368
New Jersey: 6.0%
	Atlantic City (GO)
25,000	5.00%, 11/01/21	25,820
50,000	5.00%, 12/01/21	51,704
115,000	5.00%, 11/01/22	120,551
65,000	5.00%, 12/01/23 (c)	69,167
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,119,320
1,000,000	5.00%, 02/15/24 (c)	1,114,920
150,000	5.00%, 02/15/24 (c)	168,792
1,000,000	5.00%, 02/15/24 (c)	1,133,190
1,055,000	5.00%, 02/15/24 (c)	1,189,818
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,656,559
1,410,000	5.25%, 11/01/24 (c)	1,530,795
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,023,250
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,577,588
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	511,365
500,000	New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project, Series A (RB) (SAW) 5.00%, 10/01/27 (c)	501,530
Principal Amount		Value
New Jersey: (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
$1,665,000	4.25%, 06/15/22 (c)	$1,751,130
1,250,000	5.00%, 06/15/21	1,316,987
535,000	5.00%, 06/15/22 (c)	571,294
520,000	5.00%, 06/15/22 (c)	556,431
1,150,000	5.00%, 06/15/22 (c)	1,237,584
110,000	5.00%, 06/15/22	119,232
1,020,000	5.00%, 06/15/22 (c)	1,102,895
160,000	5.00%, 06/15/22 (c)	172,603
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,075,000	5.25%, 08/20/22 (c)	2,268,182
2,215,000	5.50%, 12/02/19 (c)	2,220,560
60,000	5.50%, 06/20/23 (c)	66,992
285,000	5.63%, 03/05/24 (c)	327,331
350,000	5.63%, 03/05/24 (c)	401,986
2,795,000	5.75%, 09/15/22 (c)	3,079,810
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	563,845
1,130,000	5.00%, 12/15/27 (c)	1,281,205
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	63,282
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	686,695
500,000	5.00%, 01/01/24 (c)	520,705
1,800,000	5.25%, 01/01/24 (c)	1,874,808
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
980,000	3.38%, 07/01/27 (c)	1,011,115
3,055,000	4.00%, 07/01/27 (c)	3,250,459
1,640,000	4.00%, 07/01/27 (c)	1,752,635
1,275,000	5.00%, 07/01/27 (c)	1,471,465
515,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	439,939
985,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,089,656
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	131,534
4,000,000	5.00%, 11/01/22	4,390,480
	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB)
1,000,000	5.00%, 10/01/27 (c)	1,143,510
1,000,000	5.00%, 10/01/27 (c)	1,161,860

See Notes to Financial Statements

106

Principal Amount		Value
New Jersey: (continued)
$745,000	New Jersey Economic Development Authority, Saint Barnabas Project, Series A (RB) 0.00%, 07/01/21 ^	$727,366
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,740,000	5.00%, 12/15/26 (c)	1,965,765
220,000	5.00%, 12/15/26 (c)	251,904
1,730,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	1,946,804
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,700,865
780,000	5.00%, 06/15/27 (c)	909,535
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	779,367
845,000	5.25%, 03/01/21 (c)	885,940
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	172,501
360,000	5.25%, 03/01/21 (c)	377,201
210,000	5.25%, 03/01/21 (c)	220,118
105,000	5.25%, 03/01/21 (c)	110,087
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
335,000	5.00%, 03/01/22 (c)	358,752
515,000	5.00%, 03/01/22 (c)	550,458
435,000	5.00%, 03/01/22 (c)	467,808
470,000	5.00%, 03/01/22 (c)	504,019
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,704,944
355,000	5.00%, 09/01/22 (c)	380,251
685,000	5.00%, 09/01/22 (c)	731,272
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
650,000	5.00%, 03/01/21	679,900
3,050,000	5.00%, 03/01/22	3,285,307
155,000	5.00%, 03/01/23 (c)	168,992
300,000	5.00%, 03/01/23 (c)	327,636
265,000	5.00%, 03/01/23 (c)	288,405
650,000	5.00%, 03/01/23 (c)	711,341
1,680,000	5.00%, 03/01/23 (c)	1,842,674
865,000	5.00%, 03/01/23 (c)	952,227
1,175,000	5.00%, 03/01/23 (c)	1,275,909
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
580,000	5.00%, 06/15/24 (c)	644,276
140,000	5.00%, 06/15/24 (c)	156,393
920,000	5.00%, 06/15/24 (c)	1,041,734
Principal Amount		Value
New Jersey: (continued)
$120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	$133,062
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
4,840,000	5.00%, 06/15/24 (c)	5,301,930
875,000	5.00%, 06/15/24 (c)	967,540
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	452,563
630,000	5.00%, 06/15/25 (c)	702,349
1,235,000	5.00%, 06/15/25 (c)	1,385,102
680,000	5.00%, 06/15/25 (c)	761,253
435,000	5.25%, 06/15/25 (c)	502,086
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	237,923
595,000	4.25%, 06/15/25 (c)	652,174
125,000	4.38%, 06/15/25 (c)	137,326
1,085,000	5.00%, 06/15/21	1,145,673
1,000,000	5.00%, 06/15/23	1,113,970
1,080,000	5.00%, 06/15/24	1,228,943
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	393,568
900,000	5.38%, 01/01/24 (c)	1,008,360
500,000	5.50%, 01/01/24 (c)	574,680
100,000	New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.13%, 07/01/25 (c)	101,994
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
550,000	5.00%, 06/15/22	597,487
150,000	5.00%, 06/15/23	167,096
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	300,025
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,172,260
1,050,000	5.00%, 07/01/26 (c)	1,216,015
1,000,000	5.00%, 07/01/26 (c)	1,169,540
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
630,000	5.00%, 04/01/28 (c)	720,185
940,000	5.00%, 04/01/28 (c)	1,077,137
1,000,000	5.00%, 04/01/28 (c)	1,150,090

See Notes to Financial Statements

107

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
$850,000	3.00%, 07/01/26 (c)	$853,587
835,000	3.13%, 07/01/26 (c)	841,538
845,000	4.00%, 07/01/26 (c)	901,285
1,750,000	5.00%, 07/01/26 (c)	1,990,922
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	104,082
170,000	6.00%, 07/01/21 (c)	180,107
1,050,000	6.25%, 07/01/21 (c)	1,113,819
430,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC) 0.00%, 12/15/24 ^	386,626
	New Jersey Transportation Trust Fund Authority, Series A (RB)
230,000	0.00%, 12/15/25 ^	199,824
270,000	0.00%, 12/15/25 ^	234,576
575,000	0.00%, 12/15/26 ^	482,759
4,440,000	0.00%, 12/15/28 ^	3,451,301
870,000	0.00%, 12/15/28 ^	676,268
325,000	0.00%, 12/15/29 ^	244,215
2,210,000	0.00%, 12/15/30 ^	1,605,609
1,780,000	0.00%, 12/15/31 ^	1,252,159
1,480,000	0.00%, 12/15/32 ^	1,006,977
1,190,000	0.00%, 12/15/33 ^	781,901
705,000	0.00%, 12/15/33 ^	463,227
765,000	0.00%, 12/15/34 ^	484,704
915,000	0.00%, 12/15/34 ^	579,744
340,000	0.00%, 12/15/35 ^	206,098
1,780,000	0.00%, 12/15/37 ^	969,904
1,115,000	0.00%, 12/15/37 ^	607,552
605,000	0.00%, 12/15/38 ^	313,886
705,000	0.00%, 12/15/38 ^	365,768
1,500,000	0.00%, 12/15/39 ^	745,740
750,000	0.00%, 12/15/40 ^	357,000
695,000	4.00%, 12/15/28 (c)	754,965
1,000,000	4.25%, 12/15/28 (c)	1,078,080
360,000	5.00%, 06/15/21 (c)	379,541
5,875,000	5.00%, 06/15/22 (c)	6,228,910
665,000	5.00%, 06/15/24	758,605
1,000,000	5.00%, 12/15/28 (c)	1,166,910
100,000	5.25%, 06/15/21 (c)	105,863
370,000	5.25%, 06/15/21 (c)	389,814
430,000	5.25%, 12/15/21	463,613
100,000	5.25%, 12/15/23	114,081
310,000	5.50%, 12/15/21	335,839
205,000	5.50%, 12/15/23	236,777
250,000	6.00%, 06/15/21 (c)	265,830
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
220,000	4.00%, 06/15/22 (c)	228,752
695,000	4.25%, 06/15/24 (c)	725,045
150,000	4.75%, 06/15/25 (c)	164,345
1,375,000	4.75%, 06/15/25 (c)	1,497,196
345,000	5.00%, 06/15/22	375,250
Principal Amount		Value
New Jersey: (continued)
$265,000	5.00%, 06/15/22 (c)	$285,249
425,000	5.00%, 06/15/22 (c)	454,750
4,710,000	5.00%, 06/15/22 (c)	5,010,121
1,940,000	5.00%, 06/15/22 (c)	2,073,996
135,000	5.00%, 06/15/23 (c)	148,792
640,000	5.00%, 06/15/23 (c)	694,272
1,115,000	5.00%, 06/15/23 (c)	1,199,383
200,000	5.00%, 06/15/23 (c)	221,482
1,620,000	5.00%, 06/15/24 (c)	1,779,343
1,195,000	5.00%, 06/15/24 (c)	1,303,506
340,000	5.00%, 06/15/25 (c)	376,370
665,000	5.00%, 06/15/25 (c)	736,840
130,000	5.25%, 06/15/23 (c)	142,641
925,000	5.25%, 06/15/23 (c)	1,019,322
505,000	5.25%, 06/15/25 (c)	571,276
	New Jersey Transportation Trust Fund Authority, Series B (RB)
3,425,000	5.00%, 06/15/21 (c)	3,570,049
835,000	5.25%, 06/15/21 (c)	877,201
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
250,000	0.00%, 12/15/25 ^	218,518
985,000	0.00%, 12/15/26 ^	832,817
185,000	0.00%, 12/15/28 ^	145,103
265,000	0.00%, 12/15/30 ^	194,650
365,000	0.00%, 12/15/31 ^	259,847
5,475,000	0.00%, 12/15/35 ^	3,371,833
2,245,000	5.25%, 12/15/24 (c)	2,552,565
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	374,897
960,000	5.00%, 12/15/24 (c)	1,075,123
295,000	5.25%, 12/15/23	336,539
100,000	Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) 5.25%, 01/01/27	120,938
1,690,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,819,369
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	578,955
2,000,000	5.00%, 01/01/28 (c)	2,296,120
1,260,000	5.00%, 01/01/28 (c)	1,475,775
360,000	5.00%, 01/01/28 (c)	424,019
750,000	5.00%, 01/01/28 (c)	879,577
	Tobacco Settlement Financing Corp., Series A (RB)
4,800,000	5.00%, 06/01/28 (c)	5,470,368
4,000,000	5.25%, 06/01/28 (c)	4,652,760
	Tobacco Settlement Financing Corp., Series B (RB)
2,315,000	3.20%, 06/01/27	2,366,578
5,300,000	5.00%, 06/01/28 (c)	5,843,091
		194,735,290

See Notes to Financial Statements

108

Principal Amount		Value
New Mexico: 0.1%
$500,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	$501,565
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	712,924
1,000,000	New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	1,127,340
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,028,910
		3,370,739
New York: 7.5%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
270,000	0.00%, 07/15/32 ^	183,125
370,000	0.00%, 07/15/33 ^	241,629
4,350,000	0.00%, 07/15/45 ^	1,716,423
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
125,000	5.00%, 07/15/26	148,175
9,980,000	5.00%, 01/15/27 (c)	11,352,949
500,000	5.00%, 01/15/27 (c)	588,010
2,350,000	5.00%, 01/15/27 (c)	2,789,262
760,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	830,216
	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
3,000,000	5.00%, 12/31/28	3,347,370
8,700,000	5.25%, 12/31/28 (c)	9,774,972
4,000,000	5.50%, 12/31/28 (c)	4,518,280
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	272,868
	Build NYC Resource Corp., New York Law School Project (RB)
695,000	4.00%, 01/01/26 (c)	722,237
1,225,000	5.00%, 01/01/26 (c)	1,367,284
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
1,050,000	4.50%, 01/01/25	1,161,657
560,000	5.00%, 11/01/24 (c)	592,379
600,000	5.00%, 01/01/25 (c)	660,732
750,000	5.25%, 11/01/24 (c)	808,920
1,145,000	5.50%, 11/01/24 (c)	1,230,589
1,100,000	Build NYC Resource Corp., South Bronx Charter School for International Cultures (RB) 5.00%, 04/15/23 (c)	1,150,578
Principal Amount		Value
New York: (continued)
$1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	$1,026,250
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Series A (RB)
950,000	4.50%, 12/02/19 (c)	949,971
65,000	4.50%, 12/02/19 (c)	65,026
400,000	5.00%, 12/02/19 (c)	400,000
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,295,000	5.00%, 12/02/19 (c)	1,295,259
335,000	5.00%, 12/02/19 (c)	335,064
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 12/02/19 (c) ^	626,600
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 11/18/19 (c)	3,283,916
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
3,655,000	5.00%, 12/02/19 (c)	3,626,783
3,905,000	5.13%, 11/18/19 (c)	3,904,844
	New Rochelle Industrial Development Agency (RB)
2,075,000	5.25%, 01/01/20 (c) (d) *	715,875
95,000	5.50%, 07/01/19 (c) #	38,000
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,083,440
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,520,000	4.75%, 12/02/19 (c)	1,542,739
110,000	5.00%, 12/02/19 (c)	111,877
650,000	5.00%, 12/02/19 (c)	659,984
100,000	5.00%, 12/02/19 (c)	100,266
825,000	5.00%, 12/02/19 (c)	827,211
120,000	5.00%, 12/02/19 (c)	120,329
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,155,220
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 12/02/19 (c)	1,502,340
600,000	5.00%, 12/02/19 (c)	617,688
410,000	New York City, Series B (GO) 5.00%, 12/01/26 (c)	499,429
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 12/02/19 (c)	5,018
	New York Counties Tobacco Trust IV (RB)
10,525,000	0.00%, 11/18/19 (c) ^	579,191
420,000	5.00%, 11/18/19 (c)	420,025
745,000	5.00%, 11/18/19 (c)	745,037

See Notes to Financial Statements

109

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New York: (continued)
$1,640,000	New York Counties Tobacco Trust V (RB) 0.00%, 11/18/19 (c) ^	$547,006
	New York Counties Tobacco Trust VI (RB)
980,000	3.75%, 06/01/26 (c)	933,421
5,500,000	5.00%, 06/01/26 (c)	5,743,925
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
24,350,000	5.00%, 11/15/24 (c)	26,871,199
3,500,000	5.15%, 11/15/24 (c)	3,923,535
3,700,000	5.38%, 11/15/24 (c)	4,168,161
1,100,000	7.25%, 11/15/24 (c)	1,309,418
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	274,171
4,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project (RB) 2.45%, 03/15/29 (c)	4,548,240
7,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,654,050
480,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	659,462
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	189,714
450,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 08/01/28 (c)	497,826
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
300,000	5.00%, 06/01/27 (c)	352,149
300,000	5.00%, 06/01/27 (c)	360,162
200,000	New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	208,450
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,288
50,000	New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/01/21 (c)	52,048
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
7,400,000	5.00%, 08/01/21 (c)	7,745,432
5,435,000	5.00%, 08/01/21 (c)	5,703,163
6,190,000	5.00%, 08/01/21	6,511,632
Principal Amount		Value
New York: (continued)
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
$1,340,000	4.00%, 07/01/24 (c)	$1,406,116
2,410,000	4.00%, 07/01/24 (c)	2,533,850
835,000	4.00%, 07/01/24 (c)	888,824
730,000	4.00%, 07/01/24 (c)	778,202
500,000	4.00%, 07/01/24 (c)	533,990
420,000	5.00%, 07/01/24 (c)	475,448
3,255,000	5.00%, 07/01/24 (c)	3,617,509
5,720,000	5.00%, 07/01/24 (c)	6,326,263
230,000	5.00%, 07/01/24 (c)	258,400
6,955,000	5.25%, 07/01/24 (c)	7,766,788
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
15,000	5.00%, 01/01/21	15,588
1,000,000	5.00%, 01/01/22	1,069,830
250,000	5.00%, 01/01/23	274,813
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,229,280
495,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 12/02/19 (c)	483,882
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
260,000	5.00%, 12/01/20	265,671
110,000	6.00%, 12/01/20 (c)	115,245
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
60,000	5.38%, 12/02/19 (c)	60,019
4,150,000	6.00%, 12/02/19 (c)	4,156,640
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,478,717
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	218,566
1,950,000	5.00%, 01/01/26 (c)	2,119,708
3,050,000	5.00%, 01/01/26 (c)	3,374,276
550,000	5.00%, 01/01/26 (c)	604,918
	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB)
345,000	5.00%, 07/01/23 (c)	241,500
2,260,000	5.00%, 07/01/23 (c)	1,582,000
1,235,000	5.00%, 07/01/23 (c)	864,500
1,710,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	1,921,630
200,000	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB) 5.00%, 06/01/21	207,546

See Notes to Financial Statements

110

Principal Amount		Value
New York: (continued)
$9,900,000	5.00%, 06/01/27 (c)	$9,854,856
5,000,000	5.00%, 06/01/27 (c)	4,991,200
5,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	5,971,850
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,050,000	4.00%, 09/15/24 (c)	1,049,958
400,000	5.00%, 09/15/24 (c)	409,112
1,200,000	5.25%, 09/15/24 (c)	1,226,280
1,000,000	5.25%, 09/15/24 (c)	1,025,830
1,000,000	5.25%, 09/15/24 (c)	1,030,450
4,000,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	4,513,280
	Westchester County Local Development Corp., Medical Center (RB)
320,000	3.75%, 11/01/25 (c)	332,426
1,445,000	5.00%, 11/01/25 (c)	1,622,851
	Westchester County Local Development Corp., Series A (RB)
565,000	5.00%, 05/01/24 (c)	629,218
1,390,000	5.50%, 05/01/24 (c)	1,559,399
4,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,681,460
		241,741,378
North Carolina: 0.3%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	280,915
1,000,000	5.00%, 06/30/25 (c)	1,106,620
1,225,000	North Carolina Medical Care Commission Retirement Facilities, Galloway Ridge, Series A (RB) 5.00%, 01/01/27 (c)	1,412,278
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	256,745
1,330,000	5.00%, 03/01/22 (c)	1,386,512
820,000	5.00%, 03/01/22 (c)	858,606
150,000	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	171,095
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	585,624
250,000	5.00%, 10/01/24 (c)	277,828
250,000	5.00%, 10/01/24 (c)	274,083
1,395,000	6.00%, 01/01/20 (c)	1,405,546
Principal Amount		Value
North Carolina: (continued)
$165,000	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	$180,894
465,000	North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	513,300
	North Carolina Turnpike Authority, Triangle Expressway System (RB)
1,000,000	5.00%, 01/01/27 (c)	1,203,650
100,000	5.00%, 01/01/29 (c)	124,735
		10,038,431
North Dakota: 0.3%
	City of Grand Forks, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,801
640,000	5.00%, 12/01/21 (c)	676,147
	City of Williston, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	270,600
1,285,000	7.75%, 09/01/23 (c) (d) *	565,400
	County of Grand Forks, Red River BioRefinery, LLC Project (RB)
1,000,000	5.00%, 09/15/28	991,470
2,500,000	5.38%, 09/15/28 (c)	2,429,000
	County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB)
2,050,000	5.00%, 06/01/28 (c)	2,300,510
750,000	5.00%, 06/01/28 (c)	845,655
		8,104,583
Ohio: 6.5%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	589,330
1,150,000	5.25%, 11/15/26 (c)	1,347,271
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
24,400,000	5.13%, 11/18/19 (c)	24,433,672
7,920,000	5.38%, 11/18/19 (c)	7,928,712
11,460,000	5.75%, 11/18/19 (c)	11,474,440
24,715,000	5.88%, 11/18/19 (c)	24,873,670
31,705,000	5.88%, 11/18/19 (c)	31,791,872
7,385,000	6.00%, 11/18/19 (c)	7,427,094
15,710,000	6.50%, 11/18/19 (c)	16,066,774
8,500,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	8,707,315
5,070,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 11/18/19 (c) ^	310,031
2,300,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 11/18/19 (c) ^	100,050
1,250,000	Butler County Port Authority, Senior Series A (RB) 6.25%, 01/15/24 (c)	1,363,050

See Notes to Financial Statements

111

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Ohio: (continued)
$1,400,000	6.38%, 01/15/24 (c)	$1,515,038
890,000	6.50%, 01/15/24 (c)	961,414
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	865,140
1,740,000	5.50%, 12/01/28 (c)	2,005,594
900,000	5.50%, 12/01/28 (c)	1,044,972
1,465,000	Columbus-Franklin County Finance Authority (RB) (SBG) 6.50%, 03/01/25 (c)	1,574,509
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	439,425
510,000	4.75%, 02/15/27 (c)	549,999
775,000	5.00%, 02/15/27 (c)	864,094
1,050,000	5.00%, 02/15/27 (c)	1,187,686
570,000	5.25%, 02/15/27 (c)	654,554
800,000	5.50%, 02/15/27 (c)	931,288
825,000	5.50%, 02/15/27 (c)	957,462
	County of Licking, Health Care Facilities, Series A (RB)
1,555,000	6.00%, 07/01/25 (c)	1,619,812
1,500,000	6.13%, 07/01/25 (c)	1,574,625
2,350,000	County of Montgomery, Trousdale Foundation Properties, Series A (RB) 6.00%, 04/01/28 (c)	2,618,769
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	766,215
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	407,980
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	1,001,597
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	428,447
2,780,000	5.00%, 01/01/26 (c)	3,072,289
300,000	5.00%, 01/01/26 (c)	343,104
250,000	5.00%, 01/01/26 (c)	282,263
500,000	Hickory Chase Community Infrastructure, Series A (RB) 5.00%, 12/01/29 (c)	516,370
	Lake County, Port and Economic Development Authority, Tapestry Wickliffe, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	2,298,054
5,000,000	6.75%, 12/01/27 (c)	5,204,500
3,865,000	Montgomery County, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	4,328,220
Principal Amount		Value
Ohio: (continued)
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
$490,000	5.00%, 02/15/23 (c)	$523,737
1,530,000	5.00%, 02/15/23 (c)	1,632,433
490,000	5.00%, 02/15/23 (c)	528,284
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,338,940
500,000	Ohio Air Quality Development Authority, American Electric Company Project, Series B (RB) 2.60%, 10/01/24 (c) (p)	505,480
10,000,000	Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	11,055,800
5,500,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	5,670,775
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	539,820
4,000,000	4.50%, 01/15/28 (c)	4,327,160
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 12/02/19 (c)	1,102,992
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	831,085
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	263,078
245,000	5.00%, 12/01/24 (c)	267,307
70,000	5.50%, 12/01/24 (c)	75,797
710,000	5.75%, 12/01/22 (c)	774,418
570,000	6.00%, 12/01/22 (c)	615,315
	State of Ohio, Portsmouth Bypass Project (RB)
800,000	5.00%, 06/30/25 (c)	895,600
1,525,000	5.00%, 06/30/25 (c)	1,686,757
1,000,000	Toledo-Lucas County Port Authority, StoryPoint Waterville Project, Series A-1 (RB) 6.38%, 01/15/24 (c)	1,073,420
		209,134,899
Oklahoma: 1.1%
	Comanche County Hospital Authority, Series A (RB)
300,000	4.25%, 07/01/22 (c)	300,726
210,000	5.00%, 07/01/22 (c)	220,101

See Notes to Financial Statements

112

Principal Amount		Value
Oklahoma: (continued)
	Holdenville Public Works Authority, Series A (RB) (AGM)
$590,000	4.30%, 11/01/24 (c)	$586,950
160,000	4.38%, 11/01/24 (c)	158,960
1,612,366	Kingfisher Hospital Authority (RB) 6.50%, 12/02/19 (c)	1,614,494
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	162,200
1,030,000	5.00%, 09/01/26 (c)	1,217,336
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
825,000	5.00%, 04/01/22 (c)	812,303
175,000	5.00%, 04/01/23	176,048
1,225,000	5.13%, 04/01/22 (c)	1,173,783
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 12/02/19 (c) (d) *	173,250
1,930,000	5.75%, 01/01/22 (c) (d) *	1,215,900
1,000,000	6.00%, 01/01/22 (c) (d) *	630,000
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	841,596
400,000	5.00%, 08/15/28 (c)	489,640
4,100,000	5.25%, 08/15/28 (c)	4,868,422
2,900,000	5.25%, 08/15/28 (c)	3,469,995
8,500,000	5.50%, 08/15/28 (c)	10,136,165
2,800,000	5.50%, 08/15/28 (c)	3,360,504
	Payne County Economic Development Authority, Series A (RB)
239,568	6.00%, 11/01/26 (d) *	1,988
332,734	6.63%, 11/01/26 (c) (d) *	2,762
1,996,401	6.88%, 11/01/26 (c) (d) *	16,570
1,863,308	7.00%, 11/01/26 (c) (d) *	15,465
765,287	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/21/19 (c) (d) *	6,352
998,201	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 11/21/19 (c) (d) *	8,285
375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	390,533
2,125,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,392,729
		34,443,057
Oregon: 0.7%
	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series A (RB)
500,000	5.00%, 05/15/25 (c)	549,385
425,000	5.00%, 05/15/25 (c)	467,887
605,000	5.00%, 05/15/25 (c)	667,666
Principal Amount		Value
Oregon: (continued)
$500,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-3 (RB) 2.60%, 11/21/19 (c)	$500,115
	Clackamas County Hospital Facility Authority, Willamette View Project, Series A (RB)
500,000	5.00%, 11/15/25 (c)	566,320
760,000	5.00%, 11/15/25 (c)	862,638
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c)	7,067,775
8,500,000	6.50%, 04/01/28 (c)	8,010,145
500,000	Polk County Hospital Facility Authority, Dallas Retirement Village Project (RB) 5.38%, 07/01/25 (c)	517,320
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,105,980
500,000	5.00%, 11/15/24 (c)	551,755
300,000	5.00%, 11/15/24 (c)	335,232
		21,202,218
Pennsylvania: 3.0%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 12/02/19 (c)	1,515,473
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	459,974
730,000	6.75%, 11/15/19 (c)	732,920
1,100,000	6.75%, 12/01/21 (c)	1,158,267
600,000	6.88%, 11/15/19 (c)	602,250
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	1,021,310
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,235,300
250,000	5.00%, 05/01/27 (c)	288,033
500,000	5.00%, 05/01/28 (c)	563,685
250,000	5.00%, 05/01/28 (c)	291,515
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,020,593
150,000	5.00%, 05/01/22 (c)	158,624
3,980,000	5.00%, 05/01/22 (c)	4,170,005
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,139,430

See Notes to Financial Statements

113

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Pennsylvania: (continued)
	Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
$1,590,000	4.25%, 11/01/27 (c)	$1,627,890
3,505,000	5.00%, 11/01/27 (c)	3,735,314
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	474,553
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	426,604
400,000	5.13%, 03/01/28 (c)	426,032
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,643,558
440,000	6.00%, 06/01/26 (c)	505,520
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	416,188
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	522,755
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
3,000,000	5.00%, 10/15/27 (c)	3,371,670
500,000	5.00%, 10/15/27	565,425
3,850,000	5.13%, 10/15/27 (c)	4,274,963
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	318,364
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
395,000	5.13%, 06/01/26 (c)	420,221
720,000	5.25%, 08/15/20 (c)	691,862
800,000	6.13%, 08/15/20 (c)	802,112
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	104,156
100,000	5.00%, 01/01/22	107,669
840,000	5.00%, 01/01/23 (c)	924,689
1,080,000	5.00%, 01/01/23 (c)	1,191,175
	Franklin County Industrial Development Authority, Menno-Haven, Inc. (RB)
215,000	5.00%, 12/01/25 (c)	233,389
500,000	5.00%, 12/01/25 (c)	544,770
200,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 5.00%, 07/01/26 (c)	211,552
Principal Amount		Value
Pennsylvania: (continued)
$1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	$1,092,140
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,125,641
205,000	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB) 4.25%, 01/15/25 (c)	218,366
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	155,505
870,000	5.25%, 01/01/25 (c)	896,857
820,000	5.38%, 01/01/25 (c)	848,077
	Moon Industrial Development Authority, Baptist Homes Society (RB)
300,000	5.63%, 07/01/25 (c)	327,624
590,000	6.00%, 07/01/25 (c)	640,174
	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB)
1,000,000	5.25%, 06/01/26	1,038,740
3,000,000	5.75%, 06/01/26 (c)	3,199,980
2,950,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	3,190,012
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
1,440,000	6.50%, 12/01/28 (c)	1,456,618
5,470,000	6.75%, 12/01/28 (c)	5,532,413
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,775,215
170,000	5.00%, 12/31/20	176,224
45,000	5.00%, 12/31/22	49,190
125,000	5.00%, 12/31/23	139,873
550,000	5.00%, 12/31/24	628,986
1,105,000	5.00%, 12/31/25	1,290,110
3,200,000	5.00%, 06/30/26 (c)	3,648,832
575,000	5.00%, 06/30/26 (c)	671,589
935,000	5.00%, 06/30/26 (c)	1,097,774
500,000	5.00%, 06/30/26 (c)	581,885
500,000	5.00%, 06/30/26 (c)	565,350
1,965,000	5.00%, 06/30/26 (c)	2,260,025
410,000	5.00%, 06/30/26 (c)	475,006
870,000	5.00%, 06/30/26	1,024,016

See Notes to Financial Statements

114

Principal Amount		Value
Pennsylvania: (continued)
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
$230,000	4.00%, 11/01/22 (c)	$226,789
250,000	5.00%, 11/01/22 (c)	260,490
330,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	363,498
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,154,300
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	463,852
440,000	6.50%, 06/01/25 (c)	465,612
415,000	6.63%, 06/01/25 (c)	440,606
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,122,420
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	834,350
2,500,000	5.00%, 07/01/27 (c)	2,753,450
1,000,000	5.00%, 07/01/27 (c)	1,109,170
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,166,860
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,455,152
220,000	5.00%, 07/01/27 (c)	257,451
2,020,000	5.63%, 07/01/22 (c)	2,191,033
1,275,000	5.63%, 07/01/22 (c)	1,389,520
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 11/21/19 (c)	749,677
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	258,170
	Susquehanna Area Regional Airport Authority, Series A (RB)
650,000	5.00%, 01/01/23 (c)	708,845
1,500,000	5.00%, 01/01/23	1,641,120
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,253,209
Principal Amount		Value
Pennsylvania: (continued)
$175,000	Wilson School District (GO) (SAW) 4.00%, 05/15/21 (c)	$182,270
		95,451,876
Puerto Rico: 4.0%
5,920,000	Children’s Trust, Tobacco Settlement (RB) 5.63%, 12/02/19 (c)	6,024,843
23,000,000	Children’s Trust, Tobacco Settlement, Series A (RB) 0.00%, 12/02/19 (c) ^	3,266,230
	Children’s Trust, Tobacco Settlement, Series B (RB)
50,000,000	0.00%, 12/02/19 (c) ^	1,585,500
100,000,000	0.00%, 12/02/19 (c) ^	4,938,000
25,000,000	0.00%, 12/02/19 (c) ^	1,844,750
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	25,844
1,080,000	4.25%, 07/01/22 (c)	1,105,650
500,000	5.00%, 07/01/21	519,375
5,145,000	5.00%, 07/01/22 (c)	5,370,094
80,000	5.00%, 07/01/22	83,700
885,000	5.13%, 07/01/22 (c)	925,931
1,000,000	5.25%, 07/01/22 (c)	1,051,250
1,055,000	5.25%, 07/01/22 (c)	1,111,706
6,040,000	5.25%, 07/01/22 (c)	6,334,450
1,000,000	5.50%, 07/01/22 (c)	1,061,250
3,195,000	5.75%, 07/01/22 (c)	3,398,681
3,060,000	6.00%, 12/02/19 (c)	3,102,075
2,835,000	6.00%, 12/02/19 (c)	2,873,981
6,505,000	6.00%, 07/01/22 (c)	6,935,956
200,000	6.13%, 07/01/24	216,250
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 12/02/19 (c)	102,625
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
500,000	5.00%, 12/02/19 (c)	500,490
100,000	5.13%, 04/01/22 (c)	101,338
100,000	5.38%, 04/01/22 (c)	101,250
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c)	488,325
500,000	5.00%, 10/01/22 (c)	491,925

See Notes to Financial Statements

115

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Puerto Rico: (continued)
$20,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) 5.00%, 01/01/20 (c)	$20,012
	Puerto Rico Sales Tax Financing Corp. (RB)
14,383,000	0.00%, 07/01/28 (c) ^	3,757,559
193,279	0.00%, 08/01/47 ^	51,147
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
1,662,000	0.00%, 07/01/24 ^	1,458,438
3,029,000	0.00%, 07/01/27 ^	2,426,714
7,927,000	0.00%, 07/01/28 (c) ^	4,994,644
8,574,000	0.00%, 07/01/28 (c) ^	5,966,046
1,322,000	0.00%, 07/01/28 (c) ^	988,314
1,212,000	4.33%, 07/01/28 (c)	1,233,198
2,095,000	4.33%, 07/01/28 (c)	2,131,642
2,000,000	4.78%, 07/01/28 (c)	2,065,460
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
8,529,000	0.00%, 07/01/28 (c) ^	1,664,349
3,644,000	4.50%, 07/01/25 (c)	3,894,270
6,692,000	4.55%, 07/01/28 (c)	6,856,757
8,860,000	4.75%, 07/01/28 (c)	9,173,644
28,749,000	5.00%, 07/01/28 (c)	30,252,573
		130,496,236
Rhode Island: 0.4%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	116,657
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	743,967
250,000	5.00%, 05/15/23	278,235
690,000	5.00%, 05/15/26 (c)	791,271
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 11/18/19 (c) ^	3,291,754
115,000	5.00%, 06/01/23	127,980
2,750,000	5.00%, 06/01/25 (c)	3,063,362
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	2,076,820
2,000,000	5.00%, 06/01/25 (c)	2,137,120
		12,627,166
South Carolina: 0.3%
25,000,000	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	2,508,000
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	548,665
500,000	5.00%, 11/01/24 (c)	552,145
500,000	5.00%, 11/01/24 (c)	556,390
Principal Amount		Value
South Carolina: (continued)
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
$500,000	5.75%, 12/15/26 (c)	$557,945
500,000	5.75%, 12/15/26 (c)	563,910
320,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	332,128
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
795,000	4.00%, 11/15/24 (c)	819,796
450,000	4.00%, 11/15/24 (c)	463,775
3,280,000	5.25%, 11/15/24 (c)	3,607,574
		10,510,328
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	792,067
500,000	5.00%, 11/01/26 (c)	526,180
		1,318,247
Tennessee: 1.0%
	Blount County, Health and Educational Facilities Board, Series A (RB)
1,000,000	5.00%, 01/01/25 (c)	1,048,330
1,150,000	5.00%, 01/01/25 (c)	1,222,381
3,135,000	Board of the City of Franklin, Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	3,490,258
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	2,067,300
8,000,000	5.13%, 12/01/26 (c)	8,218,560
1,500,000	Chattanooga Health Educational & Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	1,774,680
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
750,000	5.00%, 10/01/24 (c)	832,860
615,000	5.00%, 10/01/24 (c)	679,071
775,000	5.00%, 10/01/24 (c)	867,589
120,000	Johnson City Health and Educational Facilities Board, Series A (RB) 0.00%, 07/01/27 ^	100,080
	Knox County Health Educational and Housing Facility Board (RB)
295,000	4.00%, 09/01/26 (c)	312,558
290,000	4.00%, 09/01/26 (c)	304,819
2,250,000	5.00%, 04/01/27 (c)	2,609,820
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	555,995
1,000,000	5.63%, 07/01/27 (c)	1,106,920

See Notes to Financial Statements

116

Principal Amount		Value
Tennessee: (continued)
$1,065,000	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Lipscomb University Project, Series A (RB) 5.25%, 10/01/29 (c)	$1,283,059
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Trousdale Foundation Properties, Series A (RB)
1,000,000	6.00%, 04/01/28 (c)	1,114,370
2,135,000	6.25%, 04/01/28 (c)	2,390,880
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,225,000	5.38%, 09/01/23 (c)	1,252,697
200,000	5.50%, 09/01/23 (c)	204,684
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
1,300,000	5.25%, 12/01/22 (c)	1,363,804
450,000	5.38%, 12/01/22 (c)	473,445
70,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	85,490
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	176,173
		33,535,823
Texas: 4.8%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	135,331
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
215,000	5.00%, 12/01/25 (c)	230,456
610,000	5.00%, 12/01/25 (c)	656,360
700,000	5.25%, 12/01/25 (c)	783,167
	Central Texas Regional Mobility Authority, Senior Lien (RB)
1,315,000	3.38%, 01/01/26 (c)	1,336,697
250,000	5.00%, 01/01/22	268,008
285,000	5.00%, 01/01/26 (c)	330,469
200,000	5.00%, 01/01/26 (c)	227,508
850,000	5.00%, 01/01/26 (c)	1,000,331
400,000	5.00%, 01/01/26 (c)	459,536
545,000	6.00%, 01/01/21 (c)	574,861
810,000	6.25%, 01/01/21 (c)	856,705
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,413,250
1,270,000	5.00%, 01/01/23 (c)	1,388,085
565,000	5.00%, 07/01/25 (c)	638,055
805,000	5.00%, 07/01/25 (c)	916,645
120,000	5.00%, 07/01/25 (c)	139,733
Principal Amount		Value
Texas: (continued)
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
$360,000	5.00%, 01/01/23 (c)	$389,675
400,000	5.00%, 01/01/23 (c)	436,804
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	28,971
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,197,784
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,630,000	4.75%, 07/01/24	8,299,685
650,000	5.00%, 07/01/24 (c)	726,407
1,000,000	5.00%, 07/15/28	1,197,820
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,235,160
600,000	5.00%, 07/15/25 (c)	674,454
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	794,744
610,000	5.50%, 08/15/25 (c)	668,963
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.75%, 08/15/25 (c)	557,000
500,000	6.00%, 08/15/25 (c)	557,945
3,010,000	6.13%, 08/15/25 (c)	3,358,347
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	902,734
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	405,014
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,720,992
	Harris County, Houston Sports Authority, Series A-3 (RB)
335,000	0.00%, 11/15/24 (c) ^	151,108
100,000	0.00%, 11/15/24 (c) ^	57,412
	Harris County, Houston Sports Authority, Series H (RB)
250,000	0.00%, 11/15/23 ^	228,810
675,000	0.00%, 11/15/23 ^	633,258
495,000	0.00%, 11/15/25 ^	429,749
590,000	0.00%, 11/15/27 ^	481,540
1,405,000	0.00%, 11/15/29 ^	1,060,972
115,000	0.00%, 11/15/30 ^	83,235
150,000	0.00%, 11/15/31 (c) ^	72,360
100,000	0.00%, 11/15/31 (c) ^	66,156
145,000	0.00%, 11/15/31 (c) ^	61,487
490,000	0.00%, 11/15/31 (c) ^	182,300
170,000	0.00%, 11/15/31 (c) ^	67,529

See Notes to Financial Statements

117

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Texas: (continued)
$675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	$730,822
	Love Field Airport Modernization Corp., Southwest Airlines Co. (RB)
450,000	5.00%, 11/01/22 (c)	489,506
280,000	5.00%, 11/01/22	308,804
895,000	5.25%, 11/01/20 (c)	926,173
175,000	Matagorda County District No. 1, Pollution Control, Series A (RB) (AMBAC) 4.40%, 05/01/30	207,764
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	122,921
	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB)
770,000	5.00%, 02/15/26 (c)	778,624
700,000	5.13%, 02/15/24 (c)	708,925
1,150,000	5.13%, 02/15/24 (c)	1,125,240
235,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	202,389
1,160,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series A (RB) 7.25%, 12/01/25 (c)	1,228,637
750,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) 12.00%, 12/01/25 (c)	770,542
50,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	49,906
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	238,818
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,600,890
3,020,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus II, LLC, Series A (RB) 5.00%, 04/01/26 (c)	3,033,016
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,399,337
Principal Amount		Value
Texas: (continued)
$250,000	4.25%, 08/15/21 (c)	$255,370
1,000,000	5.00%, 08/15/21 (c)	1,020,930
1,000,000	5.13%, 08/15/21 (c)	1,022,890
	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB)
250,000	5.25%, 02/15/23 (c)	264,530
1,515,000	6.00%, 02/15/23 (c)	1,606,021
1,000,000	6.00%, 02/15/23 (c)	1,076,810
2,950,000	New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project (RB) 5.00%, 01/01/24 (c)	3,197,534
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,569,266
100,000	5.00%, 11/15/24 (c)	110,253
	New Hope Cultural Education Facilities Finance Corp., MRC Senior Living-The Langford Project, Series A (RB)
975,000	5.38%, 11/15/26 (c)	1,047,169
2,275,000	5.50%, 11/15/26 (c)	2,412,205
750,000	5.50%, 11/15/26 (c)	798,945
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	107,592
440,000	5.00%, 07/01/25 (c)	407,827
100,000	5.00%, 07/01/25 (c)	92,995
500,000	5.00%, 07/01/25 (c)	466,025
2,000,000	Newark Higher Education Finance Corp., Series A (RB) 5.13%, 08/15/22 (c)	2,050,580
1,050,000	North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,181,040
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	670,920
400,000	5.00%, 01/01/26 (c)	450,208
500,000	Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	525,885
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	424,016
400,000	5.00%, 08/15/26 (c)	430,912
2,150,000	Red River Health Facilities Development Corp., MRC Crossing Project, Series A (RB) 8.00%, 11/15/24 (c)	2,558,822

See Notes to Financial Statements

118

Principal Amount		Value
Texas: (continued)
$1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	$1,146,197
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,475,000
750,000	Tarrant County Cultural Education Facilities Finance Corp. Series A (RB) 5.00%, 11/15/25 (c)	799,755
1,540,000	Tarrant County Cultural Education Facilities Finance Corp. Series B (RB) 5.00%, 11/15/25 (c)	1,624,315
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,079,420
125,000	5.00%, 05/15/24 (c)	136,416
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series A (RB)
100,000	5.25%, 11/15/25 (c) (d) *	70,000
800,000	5.50%, 11/15/25 (c) (d) *	560,000
690,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 12/02/19 (c) (d) *	483,000
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
4,850,000	6.63%, 05/15/27 (c)	5,616,057
2,150,000	6.75%, 05/15/27 (c)	2,463,448
1,000,000	6.75%, 05/15/27 (c)	1,149,240
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
1,595,000	6.38%, 02/15/27 (c)	1,776,686
3,010,000	6.38%, 02/15/27 (c)	3,344,983
2,130,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c)	2,266,000
2,975,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	3,140,112
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB)
240,000	8.00%, 12/02/19 (c) (d) *	228,000
170,000	8.25%, 12/02/19 (c) (f)	161,500
1,480,000	8.25%, 12/02/19 (c) (f)	1,406,000
Principal Amount		Value
Texas: (continued)
$891,899	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c)	$8,919
1,375,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 12/02/19 (c) (f)	1,306,250
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,490,000	5.00%, 12/15/21	1,593,585
1,265,000	5.00%, 12/15/22 (c)	1,377,560
1,720,000	5.00%, 12/15/22 (c)	1,877,002
1,285,000	5.00%, 12/15/22 (c)	1,396,923
175,000	5.00%, 12/15/22 (c)	189,730
790,000	5.00%, 12/15/22 (c)	857,821
750,000	5.00%, 12/15/22 (c)	819,967
1,280,000	5.00%, 12/15/22 (c)	1,407,898
1,715,000	5.00%, 12/15/22	1,886,208
1,445,000	5.00%, 12/15/22 (c)	1,587,607
1,245,000	5.00%, 12/15/22 (c)	1,362,989
1,360,000	5.00%, 12/15/22 (c)	1,491,893
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
250,000	5.00%, 12/31/25 (c)	278,148
460,000	5.00%, 12/31/25 (c)	512,997
230,000	5.00%, 12/31/25 (c)	258,039
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	155,874
1,785,000	7.00%, 06/30/20 (c)	1,851,848
1,095,000	7.50%, 06/30/20 (c)	1,141,888
1,070,000	7.50%, 06/30/20 (c)	1,116,181
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5,000,000	5.00%, 06/30/29 (c)	5,832,700
515,000	7.00%, 09/01/23 (c)	604,152
230,000	7.50%, 12/31/19 (c)	232,415
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,992,044
1,500,000	5.00%, 08/15/24 (c)	1,676,265
600,000	5.00%, 08/15/24 (c)	681,510
850,000	5.00%, 08/15/24 (c)	962,353
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,036,240
1,000,000	6.25%, 09/01/25 (c)	1,037,860
1,000,000	6.38%, 09/01/25 (c)	1,044,020
4,980,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	4,194,106
		156,453,792

See Notes to Financial Statements

119

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Utah: 0.3%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
$1,500,000	5.25%, 06/15/27 (c)	$1,577,700
6,505,000	5.38%, 06/15/27 (c)	6,795,643
		8,373,343
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,148,917
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	998,643
		2,147,560
Virgin Islands: 1.0%
720,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) 4.25%, 12/02/19 (c)	728,028
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
450,000	4.50%, 10/01/24 (c)	418,500
1,500,000	5.00%, 10/01/24 (c)	1,500,000
4,250,000	5.00%, 10/01/24 (c)	4,210,135
185,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 12/02/19 (c)	185,000
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
110,000	6.63%, 12/02/19 (c)	110,279
1,840,000	6.75%, 12/02/19 (c)	1,843,533
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4,265,000	5.00%, 10/01/20 (c)	4,283,681
3,870,000	5.00%, 10/01/20 (c)	3,894,497
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
155,000	4.50%, 12/02/19 (c)	154,225
1,125,000	5.00%, 12/02/19 (c)	1,126,406
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
1,270,000	5.00%, 12/02/19 (c)	1,272,388
1,085,000	5.00%, 12/02/19 (c)	1,085,684
465,000	5.00%, 10/01/20 (c)	467,530
3,135,000	5.25%, 10/01/20 (c)	3,152,054
Principal Amount		Value
Virgin Islands: (continued)
$270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 12/02/19 (c)	$270,675
	Virgin Islands Water and Power Authority, Series A (RB)
315,000	4.00%, 07/01/21	305,433
330,000	5.00%, 12/02/19 (c)	320,183
65,000	5.00%, 12/02/19 (c)	62,563
	Virgin Islands Water and Power Authority, Series B (RB)
170,000	5.00%, 12/02/19 (c)	160,225
5,410,000	5.00%, 12/02/19 (c)	5,017,775
1,170,000	5.00%, 12/02/19 (c)	1,117,350
1,070,000	5.00%, 12/02/19 (c)	1,013,825
		32,699,969
Virginia: 1.4%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	665,600
1,000,000	5.00%, 01/01/23 (c)	1,041,700
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	532,800
1,000,000	Botetourt County, Series A (RB) 6.00%, 07/01/24 (c)	1,107,910
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	226,065
	Cherry Hill Community Development Authority, Potomac Shores Project (SA)
200,000	5.15%, 03/01/25 (c)	211,020
500,000	5.40%, 03/01/25 (c)	528,090
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 11/01/23	1,137,270
1,000,000	5.00%, 07/01/26 (c)	1,146,450
1,025,000	5.00%, 07/01/26 (c)	1,173,184
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	665,561
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	407,698
240,000	City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	253,831
	City of Newport News, Economic Development Authority, Residential Care Facilities (RB)
650,000	3.13%, 12/01/25 (c)	651,599
3,000,000	5.00%, 12/01/25 (c)	3,245,970

See Notes to Financial Statements

120

Principal Amount		Value
Virginia: (continued)
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
$1,450,000	6.63%, 03/01/21 (c)	$1,522,935
1,000,000	6.88%, 03/01/21 (c)	1,051,650
	Farmville Industrial Development Authority, Series A (RB) (AMBAC)
500,000	5.00%, 01/01/29 (c)	562,725
500,000	5.00%, 01/01/29 (c)	566,920
500,000	5.00%, 01/01/29 (c)	568,685
	Hanover County Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	541,325
500,000	5.00%, 07/01/24 (c)	542,005
	Hanover County, Economic Development Authority, Series A (RB)
260,000	4.00%, 07/01/22	266,828
1,500,000	5.00%, 07/01/22 (c)	1,552,335
1,500,000	5.00%, 07/01/22 (c)	1,554,645
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,750,665
	Peninsula Town Center Community Development Authority (RB)
2,500,000	5.00%, 09/01/27 (c)	2,770,225
500,000	5.00%, 09/01/27 (c)	561,810
1,000,000	Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	1,046,150
1,000,000	Roanoke County Economic Development Authority, Series B (RB) 4.63%, 09/01/24 (c) (p)	1,023,600
2,000,000	Tobacco Settlement Financing Corp., Series B-1 (RB) 5.00%, 11/18/19 (c)	2,005,440
17,265,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 11/18/19 (c) ^	2,016,897
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,000,000	5.00%, 07/01/25 (c)	2,138,920
1,000,000	5.00%, 07/01/25 (c)	1,085,970
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	334,050
1,760,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 12/02/19 (c)	1,708,080
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	827,480
1,550,000	6.00%, 07/01/22 (c)	1,717,338
Principal Amount		Value
Virginia: (continued)
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
$1,000,000	5.00%, 01/01/22 (c)	$1,064,330
300,000	5.00%, 01/01/22 (c)	319,764
1,450,000	5.00%, 01/01/22 (c)	1,545,526
2,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	2,125,400
		46,766,446
Washington: 1.1%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,028,590
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	279,790
250,000	5.25%, 01/01/28 (c)	277,433
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,057,210
500,000	5.75%, 12/01/25 (c)	531,410
500,000	6.00%, 12/01/25 (c)	531,555
250,000	6.25%, 12/01/25 (c)	264,865
	Klickitat County Public Hospital District No. 2 (RB)
1,000,000	5.00%, 12/01/27 (c)	1,004,070
1,170,000	5.00%, 12/01/27 (c)	1,182,425
1,415,000	5.00%, 12/01/27 (c)	1,433,989
2,000,000	Washington Economic Development Finance Authority, Columbia Pulp I, LLC Project, Series A (RB) 7.50%, 01/01/28 (c)	2,054,840
300,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	313,773
1,650,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 5.00%, 07/01/25 (c)	1,857,042
100,000	Washington Health Care Facilities Authority, Commonspirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	108,255
2,500,000	Washington Health Care Facilities Authority, Commonspirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	2,957,800
	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
500,000	5.00%, 08/15/27 (c)	576,980
205,000	5.00%, 08/15/27 (c)	237,720

See Notes to Financial Statements

121

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Washington: (continued)
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
$1,000,000	5.00%, 07/01/24 (c)	$1,075,990
1,000,000	5.00%, 07/01/24 (c)	1,078,230
150,000	5.00%, 07/01/24 (c)	163,770
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	530,620
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	216,694
1,640,000	6.75%, 07/01/25 (c)	1,793,291
2,000,000	7.00%, 07/01/25 (c)	2,185,580
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
150,000	5.50%, 11/21/19 (c)	150,102
1,350,000	6.50%, 07/01/25 (c)	1,467,301
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,181,290
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
150,000	3.75%, 07/01/26	154,925
825,000	5.00%, 01/01/25 (c)	924,181
2,495,000	5.00%, 01/01/25 (c)	2,753,033
1,500,000	5.00%, 01/01/25 (c)	1,658,910
1,000,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project (RB) 5.00%, 01/01/26 (c)	1,057,100
1,000,000	Washington State Housing Finance Commission, Transforming Age Project, Series A (RB) 5.00%, 07/01/26 (c)	1,085,250
	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,329,125
500,000	5.00%, 07/01/26 (c)	533,160
		35,036,299
West Virginia: 0.3%
325,000	Brooke County Commission, Series A (RB) 6.75%, 04/01/21 (c)	329,225
560,000	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 4.00%, 06/01/22 (c)	573,070
530,000	Glenville State College Board of Governors (RB) 5.25%, 06/01/27 (c)	558,037
Principal Amount		Value
West Virginia: (continued)
	Ohio County Development Authority, Sports Complex Project (RB)
$1,000,000	5.00%, 09/01/28 (c)	$1,031,610
2,750,000	5.00%, 09/01/28 (c)	2,902,377
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
3,395,000	6.50%, 11/18/19 (c)	1,986,075
2,230,000	6.50%, 11/18/19 (c)	1,304,550
2,720,000	6.75%, 11/18/19 (c)	1,591,200
		10,276,144
Wisconsin: 2.9%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	591,795
17,500,000	7.00%, 12/01/27 (c)	20,958,175
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	119,128
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,099,300
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	267,005
	Public Finance Authority, Cedars Nursing Care Center (RB)
455,000	4.25%, 05/01/27 (c)	461,156
1,000,000	5.50%, 05/01/27 (c)	1,008,820
2,500,000	5.75%, 05/01/27 (c)	2,525,475
3,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	3,276,600
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	516,513
500,000	5.13%, 02/01/26 (c)	517,905
	Public Finance Authority, Corvian Community School Project, Series A (RB)
580,000	4.25%, 06/15/24 (c)	600,120
800,000	5.00%, 06/15/24 (c)	824,528
1,000,000	5.13%, 06/15/24 (c)	1,030,350
2,000,000	Public Finance Authority, Denver International Airport Great Hall (RB) 5.00%, 09/30/27 (c)	2,056,260
1,000,000	Public Finance Authority, Friends Homes (RB) 5.00%, 09/01/26 (c)	1,099,800
1,500,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	1,618,155
6,250,000	Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	7,724,125

See Notes to Financial Statements

122

Principal Amount		Value
Wisconsin: (continued)
$2,500,000	Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c)	$2,218,275
	Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB)
500,000	6.25%, 01/01/28 (c)	527,310
2,000,000	6.38%, 01/01/28 (c)	2,111,660
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,120,470
3,275,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	3,669,310
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	551,550
2,900,000	Public Finance Authority, Nevada State College (RB) 5.00%, 05/01/29 (c)	3,117,645
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
2,150,000	5.00%, 06/15/26 (c)	2,099,453
5,000,000	5.00%, 06/15/26 (c)	5,030,500
	Public Finance Authority, Penick Village (RB)
500,000	4.00%, 09/01/26 (c)	523,145
500,000	5.00%, 09/01/26 (c)	537,720
500,000	5.00%, 09/01/26 (c)	542,785
500,000	5.00%, 09/01/26 (c)	547,005
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	507,110
1,000,000	Public Finance Authority, Prime Healthcare Foundation, Series A (RB) 5.35%, 12/01/27 (c)	1,169,850
610,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	640,177
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,550,608
300,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	314,268
Principal Amount		Value
Wisconsin: (continued)
$3,155,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	$3,258,421
	Public Finance Authority, Whitestone (RB)
2,580,000	5.00%, 03/01/28 (c)	2,814,445
1,250,000	5.00%, 03/01/28 (c)	1,391,975
100,000	Wisconsin Health and Educational Facilities Authority, Series A (RB) 5.25%, 08/01/25 (c)	109,282
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	830,737
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc., Series B (RB)
1,095,000	5.00%, 07/01/23 (c)	1,170,818
1,000,000	5.00%, 07/01/23 (c)	1,070,910
550,000	Wisconsin Health and Educational Facilities Authority, Mile Bluff Medical Center, Inc. (RB) 5.13%, 05/01/24 (c)	594,919
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,204,502
1,975,000	5.38%, 02/01/23 (c)	2,030,043
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,041,363
1,250,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	1,374,850
		93,966,316
Total Municipal Bonds: 97.8% (Cost: $3,053,376,960)		3,164,414,567
Other assets less liabilities: 2.2%		72,833,515
NET ASSETS: 100.0%		$3,237,248,082

See Notes to Financial Statements

123

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(f)	On the last coupon date only partial interest was paid
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $38,000 which represents 0.0% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	7.6%	$239,688,303
Health Care	23.0	726,943,331
Housing	2.2	70,771,810
Industrial Revenue	17.3	546,474,555
Leasing	6.2	197,010,683
Local	6.8	214,549,494
Power	0.4	12,928,662
Solid Waste/Resource Recovery	0.2	7,715,666
Special Tax	9.3	294,327,741
State	3.7	117,155,459
Tobacco	14.3	452,904,663
Transportation	6.7	212,097,409
Water & Sewer	2.3	71,846,791
	100.0%	$3,164,414,567

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$3,164,414,567	$—	$3,164,414,567

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

124

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 0.6%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 12/02/19 (c)	$152,097
150,000	6.45%, 12/02/19 (c)	152,097
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,079,220
		1,383,414
American Samoa: 0.3%
	American Samoa Economic Development Authority, Series A (RB)
400,000	6.00%, 09/01/23	416,388
250,000	6.50%, 09/01/28	279,312
		695,700
Arizona: 1.6%
125,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB) 5.00%, 02/01/21	130,613
	Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
250,000	4.75%, 07/01/23 (c)	267,610
200,000	5.00%, 07/01/26	224,104
500,000	Arizona Industrial Development Authority, Doral Academy-Fire Mesa and Red Rock Campus, Series A (RB) 3.55%, 07/15/27 (c)	517,715
500,000	Arizona Industrial Development Authority, Leman Academy of Excellence-East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	507,875
1,000,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	1,043,470
500,000	Industrial Development Authority of the City of Phoenix, Series A (RB) 4.00%, 07/01/25	530,105
250,000	Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.13%, 06/15/22 (c)	255,055
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	69,852
200,000	5.25%, 12/01/23	227,324
65,000	5.25%, 12/01/24	75,763
10,000	5.25%, 12/01/28	12,600
		3,862,086
California: 6.2%
195,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series C (RB) 5.00%, 05/01/21 (c)	205,854
Principal
Amount		Value
California: (continued)
	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
$500,000	5.00%, 05/01/27	$617,395
500,000	5.00%, 05/01/29	636,010
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	425,137
320,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB) 5.63%, 12/02/19 (c)	322,320
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	60,983
50,000	5.00%, 02/01/27	61,694
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
	5.00%, 03/01/25	514,300
	California Municipal Finance Authority, LINXS APM Project, Series A (RB)
545,000	5.00%, 06/30/27	663,341
220,000	5.00%, 06/30/28	271,872
400,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 3.88%, 07/01/28	421,192
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Series A-1 (RB) 3.38%, 07/01/25	435,648
735,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	739,579
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
250,000	3.00%, 05/01/28 (c)	269,767
300,000	5.00%, 09/01/21	321,021
	California Statewide Communities Development Authority (RB)
200,000	5.00%, 07/01/24	217,706
250,000	5.00%, 07/01/29	290,387
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
150,000	3.00%, 11/01/22	151,977
500,000	3.50%, 11/01/27	539,360
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 12/02/19 (c)	179,114
430,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 12/02/19 (c)	428,349

See Notes to Financial Statements

125

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value
California: (continued)
$500,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 3.00%, 06/01/29	$513,950
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	408,261
500,000	California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.63%, 12/01/23 (p)	519,460
30,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	31,190
500,000	City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	602,005
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	411,229
250,000	County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	311,145
115,000	County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	149,002
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	160,905
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	122,659
110,000	5.00%, 06/01/25	127,656
250,000	5.00%, 06/01/26	295,312
110,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	132,823
230,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	264,206
265,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	349,861
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	181,668
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,361,212
	Palomar Health (RB)
250,000	5.00%, 11/01/25	293,465
90,000	5.00%, 11/01/26 (c)	106,738
Principal
Amount		Value
California: (continued)
$250,000	Port of Oakland (RB) 5.00%, 11/01/23	$285,465
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	126,346
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	126,485
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	93,906
120,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	131,136
250,000	Tobacco Securitization Authority of Southern California, Series B-1 (RB) 2.25%, 06/01/29	254,758
35,000	Vernon Electric System, Series A (RB) 5.13%, 12/02/19 (c)	35,123
370,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	281,200
		15,450,172
Colorado: 3.6%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	535,450
295,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	366,927
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	517,575
1,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	1,235,180
200,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	211,802
150,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 12/02/19 (c)	150,260
85,000	Colorado Health Facilities Authority, NCMC, Inc. Project (RB) 5.00%, 05/15/26 (c)	103,618
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	1,002,790
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	164,790

See Notes to Financial Statements

126

Principal
Amount		Value
Colorado: (continued)
$120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	$131,572
2,500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	2,668,725
1,425,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	1,462,620
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	179,458
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	210,152
		8,940,919
Connecticut: 1.6%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	452,636
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	257,937
250,000	5.50%, 02/01/23	262,987
	State of Connecticut, Series B (GO)
200,000	5.00%, 04/15/22 (c)	216,664
250,000	5.00%, 04/15/28	312,502
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	258,252
100,000	5.00%, 11/01/21 (c)	107,078
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 09/01/26 (c)	304,492
500,000	Town of Hamden (RB) 5.00%, 01/01/26 (c)	559,260
	University of Connecticut, Series A (RB)
815,000	5.00%, 02/15/21 (c)	851,178
380,000	5.00%, 03/15/25	449,430
		4,032,416
District of Columbia: 0.1%
250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	262,752
Florida: 6.8%
500,000	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB) 4.50%, 01/01/29 (c)	529,615
400,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	417,632
1,000,000	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB) 4.00%, 12/01/28	1,003,880
Principal
Amount		Value
Florida: (continued)
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
$400,000	5.00%, 06/15/25	$420,580
160,000	5.50%, 06/15/22	162,938
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	260,922
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
2,750,000	6.25%, 01/01/20 (c) (p)	2,619,375
3,250,000	6.38%, 01/01/20 (c) (p)	3,074,305
5,750,000	6.50%, 01/01/20 (c) (p)	5,417,707
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	136,015
265,000	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	277,309
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	280,892
250,000	5.00%, 10/01/24	287,362
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	260,105
500,000	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	567,610
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	142,376
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	298,945
305,000	South Miami Health Facilities Authority (RB) 3.00%, 08/15/27 (c)	320,009
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	529,500
		17,007,077
Georgia: 2.1%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
250,000	6.00%, 01/01/23	255,958
500,000	6.50%, 01/01/28 (c)	534,630
	Burke County Development Authority (RB)
250,000	2.25%, 05/25/23 (p)	254,193
250,000	2.93%, 03/12/24 (p)	261,420

See Notes to Financial Statements

127

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value
Georgia: (continued)
$1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	$1,043,460
250,000	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	259,385
	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
500,000	3.00%, 04/01/24	500,715
500,000	4.00%, 04/01/26 (c)	528,490
160,000	Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	184,122
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25 (d) *	219,278
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	148,363
135,000	5.50%, 09/15/25	162,667
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	285,097
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	508,395
		5,146,173
Guam: 0.9%
480,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	501,346
300,000	Guam Government, Business Privilege Tax, Series A (RB) 5.00%, 01/01/22 (c)	317,241
360,000	Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	413,006
1,000,000	Guam Government, Series A (RB) 5.00%, 12/01/24	1,134,820
		2,366,413
Hawaii: 0.0%
90,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 12/02/19 (c)	90,284
Illinois: 19.2%
	Chicago Board of Education, Series A (GO)
250,000	0.00%, 12/01/22 ^	231,938
160,000	0.00%, 12/01/24 ^	140,770
260,000	0.00%, 12/01/26 ^	214,302
435,000	0.00%, 12/01/28 ^	334,076
150,000	4.00%, 12/01/20	153,173
500,000	4.00%, 12/01/22	525,325
200,000	5.00%, 12/01/28 (c)	242,488
250,000	5.00%, 12/01/28 (c)	292,705
Principal
Amount		Value
Illinois: (continued)
$175,000	5.50%, 12/01/26	$207,218
200,000	7.00%, 12/01/25 (c)	250,212
1,000,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/29 (c)	1,181,040
345,000	Chicago Board of Education, Series B-1 (GO) 0.00%, 12/01/23 ^	311,773
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	581,285
495,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20	510,706
	Chicago O’Hare International Airport, Series B (RB)
300,000	4.00%, 01/01/22 (c)	312,825
750,000	5.00%, 01/01/21	782,227
575,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	425,011
	Chicago School Reform Board of Trustees, Series B-1 (GO)
490,000	0.00%, 12/01/24 ^	431,107
560,000	0.00%, 12/01/25 ^	478,358
395,000	0.00%, 12/01/26 ^	325,575
1,515,000	0.00%, 12/01/28 ^	1,163,505
585,000	0.00%, 12/01/29 ^	432,403
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	213,344
115,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/24	131,282
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	108,378
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	110,776
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	313,314
350,000	5.25%, 01/01/25 (c)	395,192
	City of Chicago, Series A (GO)
715,000	5.00%, 01/01/24 (c)	786,486
270,000	5.25%, 01/01/24 (c)	299,079
180,000	5.25%, 01/01/24 (c)	199,033
	City of Chicago, Series C (GO)
95,000	5.00%, 01/01/22	102,540
300,000	5.00%, 01/01/22 (c)	315,954
660,000	5.00%, 01/01/23	710,153
400,000	5.00%, 01/01/24	439,524
1,090,000	5.00%, 01/01/25	1,219,688
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	108,748
150,000	5.00%, 11/01/24 (c)	170,405
100,000	5.00%, 11/01/24 (c)	113,114
270,000	5.00%, 11/01/24 (c)	305,602

See Notes to Financial Statements

128

Principal
Amount		Value
Illinois: (continued)
$100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	$117,271
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	260,364
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	534,830
1,190,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,218,346
1,000,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	1,052,230
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 12/02/19 (c)	100,138
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	259,767
	Illinois Railsplitter Tobacco Settlement Authority (RB)
75,000	5.25%, 06/01/21	79,467
70,000	5.38%, 06/01/21	74,305
260,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	219,749
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
195,000	0.00%, 12/15/22 ^	182,976
130,000	0.00%, 12/15/24 ^	115,651
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	91,706
110,000	5.00%, 06/15/22 (c)	118,268
970,000	5.00%, 06/15/22 (c)	1,038,598
35,000	5.00%, 12/15/22	37,863
500,000	5.00%, 12/15/27 (c)	578,230
100,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	120,117
285,000	Southern Illinois University, Series A (RB) 5.25%, 04/01/21	297,714
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	102,042
275,000	4.00%, 03/01/22 (c)	282,879
80,000	4.00%, 08/01/22 (c)	82,862
660,000	4.00%, 05/01/24	698,861
430,000	4.00%, 06/15/26 (c)	464,727
300,000	4.13%, 03/01/22 (c)	309,285
540,000	5.00%, 01/01/20 (c)	542,554
300,000	5.00%, 01/01/21	310,140
135,000	5.00%, 01/01/21	139,563
785,000	5.00%, 05/01/21	819,085
125,000	5.00%, 06/15/21	130,736
70,000	5.00%, 07/01/21	73,372
445,000	5.00%, 01/01/22 (c)	467,495
Principal
Amount		Value
Illinois: (continued)
$200,000	5.00%, 02/01/22	$212,390
600,000	5.00%, 05/01/22	641,130
165,000	5.00%, 06/15/22	176,720
920,000	5.00%, 08/01/22 (c)	980,812
750,000	5.00%, 08/01/22	806,257
480,000	5.00%, 06/15/23	524,405
145,000	5.00%, 06/15/23 (c)	158,073
230,000	5.00%, 06/15/23 (c)	250,408
700,000	5.00%, 08/01/23	767,515
500,000	5.00%, 02/01/24	550,510
100,000	5.00%, 02/01/24	110,102
150,000	5.00%, 02/01/24 (c)	164,721
100,000	5.00%, 05/01/24 (c)	109,824
500,000	5.00%, 11/01/24	558,400
1,315,000	5.00%, 12/01/25	1,491,210
200,000	5.00%, 01/01/26	227,064
500,000	5.00%, 02/01/26	568,320
100,000	5.00%, 06/01/26	114,181
445,000	5.00%, 06/01/26 (c)	503,424
1,000,000	5.00%, 02/01/27	1,144,640
275,000	5.25%, 07/01/23 (c)	299,038
270,000	5.50%, 07/01/23 (c)	298,566
60,000	5.50%, 07/01/23 (c)	66,160
500,000	5.50%, 07/01/23 (c)	552,380
500,000	6.00%, 05/01/25	585,900
	State of Illinois, Series A (GO)
220,000	4.00%, 12/02/19 (c)	220,220
305,000	4.00%, 01/01/21	311,838
170,000	4.00%, 01/01/22 (c)	175,527
100,000	4.00%, 01/01/22 (c)	102,691
100,000	4.00%, 01/01/22 (c)	102,417
105,000	4.00%, 01/01/22	109,072
50,000	4.00%, 01/01/22 (c)	51,752
100,000	5.00%, 04/01/21	104,101
185,000	5.00%, 06/01/21	193,471
315,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	357,399
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	167,104
2,355,000	5.00%, 11/01/21	2,489,117
1,500,000	5.00%, 11/01/25	1,695,450
2,505,000	5.00%, 11/01/26	2,848,285
110,000	5.00%, 11/01/27 (c)	125,915
130,000	5.00%, 11/01/27	149,114
145,000	Will County Community High School District No. 210, Series B (GO) 0.00%, 01/01/28 ^	112,890
		47,670,338
Indiana: 0.0%
179,357	City of Carmel (RB) 7.00%, 11/15/22 (c)	4,753
Iowa: 1.7%
270,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	270,370
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
500,000	3.13%, 12/01/20 (c)	506,785
500,000	5.25%, 12/01/23 (c)	544,440

See Notes to Financial Statements

129

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value
Iowa: (continued)
	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB)
$500,000	3.25%, 12/02/19 (c)	$500,290
495,000	5.00%, 03/01/24 (c)	551,569
1,880,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	1,932,358
		4,305,812
Kansas: 1.1%
500,000	City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	495,240
500,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	562,780
1,375,000	Kansas Development Finance Authority, Village Shalom Project, Series B (RB) 4.00%, 11/15/25	1,434,881
60,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 12/16/19 (c)	60,101
370,000	Wyandotte County, Kansas City Unified Government, Sales Tax (RB) 0.00%, 12/01/27 ^	279,084
		2,832,086
Kentucky: 0.5%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	168,532
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	388,459
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 5.50%, 11/15/26 (c)	424,060
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	109,482
140,000	Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	163,902
		1,254,435
Louisiana: 1.4%
	Calcasieu Parish Memorial Hospital Service District (RB)
1,525,000	5.00%, 12/01/27	1,819,676
150,000	5.00%, 12/01/29	182,130
20,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	21,755
Principal
Amount		Value
Louisiana: (continued)
$600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	$655,290
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	5
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	749,462
80,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/21	84,183
		3,512,504
Maryland: 1.3%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	265,295
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	214,666
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	400,183
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	213,776
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	711,367
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	255,947
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	524,892
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	218,356
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	503,085
		3,307,567

See Notes to Financial Statements

130

Principal
Amount		Value
Massachusetts: 1.2%
$500,000	Massachusetts Development Finance Agency (RB) (SBG) 5.00%, 07/01/28 (c)	$623,995
310,000	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	374,632
500,000	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	620,670
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	142,849
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c)	271,707
500,000	4.00%, 10/01/22 (c)	544,760
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	119,873
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	316,610
		3,015,096
Michigan: 0.8%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	53,211
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	264,547
540,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	606,431
400,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/02/19 (c)	399,592
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
535,000	5.13%, 11/18/19 (c)	535,749
60,000	5.25%, 11/18/19 (c)	60,083
		1,919,613
Minnesota: 0.4%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	105,756
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	182,768
350,000	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	375,970
Principal
Amount		Value
Minnesota: (continued)
$250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	$262,635
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	130,978
		1,058,107
Missouri: 0.7%
160,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	163,374
235,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	239,319
220,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	238,724
500,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	531,165
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	577,065
		1,749,647
Montana: 0.5%
1,320,000	City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	1,345,648
Nevada: 0.9%
455,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 12/02/19 (c)	450,536
	Clark County School District, Series B (GO) (AGM)
250,000	5.00%, 06/15/29 (c)	314,227
250,000	5.00%, 06/15/29	316,060
115,000	Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	136,909
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	555,965
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	579,507
		2,353,204
New Hampshire: 0.2%
250,000	New Hampshire Business Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	264,282

See Notes to Financial Statements

131

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New Hampshire: (continued)
$290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	$300,539
		564,821
New Jersey: 11.0%
75,000	Atlantic City (GO) 5.00%, 12/01/20	76,349
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	229,831
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	815,692
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	362,847
165,000	5.00%, 06/15/22	178,848
150,000	5.00%, 06/15/22 (c)	162,191
	New Jersey Economic Development Authority, Continental Airlines, Inc.Project (RB)
225,000	5.13%, 08/20/22 (c)	242,138
300,000	5.75%, 09/15/22 (c)	330,570
75,000	New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	76,760
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	232,313
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	548,060
115,000	5.00%, 11/01/25	134,356
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	138,726
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	119,489
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	524,360
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	545,054
240,000	5.25%, 03/01/21 (c)	251,628
260,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	278,434
Principal Amount		Value
New Jersey: (continued)
$145,000	New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) 5.50%, 09/01/23	$164,536
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
250,000	5.00%, 03/01/21	261,500
640,000	5.00%, 03/01/23 (c)	696,525
490,000	5.00%, 03/01/23 (c)	535,139
320,000	5.00%, 03/01/23 (c)	348,886
200,000	5.00%, 03/01/23 (c)	219,366
300,000	5.00%, 03/01/23 (c)	330,252
480,000	5.00%, 03/01/23 (c)	521,222
500,000	5.00%, 03/01/23 (c)	547,185
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	383,306
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	482,280
130,000	4.38%, 06/15/25 (c)	142,819
375,000	5.00%, 06/15/21	395,970
345,000	5.00%, 06/15/25 (c)	395,756
750,000	New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	827,055
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
145,000	5.00%, 06/15/24 (c)	163,469
175,000	5.00%, 06/15/24 (c)	198,156
315,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	360,958
75,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	78,062
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	104,256
2,000,000	0.00%, 12/15/30 ^	1,453,040
200,000	5.00%, 06/15/21 (c)	210,856
500,000	5.00%, 12/15/24	576,765
500,000	5.00%, 12/15/25	585,480
500,000	5.00%, 06/15/26 (c)	582,220
1,000,000	5.00%, 12/15/26	1,184,650
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	129,086
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	245,063
605,000	5.00%, 06/15/22 (c)	650,193
200,000	5.00%, 06/15/22	217,536

See Notes to Financial Statements

132

Principal Amount		Value
New Jersey: (continued)
$205,000	5.00%, 06/15/22 (c)	$221,759
285,000	5.00%, 06/15/23 (c)	315,612
275,000	5.00%, 06/15/25 (c)	317,658
500,000	5.00%, 12/15/28 (c)	590,805
100,000	5.25%, 06/15/25 (c)	116,413
345,000	5.25%, 06/15/25 (c)	398,316
100,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	105,825
	New Jersey Transportation Trust Fund Authority, Series C (RB)
1,300,000	0.00%, 12/15/27 ^	1,064,388
1,340,000	0.00%, 12/15/28 ^	1,051,016
200,000	0.00%, 12/15/29 ^	155,008
	New Jersey Transportation Trust Fund Authority, Series D (RB)
415,000	5.00%, 12/15/23	469,328
130,000	5.25%, 12/15/23	148,305
1,675,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,803,221
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	317,682
250,000	5.00%, 06/01/22	273,470
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	85,330
110,000	4.00%, 06/01/23 (c)	119,645
100,000	5.00%, 06/01/27	122,409
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	557,935
500,000	5.00%, 06/01/28 (c)	610,860
150,000	5.00%, 06/01/28 (c)	184,434
		27,268,652
New Mexico: 0.1%
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	250,783
New York: 5.1%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
400,000	5.00%, 07/15/23	447,348
250,000	5.00%, 07/15/24	286,012
100,000	5.00%, 07/15/26	118,540
1,500,000	5.00%, 01/15/27 (c)	1,764,030
100,000	5.00%, 01/15/27 (c)	118,692
100,000	5.00%, 01/15/27 (c)	119,373
1,000,000	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,115,790
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	311,887
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 12/02/19 (c)	25,067
Principal Amount		Value
New York: (continued)
$100,000	5.00%, 12/02/19 (c)	$100,266
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	114,299
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	359,733
300,000	5.00%, 06/01/27 (c)	362,082
250,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	289,407
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
1,060,000	5.00%, 08/01/21 (c)	1,112,300
35,000	5.00%, 08/01/21	36,819
	New York Transportation Development Corp., Delta Air Lines, Inc.— LaGuardia Airport Terminals C&D Redevelopment Project (RB)
160,000	5.00%, 01/01/28 (c)	193,301
230,000	5.00%, 01/01/28 (c)	279,261
1,500,000	5.00%, 01/01/28	1,830,600
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	36,372
50,000	5.00%, 01/01/22	53,492
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	522,360
130,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	132,835
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	26,451
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 12/02/19 (c)	1,000,320
355,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB) 5.00%, 07/01/23 (c)	248,500
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	709,814
	Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
120,000	4.00%, 05/15/23 (c)	123,758
100,000	4.13%, 05/15/23 (c)	103,433

See Notes to Financial Statements

133

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
New York: (continued)
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
$70,000	5.00%, 06/01/27 (c)	$84,911
70,000	5.00%, 06/01/27	85,339
550,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	549,978
		12,662,370
North Carolina: 0.4%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	153,513
340,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	355,555
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	408,471
		917,539
North Dakota: 0.4%
1,000,000	County of Grand Forks, Red River BioRefinery, LLC Project (RB) 5.00%, 09/15/28	991,470
Ohio: 6.9%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
4,455,000	5.13%, 11/18/19 (c)	4,461,148
895,000	5.38%, 11/18/19 (c)	895,984
3,500,000	5.88%, 11/18/19 (c)	3,509,590
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	94,126
1,450,000	Cleveland-Cuyahoga County Port Authority (RB) 5.00%, 12/01/28	1,613,647
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	285,045
50,000	5.00%, 02/15/26	58,119
110,000	5.00%, 02/15/27 (c)	129,492
250,000	5.00%, 02/15/27	295,315
375,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25	394,519
255,000	County of Licking, Health Care Facilities, Series B (RB) 3.75%, 01/01/20 (c)	254,908
50,000	County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	52,967
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	10,304
1,000,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.50%, 10/01/29 (p)	1,017,180
Principal Amount		Value
Ohio: (continued)
$500,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/24 (c) (p)	$505,480
2,500,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,577,625
550,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	558,569
500,000	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB) 3.75%, 01/15/28	541,040
		17,255,058
Oklahoma: 0.2%
500,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c) (d) *	315,000
250,000	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) 5.00%, 08/15/27	303,555
166,367	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/21/19 (c) (d) *	1,381
		619,936
Oregon: 1.4%
	Clackamas County Hospital Facility Authority (RB)
500,000	2.80%, 11/21/19 (c)	500,140
500,000	3.20%, 05/15/20 (c)	502,385
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
500,000	6.50%, 04/01/28 (c)	471,185
1,500,000	6.50%, 04/01/28 (c)	1,413,555
500,000	11.50%, 04/01/26 (c)	535,980
		3,423,245
Pennsylvania: 3.7%
	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
500,000	4.88%, 11/01/24	514,830
500,000	5.13%, 05/01/30	523,770
225,000	6.75%, 11/15/19 (c)	225,900
	Allentown Neighborhood Improvement Zone Development Authority (RB)
150,000	5.00%, 05/01/22	159,378
250,000	5.00%, 05/01/23	271,297
250,000	5.00%, 05/01/27	290,605
250,000	5.00%, 05/01/28	294,665
80,000	City of Philadelphia, Pennsylvania Gas Works, Series 13 (RB) 5.00%, 08/01/25	95,019

See Notes to Financial Statements

134

Principal Amount		Value
Pennsylvania: (continued)
$500,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	$559,915
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	256,987
850,000	5.00%, 10/15/27	961,222
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	145,353
240,000	Delaware River Port Authority, Series B (RB) 5.00%, 01/01/21	250,570
100,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	105,442
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	131,970
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	1,038,740
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
80,000	5.00%, 12/31/20	82,929
250,000	5.00%, 12/31/21	266,362
125,000	5.00%, 12/31/23	139,873
650,000	5.00%, 12/31/24	743,346
550,000	5.00%, 06/30/26 (c)	645,749
130,000	5.00%, 06/30/26	153,014
100,000	Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	118,465
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	121,567
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 11/21/19 (c)	249,893
110,000	Redevelopment Authority of the City of Scranton, Series A (RB) 5.00%, 11/15/21	113,185
200,000	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	239,888
	The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
115,000	5.00%, 07/01/26	134,588
275,000	5.00%, 07/01/27 (c)	324,478
		9,159,000
Principal Amount		Value
Puerto Rico: 3.0%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
$500,000	5.00%, 07/01/21	$519,375
485,000	5.25%, 07/01/22 (c)	511,069
950,000	6.13%, 07/01/24	1,027,187
185,000	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG) 5.00%, 12/02/19 (c)	189,703
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 12/02/19 (c)	256,378
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 12/02/19 (c)	200,196
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 12/02/19 (c)	798,268
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
1,380,013	0.00%, 07/01/24 ^	1,210,989
2,610,000	0.00%, 07/01/27 ^	2,091,028
100,000	0.00%, 07/01/28 (c) ^	69,583
651,000	0.00%, 07/01/28 (c) ^	486,681
		7,360,457
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	188,823
South Carolina: 0.5%
500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	558,525
475,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	489,540
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	255,123
		1,303,188
Tennessee: 0.4%
500,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	538,770
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	26,749
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	87,330
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	246,591
		899,440

See Notes to Financial Statements

135

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Texas: 5.1%
$120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	$139,058
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
2,000,000	4.75%, 07/01/24	2,175,540
1,500,000	5.00%, 07/15/28	1,796,730
	Clifton Higher Education Finance Corp., Series A (RB)
100,000	4.63%, 08/15/25	108,065
665,000	6.00%, 09/28/23 (c)	735,650
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.25%, 08/15/25 (c)	553,680
500,000	5.25%, 08/15/25 (c)	555,630
120,000	Dallas/Fort Worth International Airport, Series F (RB) 5.00%, 11/01/20 (c)	124,361
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	342,038
300,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	311,106
215,000	Harris County, Houston Sports Authority, Series H (RB) 0.00%, 11/15/29 ^	162,355
600,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	657,036
100,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/15/21 (c)	101,770
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	264,530
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	93,669
100,000	5.00%, 07/01/24	93,558
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	94,139
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	79,976
85,000	5.50%, 08/01/22	93,576
55,000	5.50%, 08/01/24	64,045
125,000	5.50%, 08/01/25	148,933
110,000	5.50%, 08/01/27	136,155
Principal Amount		Value
Texas: (continued)
$450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	$479,803
190,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 12/02/19 (c) (d) *	133,000
300,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	319,902
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	211,100
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	572,585
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
240,000	5.25%, 12/15/21	258,084
155,000	5.25%, 12/15/22	171,694
15,000	5.25%, 12/15/23	17,099
60,000	5.25%, 12/15/24	70,196
100,000	5.25%, 12/15/25	119,800
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	122,995
70,000	5.00%, 12/15/22 (c)	76,908
1,000,000	5.00%, 12/15/22 (c)	1,099,920
105,000	5.00%, 12/15/22	115,482
		12,600,168
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	155,304
Virgin Islands: 1.5%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
1,000,000	5.00%, 10/01/24 (c)	1,000,000
300,000	5.00%, 10/01/24	301,500
500,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB) 5.00%, 10/01/20 (c)	503,165
270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 12/02/19 (c)	270,675
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
30,000	5.00%, 12/02/19 (c)	30,056
140,000	5.00%, 10/01/20 (c)	140,762

See Notes to Financial Statements

136

Principal Amount		Value
Virgin Islands: (continued)
$750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 12/02/19 (c)	$751,875
	Virgin Islands Water and Power Authority, Series A (RB)
440,000	4.00%, 07/01/21	426,637
150,000	5.00%, 12/02/19 (c)	145,538
75,000	5.00%, 12/02/19 (c)	72,188
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 12/02/19 (c)	52,525
		3,694,921
Virginia: 1.0%
140,000	Amherst Industrial Development Authority (RB) 4.75%, 12/02/19 (c)	139,558
500,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	568,635
75,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	76,796
100,000	City of Newport News, Economic Development Authority, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	100,246
125,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 5.00%, 12/01/24	139,743
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	359,720
500,000	Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	522,805
500,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 12/02/19 (c)	485,250
		2,392,753
Washington: 1.2%
120,000	Clark County Public Utility District No 1, Electric System Revenue (RB) 5.00%, 01/01/26 (c)	144,571
155,000	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	161,719
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series B (RB) 3.13%, 12/02/19 (c)	500,200
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	514,648
Principal Amount		Value
Washington: (continued)
$350,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 11/21/19 (c)	$350,238
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	258,207
500,000	4.00%, 01/01/25 (c)	542,785
500,000	Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 07/01/21 (c)	500,600
		2,972,968
West Virginia: 0.3%
370,000	County of Ohio, West Virginia Tax, Fort Henry Centre Tax Increment Financing District No. 1 (TA) 3.00%, 06/01/22 (c)	370,540
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
65,000	6.25%, 11/18/19 (c)	38,025
410,000	6.50%, 11/18/19 (c)	239,850
150,000	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	181,017
		829,432
Wisconsin: 2.6%
500,000	Public Finance Authority, Cedars Obligated Group (RB) 4.25%, 05/01/27 (c)	506,765
2,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	2,184,400
500,000	Public Finance Authority, Corvian Community School Project, Series A (RB) 4.25%, 06/15/24 (c)	517,345
	Public Finance Authority, Friends Homes (RB)
250,000	4.00%, 09/01/24	265,300
500,000	4.00%, 09/01/26 (c)	538,285
200,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	199,534
325,000	Public Finance Authority, North Carolina Leadership Academy, Series A (RB) 4.00%, 06/15/26 (c)	339,196
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	254,935
420,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	440,777

See Notes to Financial Statements

137

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Wisconsin: (continued)
$750,000	Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.00%, 06/01/21 (p)	$754,057
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
225,000	3.50%, 08/01/22	227,540
Principal Amount		Value
Wisconsin: (continued)
$250,000	5.00%, 08/01/24 (c)	$276,912
		6,505,046
Total Municipal Bonds: 98.7% (Cost: $239,928,491)		245,581,590
Other assets less liabilities: 1.3%		3,309,373
NET ASSETS: 100.0%		$248,890,963

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	7.9%	$19,302,439
Health Care	15.9	39,095,688
Housing	1.8	4,454,684
Industrial Revenue	19.1	46,973,476
Leasing	10.4	25,684,795
Local	7.3	17,911,514
Power	1.4	3,384,064
Solid Waste/Resource Recovery	0.2	399,600
Special Tax	9.3	22,780,658
State	10.4	25,495,145
Tobacco	5.5	13,584,608
Transportation	8.5	20,898,457
Water & Sewer	2.3	5,616,462
	100.0%	$245,581,590

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$245,581,590	$—	$245,581,590

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

138

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.9% (a)
160,703	AllianceBernstein National Municipal Income Fund, Inc.	$2,183,954
75,273	BlackRock Investment Quality Municipal Trust, Inc.	1,146,408
41,847	BlackRock Long-Term Municipal Advantage Trust	531,038
197,501	BlackRock Muni Intermediate Duration Fund, Inc.	2,802,539
90,328	BlackRock MuniAssets Fund, Inc.	1,399,181
352,204	BlackRock Municipal 2030 Target Term Trust	8,410,632
52,280	BlackRock Municipal Bond Trust	803,544
134,387	BlackRock Municipal Income Quality Trust	1,870,667
161,083	BlackRock Municipal Income Trust	2,243,886
72,900	BlackRock Municipal Income Trust II	1,081,107
134,293	BlackRock MuniEnhanced Fund, Inc.	1,498,710
45,496	BlackRock MuniHoldings Fund, Inc.	739,765
191,296	BlackRock MuniHoldings Investment Quality Fund	2,557,628
114,184	BlackRock MuniHoldings Quality Fund II, Inc.	1,434,151
65,839	BlackRock MuniHoldings Quality Fund, Inc.	826,279
76,990	BlackRock MuniVest Fund II, Inc.	1,112,506
238,050	BlackRock MuniVest Fund, Inc.	2,156,733
163,458	BlackRock MuniYield Fund, Inc.	2,379,948
43,578	BlackRock MuniYield Investment Fund	613,578
114,896	BlackRock MuniYield Quality Fund II, Inc.	1,472,967
379,060	BlackRock MuniYield Quality Fund III, Inc.	5,105,938
152,467	BlackRock MuniYield Quality Fund, Inc.	2,251,938
64,125	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	926,606
90,239	BNY Mellon Municipal Income, Inc.	798,615
152,629	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,297,346
219,785	BNY Mellon Strategic Municipals, Inc.	1,892,349
199,483	DWS Municipal Income Trust	2,290,065
432,551	Eaton Vance Municipal Bond Fund	5,540,978
38,005	Eaton Vance Municipal Income 2028 Term Trust	804,186
198,328	Eaton Vance Municipal Income Trust	2,550,498
40,349	Eaton Vance National Municipal Opportunities Trust	949,412
200,044	Invesco Advantage Municipal Income Trust II	2,232,491
143,854	Invesco Municipal Income Opportunities Trust	1,127,815
Number of Shares		Value
CLOSED-END FUNDS: (continued)
308,399	Invesco Municipal Opportunity Trust	$3,827,232
251,518	Invesco Municipal Trust	3,103,732
239,329	Invesco Quality Municipal Income Trust	2,991,612
270,220	Invesco Trust for Investment Grade Municipals	3,464,220
234,721	Invesco Value Municipal Income Trust	3,640,523
82,826	MainStay Defined Term Municipal Opportunities Fund	1,726,922
112,717	MFS High Income Municipal Trust	597,400
186,523	MFS Municipal Income Trust	1,306,650
64,909	Neuberger Berman Intermediate Municipal Fund, Inc.	1,010,633
786,517	Nuveen AMT-Free Municipal Credit Income Fund	12,938,205
42,489	Nuveen AMT-Free Municipal Value Fund	715,090
916,499	Nuveen AMT-Free Quality Municipal Income Fund	13,014,286
111,795	Nuveen Enhanced Municipal Value Fund	1,632,207
208,286	Nuveen Intermediate Duration Municipal Term Fund	2,874,347
58,649	Nuveen Intermediate Duration Quality Municipal Term Fund	807,010
506,703	Nuveen Municipal Credit Income Fund	8,122,449
202,703	Nuveen Municipal High Income Opportunity Fund	2,882,437
724,445	Nuveen Municipal Value Fund, Inc.	7,555,961
911,372	Nuveen Quality Municipal Income Fund	13,141,984
78,420	Nuveen Select Tax-Free Income 2 Portfolio	1,171,595
58,218	Nuveen Select Tax-Free Income Portfolio	951,282
62,692	PIMCO Municipal Income Fund	940,380
80,293	PIMCO Municipal Income Fund III	1,000,451
119,985	Pioneer Municipal High Income Advantage Trust	1,292,238
101,354	Pioneer Municipal High Income Trust	1,229,424
177,582	Putnam Managed Municipal Income Trust	1,415,329
152,313	Putnam Municipal Opportunities Trust	2,007,485
133,903	Western Asset Managed Municipals Fund, Inc.	1,839,827
32,090	Western Asset Municipal Defined Opportunity Trust, Inc.	702,129
Total Closed-End Funds (Cost: $158,809,059)		162,936,498
Other assets less liabilities: 0.1%		243,987
NET ASSETS: 100.0%		$163,180,485

See Notes to Financial Statements

139

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments By Sector	% of Investments	Value
Financials	100.0%	$162,936,498

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$162,936,498	$—	$—	$162,936,498

See Notes to Financial Statements

140

VANECK VECTORS MUNICIPAL ALLOCATION ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 100.0% (a)
15,213	VanEck Vectors AMT-Free Intermediate Municipal Index ETF ‡	$765,366
54,744	VanEck Vectors AMT-Free Long Municipal Index ETF ‡	1,157,288
23,892	VanEck Vectors High-Yield Municipal Index ETF ‡	1,536,495
Number of Shares		Value
EXCHANGE TRADED FUNDS: (continued)
15,096	VanEck Vectors Short High-Yield Municipal Index ETF ‡	$380,045
Total Exchange Traded Funds (Cost: $3,788,229)		3,839,194
Other assets less liabilities: 0.0%		304
NET ASSETS: 100.0%		$3,839,498

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer — as defined under the Investment Company Act of 1940.

A summary of the Fund’s transactions in securities of affiliates for the period ended October 31, 2019 is set forth below:

Affiliates	Value 05/15/19*	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 10/31/19
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	$—	$755,832	$—	$—	$4,654	$9,534	$765,366
VanEck Vectors AMT-Free Long Municipal Index ETF	—	1,136,485	—	—	8,828	20,803	1,157,288
VanEck Vectors High-Yield Municipal Index ETF	—	1,519,518	—	—	17,767	16,977	1,536,495
VanEck Vectors Short High-Yield Municipal Index ETF	—	376,394	—	—	3,472	3,651	380,045
	$—	$3,788,229	$—	$—	$34,721	$50,965	$3,839,194

*	Commencement of operations.

Summary of Investments By Sector	% of Investments	Value
Exchange Traded Funds	100.0%	$3,839,194

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$3,839,194	$—	$—	$3,839,194

See Notes to Financial Statements

141

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2019 (unaudited)

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Assets:
Investments, at value
Unaffiliated issuers (1)	$1,862,133,087	$192,388,903	$195,501,778
Affiliated issuers (2)	—	—	—
Cash	5,024,780	2,412,137	100,245
Receivables:
Investment securities sold	—	21,283	320,318
Shares sold	—	2,098,770	—
Due from Adviser	—	—	—
Dividends and Interest	20,934,063	2,223,832	2,507,569
Prepaid expenses	—	—	—
Total assets	1,888,091,930	199,144,925	198,429,910

Liabilities:
Payables:
Investment securities purchased	4,018,423	3,020,797	273,362
Line of credit	—	—	—
Due to Adviser	381,230	39,271	33,528
Deferred Trustee fees	3,000	1,517	1,600
Accrued expenses	—	—	46
Total liabilities	4,402,653	3,061,585	308,536
NET ASSETS	$1,883,689,277	$196,083,340	$198,121,374
Shares outstanding	37,448,916	9,300,000	11,150,000
Net asset value, redemption and offering price per share	$50.30	$21.08	$17.77

Net assets consist of:
Aggregate paid in capital	$1,791,452,361	$187,209,966	$196,125,038
Total distributable earnings (loss)	92,236,916	8,873,374	1,996,336
NET ASSETS	$1,883,689,277	$196,083,340	$198,121,374
(1) Cost of investments – Unaffiliated issuers	$1,779,369,863	$184,332,039	$192,353,388
(2) Cost of investments – Affiliated issuers	$—	$—	$—

See Notes to Financial Statements

142

High-Yield Municipal Index ETF	Short High-Yield Municipal Index ETF	CEF Municipal Index ETF	Municipal Allocation ETF

$3,164,414,567	$245,581,590	$162,936,498	$—
—	—	—	3,839,194
21,008,658	1,193,792	—	19,734

35,365	973,271	—	—
16,046,116	—	—	—
—	—	—	7,510
49,952,982	3,382,028	419,918	30
—	—	2,013	2,308
3,251,457,688	251,130,681	163,358,429	3,868,776

13,278,829	2,167,601	—	—
—	—	85,303	—
927,593	72,117	41,662	—
3,184	—	4,115	—
—	—	46,864	29,278
14,209,606	2,239,718	177,944	29,278
$3,237,248,082	$248,890,963	$163,180,485	$3,839,498
50,346,401	9,900,000	5,950,000	150,000

$64.30	$25.14	$27.43	$25.60

$3,158,426,055	$247,470,646	$163,139,280	$3,781,887
78,822,027	1,420,317	41,205	57,611
$3,237,248,082	$248,890,963	$163,180,485	$3,839,498
$3,053,376,960	$239,928,491	$158,809,059	$—
$—	$—	$—	$3,788,229

See Notes to Financial Statements

143

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2019 (unaudited)

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Income:
Dividends	$103,197	$7,485	$12,118
Interest	22,040,721	2,667,199	1,733,401
Total Income	22,143,918	2,674,684	1,745,519

Expenses:
Management fees	2,180,069	210,891	199,182
Interest	2,480	384	246
Total expenses	2,182,549	211,275	199,428
Net investment income	19,961,369	2,463,409	1,546,091

Net realized gain on:
Investments	4,037,214	200,987	235,581
In-kind redemptions	3,579,377	116,772	39,638
Net realized gain	7,616,591	317,759	275,219

Net change in unrealized appreciation (depreciation) on:
Investments	39,730,542	4,716,258	2,255,877
Net Increase in Net Assets Resulting from Operations	$67,308,502	$7,497,426	$4,077,187

See Notes to Financial Statements

144

High-Yield Municipal Index ETF	Short High-Yield Municipal Index ETF

$234,209	$17,779
66,871,926	4,142,162
67,106,135	4,159,941

5,144,536	393,439
—	237
5,144,536	393,676
61,961,599	3,766,265

(3,382,684)	(54,750)
—	—
(3,382,684)	(54,750)

68,582,450	3,597,390
$127,161,365	$7,308,905

See Notes to Financial Statements

145

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2019 (unaudited) (continued)

	CEF Municipal Income ETF	Municipal Allocation ETF(a)

Income:
Dividends – Unaffiliated issuers	$3,470,332	$123
Dividends – Affiliated issuers	—	34,721
Total Income	3,470,332	34,844

Expenses:
Management fees	312,304	968
Professional fees	31,454	25,421
Insurance	1,155	496
Trustees’ fees and expenses	2,236	228
Reports to shareholders	15,474	5,317
Indicative optimized portfolio value fee	1,834	1,429
Custodian fees	4,002	833
Registration fees	4,053	1,523
Transfer agent fees	1,159	1,156
Fund accounting fees	4,322	95
Interest	3,899	—
Other	2,112	100
Total expenses	384,004	37,566
Waiver of management fees	(67,800)	(968)
Expenses assumed by the Adviser	—	(35,630)
Net expenses	316,204	968
Net investment income	3,154,128	33,876

Net realized gain (loss) on:
Investments	(454,056)	—
In-kind redemptions	659,796	—
Net realized gain	205,740	—

Net change in unrealized appreciation (depreciation) on:
Investments – Unaffiliated issuers	6,853,129	—
Investments – Affiliated issuers	—	50,965
Net change in unrealized appreciation (depreciation)	6,853,129	50,965
Net Increase in Net Assets Resulting from Operations	$10,212,997	$84,841

(a)	For the period May 15, 2019 (commencement of operations) through October 31, 2019.

See Notes to Financial Statements

146

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147

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AMT-Free Intermediate Municipal Index ETF		AMT-Free Long Municipal Index ETF
	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income	$19,961,369	$39,302,092	$2,463,409	$4,493,371
Net realized gain (loss)	7,616,591	558,035	317,759	(517,877)
Net change in unrealized appreciation (depreciation)	39,730,542	73,777,750	4,716,258	5,697,114
Net increase in net assets resulting from operations	67,308,502	113,637,877	7,497,426	9,672,608

Distributions to shareholders:
Dividends and Distributions	(19,780,595)	(39,306,781)	(2,374,950)	(4,518,275)

Share transactions:**
Proceeds from sale of shares	208,373,757	375,018,774	40,082,157	26,897,181
Cost of shares redeemed	(92,393,439)	(426,770,532)	(2,122,885)	(33,156,469)
Increase (Decrease) in net assets resulting from share transactions	115,980,318	(51,751,758)	37,959,272	(6,259,288)
Total increase (decrease) in net assets	163,508,225	22,579,338	43,081,748	(1,104,955)
Net Assets, beginning of period	1,720,181,052	1,697,601,714	153,001,592	154,106,547
Net Assets, end of period	$1,883,689,277	$1,720,181,052	$196,083,340	$153,001,592

** Shares of Common Stock Issued (no par value)
Shares sold	4,150,000	7,900,000	1,900,000	1,350,000
Shares redeemed	(1,850,000)	(9,001,084)	(100,000)	(1,700,000)
Net increase (decrease)	2,300,000	(1,101,084)	1,800,000	(350,000)

See Notes to Financial Statements

148

AMT-Free Short Municipal Index ETF		High-Yield Municipal Index ETF		Short High-Yield Municipal Index ETF
For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019
(unaudited)		(unaudited)		(unaudited)
$1,546,091	$3,170,739	$61,961,599	$108,136,498	$3,766,265	$5,493,541
275,219	(1,041,127)	(3,382,684)	(12,121,310)	(54,750)	(1,833,671)
2,255,877	5,337,459	68,582,450	34,933,118	3,597,390	4,661,696

4,077,187	7,467,071	127,161,365	130,948,306	7,308,905	8,321,566

(1,557,955)	(3,158,590)	(60,432,391)	(107,905,812)	(3,607,080)	(5,237,285)

—	4,380,706	514,583,374	603,500,210	42,644,567	80,525,205
(5,272,536)	(27,681,850)	—	(407,349,929)	—	(15,601,955)

(5,272,536)	(23,301,144)	514,583,374	196,150,281	42,644,567	64,923,250
(2,753,304)	(18,992,663)	581,312,348	219,192,775	46,346,392	68,007,531
200,874,678	219,867,341	2,655,935,734	2,436,742,959	202,544,571	134,537,040
$198,121,374	$200,874,678	$3,237,248,082	$2,655,935,734	$248,890,963	$202,544,571

—	250,000	8,050,000	9,700,000	1,700,000	3,300,000
(300,000)	(1,600,000)	—	(6,603,599)	—	(650,000)
(300,000)	(1,350,000)	8,050,000	3,096,401	1,700,000	2,650,000

See Notes to Financial Statements

149

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	CEF Municipal Income ETF		Municipal Allocation ETF
	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Period May 15, 2019* through October 31, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,154,128	$5,476,289	$33,876
Net realized gain (loss)	205,740	(800,801)	—
Net change in unrealized appreciation (depreciation)	6,853,129	6,795,757	50,965
Net increase in net assets resulting from operations	10,212,997	11,471,245	84,841

Distributions to shareholders:
Dividends and Distributions	(3,302,845)	(5,350,340)	(27,230)

Share transactions:**
Proceeds from sale of shares	20,354,081	64,240,348	3,781,887
Cost of shares redeemed	(8,053,742)	(21,267,448)	—
Increase in net assets resulting from share transactions	12,300,339	42,972,900	3,781,887
Total increase in net assets	19,210,491	49,093,805	3,839,498
Net Assets, beginning of period	143,969,994	94,876,189	—
Net Assets, end of period	$163,180,485	$143,969,994	$3,839,498

** Shares of Common Stock Issued (no par value)
Shares sold	750,000	2,550,000	150,000
Shares redeemed	(300,000)	(850,000)	—
Net increase	450,000	1,700,000	150,000

*	Commencement of operations

See Notes to Financial Statements

150

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free Intermediate Municipal Index ETF #
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$48.94		$46.83	$47.40	$48.84	$46.98	$46.14
Income from investment operations:
Net investment income	0.55	(a)	1.12 (a)	1.08 (a)	1.06	1.10	1.12
Net realized and unrealized gain (loss) on investments	1.36		2.11	(0.59)	(1.44)	1.86	0.86
Total from investment operations	1.91		3.23	0.49	(0.38)	2.96	1.98
Less:
Dividends from net investment income		(0.55)	(1.12)	(1.06)	(1.06)	(1.10)	(1.14)
Net asset value, end of period	$50.30		$48.94	$46.83	$47.40	$48.84	$46.98
Total return (b)	3.92	%(c)	6.98%	1.04%	(0.80)%	6.38%	4.32%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,883,689		$1,720,181	$1,697,602	$1,592,512	$1,418,799	$1,042,806
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.20	%(d)	2.37%	2.24%	2.22%	2.32%	2.45%
Portfolio turnover rate (e)	6	%(c)	7%	9%	7%	2%	3%

	AMT-Free Long Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$20.40		$19.63	$19.63	$20.43	$19.60	$18.96
Income from investment operations:
Net investment income	0.30	(a)	0.60 (a)	0.59 (a)	0.60	0.66	0.71
Net realized and unrealized gain (loss) on investments	0.67		0.77	0.01	(0.79)	0.83	0.65
Total from investment operations	0.97		1.37	0.60	(0.19)	1.49	1.36
Less:
Dividends from net investment income		(0.29)	(0.60)	(0.60)	(0.61)	(0.66)	(0.72)
Net asset value, end of period	$21.08		$20.40	$19.63	$19.63	$20.43	$19.60
Total return (b)	4.79	%(c)	7.15%	3.02%	(0.99)%	7.80%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$196,083		$153,002	$154,107	$161,965	$156,292	$108,772
Ratio of expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.80	%(d)	3.06%	2.96%	2.99%	3.36%	3.68%
Portfolio turnover rate (e)	24	%(c)	22%	33%	17%	3%	4%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data prior to October 26, 2018 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

151

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free Short Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$17.54		$17.18	$17.52	$17.68	$17.54	$17.61
Income from investment operations:
Net investment income	0.14	(a)	0.27 (a)	0.22 (a)	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.23		0.36	(0.34)	(0.17)	0.14	(0.07)
Total from investment operations	0.37		0.63	(0.12)	0.03	0.34	0.13
Less:
Dividends from net investment income		(0.14)	(0.27)	(0.22)	(0.19)	(0.20)	(0.20)
Net asset value, end of period	$17.77		$17.54	$17.18	$17.52	$17.68	$17.54
Total return (b)	2.10	%(c)	3.70%	(0.70)%	0.20%	1.95%	0.75%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$198,121		$200,875	$219,867	$267,138	$264,291	$274,541
Ratio of expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets excluding interest expense	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.55	%(d)	1.57%	1.26%	1.11%	1.13%	1.14%
Portfolio turnover rate (e)	22	%(c)	33%	41%	12%	3%	2%

	High-Yield Municipal Index ETF #
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$62.79		$62.16	$61.52	$63.18	$62.12	$59.80
Income from investment operations:
Net investment income	1.35	(a)	2.67 (a)	2.72 (a)	2.68	2.96	3.08
Net realized and unrealized gain (loss) on investments	1.50		0.64	0.60	(1.64)	0.98	2.24
Total from investment operations	2.85		3.31	3.32	1.04	3.94	5.32
Less:
Dividends from net investment income		(1.34)	(2.68)	(2.68)	(2.70)	(2.88)	(3.00)
Net asset value, end of period	$64.30		$62.79	$62.16	$61.52	$63.18	$62.12
Total return (b)	4.56	%(c)	5.46%	5.48%	1.69%	6.59%	9.08%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,237,248		$2,655,936	$2,436,743	$2,106,741	$1,882,555	$1,605,601
Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.22	%(d)	4.31%	4.37%	4.36%	4.86%	5.19%
Portfolio turnover rate (e)	3	%(c)	10%	14%	10%	8%	9%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data prior to October 26, 2018 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

152

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High-Yield Municipal Index ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$24.70		$24.24	$24.26	$25.15	$25.43	$25.24
Income from investment operations:
Net investment income	0.42	(a)	0.80 (a)	0.76 (a)	0.72	0.87	0.82
Net realized and unrealized gain (loss) on investments	0.43		0.43	(0.02)	(0.92)	(0.34)	0.15
Total from investment operations	0.85		1.23	0.74	(0.20)	0.53	0.97
Less:
Dividends from net investment income		(0.41)	(0.77)	(0.76)	(0.69)	(0.81)	(0.78)
Net asset value, end of period	$25.14		$24.70	$24.24	$24.26	$25.15	$25.43
Total return (b)	3.46	%(c)	5.16%	3.07%	(0.81)%	2.14%	3.91%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$248,891		$202,545	$134,537	$114,033	$110,672	$99,171
Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	3.35	%(d)	3.28%	3.11%	2.93%	3.55%	3.48%
Portfolio turnover rate (e)	8	%(c)	22%	27%	20%	16%	26%

	CEF Municipal Income ETF
	For the Six Months Ended October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$26.18		$24.97	$26.58	$28.50	$26.62	$25.55
Income from investment operations:
Net investment income	0.55	(a)	1.16 (a)	1.27 (a)	1.37	1.39	1.41
Net realized and unrealized gain (loss) on investments	1.28		1.21	(1.61)	(1.90)	1.88	1.08
Total from investment operations	1.83		2.37	(0.34)	(0.53)	3.27	2.49
Less:
Dividends from net investment income		(0.58)	(1.16)	(1.27)	(1.39)	(1.39)	(1.42)
Net asset value, end of period	$27.43		$26.18	$24.97	$26.58	$28.50	$26.62
Total return (b)	7.02	%(c)	9.83%	(1.45)%	(1.93)%	12.87%	10.02%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$163,180		$143,970	$94,876	$83,719	$95,475	$47,921
Ratio of gross expenses to average net assets (f)	0.49	%(d)	0.48%	0.50%	0.51%	0.54%	0.57%
Ratio of net expenses to average net assets (f)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense (f)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (f)	4.04	%(d)	4.67%	4.78%	4.98%	5.38%	5.52%
Portfolio turnover rate (e)	3	%(c)	13%	9%	12%	10%	6%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	The ratios represented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

153

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Municipal
	Allocation ETF
	For the Period
	May 15, 2019(a)
	through
	October 31,
	2019
	(unaudited)
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (b)	0.33
Net realized and unrealized gain on investments	0.54
Total from investment operations	0.87
Less:
Dividends from net investment income	(0.27)
Net asset value, end of period	$25.60
Total return (c)	3.28	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,839
Ratio of gross expenses to average net assets (g)	3.10	%(e)
Ratio of net expenses to average net assets (g)	0.08	%(e)
Ratio of net expenses to average net assets excluding interest expense (g)	0.08	%(e)
Ratio of net investment income to average net assets (g)	2.79	%(e)
Portfolio turnover rate (f)	0	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	The ratios represented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

154

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
AMT-Free Intermediate Municipal Index ETF (“Intermediate”)	Diversified
AMT-Free Long Municipal Index ETF (“Long”)	Diversified
AMT-Free Short Municipal Index ETF (“Short”)	Diversified
High-Yield Municipal ETF (“High-Yield”)	Diversified
Short High-Yield Municipal Index ETF (“Short High-Yield”)	Diversified
CEF Municipal Income ETF (“CEF Municipal”)	Diversified
Municipal Allocation ETF* (“Municipal Allocation”)	Non-Diversified

*	Fund commenced operations May 15, 2019

Each Fund’s investment objective (except for Municipal Allocation) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The investment objective of Municipal Allocation is to maximize long-term after-tax return, consisting of capital appreciation and income exempt from federal income tax. The Funds (except CEF Municipal and Municipal Allocation) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index. The Municipal Allocation is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, primarily in VanEck Vectors ETFs that invest in publicly traded municipal bonds.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other
155

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments, are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not accrued on debt securities in default or upon determination that the income is not realizable.

The character of distributions received from investment in underlying funds may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data provided by the underlying funds if actual amounts are not available. After each calendar year end, the underlying funds report the actual tax character of these distributions.
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Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds (except for CEF Municipal and Municipal Allocation) utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

For CEF Municipal and Municipal Allocation the Adviser has agreed, until at least September 1, 2020 to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% and 0.08% of average daily net assets, respectively.

Refer to the Statement of Operations for the amounts waived/assumed by the Adviser for the period ended October 31, 2019.

The management fee rates for the period ended October 31, 2019 are as follows:

Fund	Management Fee Rate
CEF Municipal	0.40%
Municipal Allocation	0.08

Fund	Unitary Management Fee Rate
Intermediate	0.24%
Long	0.24
Short	0.20
High-Yield	0.35
Short High-Yield	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of October 31, 2019, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as

157

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NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2019, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Intermediate	$289,366,035	$109,642,332	$41,520,018	$92,158,160
Long	67,993,555	31,800,697	2,928,628	2,122,924
Short	29,854,229	26,784,540	—	5,198,705
High-Yield	573,462,054	81,140,139	—	—
Short High-Yield	61,268,505	17,585,990	—	—
CEF Municipal	5,198,513	5,396,649	20,354,383	8,041,661
Municipal Allocation	6,475	—	3,781,755	—

Note 6—Income Taxes—As of October 31, 2019, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation), of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate	$1,779,328,055	$83,950,914	$(1,145,882)	$82,805,032
Long	184,319,019	8,229,864	(159,980)	8,069,884
Short	192,353,208	3,238,113	(89,543)	3,148,570
High-Yield	3,050,560,250	162,463,552	(48,609,235)	113,854,317
Short High-Yield	239,708,255	8,661,739	(2,788,404)	5,873,335
CEF Municipal	158,886,880	4,834,162	(784,544)	4,049,618
Municipal Allocation	3,788,229	50,965	—	50,965

The tax character of dividends paid to shareholders during the year ended April 30, 2019 was as follows:

Fund	Tax-Exempt Dividends	Ordinary Income
Intermediate	$39,219,343	$87,438
Long	4,510,425	7,850
Short	3,148,479	10,111
High-Yield	107,112,165	793,647
Short High-Yield	5,192,715	44,570
CEF Municipal	5,280,748	69,592

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Short-Term Capital Losses with No Expirations	Long-Term Capital Losses with No Expirations	Total
Intermediate	$(1,510,290)	$(281,651)	$(1,791,941)
Long	—	—	—
Short	(458,591)	(1,233,960)	(1,692,551)
High-Yield	(10,936,232)	(34,727,722)	(45,663,954)
Short High-Yield	(1,138,923)	(4,152,262)	(5,291,185)
CEF Municipal	(1,267,185)	(3,226,017)	(4,493,202)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Funds’ financial statements.

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The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds and Municipal Allocation invests in ETFs that may trade at a discount or premium to their net asset value. These Funds are dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, CEF Municipal may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010 the Intermediate, Long, Short and High Yield Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through that date. Amounts accrued after that date, including those from Short High-Yield, are represented in “Due to Adviser”.

For CEF Municipal and Municipal Allocation, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2019, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Intermediate	3	$7,924,561	3.88%
Long	9	485,730	3.39
Short	21	125,732	3.45
Short High-Yield	8	274,386	3.89
CEF Municipal	147	259,556	3.69

As of October 31, 2019, outstanding loan balances, if any, are reflected in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Share Split—The Board of Trustees approved a 1 for 2 reverse share split for AMT-Free Intermediate Municipal Index ETF and High-Yield Municipal Index ETF. On October 26, 2018 shares began trading on a split adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2019, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Recent Accounting Pronouncements and Regulatory Requirements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of ASU 2018-13 had no material effect on the financial statements and related disclosures. Management evaluated the additional requirements, not yet adopted, and they are not expected to have a material impact to the financial statements. Public companies will be required to disclose the range and weighted average of significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Effective May 1, 2019, the Funds adopted Accounting Standards Update ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”), that shortened the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance has not changed the accounting for purchased callable debt securities held at a discount. Based on management’s evaluation, the adoption of the ASU 2017-08 had no material effect on the financial statements and related disclosures.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective November 1, 2019, CEF Municipal and Municipal Allocation utilize a unitary management fee structure where the Adviser has agreed until at least September 1, 2021, to pay all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The unitary management fees are 0.40% and 0.08%, respectively.

Effective November 4, 2019, State Street Bank and Trust Company is the Funds’ custodian, securities lending agent and transfer agent. Prior to November 4, 2019, Bank of New York Mellon provided these services to the Funds.

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VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2019 (unaudited)

At a meeting held on June 13, 2019 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved (i) the continuation of the investment management agreements (the “Municipal Investment Management Agreements”) between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the VanEck Vectors AMT-Free 8-12 Year Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF, AMT-Free Long Municipal Index ETF, AMT-Free National Municipal Index ETF, AMT-Free Short Municipal Index ETF, California Long Municipal Index ETF, High-Yield Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Puerto Rico and U.S. Territories Municipal Index ETF and Short High-Yield Municipal Index ETF (the “Municipal Funds”) and (ii) the continuation of the investment management agreement between the Trust and the Adviser (the “CEF Investment Management Agreement,” and together with the Municipal Investment Management Agreements, the “Investment Management Agreements”) with respect to the VanEck Vectors CEF Municipal Income ETF (the “CEF Muni Fund” and together with the Municipal Funds, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2019. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses (for those Funds which had begun operations) of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 10, 2019 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the CEF Muni Fund, the Adviser’s commitment to waive certain fees and/or pay expenses of the CEF Muni Fund to the extent necessary to prevent the operating expenses of the CEF Muni Fund from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding the fee payment under the Municipal Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2019 (unaudited) (continued)

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, except for each of VanEck Vectors AMT-Free Intermediate Municipal Index ETF and AMT-Free Long Municipal Index ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average but equal to the median of its respective peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees (after the effect of any applicable expense limitation) exceeded the average of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds. The Trustees noted that the CEF Muni Fund had unique investment characteristics as a “fund of closed-end funds,” which differentiated the Fund from those funds contained in its Broadridge peer group because a portion of the fees attributable to the CEF Muni Fund were fees incurred by the funds in which it invests. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund is reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors AMT-Free 8-12 Year Municipal Index ETF, AMT-Free National Municipal Index ETF, California Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF and Puerto Rico and U.S. Territories Municipal Index ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2019 meeting, as part of their consideration of the Investment Management Agreements.

Subsequent to the approval of the continuation of the CEF Investment Management Agreement at the Renewal Meeting, at a meeting held on September 13, 2019 (the “September Meeting”), the Board of the Trust, including all of the Independent Trustees, approved an amended and restated CEF Investment Management Agreement (the “Amended and Restated CEF Investment Management Agreement”) between the Trust and the Adviser to convert the CEF Muni Fund to a unitary fee structure, pursuant to which the Adviser will pay all of the direct expenses of the CEF Muni Fund (excluding fees under the Amended and Restated CEF Investment Management Agreement, acquired fund

162

fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) in exchange for an annual unitary management fee rate equal to 0.40%, reflecting the existing management fee rate and expense limitation in the CEF Investment Management Agreement. The Municipal Investment Management Agreements, the CEF Investment Management Agreement and the Amended and Restated CEF Investment Management Agreement are collectively referred to as the “Agreements.”

Among other things, the Trustees considered the terms and scope of services that the Adviser would provide under the Amended and Restated CEF Investment Management Agreement and representations from the Adviser that the services to be provided by the Adviser to the CEF Muni Fund would not decrease in scope or quality under the unitary fee structure. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure and the potential expense stability that may inure to the benefit of shareholders of the CEF Muni Fund.

The Independent Trustees were advised by and met in executive session with their independent counsel at the September Meeting as part of their consideration of the Amended and Restated CEF Investment Management Agreement.

In voting to approve the continuation of the Municipal Investment Management Agreements and the CEF Investment Management Agreement and the adoption of the Amended and Restated CEF Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Vectors Municipal Allocation ETF

At a meeting held on June 13, 2019 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Municipal Allocation ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2019. At that meeting, the Trustees discussed the information that the Adviser had provided to them. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser and its affiliates at the Renewal Meeting and the May 10, 2019 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and its affiliates, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding an agreed upon limit for a period of time. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

The Trustees did not consider the historical performance of the Fund due to the Fund’s limited operational history (the Fund commenced operations on May 15, 2019). The Trustees also did not consider the actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

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VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2019 (unaudited) (continued)

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees reviewed the Fund’s expense ratio and expense cap and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on the Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2019 meeting as part of their consideration of the Investment Management Agreement.

Subsequent to the approval of the continuation of the Investment Management Agreement at the Renewal Meeting, at a meeting held on September 13, 2019 (the “September Meeting”), the Board of the Trust, including all of the Independent Trustees, approved an amended and restated investment management agreement (the “Amended and Restated Investment Management Agreement”) between the Trust and the Adviser to convert the Fund to a unitary fee structure, pursuant to which the Adviser will pay all of the direct expenses of the Fund (excluding fees under the Amended and Restated Investment Management Agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) in exchange for an annual unitary management fee rate equal to 0.08%, reflecting the existing management fee rate and expense limitation in the Investment Management Agreement. The Investment Management Agreement and the Amended and Restated Investment Management Agreement are collectively referred to as the “Agreements.”

Among other things, the Trustees considered the terms and scope of services that the Adviser would provide under the Amended and Restated Investment Management Agreement and representations from the Adviser that the services to be provided by the Adviser to the Fund would not decrease in scope or quality under the unitary fee structure. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure and the potential expense stability that may inure to the benefit of shareholders of the Fund.

The Independent Trustees were advised by and met in executive session with their independent counsel at the September Meeting as part of their consideration of the Amended and Restated Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement and the adoption of the Amended and Restated Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of the Fund and the Fund’s shareholders.

164

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT Filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MUNISAR

SEMI-ANNUAL REPORT October 31, 2019 (unaudited)

VANECK VECTORS®

BDC Income ETF	BIZD®
ChinaAMC China Bond ETF	CBON®
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
Fallen Angel High Yield Bond ETF	ANGL®
Green Bond ETF	GRNB®
International High Yield Bond ETF	IHY®
Investment Grade Floating Rate ETF	FLTR®
J.P. Morgan EM Local Currency Bond ETF	EMLC®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2019.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

October 31, 2019 (unaudited)

Dear Shareholders:

The story for 2019 is simple and familiar—slower economic growth has been combated by expansive monetary policy.

A comment on global growth: the two engines of the global economy, the U.S. and China, continue to move forward, albeit at a slower pace. The latest economic statistics from China are no cause for panic. China’s services sector is expanding robustly and manufacturing is struggling but not collapsing. My blog, China’s Economic Growth: Continuing Despite Headlines, shows this in two charts.

The biggest event in the markets this summer was the surge in bonds with negative interest rates in Europe. At the end of September, nearly $15 trillion worth of debt globally carried a negative yield.1 Despite moves by the European Central Bank to stimulate, not only is the European economy slowing down, but there are also concerns about just how effective central bank actions are. Looking forward, therefore, I think investors should assess their hedge against central bank uncertainty by considering, for example, their gold allocations. While high interest rate environments tend to be tough for gold (it does not pay any yield), against negative interest rates, gold and other hedges against central bank impotence should be strongly considered.

We encourage you to stay in touch with us through the videos, email subscriptions and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on www.vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the fiscal half-year ended October 31, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

November 12, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

[1]	Financial Times: September was the busiest month ever for corporate debt issuance, September 30, 2019, https://www.ft.com/content/eef8234c-e3c0-11e9-b112-9624ec9edc59
1

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2019 to October 31, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2019 — October 31, 2019
BDC Income ETF
Actual	$1,000.00	$1,033.30	0.41%	$2.10
Hypothetical**	$1,000.00	$1,023.08	0.41%	$2.08
ChinaAMC China Bond ETF
Actual	$1,000.00	$977.30	0.50%	$2.49
Hypothetical**	$1,000.00	$1,022.62	0.50%	$2.54
Emerging Markets Aggregate Bond ETF
Actual	$1,000.00	$1,063.20	0.35%	$1.82
Hypothetical**	$1,000.00	$1,023.38	0.35%	$1.78
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$1,034.00	0.40%	$2.05
Hypothetical**	$1,000.00	$1,023.13	0.40%	$2.03
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$1,037.40	0.35%	$1.79
Hypothetical**	$1,000.00	$1,023.38	0.35%	$1.78
Green Bond ETF
Actual	$1,000.00	$1,038.60	0.27%	$1.38
Hypothetical**	$1,000.00	$1,023.78	0.27%	$1.37
International High Yield Bond ETF
Actual	$1,000.00	$1,033.60	0.40%	$2.04
Hypothetical**	$1,000.00	$1,023.13	0.40%	$2.03
Investment Grade Floating Rate ETF
Actual	$1,000.00	$1,018.10	0.14%	$0.71
Hypothetical**	$1,000.00	$1,024.43	0.14%	$0.71
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$1,050.30	0.30%	$1.55
Hypothetical**	$1,000.00	$1,023.63	0.30%	$1.53
Mortgage REIT Income ETF
Actual	$1,000.00	$1,028.70	0.42%	$2.14
Hypothetical**	$1,000.00	$1,023.03	0.42%	$2.14
Preferred Securities ex Financials ETF
Actual	$1,000.00	$1,065.70	0.41%	$2.13
Hypothetical**	$1,000.00	$1,023.08	0.41%	$2.08

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2019) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses

See Notes to Financial Statements

3

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.2%
Diversified Financials: 23.5%
389,301	Bain Capital Specialty Finance, Inc.	$7,381,147
255,983	Barings BDC, Inc.	2,628,945
520,450	BlackRock TCP Capital Corp.	7,203,028
212,043	Fidus Investment Corp.	3,127,634
171,510	Newtek Business Services Corp.	3,778,365
956,215	Oaktree Specialty Lending Corp.	4,943,632
448,949	Oxford Square Capital Corp.	2,294,129
501,057	TCG BDC, Inc.	7,160,105
469,760	TPG Specialty Lending, Inc.	10,005,888
217,822	TriplePoint Venture Growth BDC Corp.	3,641,984
		52,164,857
Investment Companies: 76.7%
562,062	Apollo Investment Corp.	8,908,683
2,275,340	Ares Capital Corp.	41,638,722
648,549	BlackRock Kelso Capital Corp.	3,002,782
3,593,484	FS KKR Capital Corp.	20,518,794
285,907	Gladstone Capital Corp.	2,821,902
309,241	Gladstone Investment Corp.	3,992,301
319,241	Goldman Sachs BDC, Inc.	6,649,790

Number
of Shares		Value
Investment Companies: (continued)
900,660	Golub Capital BDC, Inc.	$16,040,755
811,712	Hercules Technology Growth Capital, Inc.	11,469,491
437,524	Main Street Capital Corp.	18,835,408
696,436	New Mountain Finance Corp.	9,457,601
365,294	PennantPark Floating Rate Capital Ltd.	4,193,575
568,505	PennantPark Investment Corp.	3,439,455
2,112,587	Prospect Capital Corp.	13,605,060
286,679	Solar Capital Ltd.	5,931,388
		170,505,707
Total Common Stocks (Cost: $231,045,778)		222,670,564
Liabilities in excess of other assets: (0.2)%		(521,753)
NET ASSETS: 100.0%		$222,148,811

Summary of Investments by Sector	% of Investments	Value
Financial	100.0%	$222,670,564

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$222,670,564	$—	$—	$222,670,564

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

4

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal
Amount			Value
CORPORATE BONDS: 74.0%
Consumer, Cyclical: 6.1%
CNY	1,400,000	China South Industries Group Co. Ltd. 3.20%, 04/19/20	$198,824
	500,000	Sinochem International Corp. 3.61%, 06/06/21	70,983
			269,807
Consumer, Non-cyclical: 7.1%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	168,064
	1,000,000	Port of Dalian Corp. 3.94%, 11/26/20	142,383
			310,447
Energy: 7.3%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	175,852
	1,000,000	Jizhong Energy Resources Co. Ltd. 5.40%, 03/23/21	145,345
			321,197
Financial: 40.6%
	1,000,000	China Chengtong Holdings Group Ltd. 4.67%, 07/10/21	144,411
	3,400,000	China Development Bank Corp. 3.91%, 04/06/22	490,504
		China Fortune Land Development Co. Ltd.
	1,000,000	5.10%, 10/20/22	141,791
	1,000,000	7.00%, 03/03/21	144,814
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	149,133
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/22	142,661
	700,000	Financial Street Holdings Co. Ltd. 4.24%, 08/31/22	100,077
	900,000	Guangzhou R&F Properties Co. Ltd. 7.00%, 01/22/21	128,458
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/20	142,828
	600,000	Poly Real Estate Group Co. Ltd. 4.00%, 01/15/21	85,773
	800,000	Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	115,981
			1,786,431
Principal
Amount			Value
Industrial: 12.9%
CNY	1,248,200	China Railway Corp. 4.63%, 08/25/21	$180,745
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/24	78,102
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	147,670
	1,080,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	157,973
			564,490
Total Corporate Bonds (Cost: $3,465,567)			3,252,372
GOVERNMENT OBLIGATIONS: 24.0%
		China Government Bonds
	500,000	3.27%, 08/22/46	64,786
	5,347,000	3.40%, 04/17/23	766,226
	1,541,000	4.26%, 07/31/21	224,097
Total Government Obligations (Cost: $1,173,138)			1,055,109
Total Investments: 98.0% (Cost: $4,638,705)			4,307,481
Other assets less liabilities: 2.0%			90,090
NET ASSETS: 100.0%			$4,397,571

Summary of Investments by Sector	% of Investments	Value
Consumer, Cyclical	6.3%	$269,807
Consumer, Non-cyclical	7.2	310,447
Energy	7.4	321,197
Financial	41.5	1,786,431
Government	24.5	1,055,109
Industrial	13.1	564,490
	100.0%	$4,307,481

See Notes to Financial Statements

5

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1	Level 2 Significant	Level 3 Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$3,252,372	$—	$3,252,372
Government Obligations*	—	1,055,109	—	1,055,109
Total	$—	$4,307,481	$—	$4,307,481

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

6

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal
Amount			Value
CORPORATE BONDS: 33.1%
Argentina: 0.1%
USD	25,000	YPF SA Reg S 8.50%, 07/28/25	$19,925
Austria: 0.4%
	64,000	JBS Investments GmbH Reg S 6.25%, 02/05/23	65,402
Bermuda: 0.8%
	101,431	Digicel Group Two Ltd. 144A 9.13% 04/01/24	18,765
	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	101,887
			120,652
Brazil: 1.0%
		Banco do Brasil SA Reg S
	50,000	5.88%, 01/26/22	52,475
	50,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (o)	52,655
	50,000	Itau Unibanco Holding SA of Cayman Island Reg S 5.13%, 05/13/23	53,150
			158,280
British Virgin Islands: 2.9%
	100,000	China Cinda Finance I Ltd. Reg S 4.25%, 04/23/25	106,060
	57,000	CNOOC Finance Ltd. Reg S 3.88%, 05/02/22	58,920
	50,000	Gerdau Trade, Inc. Reg S 5.75%, 01/30/21	52,188
	200,000	Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	219,866
			437,034
Canada: 0.4%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/25	50,313
	12,000	First Quantum Minerals Ltd. Reg S 7.00%, 02/15/21	12,083
			62,396
Cayman Islands: 5.2%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 11/28/24	105,119
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	75,861
	50,000	Comunicaciones Celulares SA Reg S 6.88%, 02/06/24	51,625
	75,000	Hutchison Whampoa International 11 Ltd. Reg S 4.63%, 01/13/22	78,445
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	103,048
Principal
Amount			Value
Cayman Islands: (continued)
USD	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	$214,589
		Vale Overseas Ltd.
	60,000	4.38%, 01/11/22	62,760
	75,000	6.88%, 11/21/36	95,430
			786,877
China / Hong Kong: 0.7%
	100,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	109,143
Colombia: 1.0%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/27	103,126
	40,000	Ecopetrol SA 5.38%, 06/26/26	44,900
COP	24,857,000	Empresas Públicas de Medellín ESP Reg S 8.38%, 02/01/21	7,589
			155,615
Curacao: 0.1%
USD	10,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	9,138
Czech Republic: 0.5%
EUR	50,000	CEZ AS Reg S 4.88%, 04/16/25	69,082
France: 0.4%
	50,000	mFinance France SA Reg S 2.00%, 11/26/21	57,866
India: 1.1%
USD	50,000	ICICI Bank Ltd. Reg S 4.00%, 03/18/26	52,180
	100,000	State Bank of India/London 144A 4.88%, 04/17/24	108,575
			160,755
Indonesia: 1.2%
	70,000	Pertamina Persero PT 144A 4.30%, 05/20/23	73,916
	100,000	Perusahaan Listrik Negara PT Reg S 4.13%, 05/15/27	104,791
			178,707
Ireland: 0.8%
EUR	100,000	Vnesheconombank Via VEB Finance Plc Reg S 4.03%, 02/21/23	124,397
Luxembourg: 2.2%
		Gaz Capital SA Reg S
USD	100,000	6.51%, 03/07/22	108,808
	60,000	8.63%, 04/28/34	86,131
	100,000	Gazprom OAO Via Gaz Capital SA Reg S 7.29%, 08/16/37	135,286
			330,225

See Notes to Financial Statements

7

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
Malaysia: 0.7%
USD	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	$113,528
Mexico: 4.0%
	125,000	America Movil SAB de CV 6.13%, 03/30/40	169,727
	50,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	53,438
		Petróleos Mexicanos
	75,000	6.50%, 03/13/27	79,687
	50,000	6.50%, 06/02/41	49,863
	64,000	6.63%, 06/15/38	63,457
	50,000	6.75%, 09/21/47	49,995
EUR	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	138,754
			604,921
Netherlands: 3.4%
USD	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	110,319
	75,000	MDGH-GMTN BV Reg S 5.50%, 03/01/22	80,445
	50,000	Metinvest BV 144A 7.75%, 04/23/23	52,403
		Petrobras Global Finance BV
	12,000	4.38%, 05/20/23	12,534
	50,000	6.00%, 01/27/28	56,478
	60,000	6.75%, 01/27/41	69,637
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	89,811
		Teva Pharmaceutical Finance Netherlands III BV
USD	20,000	2.20%, 07/21/21	19,035
	20,000	2.80%, 07/21/23	17,350
	20,000	3.15%, 10/01/26	15,100
			523,112
Peru: 0.9%
	125,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23	132,212
Turkey: 1.0%
	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	50,285
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23	99,615
			149,900
United Arab Emirates: 1.7%
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	131,738
EUR	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	128,979
			260,717

Principal Amount			Value
United Kingdom: 1.9%
		Anglo American Capital Plc Reg S
USD	50,000	3.63%, 09/11/24	$51,917
	50,000	4.75%, 04/10/27	54,243
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22	52,742
	25,000	DTEK Finance Plc 10.75%, 12/31/24	25,538
	100,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	99,250
			283,690
United States: 0.7%
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/24	104,630
Total Corporate Bonds (Cost: $4,791,279)			5,018,204
GOVERNMENT OBLIGATIONS: 65.2%
Angola: 0.3%
	50,000	Angolan Government International Bond 144A 8.25%, 05/09/28	52,352
Argentina: 0.3%
EUR	120,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	48,565
Bahrain: 0.8%
		Bahrain Government International Bonds 144A
USD	64,000	6.13%, 08/01/23	69,905
	50,000	6.75%, 09/20/29	57,124
			127,029
Brazil: 4.8%
		Brazil Government International Bonds
	25,000	4.25%, 01/07/25	26,531
	20,000	4.88%, 01/22/21	20,695
	50,000	7.13%, 01/20/37	64,376
		Brazil Letras do Tesouro Nacional
BRL	240,000	0.00%04/01/21 ^	56,161
	220,000	0.00%07/01/21 ^	50,826
	200,000	0.00%01/01/22 ^	44,927
	180,000	0.00%07/01/22 ^	39,253
	190,000	0.00%07/01/23 ^	38,795
		Brazil Notas do Tesouro Nacional, Series F
	305,000	10.00%, 01/01/21	80,429
	395,000	10.00%, 01/01/23	111,032
	300,000	10.00%, 01/01/25	87,661
	230,000	10.00%, 01/01/27	69,321
	105,000	10.00%, 01/01/29	32,355
			722,362
Cayman Islands: 0.7%
		KSA Sukuk Ltd. 144A
USD	50,000	2.89%, 04/20/22	50,837
	50,000	3.63%, 04/20/27	52,557
			103,394

See Notes to Financial Statements

8

Principal Amount			Value
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	5,000,000	4.50%, 03/01/21	$6,998
	30,000,000	4.50%, 03/01/26	44,081
	25,000,000	5.00%, 03/01/35	39,922
	20,000,000	6.00%, 01/01/43	37,013
USD	100,000	Chile Government International Bond 3.13%, 03/27/25	105,000
EUR	100,000	Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	122,035
USD	100,000	Empresa Nacional del Petroleo Reg S 4.75%, 12/06/21	103,983
			459,032
China / Hong Kong: 0.7%
	100,000	Export-Import Bank of China Reg S 3.63%, 07/31/24	105,942
Colombia: 2.5%
		Colombia Government International Bonds
	25,000	4.00%, 02/26/24	26,458
	50,000	5.00%, 06/15/45	58,363
	25,000	6.13%, 01/18/41	32,469
		Colombian TES
COP	132,200,000	6.00%, 04/28/28	39,669
	69,000,000	6.25%, 11/26/25	21,247
	137,500,000	7.00%, 05/04/22	42,771
	68,000,000	7.00%, 06/30/32	21,635
	158,100,000	7.50%, 08/26/26	51,869
	100,500,000	7.75%, 09/18/30	33,817
	139,400,000	10.00%, 07/24/24	49,585
			377,883
Croatia: 0.6%
USD	75,000	Croatia Government International Bond 144A 6.00%, 01/26/24	86,357
Czech Republic: 1.3%
		Czech Republic Government Bonds
CZK	250,000	0.25%, 02/10/27	10,107
	110,000	0.75%, 02/23/21	4,781
	230,000	2.00%, 10/13/33	10,871
	430,000	2.75%, 07/23/29	21,213
		Czech Republic Government Bonds Reg S
	250,000	0.45%, 10/25/23	10,624
	420,000	0.95%, 05/15/30	17,595
	380,000	1.00%, 06/26/26	16,291
	440,000	2.40%, 09/17/25	20,512
	440,000	2.50%, 08/25/28	21,025
	50,000	Czech Republic International Bonds Reg S 3.88%, 05/24/22	61,913
			194,932
Principal Amount			Value
Dominican Republic: 0.5%
		Dominican Republic International Bonds Reg S
USD	25,000	5.95%, 01/25/27	$27,532
	25,000	6.85%, 01/27/45	28,282
	14,133	7.50%, 05/06/21	14,752
			70,566
Ecuador: 0.6%
	50,000	Ecuador Government International Bonds 144A 7.95%, 06/20/24	48,313
	50,000	Ecuador Government International Bonds Reg S 7.88%, 01/23/28	44,925
			93,238
Egypt: 0.4%
	50,000	Egypt Government International Bond 144A 7.50%, 01/31/27	54,376
El Salvador: 0.2%
	30,000	El Salvador Government International Bonds Reg S 7.65%, 06/15/35	32,775
Hungary: 1.9%
		Hungary Government Bonds
HUF	7,400,000	1.75%, 10/26/22	26,115
	2,600,000	2.50%, 10/27/21	9,279
	5,500,000	3.00%, 06/26/24	20,586
	7,450,000	3.00%, 10/27/27	28,137
	6,520,000	5.50%, 06/24/25	27,553
	6,600,000	6.00%, 11/24/23	27,243
	6,100,000	7.00%, 06/24/22	24,451
	4,830,000	7.50%, 11/12/20	17,672
USD	100,000	Hungary Government International Bonds 6.38%, 03/29/21	106,012
			287,048
Indonesia: 5.6%
		Indonesia Government International Bonds Reg S
	75,000	7.75%, 01/17/38	111,944
	100,000	8.50%, 10/12/35	156,508
		Indonesia Treasury Bonds
IDR	579,000,000	5.63%, 05/15/23	40,470
	712,000,000	6.13%, 05/15/28	48,524
	598,000,000	6.63%, 05/15/33	40,210
	635,000,000	7.00%, 05/15/22	46,131
	696,000,000	7.00%, 05/15/27	50,377
	140,000,000	8.13%, 05/15/24	10,659
	595,000,000	8.25%, 07/15/21	44,034
	230,000,000	8.25%, 05/15/29	17,856
	425,000,000	8.25%, 05/15/36	32,194
	610,000,000	8.38%, 03/15/24	46,711
	709,000,000	8.38%, 09/15/26	55,309
	628,000,000	8.38%, 03/15/34	48,477
	268,000,000	8.75%, 05/15/31	21,348
	630,000,000	9.00%, 03/15/29	50,866
	214,000,000	10.50%, 08/15/30	18,945

See Notes to Financial Statements

9

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
Indonesia: (continued)
IDR	66,000,000	11.00%, 11/15/20	$4,962
			845,525
Israel: 2.5%
		Israel Government Bonds
ILS	120,000	1.75%, 08/31/25	36,375
	110,000	2.00%, 03/31/27	34,093
	50,000	3.75%, 03/31/24	16,267
	155,000	4.25%, 03/31/23	49,865
	130,000	5.50%, 01/31/22	41,298
	120,000	5.50%, 01/31/42	57,510
	100,000	6.25%, 10/30/26	39,208
		Israel Government International Bonds
USD	50,000	4.00%, 06/30/22	52,774
	50,000	4.50%, 01/30/43	60,488
			387,878
Jamaica: 0.4%
	50,000	Jamaica Government International Bonds 6.75%, 04/28/28	59,213
Kazakhstan: 0.4%
	50,000	Kazakhstan Government International Bonds Reg S 5.13%, 07/21/25	56,787
Kuwait: 0.3%
	40,000	Kuwait International Government Bonds 144A 3.50%, 03/20/27	43,135
Lebanon: 0.6%
	140,000	Lebanon Government International Bonds Reg S 8.25%, 04/12/21	97,831
Malaysia: 3.9%
		Malaysia Government Bonds
MYR	130,000	3.42%, 08/15/22	31,314
	225,000	3.48%, 03/15/23	54,237
	47,000	3.66%, 10/15/20	11,307
	130,000	3.73%, 06/15/28	31,646
	130,000	3.80%, 09/30/22	31,629
	180,000	3.84%, 04/15/33	43,616
	32,000	3.88%, 03/10/22	7,786
	175,000	3.89%, 03/15/27	43,141
	92,000	3.90%, 11/16/27	22,674
	147,000	3.96%, 09/15/25	36,228
	25,000	4.05%, 09/30/21	6,087
	125,000	4.06%, 09/30/24	30,892
	150,000	4.16%, 07/15/21	36,527
	123,000	4.18%, 07/15/24	30,503
	130,000	4.23%, 06/30/31	32,847
	125,000	4.39%, 04/15/26	31,683
	125,000	4.50%, 04/15/30	32,250
	133,000	4.74%, 03/15/46	35,645
	130,000	4.76%, 04/07/37	35,067
	35,000	4.89%, 06/08/38	9,559
			594,638
Principal Amount			Value
Mexico: 5.6%
		Mexican Bonos
MXN	664,000	5.75%, 03/05/26	$32,996
	1,128,000	6.50%, 06/10/21	58,763
	1,150,000	6.50%, 06/09/22	59,973
	1,110,000	7.25%, 12/09/21	58,739
	1,190,100	7.50%, 06/03/27	64,927
	546,000	7.75%, 05/29/31	30,485
	477,000	7.75%, 11/23/34	26,715
	762,000	7.75%, 11/13/42	42,495
	906,000	8.00%, 12/07/23	49,721
	394,000	8.00%, 11/07/47	22,643
	520,000	8.50%, 05/31/29	30,415
	620,000	8.50%, 11/18/38	37,116
	1,095,000	10.00%, 12/05/24	65,476
	430,000	10.00%, 11/20/36	29,058
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	81,840
	75,000	4.75%, 03/08/44	82,051
	60,000	6.05%, 01/11/40	76,726
			850,139
Nigeria: 1.0%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	53,914
USD	100,000	Nigeria Government International Bonds 144A 6.50%, 11/28/27	100,534
			154,448
Oman: 0.8%
		Oman Government International Bonds 144A
	75,000	5.63%, 01/17/28	74,398
	50,000	6.75%, 01/17/48	47,058
			121,456
Panama: 0.3%
		Panama Government International Bonds
	20,000	3.88%, 03/17/28	21,788
	19,400	7.13%, 01/29/26	24,420
			46,208
Peru: 2.1%
		Peru Government Bonds
PEN	45,000	5.70%, 08/12/24	14,992
	90,000	6.35%, 08/12/28	31,379
	60,000	6.85%, 02/12/42	22,293
	60,000	6.90%, 08/12/37	22,196
	65,000	6.95%, 08/12/31	23,794
	55,000	8.20%, 08/12/26	20,842
		Peru Government Bonds Reg S 144A
	44,000	5.40%, 08/12/34	14,146
	74,000	5.94%, 02/12/29	25,097
	70,000	6.15%, 08/12/32	24,064
		Peru Government International Bonds
USD	62,000	7.35%, 07/21/25	78,864
	25,000	8.75%, 11/21/33	41,313
			318,980

See Notes to Financial Statements

10

Principal Amount			Value
Philippines: 1.1%
		Philippine Government International Bonds
USD	50,000	5.00%, 01/13/37	$63,902
	25,000	6.38%, 10/23/34	35,368
	25,000	9.50%, 02/02/30	40,338
	25,000	10.63%, 03/16/25	35,695
			175,303
Poland: 3.0%
		Republic of Poland Government Bonds
PLN	180,000	1.75%, 07/25/21	47,472
	160,000	2.25%, 04/25/22	42,693
	154,000	2.50%, 01/25/23	41,488
	175,000	2.50%, 07/25/26	47,681
	175,000	2.50%, 07/25/27	47,808
	130,000	2.75%, 04/25/28	36,187
	14,000	2.75%, 10/25/29	3,930
	130,000	3.25%, 07/25/25	36,734
	135,000	4.00%, 10/25/23	38,564
	110,000	5.25%, 10/25/20	30,007
	100,000	5.75%, 10/25/21	28,406
	120,000	5.75%, 09/23/22	35,165
	50,000	5.75%, 04/25/29	17,630
			453,765
Qatar: 1.0%
USD	100,000	Qatar Government International Bonds Reg S 6.40%, 01/20/40	146,337
Romania: 1.6%
		Romania Government Bonds
RON	80,000	3.25%, 03/22/21	18,750
	60,000	3.25%, 04/29/24	13,775
	80,000	3.40%, 03/08/22	18,732
	80,000	4.75%, 02/24/25	19,539
	60,000	5.80%, 07/26/27	15,663
	70,000	5.85%, 04/26/23	17,592
	70,000	5.95%, 06/11/21	17,074
		Romanian Government International Bonds Reg S
EUR	25,000	2.75%, 10/29/25	31,665
	45,000	3.88%, 10/29/35	59,951
USD	25,000	4.88%, 01/22/24	27,516
			240,257
Russia: 3.6%
		Russian Federal Bonds
RUB	700,000	6.50%, 02/28/24	11,104
	1,690,000	6.90%, 05/23/29	27,369
	2,000,000	7.00%, 12/15/21	31,887
	1,200,000	7.00%, 08/16/23	19,337
	2,000,000	7.05%, 01/19/28	32,698
	2,300,000	7.10%, 10/16/24	37,398
	800,000	7.25%, 05/10/34	13,260
	2,400,000	7.40%, 12/07/22	39,075
	510,000	7.40%, 07/17/24	8,383
	1,930,000	7.50%, 08/18/21	30,941
	800,000	7.60%, 07/20/22	12,999
	2,600,000	7.70%, 03/23/33	44,698
Principal Amount			Value
Russia: (continued)
RUB	2,100,000	7.75%, 09/16/26	$35,611
	800,000	7.95%, 10/07/26	13,716
	2,080,000	8.15%, 02/03/27	35,933
	1,700,000	8.50%, 09/17/31	30,915
		Russian Foreign Bonds Reg S
USD	33,500	7.50%, 03/31/30 (s)	38,341
	45,000	12.75%, 06/24/28	76,751
			540,416
Saudi Arabia: 0.4%
	50,000	Saudi Government International Bonds 144A 4.50%, 10/26/46	55,124
South Africa: 3.8%
		Republic of South Africa Government Bonds
ZAR	193,000	6.25%, 03/31/36	9,168
	700,000	7.00%, 02/28/31	38,784
	550,000	7.75%, 02/28/23	36,751
	760,000	8.00%, 01/31/30	46,440
	600,000	8.25%, 03/31/32	36,114
	700,000	8.50%, 01/31/37	40,998
	720,000	8.75%, 01/31/44	41,970
	1,175,000	8.75%, 02/28/48	67,956
	550,000	8.88%, 02/28/35	33,926
	320,000	9.00%, 01/31/40	19,368
	1,050,000	10.50%, 12/21/26	76,536
		Republic of South Africa Government International Bonds
USD	50,000	4.30%, 10/12/28	48,313
	75,000	5.88%, 09/16/25	81,922
			578,246
Sri Lanka: 0.6%
		Sri Lanka Government International Bonds 144A
	50,000	5.75%, 04/18/23	50,173
	40,000	6.85%, 11/03/25	40,637
			90,810
Thailand: 3.7%
		Thailand Government Bonds
THB	1,300,000	1.88%, 06/17/22	43,588
	1,300,000	2.00%, 12/17/22	43,833
	1,400,000	2.13%, 12/17/26	48,290
	160,000	2.40%, 12/17/23	5,512
	124,000	2.88%, 12/17/28	4,571
	1,350,000	3.40%, 06/17/36	56,076
	1,033,000	3.63%, 06/16/23	36,874
	1,315,000	3.65%, 12/17/21	45,589
	1,300,000	3.65%, 06/20/31	52,519
	589,000	3.78%, 06/25/32	24,379
	1,250,000	3.85%, 12/12/25	47,274
	1,000,000	4.68%, 06/29/44	52,870
	1,400,000	4.88%, 06/22/29	60,113
	900,000	Thailand Government Bonds Reg S 4.26%, 12/12/37	41,194
			562,682

See Notes to Financial Statements

11

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
Turkey: 2.9%
		Turkey Government International Bonds
USD	60,000	5.63%, 03/30/21	$61,441
	50,000	6.00%, 03/25/27	49,610
	90,000	6.88%, 03/17/36	88,883
TRY	100,000	7.10%, 03/08/23	15,072
USD	80,000	7.38%, 02/05/25	85,978
TRY	170,000	8.00%, 03/12/25	24,393
	100,000	9.20%, 09/22/21	16,726
	130,000	10.50%, 08/11/27	20,527
	118,000	10.60%, 02/11/26	18,983
	100,000	10.70%, 08/17/22	16,788
	130,000	11.00%, 03/02/22	22,229
	27,000	12.20%, 01/18/23	4,726
	110,000	12.40%, 03/08/28	19,237
			444,593
United Arab Emirates: 0.8%
		Abu Dhabi Government International Bonds 144A
USD	50,000	2.50%, 10/11/22	50,601
	65,000	3.13%, 10/11/27	67,972
			118,573
Principal Amount			Value
Uruguay: 0.6%
USD	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	$83,257
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	8,291
	300,000	9.88%, 06/20/22	7,842
			99,390
Total Government Obligations (Cost: $9,744,998)			9,897,585
Total Investments: 98.3% (Cost: $14,536,277)			14,915,789
Other assets less liabilities: 1.7%			250,834
NET ASSETS: 100.0%			$15,166,623

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(o)	Perpetual Maturity – the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,676,514, or 11.1% of net assets.

See Notes to Financial Statements

12

Summary of Investments by Sector	% of Investments	Value
Basic Materials	3.9%	$583,329
Communications	3.9	576,102
Consumer, Non-cyclical	2.3	347,574
Diversified	2.5	368,895
Energy	8.7	1,297,676
Financial	9.4	1,402,050
Government	66.3	9,897,585
Industrial	0.7	104,630
Utilities	2.3	337,948
	100.0%	$14,915,789

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,018,204	$—	$5,018,204
Government Obligations*	—	9,897,585	—	9,897,585
Total	$—	$14,915,789	$—	$14,915,789

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

13

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 94.0%
Argentina: 3.9%
$468,750	Aeropuertos Argentina 2000 SA 144A 6.88%, 02/01/27	$437,109
350,000	AES Argentina Generacion SA 144A 7.75%, 02/02/24	275,625
475,000	Agua y Saneamientos Argentinos SA Reg S 6.63%, 02/01/23	188,813
550,000	Arcor SAIC 144A 6.00%, 07/06/23	495,143
350,000	Banco Macro SA 144A 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/26	257,250
500,000	Cablevision SA 144A 6.50%, 06/15/21	476,250
300,000	Capex SA 144A 6.88%, 05/15/24	240,003
300,000	Cia General de Combustibles SA 144A 9.50%, 11/07/21	234,000
400,000	Cia Latinoamericana de Infraestructura & Servicios SA 144A 9.50%, 07/20/23	186,000
300,000	Generacion Mediterranea SA 144A 9.63%, 07/27/23	171,000
600,000	Genneia SA 144A 8.75%, 01/20/22	408,000
400,000	IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	325,004
	Pampa Energia SA 144A
500,000	7.38%, 07/21/23	437,500
800,000	7.50%, 01/24/27	644,808
350,000	9.13%, 04/15/29	285,950
350,000	Pan American Energy LLC 144A 7.88%, 05/07/21	355,250
550,000	Rio Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	321,756
500,000	Tecpetrol SA 144A 4.88%, 12/12/22	460,625
400,000	Telecom Argentina SA 144A 8.00%, 07/18/26	361,000
500,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	421,750
450,000	YPF Energia Electrica SA 144A 10.00%, 07/25/26	342,630
	YPF SA 144A
1,180,000	6.95%, 07/21/27	886,782
675,000	7.00%, 12/15/47	481,788
950,000	8.50%, 03/23/21	871,625
1,600,000	8.50%, 07/28/25	1,275,200
500,000	8.50%, 06/27/29	383,600
1,300,000	8.75%, 04/04/24	1,092,000
		12,316,461
Austria: 0.5%
100,000	BRF GmbH 144A 4.35%, 09/29/26	99,876
Principal Amount		Value
Austria: (continued)
$200,000	Eldorado Intl. Finance GmbH 144A 8.63%, 06/16/21	$210,010
200,000	JBS Investments GmbH 144A 6.25%, 02/05/23	204,380
	JBS Investments II GmbH 144A
200,000	5.75%, 01/15/28	208,850
500,000	7.00%, 01/15/26	543,250
200,000	Klabin Austria GmbH 144A 5.75%, 04/03/29	212,240
		1,478,606
Azerbaijan: 1.0%
2,075,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	2,423,301
700,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	842,698
		3,265,999
Bahrain: 0.9%
500,000	BBK BSC Reg S 5.50%, 07/09/24	507,050
	Oil and Gas Holding Co. BSCC 144A
1,075,000	7.50%, 10/25/27	1,203,552
500,000	7.63%, 11/07/24	567,625
500,000	8.38%, 11/07/28	589,491
		2,867,718
Belarus: 0.2%
500,000	Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	526,283
Bermuda: 1.7%
200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/22	201,297
200,000	Cosan Ltd. 144A 5.50%, 09/20/29	208,150
912,000	Digicel Group One Ltd. 144A 8.25%, 12/30/22	543,780
	Digicel Group Two Ltd. 144A
698,000	8.25%, 09/30/22	184,970
1,217,183	9.13% 04/01/24	225,179
	Digicel Ltd. 144A
1,275,000	6.00%, 04/15/21	956,263
900,000	6.75%, 03/01/23	477,009
400,000	GCL New Energy Holdings Ltd. Reg S 7.10%, 01/30/21	370,616
500,000	Geopark Ltd. 144A 6.50%, 09/21/24	518,625
400,000	Hopson Development Holdings Ltd. Reg S 7.50%, 06/27/22	405,840
600,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	624,006
750,000	Li & Fung Ltd. Reg S 5.25%, 11/03/21 (o)	580,125
		5,295,860
Brazil: 4.0%
	Banco Bradesco SA 144A
450,000	5.75%, 03/01/22	478,692
600,000	5.90%, 01/16/21	621,840

See Notes to Financial Statements

14

Principal Amount		Value
Brazil: (continued)
$75,000	Banco BTG Pactual SA 144A 5.75%, 09/28/22	$78,816
300,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	315,263
700,000	Banco do Brasil SA 3.88%, 10/10/22	718,200
	Banco do Brasil SA 144A
730,000	5.88%, 01/26/22	766,135
400,000	5.88%, 01/19/23	431,504
	Banco do Brasil SA/Cayman 144A
200,000	4.63%, 01/15/25	209,250
400,000	4.75%, 03/20/24	419,700
200,000	4.88%, 04/19/23	210,375
200,000	5.38%, 01/15/21	206,252
50,000	Banco do Estado do Rio Grande do Sul SA 144A 7.38%, 02/02/22	53,688
200,000	Banco do Estado do Rio Grande do Sul SA Reg S 7.38%, 02/02/22	214,752
	Banco Nacional de Desenvolvimento Economico e Social 144A
400,000	4.75%, 05/09/24	426,004
300,000	5.75%, 09/26/23	331,875
400,000	Banco Safra SA 144A 6.75%, 01/27/21	419,740
400,000	Banco Votorantim SA 144A 4.00%, 09/24/22	409,540
	BRF SA 144A
550,000	4.75%, 05/22/24	572,137
200,000	4.88%, 01/24/30	199,780
200,000	Caixa Economica Federal 144A 3.50%, 11/07/22	202,750
560,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	655,066
660,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	693,000
200,000	Cia de Saneamento Basico do Estado de Sao Paulo Reg S 6.25%, 12/16/20	203,000
	Globo Comunicacao e Participacoes SA 144A
150,000	4.84%, 06/08/25	155,627
150,000	4.88%, 04/11/22	156,094
	Itau Unibanco Holding SA 144A
1,200,000	5.13%, 05/13/23	1,275,600
950,000	5.75%, 01/22/21	983,734
200,000	6.20%, 12/21/21	213,000
300,000	Itau Unibanco Holding SA/Cayman Island 144A 5.50%, 08/06/22	318,900
200,000	Light Servicos de Eletricidade SA/Light Energia SA 144A 7.25%, 05/03/23	216,002
300,000	Natura Cosmeticos SA 144A 5.38%, 02/01/23	315,378
		12,471,694
Principal Amount		Value
British Virgin Islands: 4.2%
$350,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	$380,188
500,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	528,755
300,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22 (o)	317,250
	Easy Tactic Ltd. Reg S
700,000	5.75%, 01/13/22	679,429
200,000	7.00%, 04/25/21	200,538
200,000	8.13%, 02/27/23	199,180
300,000	8.75%, 01/10/21	307,471
1,200,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/22	1,197,715
400,000	Franshion Brilliant Ltd. Reg S 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (o)	396,198
	Gold Fields Orogen Holdings BVI Ltd. 144A
550,000	5.13%, 05/15/24	583,000
550,000	6.13%, 05/15/29	622,875
	Greenland Global Investment Ltd. Reg S
400,000	5.25%, 02/12/21	402,549
350,000	5.88%, 07/03/24	341,181
300,000	6.75%, 06/25/22	308,884
450,000	Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	490,505
300,000	Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	290,562
425,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	419,927
200,000	LS Finance 2025 Ltd. Reg S 4.50%, 06/26/25	192,403
400,000	New Metro Global Ltd. Reg S 6.50%, 04/23/21	395,608
220,000	Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/22	151,822
200,000	RKI Overseas Finance 2016 B Ltd. Reg S 4.70%, 09/06/21	198,830
250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	213,778
200,000	RKP Overseas Finance 2016 A Ltd. Reg S 7.95%, 02/17/22 (o)	190,881
200,000	RongXingDa Development BVI Ltd. Reg S 8.00%, 04/24/22	186,111
	Scenery Journey Ltd. Reg S
200,000	9.00%, 03/06/21	195,357
500,000	11.00%, 11/06/20	510,589
300,000	13.75%, 11/06/23	304,257
200,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	175,095

See Notes to Financial Statements

15

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
British Virgin Islands: (continued)
$506,000	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	$538,416
900,000	Studio City Co. Ltd. 144A 7.25%, 11/30/21	924,930
670,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24	713,550
300,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	304,947
200,000	Yingde Gases Investment Ltd. 144A 6.25%, 01/19/23	206,746
200,000	Zhongrong International Resources Co. Ltd. Reg S 7.25%, 10/26/20	104,539
		13,174,066
Canada: 1.9%
400,000	Canacol Energy Ltd. 144A 7.25%, 05/03/25	420,504
	First Quantum Minerals Ltd. 144A
800,000	6.50%, 03/01/24	785,600
1,000,000	6.88%, 03/01/26	983,750
800,000	7.25%, 05/15/22	805,000
1,100,000	7.25%, 04/01/23	1,108,937
1,277,000	7.50%, 04/01/25	1,284,981
300,000	Frontera Energy Corp. 144A 9.70%, 06/25/23	320,625
265,675	Stoneway Capital Corp. 144A 10.00%, 03/01/27	137,489
		5,846,886
Cayman Islands: 12.5%
300,000	361 Degrees International Ltd. Reg S 7.25%, 06/03/21	246,900
	Agile Group Holdings Ltd. Reg S
400,000	6.70%, 03/07/22	415,186
200,000	8.50%, 07/18/21	211,659
700,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	668,472
200,000	Alpha Star Holding V Ltd. Reg S 6.63%, 04/18/23	187,978
200,000	CAR, Inc. Reg S 6.00%, 02/11/21	189,546
300,000	Cementos Progreso Trust 144A 7.13%, 11/06/23	308,816
	Central China Real Estate Ltd. Reg S
200,000	6.50%, 03/05/21	199,800
275,000	8.75%, 01/23/21	282,288
	CFLD Cayman Investment Ltd. Reg S
400,000	6.50%, 12/21/20	402,526
200,000	8.63%, 02/28/21	205,500
500,000	9.00%, 07/31/21	519,004
200,000	China Aoyuan Group Ltd. Reg S 7.95%, 09/07/21	209,040
300,000	China Aoyuan Property Group Ltd. Reg S 7.50%, 05/10/21	309,027
Principal Amount		Value
Cayman Islands: (continued)
	China Evergrande Group Reg S
$850,000	7.50%, 06/28/23	$728,379
300,000	8.25%, 03/23/22	278,829
1,625,000	8.75%, 06/28/25	1,364,946
500,000	9.50%, 03/29/24	448,217
700,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	689,927
	CIFI Holdings Group Co. Ltd. Reg S
200,000	5.50%, 01/23/22	201,099
200,000	6.55%, 03/28/24	202,282
200,000	6.88%, 04/23/21	205,600
200,000	7.63%, 03/02/21	207,100
200,000	7.63%, 02/28/23	210,598
825,000	Comcel Trust 144A 6.88%, 02/06/24	851,812
	Country Garden Holdings Co. Ltd. Reg S
600,000	4.75%, 09/28/23	601,478
300,000	5.63%, 12/15/26	307,308
500,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	494,709
750,000	DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 01/22/25 (o)	803,437
200,000	E-House China Enterprise Holdings Ltd. Reg S 7.75%, 02/28/21	201,500
400,000	Emirates Reit Sukuk Ltd. Reg S 5.13%, 12/12/22	393,878
400,000	Energuate Trust 144A 5.88%, 05/03/27	403,004
	Ezdan Sukuk Co. Ltd. Reg S
800,000	4.38%, 05/18/21	712,152
400,000	4.88%, 04/05/22	350,000
	Fantasia Holdings Group Co. Ltd. Reg S
300,000	7.38%, 10/04/21	279,150
200,000	15.00%, 12/18/21	209,137
600,000	Global A&T Electronics Ltd. 8.50%, 01/12/23	561,121
950,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22	987,810
191,000	Health and Happiness H&H International Holdings Ltd. 144A 7.25%, 06/21/21	194,388
600,000	Industrial Senior Trust 144A 5.50%, 11/01/22	627,750
200,000	Jingrui Holdings Ltd. Reg S 9.45%, 04/23/21	185,400
	Kaisa Group Holdings Ltd. Reg S
400,000	8.50%, 06/30/22	379,588
850,000	9.38%, 06/30/24	767,837
200,000	11.25%, 04/09/22	202,304
400,000	King Talent Management Ltd. Reg S 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (o)	349,987
	KWG Group Holdings Ltd. Reg S
200,000	7.88%, 08/09/21	207,500
200,000	7.88%, 09/01/23	205,816

See Notes to Financial Statements

16

Principal Amount		Value
Cayman Islands: (continued)
	KWG Property Holding Ltd. Reg S
$200,000	5.88%, 11/10/24	$184,881
300,000	6.00%, 09/15/22	298,641
500,000	Lamar Funding Ltd. 144A 3.96%, 05/07/25	469,047
800,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	750,474
	Latam Finance Ltd. 144A
700,000	6.88%, 04/11/24	742,525
900,000	7.00%, 03/01/26	971,550
	Logan Property Holdings Co. Ltd. Reg S
200,000	5.25%, 02/23/23	197,191
400,000	6.88%, 04/24/21	411,400
	MAF Global Securities Ltd. Reg S
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	553,437
300,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (o)	299,169
	Melco Resorts Finance Ltd. 144A
900,000	4.88%, 06/06/25	923,211
600,000	5.25%, 04/26/26	626,638
700,000	5.63%, 07/17/27	731,828
	MGM China Holdings Ltd. 144A
200,000	5.38%, 05/15/24	210,000
200,000	5.88%, 05/15/26	212,000
200,000	Modern Land China Co. Ltd. Reg S 7.95%, 03/05/21	185,120
	Mumtalakat Sukuk Holding Co. Reg S
500,000	4.00%, 11/25/21	500,308
800,000	5.63%, 02/27/24	831,100
300,000	NagaCorp Ltd. 144A 9.38%, 05/21/21	318,444
500,000	NMC Healthcare Sukuk Ltd. Reg S 5.95%, 11/21/23	535,012
149,056	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	146,822
200,000	OmGrid Funding Ltd. 144A 5.20%, 05/16/27	195,570
200,000	Powerlong Real Estate Holdings Ltd. 6.95%, 04/17/21	201,700
	Redsun Properties Group Ltd. Reg S
200,000	9.95%, 04/11/22	189,635
200,000	11.50%, 03/04/21	201,275
	Ronshine China Holdings Ltd. Reg S
400,000	8.25%, 02/01/21	407,019
200,000	8.75%, 10/25/22	205,143
200,000	11.25%, 08/22/21	212,700
250,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 08/11/22	263,750
900,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	760,500
450,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	461,915
	Sunac China Holdings Ltd. Reg S
500,000	7.88%, 02/15/22	512,424
600,000	7.95%, 08/08/22	614,292
300,000	8.38%, 01/15/21	308,981
Principal Amount		Value
Cayman Islands: (continued)
$500,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	$550,630
800,000	Times Property Holdings Ltd. Reg S 6.60%, 03/02/23	804,364
578,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/22	599,794
	Wynn Macau Ltd. 144A
700,000	4.88%, 10/01/24	706,790
700,000	5.50%, 10/01/27	722,094
200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	206,839
	Yuzhou Properties Co. Ltd. Reg S
300,000	6.00%, 01/25/22	297,598
200,000	6.00%, 10/25/23	190,287
400,000	7.90%, 05/11/21	413,600
200,000	8.50%, 02/26/24	204,258
200,000	8.63%, 01/23/22	209,299
	Zhenro Properties Group Ltd. Reg S
200,000	8.65%, 01/21/23	198,895
200,000	12.50%, 01/02/21	211,300
		39,119,235
Chile: 0.6%
	AES Gener SA 144A
300,000	6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	301,740
600,000	7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	624,484
500,000	CorpGroup Banking SA 144A 6.75%, 03/15/23	488,130
500,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	432,078
		1,846,432
China / Hong Kong: 2.5%
200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	198,956
	Bank of East Asia Ltd. Reg S
1,150,000	5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (o)	1,159,635
250,000	5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 09/19/24 (o)	259,343
200,000	Chengdu Economic & Technological Development Zone State-Owned Assets Investment Reg S 7.50%, 02/12/22	202,851
1,050,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (o)	1,043,899
	China CITIC Bank International Ltd. Reg S
600,000	4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (o)	592,203
200,000	7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/06/23 (o)	216,547
400,000	Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 07/15/24 (o)	414,110

See Notes to Financial Statements

17

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
China / Hong Kong: (continued)
$500,000	CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 01/24/24 (o)	$530,636
200,000	Full Dragon Hong Kong International Development Ltd. Reg S 5.60%, 02/14/21	202,100
200,000	Gemdale Ever Prosperity Investment Ltd. Reg S 6.00%, 09/06/21	204,200
200,000	Guangxi Financial Investment Group Co. Ltd. Reg S 5.75%, 01/23/21	193,700
450,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (o)	451,717
1,300,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	1,300,869
200,000	Qinghai Provincial Investment Group Co. Ltd. Reg S 6.40%, 07/10/21	93,023
200,000	Union Life Insurance Co. Ltd. Reg S 3.00%, 09/19/21	176,483
	Yanlord Land HK Co. Ltd. Reg S
200,000	5.88%, 01/23/22	201,499
200,000	6.75%, 04/23/23	204,490
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	203,738
		7,849,999
Colombia: 1.6%
550,000	Banco Davivienda SA 144A 5.88%, 07/09/22	587,818
	Banco de Bogota SA 144A
1,175,000	5.38%, 02/19/23	1,255,405
550,000	6.25%, 05/12/26	622,880
300,000	Banco GNB Sudameris SA 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/27	317,775
1,100,000	Bancolombia SA 5.13%, 09/11/22	1,160,390
700,000	Colombia Telecomunicaciones SA ESP 144A 5.38%, 09/27/22	708,575
300,000	Credivalores-Crediservicios SAS 144A 9.75%, 07/27/22	310,503
		4,963,346
Costa Rica: 0.3%
	Banco Nacional de Costa Rica 144A
350,000	5.88%, 04/25/21	354,813
500,000	6.25%, 11/01/23	516,880
		871,693
Croatia: 0.2%
600,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	657,613
Curacao: 0.2%
450,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	411,188
Principal Amount		Value
Curacao: (continued)
$375,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	$361,406
		772,594
Dominican Republic: 0.2%
300,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	319,875
300,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	315,753
		635,628
Ecuador: 0.1%
400,000	Petroamazonas EP 144A 4.63%, 11/06/20	397,000
Georgia: 0.5%
400,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	416,728
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	190,000
500,000	Georgian Railway JSC 144A 7.75%, 07/11/22	548,070
300,000	TBC Bank JSC 144A 5.75%, 06/19/24	310,500
		1,465,298
India: 2.4%
600,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ 144A 6.25%, 12/10/24	637,452
500,000	Delhi International Airport Ltd. 144A 6.45%, 06/04/29	537,500
500,000	Delhi International Airport Pvt Ltd. 144A 6.13%, 10/31/26	534,917
	GMR Hyderabad International Airport Ltd. 144A
300,000	4.25%, 10/27/27	281,810
400,000	5.38%, 04/10/24	413,765
600,000	HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27	598,691
500,000	IDBI Bank Ltd. Reg S 4.25%, 11/30/20	504,605
300,000	Indiabulls Housing Finance Ltd. Reg S 6.38%, 05/28/22	194,997
	JSW Steel Ltd. Reg S
900,000	5.25%, 04/13/22	916,187
600,000	5.95%, 04/18/24	615,248
400,000	Muthoot Finance Ltd. 144A 6.13%, 10/31/22	406,700
400,000	ReNew Power Ltd. 144A 6.45%, 09/27/22	405,700
500,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	506,963
500,000	Shriram Transport Finance Co. Ltd. 144A 5.95%, 10/24/22	506,295
200,000	Shriram Transport Finance Co. Ltd. Reg S 5.70%, 02/27/22	201,248

See Notes to Financial Statements

18

Principal Amount		Value
India: (continued)
$200,000	Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	$183,112
		7,445,190
Indonesia: 0.9%
500,000	ABM Investama Tbk PT 144A 7.13%, 08/01/22	434,514
900,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	887,850
360,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/22	370,617
320,000	Chandra Asri Petrochemical Tbk PT 144A 4.95%, 11/08/24	313,806
200,000	Delta Merlin Dunia Tekstil PT 144A 8.63%, 03/12/24	23,000
700,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	709,477
		2,739,264
Ireland: 3.5%
1,125,000	Alfa Bank OJSC 144A 7.75%, 04/28/21	1,201,823
750,000	Bank Otkritie Financial Corp. OJSC Reg S 10.00%, 12/17/19 (d) # ¥*	0
400,000	Borets Finance DAC 144A 6.50%, 04/07/22	411,218
400,000	Celtic Resources Holdings DAC 144A 4.13%, 10/09/24	402,202
200,000	Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	201,213
	Credit Bank of Moscow Via CBOM Finance Plc 144A
450,000	5.55%, 02/14/23	456,628
550,000	5.88%, 11/07/21	566,500
500,000	7.12%, 06/25/24	533,040
700,000	Eurochem Finance DAC 144A 5.50%, 03/13/24	754,250
400,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	431,600
600,000	Gtlk Europe Capital DAC Reg S 5.95%, 04/17/25	641,370
	GTLK Europe DAC Reg S
800,000	5.13%, 05/31/24	834,000
700,000	5.95%, 07/19/21	731,937
600,000	Hacienda Investments Ltd. Via DME Airport DAC Reg S 5.08%, 02/15/23	624,606
400,000	Koks OAO Via Koks Finance DAC 144A 7.50%, 05/04/22	407,826
1,000,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	1,063,366
550,000	Mobile Telesystems OJSC 144A 5.00%, 05/30/23	582,436
1,000,000	SCF Capital Ltd. 144A 5.38%, 06/16/23	1,061,365
		10,905,380
Principal Amount		Value
Kazakhstan: 1.5%
	Halyk Savings Bank of Kazakhstan JSC 144A
$476,206	5.50%, 12/21/22	$481,412
500,000	7.25%, 01/28/21	526,240
	KazMunayGas National Co. JSC 144A
500,000	3.88%, 04/19/22	513,986
400,000	4.40%, 04/30/23	423,366
1,000,000	4.75%, 04/19/27	1,093,610
1,400,000	5.75%, 04/19/47	1,639,814
		4,678,428
Kuwait: 0.1%
300,000	Al Ahli Bank of Kuwait KSCP Reg S 7.25% (USD Swap Semi 30/360 5 Year+4.17%), 09/26/23 (o)	318,343
Luxembourg: 4.6%
500,000	Adecoagro SA 144A 6.00%, 09/21/27	485,000
200,000	Aegea Finance Sarl 144A 5.75%, 10/10/24	211,502
200,000	Atento Luxco 1 SA 144A 6.13%, 08/10/22	204,500
300,000	Avation Capital SA 144A 6.50%, 05/15/21	314,250
	Consolidated Energy Finance SA 144A
550,000	6.50%, 05/15/26	532,125
550,000	6.88%, 06/15/25	536,250
300,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27	332,253
	CSN Resources SA 144A
300,000	7.63%, 02/13/23	310,913
300,000	7.63%, 04/17/26	305,250
300,000	Gilex Holding Sarl 144A 8.50%, 05/02/23	326,625
300,000	Gol Finance, Inc. 144A 7.00%, 01/31/25	308,250
200,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/25	209,002
200,000	JSL Europe SA 144A 7.75%, 07/26/24	213,500
500,000	Kernel Holding SA 144A 8.75%, 01/31/22	530,540
500,000	Klabin Finance SA 144A 4.88%, 09/19/27	521,255
	MHP Lux SA 144A
200,000	6.25%, 09/19/29	192,790
750,000	6.95%, 04/03/26	775,507
	Minerva Luxembourg SA 144A
200,000	5.88%, 01/19/28	204,400
550,000	6.50%, 09/20/26	577,500
	Puma International Financing SA 144A
1,200,000	5.00%, 01/24/26	1,154,892
200,000	5.13%, 10/06/24	196,802
200,000	Rede D’or Finance Sarl 144A 4.95%, 01/17/28	203,250
500,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/24	540,650

See Notes to Financial Statements

19

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Luxembourg: (continued)
$2,250,000	Sberbank of Russia 144A 5.13%, 10/29/22	$2,373,685
200,000	Tupy Overseas SA 144A 6.63%, 07/17/24	207,102
	Ultrapar International SA 144A
300,000	5.25%, 10/06/26	322,503
200,000	5.25%, 06/06/29	208,500
300,000	Usiminas International Sarl 144A 5.88%, 07/18/26	306,375
300,000	Vm Holding SA 144A 5.38%, 05/04/27	319,316
1,465,000	VTB Bank SA 144A 6.95%, 10/17/22	1,581,693
		14,506,180
Malaysia: 0.2%
500,000	Press Metal Labuan Ltd. Reg S 4.80%, 10/30/22	486,233
300,000	SD International Sukuk Ltd. Reg S 6.30%, 05/09/22	305,620
		791,853
Marshall Islands: 0.1%
450,000	Navios South American Logistics, Inc. 144A 7.25%, 05/01/22	445,500
Mauritius: 1.8%
575,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	583,237
200,000	Azure Power Solar Energy Pvt Ltd. 144A 5.65%, 12/24/24	201,350
500,000	Greenko Investment Co. 144A 4.88%, 08/16/23	495,027
300,000	Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	305,181
	Greenko Solar Mauritius Ltd. 144A
500,000	5.55%, 01/29/25	502,144
200,000	5.95%, 07/29/26	202,520
300,000	HT Global IT Solutions Holdings Ltd. 144A 7.00%, 07/14/21	309,832
750,000	HTA Group Ltd. 144A 9.13%, 03/08/22	783,960
	MTN Mauritius Investments Ltd. 144A
800,000	4.76%, 11/11/24	820,600
500,000	5.37%, 02/13/22	518,469
500,000	6.50%, 10/13/26	554,312
500,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	495,746
		5,772,378
Mexico: 4.0%
500,000	Axtel SAB de CV 144A 6.38%, 11/14/24	523,775
700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands 144A 3.80% (US Treasury Yield Curve Rate T 5 Year+3.00%), 08/11/26	711,382
1,100,000	BBVA Bancomer SA 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/33	1,075,855
Principal Amount		Value
Mexico: (continued)
	Cemex SAB de CV 144A
$1,200,000	5.70%, 01/11/25	$1,237,800
700,000	6.13%, 05/05/25	727,125
900,000	7.75%, 04/16/26	973,134
200,000	Credito Real SAB de CV 144A 7.25%, 07/20/23	211,502
400,000	Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26	461,000
300,000	Cydsa SAB de CV 144A 6.25%, 10/04/27	310,503
350,000	Docuformas SAPI de CV 144A 10.25%, 07/24/24	355,775
560,000	Elementia SAB de CV 144A 5.50%, 01/15/25	564,200
600,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	637,200
300,000	Grupo Idesa SA de CV 144A 7.88%, 12/18/20	226,125
585,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/27	604,012
400,000	Grupo Posadas SAB de CV 144A 7.88%, 06/30/22	402,000
350,000	Metalsa SA de CV 144A 4.90%, 04/24/23	364,875
600,000	Nemak SAB de CV 144A 4.75%, 01/23/25	622,500
300,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	301,500
450,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/24	424,130
	Unifin Financiera SA de CV 144A
400,000	7.00%, 01/15/25	401,290
500,000	7.25%, 09/27/23	519,380
	Unifin Financiera SAB de CV 144A
300,000	7.38%, 02/12/26	301,725
500,000	8.38%, 01/27/28	513,125
		12,469,913
Mongolia: 0.2%
400,000	Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/24	375,936
300,000	Mongolian Mortgage Corp Hfc LLC 144A 9.75%, 01/29/22	294,686
		670,622
Netherlands: 9.1%
470,000	Ajecorp BV 144A 6.50%, 05/14/22	461,775
400,000	Cimpor Financial Operations BV 144A 5.75%, 07/17/24	296,004
1,500,000	Greenko Dutch BV 144A 5.25%, 07/24/24	1,513,875
650,000	GTH Finance BV 144A 7.25%, 04/26/23	727,684

See Notes to Financial Statements

20

Principal Amount		Value
Netherlands: (continued)
	IHS Netherlands Holdco BV 144A
$400,000	7.13%, 03/18/25	$414,000
700,000	8.00%, 09/18/27	733,250
200,000	Jababeka International BV 144A 6.50%, 10/05/23	177,908
1,200,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	1,624,990
600,000	Listrindo Capital BV 144A 4.95%, 09/14/26	610,200
900,000	Marfrig Holding Europe BV 144A 8.00%, 06/08/23	938,259
	Metinvest BV 144A
1,050,000	7.75%, 04/23/23	1,100,461
650,000	8.50%, 04/23/26	682,209
600,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	612,447
400,000	MV24 Capital BV 144A 6.75%, 06/01/34	419,200
	Nostrum Oil & Gas Finance BV 144A
250,000	7.00%, 02/16/25	134,975
850,000	8.00%, 07/25/22	464,865
	Petrobras Global Finance BV
275,000	4.38%, 05/20/23	287,238
400,000	5.75%, 02/01/29	445,840
704,000	6.00%, 01/27/28	795,212
350,000	6.25%, 03/17/24	394,363
450,000	6.85%, 06/05/15	518,625
100,000	6.88%, 01/20/40	117,100
300,000	6.90%, 03/19/49	349,290
200,000	7.25%, 03/17/44	243,500
700,000	7.38%, 01/17/27	849,100
380,000	8.75%, 05/23/26	487,160
558,000	Petrobras Global Finance BV 144A 5.09%, 01/15/30	592,456
	Teva Pharmaceutical Finance Netherlands III BV
2,100,000	2.20%, 07/21/21	1,998,717
2,125,000	2.80%, 07/21/23	1,843,437
2,145,000	3.15%, 10/01/26	1,619,475
1,335,000	4.10%, 10/01/46	919,481
875,000	6.00%, 04/15/24	821,406
950,000	6.75%, 03/01/28	855,000
	VEON Holdings BV 144A
600,000	3.95%, 06/16/21	609,336
645,000	4.00%, 04/09/25	663,421
600,000	4.95%, 06/16/24	640,104
500,000	5.95%, 02/13/23	545,785
550,000	7.50%, 03/01/22	609,812
1,376,000	VTR Finance BV 144A 6.88%, 01/15/24	1,413,840
		28,531,800
Nigeria: 0.6%
400,000	Access Bank Plc 144A 10.50%, 10/19/21	444,980
400,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	450,243
Principal Amount		Value
Nigeria: (continued)
$400,000	SEPLAT Petroleum Development Co. Plc 144A 9.25%, 04/01/23	$422,000
400,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	425,232
		1,742,455
Oman: 0.6%
	Bank Muscat SAOG Reg S
400,000	3.75%, 05/03/21	399,553
500,000	4.88%, 03/14/23	507,967
550,000	Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	552,040
500,000	National Bank of Oman SAOG Reg S 5.63%, 09/25/23	518,269
		1,977,829
Panama: 0.2%
375,000	AES El Salvador Trust II 144A 6.75%, 03/28/23	375,900
300,000	AES Panama SRL 144A 6.00%, 06/25/22	309,978
		685,878
Paraguay: 0.1%
400,000	Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	432,074
Peru: 1.1%
500,000	Inretail Pharma SA 144A 5.38%, 05/02/23	527,500
500,000	Minsur SA 144A 6.25%, 02/07/24	554,375
300,000	Nexa Resources Peru SAA 144A 4.63%, 03/28/23	311,253
600,000	Orazul Energy Egenor S. en C. por A. 144A 5.63%, 04/28/27	616,875
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/28	430,480
400,000	SAN Miguel Industrias Pet SA 144A 4.50%, 09/18/22	409,540
530,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	551,205
		3,401,228
Russia: 0.3%
400,000	Global Ports Finance Plc 144A 6.50%, 09/22/23	437,500
525,000	MHP SE 144A 7.75%, 05/10/24	558,358
		995,858
Saint Lucia: 0.2%
600,000	Digicel International Finance Ltd./ Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24	571,500
Saudi Arabia: 0.2%
600,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 04/10/22	605,246

See Notes to Financial Statements

21

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Singapore: 2.6%
	ABJA Investment Co. Pte Ltd. Reg S
$600,000	5.45%, 01/24/28	$585,220
1,700,000	5.95%, 07/31/24	1,786,105
200,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	165,103
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) (e) *	1,388
300,000	Geo Coal International Pte Ltd. 144A 8.00%, 10/04/22	219,006
300,000	Global Prime Capital Pte Ltd. Reg S 7.25%, 04/26/21	310,200
800,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	778,319
300,000	Jubilant Pharma Ltd. Reg S 4.88%, 10/06/21	307,340
600,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22	609,298
500,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	510,929
800,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	808,716
300,000	Medco Straits Services Pte Ltd. 144A 8.50%, 08/17/22	320,841
400,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	322,989
400,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/22	406,799
	Theta Capital Pte Ltd. Reg S
200,000	6.75%, 10/31/26	181,044
700,000	7.00%, 04/11/22	704,088
		8,017,385
South Africa: 2.5%
400,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/28	418,600
	Eskom Holdings SOC Ltd. 144A
1,825,000	5.75%, 01/26/21	1,840,978
1,075,000	6.35%, 08/10/28	1,140,836
980,000	6.75%, 08/06/23	1,009,188
1,215,000	7.13%, 02/11/25	1,252,632
500,000	8.45%, 08/10/28	549,089
450,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/28	479,120
1,000,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	1,012,568
		7,703,011
South Korea: 0.5%
	Woori Bank 144A
500,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	500,902
700,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (o)	708,113
400,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (o)	413,110
		1,622,125
Principal Amount		Value
Spain: 0.4%
$650,000	AI Candelaria Spain SLU 144A 7.50%, 12/15/28	$735,312
500,000	International Airport Finance SA 144A 12.00%, 03/15/33	541,750
		1,277,062
Thailand: 0.2%
575,000	PTTEP Treasury Center Co. Ltd. 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (o)	591,362
Togo: 0.2%
500,000	Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	561,250
Trinidad and Tobago: 0.3%
300,000	Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	300,750
550,000	Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	621,569
		922,319
Turkey: 8.9%
	Akbank TAS 144A
550,000	5.00%, 10/24/22	546,569
400,000	5.13%, 03/31/25	383,459
300,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/28	268,808
375,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/27	355,665
300,000	Alternatifbank AS Reg S 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/26	297,498
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	595,872
580,000	Arcelik AS 144A 5.00%, 04/03/23	586,673
500,000	Coca-Cola Icecek AS 144A 4.22%, 09/19/24	501,205
	Fibabanka AS Reg S
450,000	6.00%, 01/25/23	431,838
200,000	7.75% (USD Swap Semi 30/360 5 Year+5.76%), 11/24/27	182,500
700,000	Finansbank AS 144A 4.88%, 05/19/22	699,707
	KOC Holding AS 144A
700,000	5.25%, 03/15/23	708,767
800,000	6.50%, 03/11/25	834,880
500,000	KT Kira Sertifikalari Varlik Kiralama AS Reg S 5.14%, 11/02/21	507,111
500,000	Petkim Petrokimya Holding AS 144A 5.88%, 01/26/23	493,546
500,000	QNB Finansbank AS 144A 6.88%, 09/07/24	527,463
250,000	Ronesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	222,433

See Notes to Financial Statements

22

Principal Amount		Value
Turkey: (continued)
	TC Ziraat Bankasi AS 144A
$600,000	4.75%, 04/29/21	$596,688
600,000	5.13%, 05/03/22	587,642
300,000	5.13%, 09/29/23	286,104
700,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	670,522
	Turk Telekomunikasyon AS 144A
400,000	4.88%, 06/19/24	393,444
500,000	6.88%, 02/28/25	531,915
	Turkcell Iletisim Hizmetleri AS 144A
400,000	5.75%, 10/15/25	401,629
500,000	5.80%, 04/11/28	486,850
	Turkiye Garanti Bankasi AS 144A
800,000	5.25%, 09/13/22	804,564
400,000	5.88%, 03/16/23	407,049
850,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/27	765,000
300,000	6.25%, 04/20/21	308,424
	Turkiye Halk Bankasi AS 144A
500,000	4.75%, 02/11/21	465,050
500,000	5.00%, 07/13/21	463,953
	Turkiye Is Bankasi AS 144A
575,000	5.00%, 06/25/21	573,567
600,000	5.38%, 10/06/21	601,578
680,000	5.50%, 04/21/22	678,589
1,500,000	6.00%, 10/24/22	1,458,937
1,200,000	6.13%, 04/25/24	1,173,173
200,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/28	184,920
175,000	7.85%, 12/10/23	178,478
	Turkiye Sinai Kalkinma Bankasi AS Reg S
200,000	4.88%, 05/18/21	199,216
350,000	5.50%, 01/16/23	342,602
200,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/27	189,703
700,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	730,625
	Turkiye Vakiflar Bankasi TAO 144A
500,000	5.50%, 10/27/21	497,425
630,000	5.63%, 05/30/22	619,762
600,000	5.75%, 01/30/23	582,657
600,000	6.00%, 11/01/22	581,130
550,000	8.13%, 03/28/24	567,699
	Yapi ve Kredi Bankasi AS 144A
1,750,000	5.50%, 12/06/22	1,706,448
350,000	5.75%, 02/24/22	351,488
750,000	5.85%, 06/21/24	725,958
250,000	6.10%, 03/16/23	249,037
175,000	8.25%, 10/15/24	184,888
200,000	8.50% (USD Swap Semi 30/360 5 Year+7.40%), 03/09/26	199,425
		27,890,133
Principal Amount		Value
United Arab Emirates: 1.3%
$500,000	ADES International Holding Plc 144A 8.63%, 04/24/24	$515,625
950,000	Emirates NBD PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	989,920
800,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.13%, 07/31/26	832,000
	Oztel Holdings SPC Ltd. 144A
700,000	5.63%, 10/24/23	732,854
850,000	6.63%, 04/24/28	878,432
		3,948,831
United Kingdom: 5.2%
	AngloGold Ashanti Holdings Plc
700,000	5.13%, 08/01/22	738,391
400,000	6.50%, 04/15/40	453,654
1,450,062	DTEK Finance Plc 10.75%, 12/31/24	1,481,238
	Evraz Plc 144A
700,000	5.25%, 04/02/24	747,806
975,000	5.38%, 03/20/23	1,043,055
	Evraz Plc Reg S
400,000	6.75%, 01/31/22	433,700
600,000	8.25%, 01/28/21	640,500
800,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/22	800,872
200,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.38%, 07/19/22	203,580
322,000	Oschadbank 144A 9.38%, 03/10/23 (s)	337,221
700,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/22	493,500
200,000	Petropavlovsk 2016 Ltd. 144A 8.13%, 11/14/22	201,863
	Polyus Finance Plc 144A
550,000	4.70%, 03/28/22	570,829
450,000	4.70%, 01/29/24	473,562
800,000	5.25%, 02/07/23	849,752
	Tullow Oil Plc 144A
1,200,000	6.25%, 04/15/22	1,212,900
350,000	7.00%, 03/01/25	362,688
900,000	Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	953,550
	Vedanta Resources Finance II Plc 144A
500,000	8.00%, 04/23/23	510,000
300,000	9.25%, 04/23/26	301,950
	Vedanta Resources Ltd. 144A
650,000	6.38%, 07/30/22	645,125
200,000	7.13%, 05/31/23	199,550
	Vedanta Resources Plc 144A
1,450,000	6.13%, 08/09/24	1,348,549
1,310,000	8.25%, 06/07/21	1,367,967
		16,371,802

See Notes to Financial Statements

23

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
United States: 3.1%
$200,000	Azul Investments LLP 144A 5.88%, 10/26/24	$206,752
1,170,000	Cemex Finance LLC 144A 6.00%, 04/01/24	1,201,941
	DAE Funding LLC 144A
400,000	4.50%, 08/01/22	408,272
1,800,000	5.00%, 08/01/24	1,883,340
200,000	5.25%, 11/15/21	208,750
	JBS USA LUX SA / JBS USA Finance, Inc. 144A
900,000	5.75%, 06/15/25	938,250
350,000	5.88%, 07/15/24	361,375
300,000	6.75%, 02/15/28	331,128
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
200,000	5.50%, 01/15/30	216,000
500,000	6.50%, 04/15/29	557,515
600,000	Kosmos Energy Ltd. 144A 7.13%, 04/04/26	628,500
500,000	NBM US Holdings, Inc. 144A 7.00%, 05/14/26	531,812
519,115	Rio Oil Finance Trust 144A 9.25%, 07/06/24	580,111
700,000	Stillwater Mining Co. 144A 7.13%, 06/27/25	724,675
520,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	430,300
500,000	VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 10.50%, 06/01/24	487,500
		9,696,221
Vietnam: 0.1%
400,000	Vietnam Prosperity JSC Bank Reg S 6.25%, 07/17/22	392,776
Total Corporate Bonds (Cost: $296,242,597)		294,503,607
GOVERNMENT OBLIGATIONS: 4.2%
Argentina: 2.0%
	City of Buenos Aires 144A
875,000	7.50%, 06/01/27	671,562
402,000	8.95%, 02/19/21	365,824
350,000	Province of Salta 144A 9.13%, 07/07/24	196,000
	Provincia de Buenos Aires 144A
750,000	6.50%, 02/15/23	258,758
1,850,000	7.88%, 06/15/27	656,768
1,380,000	9.13%, 03/16/24	486,450
950,000	9.95%, 06/09/21	375,260
436,689	10.88%, 01/26/21	217,034
300,000	Provincia de Buenos Aires/Government Bonds 144A 9.63%, 04/18/28	115,503
500,000	Provincia de Buenos Aires/Government Bonds Reg S 9.63%, 04/18/28	192,505
400,000	Provincia de Chubut 144A 7.75%, 07/26/26	262,000
Principal Amount		Value
Argentina: (continued)
	Provincia de Cordoba 144A
$800,000	7.13%, 06/10/21	$604,008
600,000	7.13%, 08/01/27	384,006
325,000	7.45%, 09/01/24	209,953
500,000	Provincia de Entre Rios 144A 8.75%, 02/08/25	282,500
325,000	Provincia de la Rioja 144A 9.75%, 02/24/25	141,375
500,000	Provincia de Mendoza 144A 8.38%, 05/19/24	327,505
550,000	Provincia de Neuquen 144A 8.63%, 05/12/28	478,506
125,000	Provincia de Neuquen Argentina 144A 7.50%, 04/27/25	84,375
200,000	Provincia de Rio Negro 144A 7.75%, 12/07/25	84,000
		6,393,892
Azerbaijan: 0.4%
1,050,000	State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	1,096,578
Cayman Islands: 0.2%
450,000	Brazil Minas SPE 144A 5.33%, 02/15/28	479,817
Costa Rica: 0.3%
	Instituto Costarricense de Electricidad 144A
550,000	6.38%, 05/15/43	449,631
500,000	6.95%, 11/10/21	509,380
		959,011
Mongolia: 0.2%
600,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	629,976
Turkey: 0.9%
	Export Credit Bank of Turkey 144A
550,000	4.25%, 09/18/22	529,741
500,000	5.00%, 09/23/21	502,482
400,000	5.38%, 02/08/21	403,374
400,000	5.38%, 10/24/23	389,500
500,000	6.13%, 05/03/24	495,461
500,000	8.25%, 01/24/24	535,019
		2,855,577
Ukraine: 0.2%
650,000	Ukreximbank 144A 9.75%, 01/22/25	691,307
Total Government Obligations (Cost: $18,554,024)		13,106,158
Total Investments: 98.2% (Cost: $314,796,621)		307,609,765
Other assets less liabilities: 1.8%		5,695,246
NET ASSETS: 100.0%		$313,305,011

See Notes to Financial Statements

24

Footnotes:

(d)	Security in default of coupon payment
(e)	Security in default of principal
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $220,721,841, or 70.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	11.2%	$34,388,286
Communications	6.6	20,212,250
Consumer, Cyclical	4.6	14,333,927
Consumer, Non-cyclical	8.8	26,983,614
Diversified	1.0	3,255,673
Energy	14.8	45,463,971
Financial	35.6	109,596,514
Government	4.3	13,106,158
Industrial	6.7	20,624,267
Technology	0.2	609,298
Utilities	6.2	19,035,807
	100.0%	$307,609,765

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$294,503,607	$—	$294,503,607
Government Obligations*	—	13,106,158	—	13,106,158
Total	$—	$307,609,765	$—	$307,609,765

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

25

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.1%
Canada: 1.3%
$2,954,000	Bombardier, Inc. 144A 7.45%, 05/01/34	$2,747,220
	TransAlta Corp.
4,684,000	4.50%, 11/15/22	4,852,816
3,517,000	6.50%, 03/15/40	3,556,676
4,675,000	WestJet Airlines Ltd. 144A 3.50%, 06/16/21	4,741,281
		15,897,993
Cayman Islands: 2.0%
	Noble Holding International Ltd.
5,587,000	5.25%, 03/15/42	2,150,995
4,809,000	6.05%, 03/01/41	1,707,195
4,696,000	6.20%, 08/01/40	1,831,440
5,272,000	7.95%, 04/01/25	3,057,760
4,743,000	8.95%, 04/01/45	2,051,348
	Transocean, Inc.
11,700,000	6.80%, 03/15/38	7,268,625
6,942,000	7.50%, 04/15/31	4,685,850
3,537,000	9.35%, 12/15/41	2,458,215
		25,211,428
Finland: 0.5%
5,906,000	Nokia OYJ
	6.63%, 05/15/39	6,791,900
Germany: 2.7%
	Deutsche Bank AG
17,487,000	4.30% (USD Swap Semi 30/360
	5 Year+2.25%), 05/24/28	16,575,986
17,506,000	4.50%, 04/01/25	17,079,315
		33,655,301
Ireland: 0.3%
3,060,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	3,725,550
Italy: 2.0%
23,143,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	24,159,314
Luxembourg: 4.3%
	Telecom Italia Capital
11,663,000	6.00%, 09/30/34	12,508,567
11,619,000	6.38%, 11/15/33	12,864,673
11,709,000	7.20%, 07/18/36	13,699,530
11,639,000	7.72%, 06/04/38	14,286,872
		53,359,642
Sweden: 1.0%
11,749,000	Ericsson LM 4.13%, 05/15/22	12,205,449
United Kingdom: 6.3%
6,820,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (o)	7,621,350
	Lloyds Banking Group Plc 144A
4,385,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	4,905,719
5,089,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	5,776,015

Principal Amount		Value
United Kingdom: (continued)
$8,887,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (o)	$12,666,641
300,000	Signet UK Finance Plc 4.70%, 06/15/24	283,500
8,800,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	10,323,764
	Valaris plc
1,600,000	4.50%, 10/01/24	824,000
5,910,000	5.20%, 03/15/25	3,102,750
11,736,000	5.75%, 10/01/44	4,811,760
23,392,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	27,105,197
		77,420,696
United States: 77.7%
	ADT Corp.
11,646,000	3.50%, 07/15/22	11,716,691
8,154,000	4.13%, 06/15/23	8,296,695
	Allegheny Technologies, Inc.
5,847,000	5.95%, 01/15/21	6,051,645
5,845,000	7.88%, 08/15/23	6,387,416
6,070,000	Ally Financial, Inc. 8.00%, 11/01/31	8,378,421
	Arconic, Inc.
14,703,000	5.40%, 04/15/21	15,173,643
7,392,000	5.87%, 02/23/22	7,907,259
7,511,000	5.90%, 02/01/27	8,358,306
7,275,000	5.95%, 02/01/37	7,862,129
3,272,000	6.75%, 01/15/28	3,776,215
5,749,000	Avon Products, Inc. 7.00%, 03/15/23	6,065,195
	Bed Bath & Beyond, Inc.
3,500,000	3.75%, 08/01/24 †	3,482,500
3,586,000	4.92%, 08/01/34	2,756,817
10,520,000	5.17%, 08/01/44	7,690,120
	Buckeye Partners LP
6,965,000	3.95%, 12/01/26	6,439,693
4,750,000	4.13%, 12/01/27	4,388,394
6,000,000	4.15%, 07/01/23	6,040,962
3,512,000	4.35%, 10/15/24	3,524,072
7,570,000	4.88%, 02/01/21	7,690,487
2,676,000	5.60%, 10/15/44	2,234,510
4,750,000	5.85%, 11/15/43	4,110,434
	Carpenter Technology Corp.
3,505,000	4.45%, 03/01/23	3,619,249
2,924,000	5.20%, 07/15/21	2,997,403
	CBL & Associates LP
3,498,000	4.60%, 10/15/24	2,238,720
5,251,000	5.25%, 12/01/23	3,688,828
7,241,000	5.95%, 12/15/26	4,851,470
5,938,000	CDK Global, Inc. 5.00%, 10/15/24	6,436,792
	CenturyLink, Inc.
4,930,000	6.88%, 01/15/28	5,250,450
6,285,000	7.60%, 09/15/39	6,426,412

See Notes to Financial Statements

26

Principal Amount		Value
United States: (continued)
	CF Industries Holdings, Inc.
$8,737,000	3.45%, 06/01/23	$8,900,819
8,742,000	4.95%, 06/01/43	8,785,710
8,761,000	5.15%, 03/15/34	9,330,465
8,762,000	5.38%, 03/15/44	9,024,860
3,496,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	2,989,080
4,176,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	5,032,080
	DCP Midstream Operating LP
5,862,000	3.88%, 03/15/23	5,942,603
4,102,000	4.95%, 04/01/22	4,245,980
4,669,000	5.60%, 04/01/44	4,436,951
3,584,000	8.13%, 08/16/30	4,417,280
	DCP Midstream Operating LP 144A
5,892,000	4.75%, 09/30/21	6,024,570
3,600,000	6.45%, 11/03/36	3,717,000
5,266,000	6.75%, 09/15/37	5,516,135
11,671,000	Dell EMC 3.38%, 06/01/23	11,758,532
	Dell, Inc.
4,693,000	4.63%, 04/01/21	4,848,456
3,138,000	5.40%, 09/10/40	3,106,620
4,523,000	6.50%, 04/15/38	4,787,053
3,493,000	7.10%, 04/15/28	4,060,613
	Diamond Offshore Drilling, Inc.
2,912,000	3.45%, 11/01/23	2,389,645
8,838,000	4.88%, 11/01/43	4,540,523
5,853,000	5.70%, 10/15/39	3,102,090
11,620,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	15,562,085
	Edgewell Personal Care
7,180,000	4.70%, 05/19/21	7,377,450
5,980,000	4.70%, 05/24/22	6,196,775
17,283,000	Embarq Corp. 8.00%, 06/01/36	17,196,585
4,642,000	Energen Corp. 4.63%, 09/01/21	4,723,235
	EnLink Midstream Partners LP
8,765,000	4.15%, 06/01/25	7,942,142
6,419,000	4.40%, 04/01/24	6,041,884
5,355,000	5.05%, 04/01/45	4,043,025
4,136,000	5.60%, 04/01/44	3,195,060
	Freeport-McMoRan, Inc.
21,932,000	3.55%, 03/01/22	22,233,565
22,411,000	3.88%, 03/15/23	22,803,192
9,929,000	4.55%, 11/14/24	10,350,982
8,782,000	5.40%, 11/14/34	8,617,337
21,849,000	5.45%, 03/15/43	20,428,815
11,015,000	Frontier Communications Corp. 9.00%, 08/15/31	4,956,750
3,487,000	Frontier Florida LLC 6.86%, 02/01/28	3,260,345
	Genworth Holdings, Inc.
4,469,000	4.80%, 02/15/24	4,167,343
4,424,000	4.90%, 08/15/23	4,187,316
3,501,000	6.50%, 06/15/34	3,210,207
4,457,000	7.20%, 02/15/21	4,579,568
8,123,000	7.63%, 09/24/21	8,443,046
Principal Amount		Value
United States: (continued)
$3,679,000	Global Marine, Inc. 7.00%, 06/01/28	$3,219,125
13,799,000	Goldman Sachs Capital I 6.35%, 02/15/34	17,973,666
3,520,000	H.B. Fuller Co. 4.00%, 02/15/27	3,484,800
3,419,000	HCA, Inc. 7.69%, 06/15/25	4,136,990
2,955,000	IFM US Colonial Pipeline 2 LLC 144A 6.45%, 05/01/21	3,070,478
	Ingram Micro, Inc.
3,533,000	5.00%, 08/10/22	3,622,617
5,868,000	5.45%, 12/15/24	6,068,094
	JC Penney Corp., Inc.
4,492,000	6.38%, 10/15/36	1,572,200
3,609,000	7.40%, 04/01/37	1,317,285
5,803,000	7.63%, 03/01/97	1,740,900
	L Brands, Inc.
4,085,000	6.95%, 03/01/33	3,247,575
3,510,000	7.60%, 07/15/37	2,930,850
3,095,000	Leonardo US Holdings, Inc. 144A 6.25%, 01/15/40	3,406,048
	Mack-Cali Realty LP
3,219,000	3.15%, 05/15/23	3,080,541
3,512,000	4.50%, 04/18/22	3,542,776
4,714,000	Magellan Health, Inc. 4.90%, 09/22/24	4,690,430
	Mattel, Inc.
4,117,000	2.35%, 08/15/21	4,055,245
2,934,000	3.15%, 03/15/23	2,809,305
3,393,000	5.45%, 11/01/41	2,731,297
2,999,000	6.20%, 10/01/40	2,534,155
657,000	McClatchy Co. 6.88%, 03/15/29	335,070
	MDC Holdings, Inc.
2,911,000	5.50%, 01/15/24	3,187,545
5,842,000	6.00%, 01/15/43	6,112,192
2,177,233	Midland Cogeneration Venture LP 144A 6.00%, 03/15/25	2,184,132
	Murphy Oil Corp.
5,852,000	4.00%, 06/01/22	5,925,150
6,989,000	4.20%, 12/01/22	7,146,252
4,072,000	5.63%, 12/01/42	3,486,324
2,821,000	7.05%, 05/01/29	3,032,575
	Nabors Industries, Inc.
7,456,000	4.63%, 09/15/21	6,952,720
4,051,000	5.10%, 09/15/23	3,119,270
	New Albertsons, Inc.
3,882,000	7.45%, 08/01/29	3,940,230
3,282,000	8.00%, 05/01/31	3,364,050
2,963,000	NuStar Logistics, LP 4.75%, 02/01/22	3,022,260
	Oceaneering International, Inc.
5,981,000	4.65%, 11/15/24	5,592,235
3,505,000	6.00%, 02/01/28	3,259,650
	Owens & Minor, Inc.
3,287,000	3.88%, 09/15/21	3,128,567
3,175,000	4.38%, 12/15/24	2,460,625

See Notes to Financial Statements

27

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
United States: (continued)
$3,253,000	Pactiv LLC 7.95%, 12/15/25	$3,529,505
	Pitney Bowes, Inc.
6,967,000	4.13%, 10/01/21	7,051,997
4,706,000	4.63%, 05/15/22	4,729,530
5,857,000	4.63%, 03/15/24	5,534,279
4,696,000	5.20%, 04/01/23	4,649,040
	PulteGroup, Inc.
3,487,000	6.00%, 02/15/35	3,861,853
4,652,000	6.38%, 05/15/33	5,314,910
3,495,000	7.88%, 06/15/32	4,429,913
	Qwest Corp.
11,096,000	6.75%, 12/01/21	11,979,963
9,927,000	6.88%, 09/15/33	9,998,971
2,917,000	7.13%, 11/15/43	2,960,172
2,913,000	7.25%, 09/15/25	3,343,275
4,611,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (o)	6,340,125
3,218,000	Rite Aid Corp. 7.70%, 02/15/27	2,148,015
	Rowan Cos, Inc.
3,700,000	4.75%, 01/15/24	2,146,000
7,164,000	4.88%, 06/01/22	4,835,700
4,650,000	5.40%, 12/01/42	1,790,250
4,662,000	5.85%, 01/15/44	1,794,870
7,352,159	Ruby Pipeline LLC 144A
	6.50%, 04/01/22	7,611,266
3,096,000	Safeway, Inc. 7.25%, 02/01/31	3,173,400
	Sealed Air Corp. 144A
575,000	4.88%, 12/01/22	610,938
4,823,000	6.88%, 07/15/33	5,642,910
	Senior Housing Properties Trust
2,867,000	4.75%, 05/01/24	2,969,690
5,854,000	4.75%, 02/15/28	6,040,235
3,504,000	6.75%, 12/15/21	3,734,763
6,969,000	SLM Corp. 5.63%, 08/01/33	6,132,720
10,922,000	Southwestern Energy Co. 6.20%, 01/23/25	9,665,970
	Sprint Capital Corp.
28,930,000	6.88%, 11/15/28	31,461,375
23,328,000	8.75%, 03/15/32	28,504,017
4,715,000	Symantec Corp. 3.95%, 06/15/22	4,848,943
4,266,000	Tenet Healthcare Corp. 6.88%, 11/15/31	3,914,055
8,361,192	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	9,369,698
4,716,000	Trinity Industries, Inc. 4.55%, 10/01/24	4,875,325
7,015,000	Tupperware Brands Corp. 4.75%, 06/01/21	7,037,250
7,008,000	Under Armour, Inc. 3.25%, 06/15/26	6,779,769
6,359,000	United States Cellular Corp. 6.70%, 12/15/33	6,933,218
Principal Amount		Value
United States: (continued)
$4,085,000	United States Steel Corp. 6.65%, 06/01/37	$3,063,750
8,830,000	Washington Prime Group LP 6.45%, 08/15/24	8,509,912
	Wyndham Destinations, Inc.
4,677,000	3.90%, 03/01/23	4,720,847
7,589,000	4.25%, 03/01/22	7,759,752
3,529,000	5.40%, 04/01/24	3,758,385
4,692,000	5.75%, 04/01/27	5,131,875
4,101,000	6.35%, 10/01/25	4,562,363
	Xerox Corp.
3,486,000	3.80%, 05/15/24	3,520,860
3,151,000	4.07%, 03/17/22	3,221,898
11,636,000	4.13%, 03/15/23	11,941,445
12,387,000	4.50%, 05/15/21	12,766,352
2,953,000	4.80%, 03/01/35	2,517,433
4,030,000	6.75%, 12/15/39	4,079,085
3,579,000	XPO CNW, Inc. 6.70%, 05/01/34	3,605,843
	Yum! Brands, Inc.
4,004,000	3.75%, 11/01/21	4,114,110
4,001,000	3.88%, 11/01/20	4,061,015
3,723,000	3.88%, 11/01/23	3,872,590
3,119,000	5.35%, 11/01/43	3,072,215
3,785,000	6.88%, 11/15/37	4,333,825
		960,155,389
Total Investments Before Collateral for Securities Loaned: 98.1% (Cost: $1,212,328,539)		1,212,582,662
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Repurchase Agreements: 0.1%
$83,026	Repurchase agreement dated 10/31/19 with BofA Securities, Inc., 1.73%, due 11/1/19, proceeds $83,030; (collateralized by various U.S. government and agency obligations, 1.63% to 2.63%, due 11/30/20 to 8/15/27, valued at $84,687 including accrued interest)	83,026
1,000,000	Repurchase agreement dated 10/31/19 with Citigroup Global Markets, Inc., 1.72%, due 11/1/19, proceeds $1,000,048; (collateralized by various U.S. government and agency obligations, 0.13% to 4.25%, due 3/31/20 to 2/15/49, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $1,083,026)		1,083,026
Total Investments: 98.2% (Cost: $1,213,411,565)		1,213,665,688
Other assets less liabilities: 1.8%		22,070,284
NET ASSETS: 100.0%		$1,235,735,972

See Notes to Financial Statements

28

Footnotes:

(o)	Perpetual Maturity — the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $1,040,770.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $115,368,573, or 9.3% of net assets.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	16.2%	$195,872,190
Communications	19.5	236,917,734
Consumer, Cyclical	11.0	133,455,734
Consumer, Non-cyclical	3.9	47,582,648
Energy	18.5	223,696,406
Financial	17.9	216,739,536
Industrial	4.3	52,714,805
Technology	7.8	95,009,985
Utilities	0.9	10,593,624
	100.0%	$1,212,582,662

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$1,212,582,662	$—	$1,212,582,662
Repurchase Agreements	—	1,083,026	—	1,083,026
Total	$—	$1,213,665,688	$—	$1,213,665,688

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

29

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 69.5%
Australia: 0.9%
$225,000	National Australia Bank Ltd. 3.63%, 06/20/23	$236,568
Austria: 1.0%
50,000	Klabin Austria GmbH 144A 7.00%, 04/03/49	54,076
200,000	Suzano Austria GmbH 144A 5.75%, 07/14/26	222,302
		276,378
Bermuda: 0.7%
200,000	GCL New Energy Holdings Ltd. Reg S 7.10%, 01/30/21	185,308
Brazil: 0.4%
100,000	Banco Nacional de Desenvolvimento Econômico e Social Reg S 4.75%, 05/09/24	106,501
British Virgin Islands: 2.7%
200,000	Beijing Capital Polaris Investment Co. Ltd. Reg S 4.25%, 03/26/21	202,816
200,000	LTC GB Ltd. Reg S 2.75%, 05/26/21	199,029
200,000	Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	205,382
92,000	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	97,894
		705,121
Canada: 1.2%
125,000	Bank of Nova Scotia 2.38%, 01/18/23	126,442
200,000	Toronto-Dominion Bank 1.85%, 09/11/20	200,049
		326,491
Cayman Islands: 3.0%
175,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	191,188
200,000	MAF Sukuk Ltd. Reg S 4.64%, 05/14/29	213,500
225,000	Modern Land China Co. Ltd. Reg S 7.95%, 03/05/21	208,260
200,000	MTR Corp. Ltd. Reg S 2.50%, 11/02/26	198,711
		811,659
Chile: 0.2%
50,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	51,928
China / Hong Kong: 10.6%
200,000	Agricultural Bank of China Ltd. Reg S 2.75%, 10/20/20	200,637
	Bank of China Ltd. Reg S
450,000	2.25%, 07/12/21	448,560
300,000	3.03% (ICE LIBOR USD 3 Month+.88%), 11/22/22	301,746
200,000	CGNPC International Ltd. Reg S 2.75%, 07/02/24	200,846
200,000	China Development Bank Reg S 2.75%, 11/16/22	202,761
Principal Amount		Value
China / Hong Kong: (continued)
	Industrial & Commercial Bank of China Ltd. Reg S
$475,000	2.66% (ICE LIBOR USD 3 Month+.72%), 04/25/22	$475,483
300,000	2.77% (ICE LIBOR USD 3 Month+.83%), 04/25/24	300,725
200,000	2.77% (ICE LIBOR USD 3 Month+.77%), 10/12/20	200,366
300,000	2.85% (ICE LIBOR USD 3 Month+.73%), 06/14/21	300,482
200,000	2.95% (ICE LIBOR USD 3 Month+.83%), 06/14/23	200,711
		2,832,317
Costa Rica: 0.4%
100,000	Banco Nacional de Costa Rica 144A 5.88%, 04/25/21	101,375
France: 1.2%
300,000	Electricite de France SA 144A 3.63%, 10/13/25	320,890
Germany: 5.7%
	Kreditanstalt fuer Wiederaufbau
500,000	1.75%, 09/14/29	499,538
600,000	2.00%, 11/30/21	604,926
200,000	2.00%, 09/29/22	202,489
200,000	Landesbank Baden-Wuerttemberg Reg S 2.38%, 05/31/22	202,907
		1,509,860
India: 4.1%
200,000	Adani Green Energy Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. Reg S 6.25%, 12/10/24	212,484
50,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	50,052
200,000	IDBI Bank Ltd. Reg S 4.25%, 11/30/20	201,842
200,000	REC Ltd. Reg S 3.88%, 07/07/27	200,737
200,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	202,785
200,000	State Bank of India/London Reg S 4.50%, 09/28/23	212,233
		1,080,133
Japan: 2.7%
400,000	Development Bank of Japan, Inc. Reg S 2.50%, 10/18/22	406,255
200,000	Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	201,978
100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	100,570
		708,803
Luxembourg: 0.9%
240,000	Klabin Finance SA 144A 4.88%, 09/19/27	250,202
Mauritius: 1.1%
200,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	202,865

See Notes to Financial Statements

30

Principal Amount		Value
Mauritius: (continued)
$100,000	Greenko Investment Co. 144A 4.88%, 08/16/23	$99,005
		301,870
Netherlands: 4.5%
	Greenko Dutch BV 144A
200,000	4.88%, 07/24/22	201,737
50,000	5.25%, 07/24/24	50,463
350,000	ING Groep NV 144A 4.63%, 01/06/26	389,888
	Nederlandse Waterschapsbank NV 144A
300,000	2.13%, 11/15/21	302,662
250,000	3.13%, 12/05/22	262,024
		1,206,774
South Korea: 3.3%
50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	50,254
100,000	Korea Electric Power Corp. 144A 2.50%, 06/24/24	101,298
50,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	52,637
200,000	Korea Midland Power Co. Ltd. Reg S 3.38%, 01/22/22	205,158
200,000	Korea Water Resources Corp. Reg S 3.88%, 05/15/23	210,761
250,000	LG Chem Ltd. 144A 3.63%, 04/15/29	261,611
		881,719
United Arab Emirates: 0.8%
200,000	First Abu Dhabi Bank PJSC Reg S 3.00%, 03/30/22	203,713
United States: 24.1%
	Alexandria Real Estate Equities, Inc.
100,000	3.80%, 04/15/26	107,563
200,000	4.00%, 01/15/24	214,309
	Apple, Inc.
150,000	2.85%, 02/23/23	154,573
500,000	3.00%, 06/20/27	528,002
	Avangrid, Inc.
50,000	3.15%, 12/01/24	52,061
250,000	3.80%, 06/01/29	269,532
525,000	Bank of America Corp. 3.50% (ICE LIBOR USD 3 Month+.63%), 05/17/22	536,194
450,000	Boston Properties LP 4.50%, 12/01/28	515,117
200,000	Clearway Energy Operating LLC 5.38%, 08/15/24	203,500
150,000	Digital Realty Trust LP 3.95%, 07/01/22	156,723
175,000	DTE Electric Co. 3.95%, 03/01/49	202,459
350,000	Duke Energy Carolinas LLC 3.95%, 11/15/28	395,873
100,000	ERP Operating LP 4.15%, 12/01/28	112,920
100,000	HAT Holdings I LLC / HAT Holdings II LLC 144A 5.25%, 07/15/24	105,375
Principal Amount		Value
United States: (continued)
$100,000	Host Hotels & Resorts LP 3.38%, 12/15/29	$100,216
	Interstate Power & Light Co.
100,000	3.50%, 09/30/49	101,461
175,000	4.10%, 09/26/28	194,425
180,000	Kaiser Foundation Hospitals 3.15%, 05/01/27	190,639
100,000	Kilroy Realty LP 4.75%, 12/15/28	113,863
	MidAmerican Energy Co.
100,000	3.10%, 05/01/27	106,043
100,000	3.15%, 04/15/50	102,928
100,000	3.65%, 08/01/48	110,599
200,000	3.95%, 08/01/47	231,226
325,000	4.25%, 07/15/49	399,505
100,000	NSTAR Electric Co. 3.25%, 05/15/29	106,948
125,000	Owens Corning 3.95%, 08/15/29	128,782
	Public Service Co. of Colorado
100,000	3.70%, 06/15/28	110,625
75,000	4.10%, 06/15/48	87,444
75,000	Regency Centers LP 3.75%, 06/15/24	79,024
400,000	Southern Power Co. 4.15%, 12/01/25	437,941
250,000	Verizon Communications, Inc. 3.88%, 02/08/29	276,712
		6,432,582
Total Corporate Bonds (Cost: $18,343,380)		18,530,192
GOVERNMENT OBLIGATIONS: 29.3%
Canada: 0.4%
100,000	Export Development Canada 1.63%, 06/01/20	99,936
Chile: 1.4%
350,000	Chile Government International Bond 3.50%, 01/25/50	376,950
China / Hong Kong: 1.0%
250,000	Hong Kong Government International Bond 144A 2.50%, 05/28/24	256,062
Finland: 0.2%
50,000	Municipality Finance Plc 144A 1.38%, 09/21/21	49,725
Indonesia: 3.1%
	Perusahaan Penerbit SBSN Indonesia III 144A
375,000	3.90%, 08/20/24	396,041
400,000	4.45%, 02/20/29	442,000
		838,041
Mexico: 0.2%
50,000	Nacional Financiera SNC 144A 3.38%, 11/05/20	50,313
Norway: 0.7%
200,000	Kommunalbanken AS 144A 1.38%, 10/26/20	199,257

See Notes to Financial Statements

31

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
South Korea: 0.9%
$250,000	Export-Import Bank of Korea 2.13%, 02/11/21	$250,017
Supranational: 13.3%
	Asian Development Bank
300,000	1.88%, 08/10/22	302,316
200,000	2.13%, 03/19/25	205,355
100,000	2.38%, 08/10/27	104,705
100,000	3.13%, 09/26/28	111,365
125,000	European Bank for Reconstruction & Development 1.88%, 07/15/21	125,444
	European Investment Bank
100,000	1.63%, 10/09/29	98,901
100,000	2.13%, 04/13/26	102,887
625,000	2.50%, 10/15/24	651,537
600,000	European Investment Bank 144A 2.88%, 06/13/25	640,465
	International Bank for Reconstruction & Development
280,000	2.13%, 03/03/25	287,250
150,000	3.13%, 11/20/25	162,834
	International Finance Corp.
230,000	2.00%, 10/24/22	232,874
320,000	2.13%, 04/07/26	328,894
Principal Amount		Value
Supranational: (continued)
$200,000	Nordic Investment Bank 2.25%, 09/30/21	$202,241
		3,557,068
Sweden: 1.4%
175,000	Kommuninvest I Sverige AB 144A 1.88%, 06/01/21	175,444
200,000	Svensk Exportkredit AB 1.88%, 06/23/20	200,110
		375,554
United States: 6.7%
20,000	District of Columbia Water & Sewer Authority 4.81%, 10/01/14	27,783
	Fannie Mae-Aces
925,000	3.04%, 03/25/28	982,057
200,000	3.33%, 06/25/28	216,817
500,000	3.55%, 09/25/28	552,648
		1,779,305
Total Government Obligations (Cost: $7,827,241)		7,832,228
Total Investments: 98.8% (Cost: $26,170,621)		26,362,420
Other assets less liabilities: 1.2%		308,372
NET ASSETS: 100.0%		$26,670,792

Footnotes:

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,640,630, or 21.1% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	3.7%	$977,231
Communications	1.0	276,712
Consumer, Cyclical	1.7	457,543
Consumer, Non-cyclical	0.7	190,639
Diversified	0.8	202,816
Energy	3.3	870,334
Financial	37.6	9,904,406
Government	23.1	6,080,706
Industrial	2.2	566,877
Mortgage Securities	6.6	1,751,522
Technology	2.6	682,575
Utilities	16.7	4,401,059
	100.0%	$26,362,420

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$18,530,192	$—	$18,530,192
Government Obligations*	—	7,832,228	—	7,832,228
Total	$—	$26,362,420	$—	$26,362,420

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

32

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 97.3%
Argentina: 1.2%
USD	130,000	Arcor SAIC 144A 6.00%, 07/06/23	$117,034
	100,000	Genneia SA 144A 8.75%, 01/20/22	68,000
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/23	43,750
	200,000	7.50%, 01/24/27	161,202
	66,667	Pan American Energy LLC Reg S 7.88%, 05/07/21	67,667
	100,000	Telecom Argentina SA 144A
		8.00%, 07/18/26	90,250
	150,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	126,525
		YPF SA 144A
	170,000	6.95%, 07/21/27	127,757
	25,000	7.00%, 12/15/47	17,844
	100,000	8.50%, 03/23/21	91,750
	250,000	8.50%, 07/28/25	199,250
	200,000	8.75%, 04/04/24	168,000
			1,279,029
Australia: 0.5%
	300,000	FMG Resources 144A 5.13%, 05/15/24	316,125
	100,000	Mineral Resources Ltd. 144A 8.13%, 05/01/27	105,500
	50,000	Virgin Australia Holdings Ltd. 144A 7.88%, 10/15/21	51,500
			473,125
Austria: 0.8%
		JBS Investments II GmbH 144A
	100,000	5.75%, 01/15/28	104,425
	150,000	7.00%, 01/15/26	162,975
	200,000	Klabin Austria GmbH 144A 5.75%, 04/03/29	212,240
EUR	100,000	Novomatic AG 1.63%, 09/20/23	113,587
		Sappi Papier Holding GmbH Reg S
	100,000	3.13%, 04/15/26	106,159
	100,000	4.00%, 04/01/23	113,713
	50,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (o)	59,126
			872,225
Bahamas: 0.2%
	200,000	Starfruit Finco BV / Starfruit US Holdco LLC Reg S 6.50%, 10/01/26	225,936
Bermuda: 0.9%
USD	200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/22	201,297
Principal Amount			Value
Bermuda: (continued)
USD	200,000	Cosan Ltd. 144A 5.50%, 09/20/29	$208,150
	51,000	Digicel Group One Ltd. 144A 8.25%, 12/30/22	30,409
		Digicel Group Two Ltd. 144A
	49,000	8.25%, 09/30/22	12,985
	405,728	9.13%04/01/24	75,060
	300,000	Digicel Ltd. 144A 6.00%, 04/15/21	225,003
	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	208,002
			960,906
Brazil: 3.5%
		Banco Bradesco SA 144A
	100,000	5.75%, 03/01/22	106,376
	250,000	5.90%, 01/16/21 †	259,100
	550,000	Banco do Brasil SA 3.88%, 10/10/22	564,300
	200,000	Banco do Brasil SA 144A 5.88%, 01/19/23	215,752
	100,000	Banco do Brasil SA/ Cayman 144A 4.63%, 01/15/25	104,625
	200,000	Banco Safra SA/Cayman Islands 144A 4.13%, 02/08/23	206,000
	300,000	BRF SA 144A 4.75%, 05/22/24	312,075
	150,000	Caixa Economica Federal 144A 3.50%, 11/07/22	152,063
	200,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	233,952
	200,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	210,000
	200,000	Globo Comunicacao e Participacoes SA 144A 4.84%, 06/08/25	207,502
		Itau Unibanco Holding SA 144A
	400,000	5.13%, 05/13/23	425,200
	300,000	5.75%, 01/22/21	310,653
	100,000	6.20%, 12/21/21	106,500
	200,000	Natura Cosmeticos SA 144A 5.38%, 02/01/23	210,252
			3,624,350
British Virgin Islands: 3.3%
	100,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	108,625
	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	105,751
		Easy Tactic Ltd. Reg S
	200,000	5.75%, 01/13/22	194,123
	200,000	5.88%, 02/13/23	187,411
	200,000	7.00%, 04/25/21	200,538

See Notes to Financial Statements

33

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
British Virgin Islands: (continued)
USD	300,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/22	$299,429
		Gold Fields Orogen Holdings BVI Ltd. 144A
	100,000	5.13%, 05/15/24	106,000
	100,000	6.13%, 05/15/29	113,250
		Greenland Global Investment Ltd. Reg S
	200,000	5.88%, 07/03/24	194,960
	200,000	6.75%, 06/25/22	205,923
	200,000	New Metro Global Ltd. Reg S 6.50%, 04/23/21	197,804
	250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	213,778
	200,000	Scenery Journey Ltd. Reg S 11.00%, 11/06/20	204,235
	250,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	218,868
	184,000	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	195,788
	200,000	Studio City Co. Ltd. 144A 7.25%, 11/30/21	205,540
	100,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24	106,500
	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	203,298
	200,000	Wealth Driven Ltd. Reg S 5.50%, 08/17/23	200,817
			3,462,638
Bulgaria: 0.1%
EUR	125,000	Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	154,142
Canada: 6.3%
USD	50,000	Air Canada 144A 7.75%, 04/15/21	53,813
	100,000	Athabasca Oil Corp. 144A 9.88%, 02/24/22	93,250
	100,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	100,500
	150,000	Baytex Energy Corp. 144A 5.63%, 06/01/24	134,250
		Bombardier, Inc. 144A
	50,000	6.00%, 10/15/22	49,000
	150,000	6.13%, 01/15/23	147,000
CAD	150,000	7.35%, 12/22/26	111,632
USD	100,000	7.50%, 12/01/24	97,188
	300,000	7.50%, 03/15/25	288,000
	250,000	7.88%, 04/15/27	236,875
	100,000	8.75%, 12/01/21	106,250
Principal Amount			Value
Canada: (continued)
USD	200,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 144A 6.25%, 09/15/27	$204,500
	50,000	Cascades, Inc. 144A 5.50%, 07/15/22	51,000
	150,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	168,897
	100,000	Ensign Drilling, Inc. 144A 9.25%, 04/15/24	85,250
		First Quantum Minerals Ltd. 144A
	200,000	7.25%, 04/01/23	201,625
	300,000	7.50%, 04/01/25	301,875
	100,000	goeasy Ltd. 144A 7.88%, 11/01/22	104,125
	100,000	Hudbay Minerals, Inc. 144A 7.63%, 01/15/25	102,313
	125,000	Hulk Finance Corp. 144A 7.00%, 06/01/26	132,813
	100,000	IAMGOLD Corp. 144A 7.00%, 04/15/25	103,750
	256,000	Lightstream Resources 144A 8.63%, 02/01/20 (d) *	1,754
	175,000	Mattamy Group Corp. 144A 6.88%, 12/15/23	181,781
	350,000	MEG Energy Corp. 144A 6.38%, 01/30/23	332,062
	100,000	New Gold, Inc. 144A 6.25%, 11/15/22	100,500
		New Red Finance, Inc. 144A
	180,000	4.25%, 05/15/24	185,175
	400,000	5.00%, 10/15/25	413,000
	120,000	Norbord, Inc. 144A 5.75%, 07/15/27	124,500
	100,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 144A 7.13%, 11/01/22	50,250
	350,000	NOVA Chemicals Corp. 144A 5.25%, 08/01/23	354,594
	200,000	Open Text Corp. 144A 5.63%, 01/15/23	204,750
CAD	150,000	Parkland Fuel Corp. 5.63%, 05/09/25	118,956
		Parkland Fuel Corp. 144A
USD	50,000	5.88%, 07/15/27	53,041
	100,000	6.00%, 04/01/26	106,095
	150,000	Precision Drilling Corp. 144A 7.13%, 01/15/26	130,500
	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	108,720
CAD	250,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	208,124
USD	100,000	Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	104,750

See Notes to Financial Statements

34

Principal Amount			Value
Canada: (continued)
USD	200,000	Seven Generations Energy Ltd. 144A 6.75%, 05/01/23	$203,500
CAD	150,000	Sobeys, Inc. 4.70%, 08/08/23	121,456
USD	150,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/26	162,000
	100,000	Tervita Escrow Corp. 144A 7.63%, 12/01/21	99,000
		TransAlta Corp.
	75,000	4.50%, 11/15/22	77,703
	75,000	6.50%, 03/15/40	75,846
CAD	200,000	Videotron Ltd. 5.63%, 06/15/25	164,592
	50,000	Videotron Ltd. Reg S 5.75%, 01/15/26	40,328
			6,596,883
Cayman Islands: 10.8%
USD	200,000	Agile Group Holdings Ltd. Reg S 6.70%, 03/07/22	207,593
	200,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	190,992
	200,000	Central China Real Estate Ltd. Reg S 8.75%, 01/23/21	205,300
		CFLD Cayman Investment Ltd. Reg S
	200,000	6.50%, 12/21/20	201,263
	200,000	9.00%, 07/31/21	207,602
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/22	198,226
		China Evergrande Group Reg S
	200,000	6.25%, 06/28/21	187,886
	200,000	8.25%, 03/23/22	185,886
	800,000	8.75%, 06/28/25	671,974
	300,000	9.50%, 03/29/24	268,930
	400,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	394,244
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (o)	190,295
	200,000	7.63%, 02/28/23	210,598
	100,000	Comcel Trust 144A 6.88%, 02/06/24	103,250
	200,000	Country Garden Holdings Co. Ltd. Reg S 4.75%, 09/28/23	200,493
	200,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	197,883
Principal Amount			Value
Cayman Islands: (continued)
USD	200,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	$175,000
	200,000	Fantasia Holdings Group Co. Ltd. Reg S 7.38%, 10/04/21	186,100
	100,000	Global A&T Electronics Ltd. 8.50%, 01/12/23	93,520
	200,000	Global Aircraft Leasing Co. Ltd. 144A 7.25%, 09/15/24	205,190
	100,000	Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	94,125
	100,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22	103,980
	100,000	Industrial Senior Trust Reg S 5.50%, 11/01/22	104,625
		Kaisa Group Holdings Ltd. Reg S
	450,000	9.38%, 06/30/24	406,502
	200,000	11.25%, 04/09/22	202,304
	200,000	KWG Group Holdings Ltd. Reg S 7.88%, 09/01/23	205,816
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/24	323,542
	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	211,071
		Latam Finance Ltd. 144A
	100,000	6.88%, 04/11/24	106,075
	200,000	7.00%, 03/01/26	215,900
	400,000	Logan Property Holdings Co. Ltd. Reg S 5.25%, 02/23/23	394,382
	200,000	MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	201,250
	200,000	Melco Resorts Finance Ltd. 144A 4.88%, 06/06/25	205,158
	200,000	MGM China Holdings Ltd. 144A 5.88%, 05/15/26	212,000
	400,000	Noble Holding International Ltd. 7.95%, 04/01/25	232,000
	130,424	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	128,469
	200,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/22	189,635
	200,000	Ronshine China Holdings Ltd. Reg S 8.25%, 02/01/21	203,510
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	84,500

See Notes to Financial Statements

35

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
Cayman Islands: (continued)
USD	200,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	$205,295
		Sunac China Holdings Ltd. Reg S
	200,000	7.35%, 07/19/21	203,547
	400,000	7.95%, 08/08/22	409,528
		Times China Holdings Ltd. Reg S
	200,000	6.75%, 07/16/23	202,212
	200,000	7.85%, 06/04/21	206,100
	150,000	UPCB Finance IV Ltd. 144A 5.38%, 01/15/25	155,438
EUR	90,000	UPCB Finance IV Ltd. Reg S 4.00%, 01/15/27	105,870
	100,000	UPCB Finance VII Ltd. Reg S 3.63%, 06/15/29	117,749
USD	200,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/22	207,541
	200,000	Wynn Macau Ltd. 144A 5.50%, 10/01/27	206,312
	200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	206,839
		Yuzhou Properties Co. Ltd. Reg S
	300,000	6.00%, 10/25/23	285,431
	200,000	7.90%, 05/11/21	206,800
	200,000	Zhenro Properties Group Ltd. Reg S 12.50%, 01/02/21	211,300
			11,237,031
Chile: 0.2%
	100,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	104,081
	100,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	86,416
			190,497
China / Hong Kong: 1.5%
	200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	198,956
	400,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (o)	397,676
	200,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (o)	197,401
Principal Amount			Value
China / Hong Kong: (continued)
USD	200,000	China South City Holdings Ltd. Reg S 6.75%, 09/13/21	$169,800
	200,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (o)	200,763
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	200,134
	200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/22	201,499
			1,566,229
Colombia: 0.5%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	106,876
		Banco de Bogota SA 144A
	100,000	5.38%, 02/19/23	106,843
	100,000	6.25%, 05/12/26	113,251
	50,000	Banco GNB Sudameris SA 144A 7.50%, 07/30/22	54,063
	80,000	Banco GNB Sudameris SA Reg S 7.50%, 07/30/22	86,501
	50,000	Bancolombia SA 5.13%, 09/11/22	52,745
			520,279
Curacao: 0.1%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	91,375
	50,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	48,188
			139,563
Czech Republic: 0.3%
EUR	100,000	Energo-Pro AS Reg S 4.00%, 12/07/22	114,650
	150,000	Residomo SRO Reg S 3.38%, 10/15/24	174,135
			288,785
Denmark: 0.4%
	275,000	DKT Finance ApS Reg S 7.00%, 06/17/23	325,580
	100,000	Norican A/S Reg S 4.50%, 05/15/23	95,086
			420,666
Finland: 0.6%
		Nokia OYJ
USD	100,000	3.38%, 06/12/22	101,375
	100,000	6.63%, 05/15/39	115,000
EUR	200,000	Nokia OYJ Reg S 2.00%, 03/15/24	233,644

See Notes to Financial Statements

36

Principal Amount			Value
Finland: (continued)
EUR	175,000	Teollisuuden Voima OYJ Reg S 2.13%, 02/04/25	$206,822
			656,841
France: 5.2%
	100,000	Accor SA Reg S 4.38% (EUR Swap Annual 5 Year+4.56%), 01/30/24 (o)	119,670
		Altice France SA 144A
USD	800,000	7.38%, 05/01/26	858,676
	300,000	8.13%, 02/01/27	333,375
EUR	100,000	Altice France SA Reg S 5.88%, 02/01/27	123,346
		Casino Guichard Perrachon SA Reg S
	100,000	1.87%, 06/13/22	104,307
	200,000	4.50%, 03/07/24	193,593
	100,000	4.56%, 01/25/23	104,015
	100,000	5.98%, 05/26/21	114,828
	250,000	CMA CGM SA Reg S 7.75%, 01/15/21	232,331
	200,000	Elis SA Reg S 1.88%, 02/15/23	231,894
		Europcar Mobility Group Reg S
	100,000	4.00%, 04/30/26	104,304
	100,000	4.13%, 11/15/24	105,953
	200,000	Faurecia SE Reg S 3.63%, 06/15/23	227,615
	125,000	Fnac Darty SA Reg S 1.88%, 05/30/24	142,720
	100,000	Getlink SE Reg S 3.63%, 10/01/23	116,871
	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/24	112,516
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 10/29/25 (o)	117,148
		Loxam SAS Reg S
	100,000	2.88%, 04/15/26	109,892
	125,000	3.50%, 04/15/22	141,011
	100,000	4.25%, 04/15/24	113,199
	200,000	New AREVA Holding SA 4.88%, 09/23/24	261,000
	100,000	New AREVA Holding SA Reg S 3.13%, 03/20/23	119,507
	100,000	Nexans SA Reg S 3.25%, 05/26/21	115,984
	100,000	Orano SA Reg S 3.50%, 03/22/21	116,569
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/25	101,176
	200,000	Rexel SA Reg S 2.13%, 06/15/25	227,124
	250,000	Solvay Finance SA Reg S 5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (o)	320,569
USD	100,000	SPCM SA 144A 4.88%, 09/15/25	103,750
Principal Amount			Value
France: (continued)
EUR	100,000	SPIE SA Reg S 3.13%, 03/22/24	$120,472
	100,000	Tereos Finance Groupe I SA Reg S 4.13%, 06/16/23	71,775
		Vallourec SA Reg S
	100,000	2.25%, 09/30/24	72,271
	125,000	6.63%, 10/15/22	119,062
			5,456,523
Georgia: 0.2%
USD	200,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	208,364
Germany: 4.1%
EUR	200,000	ADLER Real Estate AG Reg S 1.50%, 12/06/21	225,082
		Deutsche Bank AG
USD	100,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	94,790
	375,000	4.50%, 04/01/25	365,860
EUR	135,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	155,234
	100,000	Deutsche Lufthansa AG Reg S 5.13% (EUR Swap Annual 5 Year+4.78%), 08/12/75	118,249
	100,000	Deutsche Pfandbriefbank AG Reg S 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/27	112,821
	150,000	Douglas GmbH Reg S 6.25%, 07/15/22	166,788
	110,000	Hapag-Lloyd AG Reg S 5.13%, 07/15/24	129,626
USD	200,000	IHO Verwaltungs GmbH 144A 5.50%, 09/15/26	199,000
		IHO Verwaltungs GmbH Reg S
EUR	100,000	4.38%, 05/15/25	114,284
	100,000	4.50%, 09/15/26	113,389
	300,000	K+S AG Reg S 3.00%, 06/20/22	351,778
	100,000	LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 12/06/76	122,526
	140,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25	164,143
	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	231,294
USD	200,000	Norddeutsche Landesbank- Girozentrale Reg S 6.25%, 04/10/24	184,064
EUR	100,000	Platin 1426 GmbH Reg S 5.38%, 06/15/23	105,681
	130,000	ProGroup AG Reg S 3.00%, 03/31/26	142,165
USD	100,000	RWE AG Reg S 6.63% (+4.52%), 07/30/75	113,336

See Notes to Financial Statements

37

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
Germany: (continued)
EUR	100,000	Tele Columbus AG Reg S 3.88%, 05/02/25	$109,073
		thyssenkrupp AG Reg S
	300,000	1.38%, 03/03/22	336,040
	200,000	2.50%, 02/25/25	229,440
	100,000	2.75%, 03/08/21	114,376
	100,000	TUI AG Reg S 2.13%, 10/26/21	114,549
	100,000	WEPA Hygieneprodukte GmbH Reg S 3.75%, 05/15/24	113,699
			4,227,287
India: 0.7%
USD	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	210,262
	200,000	IDBI Bank Ltd. Reg S 4.25%, 11/30/20	201,842
	200,000	JSW Steel Ltd. Reg S 5.95%, 04/18/24	205,083
	100,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	101,393
			718,580
Indonesia: 0.2%
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	202,708
Ireland: 2.3%
	200,000	Alfa Bank OJSC 144A 7.75%, 04/28/21	213,657
EUR	100,000	Allied Irish Banks Plc Reg S 4.13% (EUR Swap Annual 5 Year+3.95%), 11/26/25	115,904
GBP	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/27	129,348
USD	200,000	C&W Senior Financing DAC 144A 6.88%, 09/15/27	211,250
	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 5.55%, 02/14/23	202,946
EUR	100,000	eircom Finance DAC Reg S 3.50%, 05/15/26	117,179
USD	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	208,500
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/28	157,875
	100,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	106,337
	200,000	Mobile Telesystems OJSC 144A 5.00%, 05/30/23	211,795
	200,000	SCF Capital Ltd. 144A 5.38%, 06/16/23	212,273
EUR	300,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 02/01/24	360,830
Principal Amount			Value
Ireland: (continued)
GBP	150,000	Virgin Media Receivables Financing Notes I DAC Reg S 5.50%, 09/15/24	$199,448
			2,447,342
Italy: 5.7%
EUR	100,000	Astaldi SpA Reg S 7.13%, 12/01/20 (d) *	23,309
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/27	106,661
	100,000	Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	112,855
		Banco BPM SpA Reg S
	200,000	1.75%, 04/24/23	226,976
	100,000	2.00%, 03/08/22	114,355
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/27	116,388
	100,000	Banco Popolare SC Reg S 6.00%, 11/05/20	117,176
	100,000	BPER Banca Reg S 5.13% (EUR Swap Annual 5 Year+4.91%), 05/31/27	118,398
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	114,453
		Intesa Sanpaolo SpA 144A
USD	100,000	5.02%, 06/26/24	104,391
	150,000	5.71%, 01/15/26	160,957
		Intesa Sanpaolo SpA Reg S
EUR	200,000	3.93%, 09/15/26	252,164
	200,000	6.63%, 09/13/23	268,954
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (o)	120,905
		Leonardo Finmeccanica SpA
	150,000	4.88%, 03/24/25	201,555
	150,000	5.25%, 01/21/22	185,950
	100,000	Mediobanca SpA 5.00%, 11/15/20	116,829
	100,000	Salini Impregilo SpA Reg S 3.75%, 06/24/21	114,199
	100,000	Sisal Group SpA Reg S 7.00%, 07/31/23	115,825
	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/47	116,167
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	127,912
GBP	150,000	5.88%, 05/19/23	216,933
USD	400,000	Telecom Italia SpA 144A 5.30%, 05/30/24	429,500
		Telecom Italia SpA Reg S
EUR	230,000	2.38%, 10/12/27	264,805
	200,000	2.88%, 01/28/26	237,281
	250,000	3.63%, 05/25/26	310,359
	200,000	4.00%, 04/11/24	247,412
	300,000	5.25%, 02/10/22	374,179

See Notes to Financial Statements

38

Principal Amount			Value
Italy: (continued)
		Unione di Banche Italiane SpA Reg S
EUR	100,000	4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/26	$116,246
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/27	179,680
	100,000	5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	123,291
	200,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25	239,493
	200,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (o)	238,661
			5,914,219
Japan: 2.0%
USD	200,000	Asahi Mutual Life Insurance Co. Reg S 6.50% (USD Swap Semi 30/360 5 Year+4.59%), 09/05/23 (o)	210,821
		SoftBank Group Corp. Reg S
	200,000	4.75%, 09/19/24	203,536
	200,000	5.13%, 09/19/27	204,721
	200,000	5.38%, 07/30/22	208,250
	700,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (o)	661,500
	350,000	6.25%, 04/15/28	383,185
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (o)	189,797
			2,061,810
Kazakhstan: 0.6%
	150,000	Halyk Savings Bank of Kazakhstan JSC 144A 7.25%, 01/28/21	157,872
		KazMunayGas National Co. JSC 144A
	200,000	4.40%, 04/30/23	211,683
	100,000	4.75%, 04/19/27	109,361
	125,000	5.75%, 04/19/47	146,412
			625,328
Luxembourg: 8.4%
	150,000	Adecoagro SA 144A 6.00%, 09/21/27	145,500
		Altice Financing SA 144A
	500,000	6.63%, 02/15/23	514,850
	200,000	7.50%, 05/15/26	213,000
EUR	150,000	Altice Financing SA Reg S 5.25%, 02/15/23	172,209
USD	300,000	Altice Luxembourg SA 144A 7.63%, 02/15/25	310,500
		Altice Luxembourg SA Reg S
EUR	100,000	6.25%, 02/15/25	116,235
	100,000	8.00%, 05/15/27	122,659
Principal Amount			Value
Luxembourg: (continued)
GBP	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/24	$125,933
EUR	200,000	ARD Finance SA 7.38% 09/15/23	231,782
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
USD	200,000	4.63%, 05/15/23	204,900
	100,000	6.00%, 02/15/25	105,250
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S
EUR	250,000	2.75%, 03/15/24	284,972
	250,000	4.13%, 05/15/23	285,192
	100,000	BMBG Bond Finance SCA Reg S 3.00%, 06/15/21	112,327
GBP	101,000	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/23	135,758
EUR	150,000	Cirsa Finance International Sarl 144A 6.25%, 12/20/23	177,598
	100,000	Codere Finance SA Reg S 6.75%, 11/01/21	97,249
USD	150,000	Consolidated Energy Finance SA 144A 6.88%, 06/15/25	146,250
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27	110,751
EUR	100,000	CPI Property Group SA Reg S 4.38% (EUR Swap Annual 5 Year+4.15%), 08/09/23 (o)	115,477
USD	200,000	CSN Resources SA 144A 7.63%, 02/13/23	207,275
EUR	150,000	Dufry Finance SCA Reg S 4.50%, 08/01/23	171,882
	100,000	eDreams ODIGEO SA Reg S 5.50%, 09/01/23	117,839
		Fiat Chrysler Finance Europe SA Reg S
	100,000	4.75%, 03/22/21	118,964
	150,000	4.75%, 07/15/22	188,099
	200,000	Garfunkelux Holdco 3 SA Reg S 7.50%, 08/01/22	212,258
	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 05/15/23	113,232
	100,000	Holcim Finance Luxembourg SA Reg S 3.00% (Euribor ICE Swap Rate 11:00am 5 Year+3.07%), 07/05/24 (o)	116,804
	300,000	INEOS Group Holdings SA Reg S 5.38%, 08/01/24	343,161
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/24	122,347

See Notes to Financial Statements

39

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
Luxembourg: (continued)
EUR	150,000	Lincoln Financing SARL Reg S 3.63%, 04/01/24	$171,454
	100,000	Matterhorn Telecom SA Reg S 4.00%, 11/15/27	116,792
USD	200,000	MHP Lux SA 144A 6.95%, 04/03/26	206,802
		Millicom International Cellular SA 144A
	200,000	5.13%, 01/15/28	206,750
	100,000	6.25%, 03/25/29	109,373
		Minerva Luxembourg SA 144A
	125,000	5.88%, 01/19/28	127,750
	200,000	6.50%, 09/20/26	210,000
	250,000	Puma International Financing SA 144A 5.00%, 01/24/26	240,603
EUR	100,000	Rossini Sarl Reg S 6.75%, 10/30/25	123,784
USD	200,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/24	216,260
	250,000	Sberbank of Russia 144A 5.13%, 10/29/22	263,743
EUR	100,000	SCHMOLZ + BICKENBACH Luxembourg Finance SA Reg S 5.63%, 07/15/22	88,694
	100,000	SES SA Reg S 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (o)	119,029
	200,000	Telecom Italia Finance SA 7.75%, 01/24/33	332,011
USD	200,000	Telenet Finance Luxembourg Notes Sarl 144A 5.50%, 03/01/28	213,700
	11,000	Trafigura Funding SA 144A 5.25%, 03/19/23	10,821
	200,000	Ultrapar International SA 144A 5.25%, 10/06/26	215,002
EUR	100,000	Vivion Investments Sarl Reg S 3.00%, 08/08/24	111,398
USD	200,000	VTB Bank SA 144A 6.95%, 10/17/22	215,931
			8,740,150
Malta: 0.0%
	32,000	Nyrstar Holdings Plc Reg S 0.00%, 07/31/26 ^ #	16,010
Mauritius: 0.6%
	200,000	Greenko Solar Mauritius Ltd. 144A 5.55%, 01/29/25	200,858
	200,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	205,150
	200,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	198,298
			604,306
Principal Amount			Value
Mexico: 1.4%
USD	200,000	BBVA Bancomer SA 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/33	$195,610
		Cemex SAB de CV 144A
	200,000	5.70%, 01/11/25	206,300
	150,000	6.13%, 05/05/25	155,813
	100,000	7.75%, 04/16/26	108,126
	200,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	212,400
	200,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/27	206,500
	200,000	Nemak SAB de CV 144A 4.75%, 01/23/25	207,500
		Unifin Financiera SA de CV 144A
	100,000	7.00%, 01/15/25	100,323
	100,000	7.25%, 09/27/23	103,876
			1,496,448
Netherlands: 12.7%
	200,000	Cimpor Financial Operations BV 144A 5.75%, 07/17/24	148,002
EUR	200,000	Constellium SE Reg S 4.25%, 02/15/26	232,502
	125,000	Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 02/04/23 (o)	136,040
USD	200,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/23	214,250
EUR	100,000	Fiat Chrysler Automobiles NV Reg S 3.75%, 03/29/24	126,473
USD	200,000	Greenko Dutch BV 144A 5.25%, 07/24/24	201,850
	200,000	GTH Finance BV 144A 7.25%, 04/26/23	223,903
	200,000	IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	209,500
	114,000	Indo Energy Finance II BV 144A 6.38%, 01/24/23	114,561
EUR	100,000	Intertrust Group BV Reg S 3.38%, 11/15/25	117,110
	200,000	InterXion Holding NV Reg S 4.75%, 06/15/25	243,202
	100,000	IPD 3 BV Reg S 4.50%, 07/15/22	114,204
USD	150,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	203,124
	200,000	Marfrig Holding Europe BV 144A 8.00%, 06/08/23	208,502

See Notes to Financial Statements

40

Principal Amount			Value
Netherlands: (continued)
		Metinvest BV 144A
USD	150,000	7.75%, 04/23/23	$157,209
	100,000	8.50%, 04/23/26	104,955
	250,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	255,186
	200,000	MV24 Capital BV 144A 6.75%, 06/01/34	209,600
EUR	200,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (o)	242,030
USD	100,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 07/25/22	54,690
EUR	225,000	OCI NV Reg S 5.00%, 04/15/23	262,468
		Petrobras Global Finance BV
USD	200,000	5.30%, 01/27/25	219,030
	150,000	5.75%, 02/01/29	167,190
	400,000	6.00%, 01/27/28	451,825
	200,000	6.25%, 03/17/24	225,350
	275,000	6.85%, 06/05/15	316,937
	100,000	6.88%, 01/20/40	117,100
	150,000	6.90%, 03/19/49	174,645
	150,000	7.25%, 03/17/44	182,625
	400,000	7.38%, 01/17/27	485,200
	44,000	8.38%, 05/23/21	48,180
	330,000	8.75%, 05/23/26	423,060
	281,000	Petrobras Global Finance BV 144A 5.09%, 01/15/30	298,352
EUR	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	48,319
	100,000	PPF Arena 1 BV Reg S 3.13%, 03/27/26	117,154
	200,000	Repsol International Finance BV Reg S 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (o)	233,383
	300,000	Saipem Finance International BV Reg S 3.75%, 09/08/23	369,922
	125,000	Samvardhana Motherson Automotive Systems Group BV Reg S 1.80%, 07/06/24	131,438
	125,000	Selecta Group BV Reg S 5.88%, 02/01/24	141,299
	200,000	Sigma Holdco BV Reg S 5.75%, 05/15/26	213,620
USD	150,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/26	162,188
Principal Amount			Value
Netherlands: (continued)
EUR	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL Reg S 11.25% (EUR Swap Annual 5 Year+9.76%), 11/27/19 (d) (o) *	$3,882
		Telefonica Europe BV Reg S
	200,000	2.63% (EUR Swap Annual 5 Year+2.33%), 03/07/23 (o)	227,464
	200,000	3.00% (EUR Swap Annual 5 Year+2.45%), 09/04/23 (o)	230,311
	200,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (o)	235,790
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (o)	119,063
GBP	100,000	6.75% (GBP Swap 5 Year+4.46%), 11/26/20 (o)	136,125
EUR	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 03/01/24 (o)	208,831
		Teva Pharmaceutical Finance Netherlands II BV Reg S
	250,000	1.13%, 10/15/24	224,529
	100,000	1.25%, 03/31/23	98,286
	100,000	1.63%, 10/15/28	80,957
	100,000	1.88%, 03/31/27	84,734
		Teva Pharmaceutical Finance Netherlands III BV
USD	380,000	2.20%, 07/21/21	361,673
	350,000	2.80%, 07/21/23	303,625
	400,000	3.15%, 10/01/26	302,000
	250,000	4.10%, 10/01/46	172,187
	150,000	6.00%, 04/15/24	140,813
	200,000	6.75%, 03/01/28	180,000
EUR	200,000	Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	232,457
	160,000	United Group BV Reg S 4.38%, 07/01/22	182,312
USD	100,000	UPC Holding BV 144A 5.50%, 01/15/28	102,250
		VEON Holdings BV 144A
	100,000	3.95%, 06/16/21	101,556
	200,000	4.00%, 04/09/25	205,712
	100,000	7.50%, 03/01/22	110,875
	200,000	VTR Finance BV 144A 6.88%, 01/15/24	205,500
EUR	225,000	Ziggo BV Reg S 4.25%, 01/15/27	271,057
USD	350,000	Ziggo Secured Finance BV 144A 5.50%, 01/15/27	369,680
			13,197,847
Norway: 0.2%
	150,000	Aker BP ASA 144A 6.00%, 07/01/22	155,250

See Notes to Financial Statements

41

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
Oman: 0.2%
USD	200,000	Bank Muscat SAOG Reg S 4.88%, 03/14/23	$203,187
Panama: 0.2%
	200,000	AES Panama SRL 144A 6.00%, 06/25/22	206,652
Peru: 0.2%
	100,000	Orazul Energy Egenor S. en C. por A. 144A 5.63%, 04/28/27	102,813
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	104,001
			206,814
Portugal: 0.4%
EUR	100,000	Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	126,384
	200,000	EDP – Energias de Portugal SA Reg S 5.38% (EUR Swap Annual 5 Year+5.04%), 09/16/75	237,726
			364,110
Singapore: 0.9%
USD	250,000	ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	262,662
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) (e) *	1,875
	200,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22	203,099
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	202,179
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	181,044
EUR	34,000	Trafigura Group Pte Ltd. Reg S 7.50% (EUR Swap Annual 5 Year+10.82%), 07/31/24 (o)	35,985
			886,844
South Africa: 0.6%
		Eskom Holdings SOC Ltd. 144A
USD	200,000	5.75%, 01/26/21	201,751
	100,000	6.75%, 08/06/23	102,978
	100,000	7.13%, 02/11/25	103,097
	100,000	8.45%, 08/10/28	109,818
	130,265	South Africa Ltd. 144A 3.00%, 12/31/22	1,303
	100,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	101,257
			620,204
South Korea: 0.1%
	100,000	Woori Bank 144A 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (o)	101,159
Principal Amount			Value
Spain: 1.5%
EUR	100,000	Abanca Corp. Bancaria SA Reg S 6.13% (EUR Swap Annual 5 Year+5.93%), 01/18/29	$122,594
USD	63,204	Abengoa Abenewco 2 SAU Reg S 1.25%, 03/31/23 #	948
EUR	100,000	Abengoa SA 0.00%, 03/31/27 (d) (s) *	853
USD	200,000	AI Candelaria Spain SLU 144A 7.50%, 12/15/28	226,250
EUR	200,000	Banco de Sabadell SA Reg S 5.63%, 05/06/26	264,991
		Bankia SA Reg S
	100,000	3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/27	117,772
	100,000	3.75% (EUR Swap Annual 5 Year+3.62%), 02/15/29	121,185
	200,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	239,962
	100,000	El Corte Ingles SA Reg S 3.00%, 03/15/24	116,219
	175,000	Grifols SA Reg S 3.20%, 05/01/25	200,045
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/24	123,927
		Grupo Isolux Corsan SA
	302	0.25%, 12/30/21 (d) # *	5
	56,417	6.00%, 12/30/21 (d) *	504
	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 03/15/23	75,078
			1,610,333
Sweden: 1.7%
	175,000	Akelius Residential Property AB Reg S 3.88% (Euribor ICE Swap Rate 11:00am 5 Year+3.49%), 10/05/78	209,296
	100,000	Corral Petroleum Holdings AB Reg S 13.25%, 05/15/21	117,422
	100,000	Dometic Group AB Reg S 3.00%, 05/08/26	114,556
USD	200,000	Ericsson LM 4.13%, 05/15/22	207,770
EUR	425,000	Intrum AB Reg S 3.13%, 07/15/24	482,072
USD	100,000	Stena AB 144A 7.00%, 02/01/24	101,750
EUR	100,000	Telefonaktiebolaget LM Ericsson Reg S 1.88%, 03/01/24	118,128
	200,000	Verisure Midholding AB Reg S 5.75%, 12/01/23	230,632
		Volvo Car AB Reg S
	100,000	2.00%, 01/24/25	114,633
	100,000	3.25%, 05/18/21	116,805
			1,813,064

See Notes to Financial Statements

42

Principal Amount			Value
Turkey: 3.1%
		Akbank TAS 144A
USD	125,000	5.00%, 10/24/22	$124,220
	150,000	5.13%, 03/31/25	143,797
	100,000	Arcelik AS 144A 5.00%, 04/03/23	101,151
	200,000	Finansbank AS 144A 4.88%, 05/19/22	199,916
	200,000	KOC Holding AS 144A 5.25%, 03/15/23	202,505
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	195,881
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	98,361
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	194,740
	300,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	301,711
	100,000	Turkiye Halk Bankasi AS 144A 4.75%, 02/11/21	93,010
		Turkiye Is Bankasi AS 144A
	325,000	6.00%, 10/24/22	316,103
	250,000	6.13%, 04/25/24	244,411
	200,000	Turkiye Sinai Kalkinma Bankasi AS Reg S 5.50%, 01/16/23	195,772
	100,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	104,375
		Turkiye Vakiflar Bankasi TAO 144A
	125,000	5.50%, 10/27/21	124,356
	100,000	5.75%, 01/30/23	97,110
	100,000	6.00%, 11/01/22	96,855
		Yapi ve Kredi Bankasi AS 144A
	100,000	5.50%, 12/06/22	97,511
	150,000	5.75%, 02/24/22	150,638
	100,000	5.85%, 06/21/24	96,794
	100,000	8.50% (USD Swap Semi 30/360 5 Year+7.40%), 03/09/26	99,713
			3,278,930
United Arab Emirates: 0.4%
	200,000	Emirates NBD PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	208,404
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23	209,387
			417,791
United Kingdom: 9.3%
		AngloGold Ashanti Holdings Plc
	75,000	5.13%, 08/01/22	79,113
	50,000	6.50%, 04/15/40	56,707
GBP	100,000	Ardonagh Midco 3 Plc Reg S 8.38%, 07/15/23	121,578
Principal Amount			Value
United Kingdom: (continued)
GBP	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	$139,033
USD	100,000	Aston Martin Capital Holdings Ltd. 144A 6.50%, 04/15/22	88,514
	100,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (o)	111,750
GBP	100,000	Boparan Finance Plc Reg S 5.50%, 07/15/21	74,532
	100,000	Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	137,588
USD	200,000	Connect Finco SARL / Connect US Finco LLC 144A 6.75%, 10/01/26	207,500
GBP	150,000	Co-operative Group Holdings 2011 Ltd. Reg S 7.50%, 07/08/26 (s)	222,576
USD	150,000	Delphi Technologies Plc 144A 5.00%, 10/01/25	130,500
	100,000	Drax Finco Plc 144A 6.63%, 11/01/25	106,375
	200,000	DTEK Finance Plc 10.75%, 12/31/24	204,300
	200,000	eG Global Finance Plc 144A 6.75%, 02/07/25	200,750
EUR	100,000	eG Global Finance Plc Reg S 4.38%, 02/07/25	108,814
GBP	100,000	EI Group Plc Reg S 6.38%, 02/15/22	131,970
USD	300,000	Evraz Plc 144A 5.38%, 03/20/23	320,940
GBP	150,000	GKN Holdings Plc Reg S 5.38%, 09/19/22	210,130
	150,000	Heathrow Finance Plc Reg S 5.75%, 03/03/25	215,210
USD	200,000	Inmarsat Finance Plc 144A 4.88%, 05/15/22	203,000
EUR	150,000	International Personal Finance Plc Reg S 5.75%, 04/07/21	158,520
GBP	150,000	Jaguar Land Rover Automotive Plc 144A 5.00%, 02/15/22	194,088
EUR	100,000	Jaguar Land Rover Automotive Plc Reg S 2.20%, 01/15/24	101,245
GBP	110,000	Jerrold Finco Plc Reg S 6.25%, 09/15/21	145,208
USD	200,000	KCA Deutag Finance Plc 144A 7.25%, 05/15/21	128,000
GBP	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	136,879

See Notes to Financial Statements

43

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
United Kingdom: (continued)
EUR	100,000	LHC3 Plc Reg S 9.00% 08/15/24	$115,389
		Lloyds Banking Group Plc 144A
USD	190,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	212,562
	150,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	170,250
	200,000	MARB BondCo Plc 144A 6.88%, 01/19/25	208,840
GBP	100,000	Matalan Finance Plc Reg S 6.75%, 01/31/23	117,744
	100,000	Mclaren Finance Plc Reg S 5.00%, 08/01/22	124,279
EUR	150,000	Merlin Entertainments Plc Reg S 2.75%, 03/15/22	177,468
USD	70,000	Oschadbank 144A 9.38%, 03/10/23 (s)	73,309
EUR	100,000	OTE Plc Reg S 2.38%, 07/18/22	118,272
USD	100,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/22	70,500
EUR	100,000	Playtech Plc Reg S 3.75%, 10/12/23	116,155
USD	200,000	Polyus Finance Plc 144A 5.25%, 02/07/23	212,438
GBP	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/22	110,637
USD	100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	117,316
GBP	100,000	Stonegate Pub Co. Financing Plc Reg S 4.88%, 03/15/22	132,522
	100,000	Stretford 79 Plc Reg S 6.75%, 07/15/24	118,849
EUR	100,000	Titan Global Finance Plc Reg S 3.50%, 06/17/21	117,395
GBP	100,000	Travis Perkins Plc Reg S 4.38%, 09/15/21	134,188
USD	200,000	Tullow Oil Plc 144A 7.00%, 03/01/25	207,250
GBP	100,000	Twinkle Pizza Plc Reg S 6.63%, 08/01/21	112,320
USD	36,000	Ukraine Railways Via Shortline Plc Reg S 9.88%, 09/15/21	37,511
	500,000	Valaris Plc 5.75%, 10/01/44	205,000
	200,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	201,300
	300,000	Vedanta Resources Plc 144A 6.13%, 08/09/24	279,010
Principal Amount			Value
United Kingdom: (continued)
EUR	100,000	Virgin Media Finance Plc Reg S 4.50%, 01/15/25	$114,945
USD	100,000	Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	106,500
		Virgin Media Secured Finance Plc Reg S
GBP	275,000	4.88%, 01/15/27	369,639
	200,000	5.00%, 04/15/27	273,386
EUR	100,000	Viridian Group FinanceCo Plc / Viridian Power & Energy Reg S 4.00%, 09/15/25	114,943
USD	225,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	260,716
EUR	500,000	Vodafone Group Plc Reg S 3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	584,866
	200,000	Walnut Bidco Plc 144A 9.13%, 08/01/24	206,150
GBP	150,000	William Hill Plc Reg S 4.88%, 09/07/23	209,706
			9,666,175
United States: 3.2%
USD	150,000	AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	165,187
	100,000	Calfrac Holdings LP 144A 8.50%, 06/15/26	43,405
	250,000	Cemex Finance LLC 144A 6.00%, 04/01/24	256,825
EUR	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/23	118,780
USD	150,000	Cott Holdings, Inc. 144A 5.50%, 04/01/25	156,938
		DAE Funding LLC 144A
	200,000	5.00%, 08/01/24	209,260
	200,000	5.25%, 11/15/21	208,750
	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	200,887
		JBS USA LUX SA / JBS USA Finance, Inc. 144A
	100,000	5.75%, 06/15/25	104,250
	100,000	6.75%, 02/15/28	110,376
		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
	350,000	5.50%, 01/15/30	378,000
	150,000	6.50%, 04/15/29	167,254
	100,000	Kronos Acquisition Holdings, Inc. 144A 9.00%, 08/15/23	87,500
		Mercer International, Inc.
	41,000	5.50%, 01/15/26	39,490
	100,000	6.50%, 02/01/24	103,375

See Notes to Financial Statements

44

Principal Amount			Value
United States: (continued)
USD	160,000	Navios Maritime Holdings, Inc. and Navios Maritime Finance II USA, Inc. 144A 7.38%, 01/15/22	$93,600
	100,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (o)	137,500
	100,000	Resolute Forest Products, Inc. 5.88%, 05/15/23	99,750
	245,137	Rio Oil Finance Trust 144A 9.25%, 07/06/24	273,941
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/25	103,525
	220,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.50%, 07/15/27	235,954
	100,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	82,750
			3,377,297
Total Corporate Bonds (Cost: $103,787,284)			101,493,857
GOVERNMENT OBLIGATIONS: 0.7%
Azerbaijan: 0.2%
	200,000	State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	208,872
Costa Rica: 0.1%
	100,000	Instituto Costarricense de Electricidad Reg S 6.95%, 11/10/21	101,876
Turkey: 0.4%
		Export Credit Bank of Turkey 144A
	100,000	5.00%, 09/23/21	100,496
	100,000	5.38%, 02/08/21	100,843
	200,000	6.13%, 05/03/24	198,184
			399,523
Total Government Obligations (Cost: $678,000)			710,271
Number of Shares			Value
COMMON STOCK: 0.0% (Cost: $5,626)
Canada: 0.0%
	988	Tervita Corp. *	$5,262
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) * # ¥	0
Total Investments Before Collateral
for Securities Loaned: 98.0% (Cost: $104,481,887)			102,209,390
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $47,952)

Principal Amount
Repurchase Agreements: 0.1%
USD	47,952	Repurchase agreement dated 10/31/19 with BofA Securities, Inc., 1.73%, due 11/1/19, proceeds $47,954; (collateralized by various U.S. government and agency obligations, 1.63% to 2.63%, due 11/30/20 to 8/15/27, valued at $48,911 including accrued interest)	47,952
Total Investments: 98.1% (Cost: $104,529,839)			102,257,342
Other assets less liabilities: 1.9%			2,004,164
NET ASSETS: 100.0%			$104,261,506

See Notes to Financial Statements

45

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(d)	Security in default of coupon payment
(e)	Security in default of principal
(o)	Perpetual Maturity — the date shown is the next call date
(s)	Step Bond — the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
^	Zero Coupon Bond
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $51,820.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,963 which represents 0.0% of net assets.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $42,058,519, or 40.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.4%	$8,608,282
Communications	17.3	17,698,070
Consumer, Cyclical	9.1	9,322,941
Consumer, Non-cyclical	9.1	9,339,076
Diversified	0.7	652,920
Energy	10.5	10,725,548
Financial	29.8	30,431,519
Government	0.7	710,271
Industrial	8.8	9,024,360
Technology	0.9	881,410
Utilities	4.7	4,814,993
	100.0%	$102,209,390

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$101,493,857	$—	$101,493,857
Government Obligations*	—	710,271	—	710,271
Common Stock*	5,262	—	—	5,262
Warrants*	—	—	0	0
Repurchase Agreements	—	47,952	—	47,952
Total	$5,262	$102,252,080	$0	$102,257,342

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

46

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.6%
Australia: 4.7%
	Australia & New Zealand Banking Group Ltd. 144A
$350,000	2.50% (ICE LIBOR USD 3 Month+.32%), 11/09/20	$350,667
700,000	2.58% (ICE LIBOR USD 3 Month+.46%), 05/17/21	702,854
1,450,000	2.83% (ICE LIBOR USD 3 Month+.71%), 05/19/22	1,462,125
	Commonwealth Bank of Australia 144A
2,125,000	2.82% (ICE LIBOR USD 3 Month+.70%), 03/16/23	2,140,932
600,000	2.83% (ICE LIBOR USD 3 Month+.70%), 03/10/22	604,992
600,000	2.94% (ICE LIBOR USD 3 Month+.83%), 09/06/21	607,014
1,425,000	2.95% (ICE LIBOR USD 3 Month+.82%), 06/04/24	1,437,579
300,000	Macquarie Bank Ltd. 144A 3.05% (ICE LIBOR USD 3 Month+1.12%), 07/29/20	302,098
1,550,000	Macquarie Group Ltd. 144A 3.45% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	1,575,257
	National Australia Bank Ltd. 144A
400,000	2.35% (ICE LIBOR USD 3 Month+.35%), 01/12/21	400,958
1,400,000	2.60% (ICE LIBOR USD 3 Month+.60%), 04/12/23	1,406,507
300,000	2.61% (ICE LIBOR USD 3 Month+.71%), 11/04/21	303,194
900,000	2.66% (ICE LIBOR USD 3 Month+.51%), 05/22/20	902,553
1,425,000	2.87% (ICE LIBOR USD 3 Month+.72%), 05/22/22	1,437,561
500,000	2.90% (ICE LIBOR USD 3 Month+.89%), 01/10/22	505,794
525,000	3.00% (ICE LIBOR USD 3 Month+1.00%), 07/12/21	531,630
	Westpac Banking Corp.
300,000	2.28% (ICE LIBOR USD 3 Month+.34%), 01/25/21	300,551
450,000	2.44% (ICE LIBOR USD 3 Month+.28%), 05/15/20	450,653
1,400,000	2.55% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,406,175
1,400,000	2.81% (ICE LIBOR USD 3 Month+.71%), 06/28/22	1,413,581
500,000	2.83% (ICE LIBOR USD 3 Month+.85%), 01/11/22	505,422
2,100,000	2.88% (ICE LIBOR USD 3 Month+.72%), 05/15/23	2,118,307
1,400,000	2.90% (ICE LIBOR USD 3 Month+.77%), 02/26/24	1,412,812
500,000	2.97% (ICE LIBOR USD 3 Month+.85%), 08/19/21	505,633
		22,784,849
Principal Amount		Value
Canada: 3.3%
	Bank of Montreal
$750,000	2.34% (ICE LIBOR USD 3 Month+.34%), 07/13/20	$751,145
725,000	2.46% (ICE LIBOR USD 3 Month+.46%), 04/13/21	728,299
625,000	2.56% (ICE LIBOR USD 3 Month+.44%), 06/15/20	626,525
500,000	2.68% (ICE LIBOR USD 3 Month+.57%), 03/26/22	503,084
525,000	2.92% (ICE LIBOR USD 3 Month+.79%), 08/27/21	530,873
	Bank of Nova Scotia
325,000	2.32% (ICE LIBOR USD 3 Month+.29%), 01/08/21	325,676
725,000	2.41% (ICE LIBOR USD 3 Month+.44%), 04/20/21	727,534
525,000	2.74% (ICE LIBOR USD 3 Month+.64%), 03/07/22	528,858
	Canadian Imperial Bank of Commerce
350,000	2.22% (ICE LIBOR USD 3 Month+.32%), 02/02/21	350,748
300,000	2.35% (ICE LIBOR USD 3 Month+.31%), 10/05/20	300,728
1,450,000	2.79% (ICE LIBOR USD 3 Month+.66%), 09/13/23	1,456,014
1,450,000	2.84% (ICE LIBOR USD 3 Month+.72%), 06/16/22	1,464,291
320,000	Enbridge, Inc. 2.82% (ICE LIBOR USD 3 Month+.70%), 06/15/20	320,531
435,000	National Bank of Canada 2.69% (ICE LIBOR USD 3 Month+.56%), 06/12/20	436,198
	Royal Bank of Canada
300,000	2.18% (ICE LIBOR USD 3 Month+.24%), 10/26/20	300,737
600,000	2.25% (ICE LIBOR USD 3 Month+.30%), 07/22/20	601,462
1,475,000	2.33% (ICE LIBOR USD 3 Month+.39%), 04/30/21	1,480,656
1,400,000	2.40% (ICE LIBOR USD 3 Month+.47%), 04/29/22	1,402,514
500,000	2.64% (ICE LIBOR USD 3 Month+.73%), 02/01/22	504,175
	Toronto-Dominion Bank
300,000	2.18% (ICE LIBOR USD 3 Month+.24%), 01/25/21	300,337
600,000	2.40% (ICE LIBOR USD 3 Month+.26%), 09/17/20	601,152
550,000	2.42% (ICE LIBOR USD 3 Month+.28%), 06/11/20	551,001
750,000	2.57% (ICE LIBOR USD 3 Month+.43%), 06/11/21	752,847
500,000	3.04% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	505,839
		16,051,224

See Notes to Financial Statements

47

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
Cayman Islands: 0.7%
	Tencent Holdings Ltd. 144A
$1,375,000	2.57% (ICE LIBOR USD 3 Month+.60%), 01/19/23	$1,366,897
2,100,000	2.89% (ICE LIBOR USD 3 Month+.91%), 04/11/24	2,106,333
		3,473,230
China / Hong Kong: 0.2%
525,000	AIA Group Ltd. 144A 2.68% (ICE LIBOR USD 3 Month+.52%), 09/20/21	524,920
300,000	Industrial & Commercial Bank of China Ltd. 2.94% (ICE LIBOR USD 3 Month+.75%), 11/08/20	300,516
		825,436
Finland: 0.1%
500,000	Nordea Bank Abp 144A 2.59% (ICE LIBOR USD 3 Month+.47%), 05/29/20	501,257
France: 1.5%
375,000	Banque Federative du Credit Mutuel SA 144A 2.46% (ICE LIBOR USD 3 Month+.49%), 07/20/20	376,036
1,825,000	BPCE SA 3.00% (ICE LIBOR USD 3 Month+.88%), 05/31/22	1,839,973
	BPCE SA 144A
1,400,000	3.37% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	1,418,217
1,450,000	3.37% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,466,553
	Credit Agricole SA 144A
1,400,000	2.96% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,408,660
300,000	3.10% (ICE LIBOR USD 3 Month+.97%), 06/10/20	301,770
450,000	Societe Generale SA 144A 3.36% (ICE LIBOR USD 3 Month+1.33%), 04/08/21	456,564
		7,267,773
Germany: 0.5%
	Deutsche Bank AG
350,000	2.77% (ICE LIBOR USD 3 Month+.81%), 01/22/21	348,309
450,000	2.97% (ICE LIBOR USD 3 Month+.97%), 07/13/20	449,651
300,000	3.19% (ICE LIBOR USD 3 Month+1.29%), 02/04/21	299,126
1,350,000	3.36% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	1,317,622
		2,414,708
Italy: 0.2%
875,000	UniCredit SpA 144A 5.90% (ICE LIBOR USD 3 Month+3.90%), 01/14/22	919,532
Principal Amount		Value
Japan: 7.4%
	Mitsubishi UFJ Financial Group, Inc.
$750,000	2.59% (ICE LIBOR USD 3 Month+.65%), 07/26/21	$753,227
2,800,000	2.73% (ICE LIBOR USD 3 Month+.79%), 07/25/22	2,813,543
4,600,000	2.80% (ICE LIBOR USD 3 Month+.86%), 07/26/23	4,627,127
500,000	2.80% (ICE LIBOR USD 3 Month+.70%), 03/07/22	501,790
2,100,000	2.88% (ICE LIBOR USD 3 Month+.74%), 03/02/23	2,103,664
500,000	3.07% (ICE LIBOR USD 3 Month+.92%), 02/22/22	504,431
1,000,000	3.19% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	1,011,880
450,000	4.02% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	459,273
	Mizuho Financial Group, Inc.
1,400,000	2.84% (ICE LIBOR USD 3 Month+.84%), 07/16/23	1,404,508
2,400,000	2.92% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,404,614
1,400,000	2.98% (ICE LIBOR USD 3 Month+.85%), 09/13/23	1,405,727
3,250,000	3.02% (ICE LIBOR USD 3 Month+.88%), 09/11/22	3,277,121
1,225,000	3.08% (ICE LIBOR USD 3 Month+.94%), 02/28/22	1,235,816
1,850,000	3.14% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	1,868,142
975,000	3.27% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	987,511
500,000	Mizuho Financial Group, Inc. 144A 3.48% (ICE LIBOR USD 3 Month+1.48%), 04/12/21	508,122
600,000	Sumitomo Mitsui Banking Corp. 2.37% (ICE LIBOR USD 3 Month+.37%), 10/16/20	601,501
	Sumitomo Mitsui Financial Group, Inc.
1,400,000	2.74% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,402,868
1,400,000	2.74% (ICE LIBOR USD 3 Month+.74%), 10/18/22	1,405,835
1,400,000	2.78% (ICE LIBOR USD 3 Month+.78%), 07/12/22	1,406,508
2,375,000	2.80% (ICE LIBOR USD 3 Month+.80%), 10/16/23	2,383,775
1,400,000	2.83% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,409,132
500,000	3.11% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	506,386
500,000	3.11% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	505,866
		35,488,367
Luxembourg: 0.1%
325,000	Allergan Funding SCS 3.39% (ICE LIBOR USD 3 Month+1.25%), 03/12/20	326,073

See Notes to Financial Statements

48

Principal Amount		Value
Netherlands: 2.5%
	ABN AMRO Bank NV 144A
$500,000	2.38% (ICE LIBOR USD 3 Month+.41%), 01/19/21	$500,755
950,000	2.70% (ICE LIBOR USD 3 Month+.57%), 08/27/21	954,120
1,100,000	BNG Bank NV 144A 2.10% (ICE LIBOR USD 3 Month+.10%), 07/14/20	1,100,821
	Cooperatieve Rabobank UA
750,000	2.37% (ICE LIBOR USD 3 Month+.43%), 04/26/21	752,696
500,000	2.84% (ICE LIBOR USD 3 Month+.83%), 01/10/22	505,028
	ING Groep NV
1,450,000	3.09% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	1,463,148
2,875,000	3.25% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	2,913,871
840,000	Nederlandse Waterschapsbank NV 144A 2.19% (ICE LIBOR USD 3 Month+.01%), 11/10/20	839,714
	Shell International Finance BV
1,450,000	2.58% (ICE LIBOR USD 3 Month+.40%), 11/13/23	1,451,688
500,000	2.63% (ICE LIBOR USD 3 Month+.45%), 05/11/20	501,171
950,000	Siemens Financieringsmaatschappij NV 144A 2.73% (ICE LIBOR USD 3 Month+.61%), 03/16/22	955,762
		11,938,774
New Zealand: 0.3%
1,470,000	ASB Bank Ltd. 144A 3.09% (ICE LIBOR USD 3 Month+.97%), 06/14/23	1,486,326
Norway: 0.1%
300,000	DNB Bank ASA 144A 2.46% (ICE LIBOR USD 3 Month+.37%), 10/02/20	300,677
Singapore: 0.8%
1,550,000	BOC Aviation Ltd. 144A 3.24% (ICE LIBOR USD 3 Month+1.12%), 09/26/23	1,561,000
	DBS Group Holdings Ltd. 144A
900,000	2.56% (ICE LIBOR USD 3 Month+.62%), 07/25/22	904,706
950,000	2.59% (ICE LIBOR USD 3 Month+.49%), 06/08/20	951,132
550,000	United Overseas Bank Ltd. 144A 2.41% (ICE LIBOR USD 3 Month+.48%), 04/23/21	551,165
		3,968,003
South Korea: 0.1%
400,000	KEB Hana Bank 144A 2.77% (ICE LIBOR USD 3 Month+.72%), 04/05/20	400,640
Principal Amount		Value
Spain: 0.9%
	Banco Santander SA
$1,400,000	3.12% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	$1,404,944
1,400,000	3.24% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,408,364
1,350,000	3.54% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	1,373,445
		4,186,753
Sweden: 0.7%
1,100,000	Skandinaviska Enskilda Banken AB 144A 2.55% (ICE LIBOR USD 3 Month+.43%), 05/17/21	1,103,531
	Svenska Handelsbanken AB
350,000	2.46% (ICE LIBOR USD 3 Month+.36%), 09/08/20	350,833
1,225,000	2.60% (ICE LIBOR USD 3 Month+.47%), 05/24/21	1,230,683
725,000	Swedbank AB 144A 2.82% (ICE LIBOR USD 3 Month+.70%), 03/14/22	726,206
		3,411,253
Switzerland: 2.8%
	Credit Suisse Group AG 144A
1,400,000	3.32% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	1,411,845
2,100,000	3.37% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	2,123,011
	UBS AG 144A
600,000	2.62% (ICE LIBOR USD 3 Month+.48%), 12/01/20	601,809
1,175,000	2.68% (ICE LIBOR USD 3 Month+.58%), 06/08/20	1,178,198
	UBS Group AG 144A
3,500,000	3.11% (ICE LIBOR USD 3 Month+.95%), 08/15/23	3,521,360
2,800,000	3.37% (ICE LIBOR USD 3 Month+1.22%), 05/23/23	2,838,391
950,000	3.77% (ICE LIBOR USD 3 Month+1.78%), 04/14/21	968,785
515,000	UBS Group Funding Jersey Ltd. 144A 3.44% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	527,147
		13,170,546
United Kingdom: 8.1%
	Barclays Plc
575,000	2.44% (ICE LIBOR USD 3 Month+.46%), 01/11/21	574,870
2,100,000	3.59% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	2,116,723
2,100,000	3.63% (ICE LIBOR USD 3 Month+1.62%), 01/10/23	2,120,193
950,000	4.29% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	970,588
600,000	BP Capital Markets Plc 2.38% (ICE LIBOR USD 3 Month+.25%), 11/24/20	601,199

See Notes to Financial Statements

49

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
United Kingdom: (continued)
$925,000	Credit Suisse Group Funding Guernsey Ltd. 4.29% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	$949,721
400,000	Diageo Capital Plc 2.36% (ICE LIBOR USD 3 Month+.24%), 05/18/20	400,333
850,000	GlaxoSmithKline Capital Plc 2.53% (ICE LIBOR USD 3 Month+.35%), 05/14/21	852,161
	HSBC Holdings Plc
1,900,000	2.72% (ICE LIBOR USD 3 Month+.60%), 05/18/21	1,902,069
1,925,000	2.78% (ICE LIBOR USD 3 Month+.65%), 09/11/21	1,929,550
5,575,000	3.12% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	5,616,927
1,200,000	3.54% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	1,225,190
950,000	3.79% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	967,762
600,000	4.34% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	614,409
1,050,000	Lloyds Bank Plc 2.70% (ICE LIBOR USD 3 Month+.49%), 05/07/21	1,051,498
350,000	Lloyds Banking Group Plc 2.96% (ICE LIBOR USD 3 Month+.80%), 06/21/21	351,924
2,200,000	Reckitt Benckiser Treasury Services Plc 144A 2.69% (ICE LIBOR USD 3 Month+.56%), 06/24/22	2,205,533
4,350,000	Royal Bank of Scotland Group Plc 3.63% (ICE LIBOR USD 3 Month+1.47%), 05/15/23	4,386,868
	Santander UK Plc
750,000	2.76% (ICE LIBOR USD 3 Month+.62%), 06/01/21	752,528
550,000	2.82% (ICE LIBOR USD 3 Month+.66%), 11/15/21	551,132
	Standard Chartered Plc 144A
1,685,000	3.12% (ICE LIBOR USD 3 Month+1.15%), 01/20/23	1,695,993
4,200,000	3.33% (ICE LIBOR USD 3 Month+1.20%), 09/10/22	4,229,526
2,944,000	Vodafone Group Plc 2.99% (ICE LIBOR USD 3 Month+.99%), 01/16/24	2,976,286
		39,042,983
United States: 64.6%
	American Express Co.
300,000	2.27% (ICE LIBOR USD 3 Month+.33%), 10/30/20	300,549
800,000	2.65% (ICE LIBOR USD 3 Month+.53%), 05/17/21	803,041
1,400,000	2.65% (ICE LIBOR USD 3 Month+.75%), 08/03/23	1,411,213
Principal Amount		Value
United States: (continued)
$2,525,000	2.76% (ICE LIBOR USD 3 Month+.62%), 05/20/22	$2,537,668
950,000	2.89% (ICE LIBOR USD 3 Month+.60%), 11/05/21	955,294
300,000	American Express Credit Corp. 3.17% (ICE LIBOR USD 3 Month+1.05%), 09/14/20	302,305
	American Honda Finance Corp.
450,000	2.38% (ICE LIBOR USD 3 Month+.26%), 06/16/20	450,667
1,000,000	2.49% (ICE LIBOR USD 3 Month+.35%), 06/11/21	1,002,620
1,400,000	2.64% (ICE LIBOR USD 3 Month+.54%), 06/27/22	1,406,152
	Apple, Inc.
300,000	2.25% (ICE LIBOR USD 3 Month+.07%), 05/11/20	300,114
300,000	2.48% (ICE LIBOR USD 3 Month+.30%), 05/06/20	300,452
2,100,000	2.53% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,111,458
950,000	2.68% (ICE LIBOR USD 3 Month+.50%), 02/09/22	957,517
300,000	3.28% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	304,050
	AT&T, Inc.
1,450,000	2.89% (ICE LIBOR USD 3 Month+.75%), 06/01/21	1,456,802
1,425,000	2.95% (ICE LIBOR USD 3 Month+.95%), 07/15/21	1,439,940
425,000	3.03% (ICE LIBOR USD 3 Month+.93%), 06/30/20	427,237
9,400,000	3.31% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	9,569,702
1,700,000	Athene Global Funding 144A 3.32% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	1,722,027
180,000	Aviation Capital Group LLC 144A 3.08% (ICE LIBOR USD 3 Month+.95%), 06/01/21	180,422
	Bank of America Corp.
500,000	2.31% (ICE LIBOR USD 3 Month+.38%), 01/23/22	500,207
1,050,000	2.63% (ICE LIBOR USD 3 Month+.66%), 07/21/21	1,053,294
775,000	2.75% (ICE LIBOR USD 3 Month+.65%), 10/01/21	777,836
2,475,000	2.76% (ICE LIBOR USD 3 Month+.65%), 06/25/22	2,487,577
1,400,000	2.89% (ICE LIBOR USD 3 Month+.96%), 07/23/24	1,414,112
4,175,000	2.92% (ICE LIBOR USD 3 Month+.79%), 03/05/24	4,204,104
4,200,000	2.94% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	4,245,190
4,225,000	3.06% (ICE LIBOR USD 3 Month+.77%), 02/05/26	4,208,981

See Notes to Financial Statements

50

Principal Amount		Value
United States: (continued)
$2,100,000	3.13% (ICE LIBOR USD 3 Month+1.16%), 01/20/23	$2,130,106
1,400,000	3.15% (ICE LIBOR USD 3 Month+1.18%), 10/21/22	1,420,274
500,000	3.39% (ICE LIBOR USD 3 Month+1.42%), 04/19/21	508,794
	Bank of America NA
1,100,000	2.26% (ICE LIBOR USD 3 Month+.32%), 07/26/21	1,100,834
1,750,000	2.48% (ICE LIBOR USD 3 Month+.35%), 05/24/21	1,751,812
	Bank of New York Mellon
1,250,000	2.41% (ICE LIBOR USD 3 Month+.28%), 06/04/21	1,251,771
650,000	2.43% (ICE LIBOR USD 3 Month+.30%), 12/04/20	650,267
	BAT Capital Corp.
600,000	2.77% (ICE LIBOR USD 3 Month+.59%), 08/14/20	601,288
2,075,000	3.04% (ICE LIBOR USD 3 Month+.88%), 08/15/22	2,086,005
	Bayer US Finance II LLC 144A
1,225,000	2.74% (ICE LIBOR USD 3 Month+.63%), 06/25/21	1,228,575
3,600,000	3.13% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	3,622,201
615,000	BB&T Corp. 2.69% (ICE LIBOR USD 3 Month+.57%), 06/15/20	616,981
	BMW US Capital LLC 144A
800,000	2.41% (ICE LIBOR USD 3 Month+.41%), 04/12/21	801,461
350,000	2.42% (ICE LIBOR USD 3 Month+.38%), 04/06/20	350,450
500,000	2.55% (ICE LIBOR USD 3 Month+.37%), 08/14/20	500,892
775,000	2.68% (ICE LIBOR USD 3 Month+.50%), 08/13/21	776,681
	Bristol-Myers Squibb Co. 144A
500,000	2.37% (ICE LIBOR USD 3 Month+.20%), 11/16/20	500,348
1,450,000	2.55% (ICE LIBOR USD 3 Month+.38%), 05/16/22	1,451,948
315,000	Capital One Financial Corp. 2.94% (ICE LIBOR USD 3 Month+.76%), 05/12/20	315,773
1,450,000	Capital One NA 3.09% (ICE LIBOR USD 3 Month+1.15%), 01/30/23	1,462,987
	Caterpillar Financial Services Corp.
400,000	2.34% (ICE LIBOR USD 3 Month+.18%), 05/15/20	400,335
1,200,000	2.35% (ICE LIBOR USD 3 Month+.23%), 03/15/21	1,201,335
500,000	2.38% (ICE LIBOR USD 3 Month+.25%), 08/26/20	500,808
800,000	2.51% (ICE LIBOR USD 3 Month+.39%), 05/17/21	802,034
Principal Amount		Value
United States: (continued)
	Cigna Corp.
$975,000	2.79% (ICE LIBOR USD 3 Month+.65%), 09/17/21	$975,160
2,050,000	2.89% (ICE LIBOR USD 3 Month+.89%), 07/15/23	2,058,595
	Citibank NA
875,000	2.23% (ICE LIBOR USD 3 Month+.32%), 05/01/20	876,144
400,000	2.27% (ICE LIBOR USD 3 Month+.30%), 10/20/20	400,542
750,000	2.50% (ICE LIBOR USD 3 Month+.57%), 07/23/21	753,132
775,000	2.53% (ICE LIBOR USD 3 Month+.35%), 02/12/21	776,342
300,000	2.63% (ICE LIBOR USD 3 Month+.50%), 06/12/20	300,895
500,000	2.65% (ICE LIBOR USD 3 Month+.53%), 02/19/22	500,983
4,200,000	2.74% (ICE LIBOR USD 3 Month+.60%), 05/20/22	4,213,120
	Citigroup, Inc.
1,500,000	2.68% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,189,966
2,100,000	2.89% (ICE LIBOR USD 3 Month+.95%), 07/24/23	2,113,604
3,475,000	2.90% (ICE LIBOR USD 3 Month+.96%), 04/25/22	3,519,098
742,000	3.09% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	752,934
2,800,000	3.16% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	2,833,154
725,000	3.17% (ICE LIBOR USD 3 Month+1.07%), 12/08/21	735,488
4,200,000	3.22% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	4,254,056
1,825,000	3.35% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	1,855,135
1,000,000	3.48% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	1,015,352
5,600,000	3.57% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	5,718,560
	Comcast Corp.
650,000	2.43% (ICE LIBOR USD 3 Month+.33%), 10/01/20	651,735
950,000	2.54% (ICE LIBOR USD 3 Month+.44%), 10/01/21	955,340
1,400,000	2.63% (ICE LIBOR USD 3 Month+.63%), 04/15/24	1,413,150
	Conagra Brands, Inc.
350,000	2.51% (ICE LIBOR USD 3 Month+.50%), 10/09/20	350,568
350,000	2.70% (ICE LIBOR USD 3 Month+.75%), 10/22/20	350,032
1,550,000	ConocoPhillips Co. 3.06% (ICE LIBOR USD 3 Month+.90%), 05/15/22	1,572,558
700,000	Consolidated Edison Co. of New York, Inc. 2.51% (ICE LIBOR USD 3 Month+.40%), 06/25/21	702,826

See Notes to Financial Statements

51

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
United States: (continued)
$750,000	Constellation Brands, Inc. 2.86% (ICE LIBOR USD 3 Month+.70%), 11/15/21	$750,059
715,000	CVS Health Corp. 2.82% (ICE LIBOR USD 3 Month+.72%), 03/09/21	719,137
	Daimler Finance North America LLC 144A
725,000	2.45% (ICE LIBOR USD 3 Month+.55%), 05/04/21	725,392
725,000	2.60% (ICE LIBOR USD 3 Month+.45%), 02/22/21	725,339
305,000	2.82% (ICE LIBOR USD 3 Month+.53%), 05/05/20	305,347
525,000	2.96% (ICE LIBOR USD 3 Month+.67%), 11/05/21	526,000
750,000	3.03% (ICE LIBOR USD 3 Month+.88%), 02/22/22	754,313
1,500,000	3.06% (ICE LIBOR USD 3 Month+.90%), 02/15/22	1,510,114
451,000	Dollar Tree, Inc. 2.70% (ICE LIBOR USD 3 Month+.70%), 04/17/20	451,070
550,000	Dominion Energy Gas Holdings LLC 2.72% (ICE LIBOR USD 3 Month+.60%), 06/15/21	552,821
400,000	DowDuPont, Inc. 2.87% (ICE LIBOR USD 3 Month+.71%), 11/15/20	401,933
550,000	Duke Energy Corp. 144A 2.68% (ICE LIBOR USD 3 Month+.50%), 05/14/21	552,061
450,000	DXC Technology Co. 3.08% (ICE LIBOR USD 3 Month+.95%), 03/01/21	450,006
350,000	EQT Corp. 2.87% (ICE LIBOR USD 3 Month+.77%), 10/01/20	349,377
525,000	Exxon Mobil Corp. 2.48% (ICE LIBOR USD 3 Month+.37%), 03/06/22	528,337
2,800,000	Florida Power & Light Co. 2.64% (ICE LIBOR USD 3 Month+.40%), 05/06/22	2,800,168
	General Dynamics Corp.
325,000	2.47% (ICE LIBOR USD 3 Month+.29%), 05/11/20	325,509
525,000	2.56% (ICE LIBOR USD 3 Month+.38%), 05/11/21	527,633
	General Electric Capital Corp.
2,432,000	2.67% (ICE LIBOR USD 3 Month+.38%), 05/05/26	2,241,950
1,750,000	3.12% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	1,740,446
931,000	General Mills, Inc. 2.54% (ICE LIBOR USD 3 Month+.54%), 04/16/21	933,776
Principal Amount		Value
United States: (continued)
$325,000	General Motors Co. 3.01% (ICE LIBOR USD 3 Month+.80%), 08/07/20	$325,524
	General Motors Financial Co., Inc.
525,000	2.86% (ICE LIBOR USD 3 Month+.85%), 04/09/21	525,511
750,000	2.92% (ICE LIBOR USD 3 Month+.93%), 04/13/20	751,731
1,425,000	3.41% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	1,431,121
500,000	3.54% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	504,864
973,000	Goldman Sachs Bank USA/ New York NY 2.60% (United States SOFR Secured Overnight Financing Rate+.60%), 05/24/21	974,024
	Goldman Sachs Group, Inc.
3,500,000	2.71% (ICE LIBOR USD 3 Month+.78%), 10/31/22	3,517,722
500,000	2.83% (ICE LIBOR USD 3 Month+.73%), 12/27/20	500,482
7,300,000	2.90% (ICE LIBOR USD 3 Month+.75%), 02/23/23	7,322,776
2,100,000	2.94% (ICE LIBOR USD 3 Month+1.00%), 07/24/23	2,115,178
4,875,000	3.05% (ICE LIBOR USD 3 Month+1.11%), 04/26/22	4,926,323
750,000	3.09% (ICE LIBOR USD 3 Month+1.16%), 04/23/20	753,031
2,125,000	3.18% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	2,144,819
950,000	3.30% (ICE LIBOR USD 3 Month+1.36%), 04/23/21	964,139
600,000	3.32% (ICE LIBOR USD 3 Month+1.20%), 09/15/20	604,999
1,200,000	3.33% (ICE LIBOR USD 3 Month+1.17%), 11/15/21	1,210,031
4,175,000	3.33% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	4,228,228
2,775,000	3.69% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	2,917,561
5,050,000	3.72% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	5,218,518
400,000	3.90% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	407,693
1,500,000	Hartford Financial Services Group, Inc. 144A 4.28% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	1,325,220
850,000	Hewlett Packard Enterprise Co. 2.76% (ICE LIBOR USD 3 Month+.72%), 10/05/21	850,010
390,000	Home Depot, Inc. 2.28% (ICE LIBOR USD 3 Month+.15%), 06/05/20	390,308
1,800,000	Honeywell International, Inc. 2.56% (ICE LIBOR USD 3 Month+.37%), 08/08/22	1,808,624

See Notes to Financial Statements

52

Principal Amount		Value
United States: (continued)
$650,000	Hyundai Capital America 144A 2.97% (ICE LIBOR USD 3 Month+.94%), 07/08/21	$651,341
	IBM Credit LLC
350,000	2.23% (ICE LIBOR USD 3 Month+.26%), 01/20/21	350,744
450,000	2.59% (ICE LIBOR USD 3 Month+.47%), 11/30/20	452,014
	Intel Corp.
350,000	2.26% (ICE LIBOR USD 3 Month+.08%), 05/11/20	350,129
2,275,000	2.53% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,284,581
	International Business Machines Corp.
1,450,000	2.58% (ICE LIBOR USD 3 Month+.40%), 05/13/21	1,457,063
1,050,000	2.82% (ICE LIBOR USD 3 Month+.58%), 11/06/21	1,057,474
	Jackson National Life Global Funding 144A
350,000	2.30% (ICE LIBOR USD 3 Month+.30%), 10/15/20	350,573
550,000	2.62% (ICE LIBOR USD 3 Month+.48%), 06/11/21	552,235
	John Deere Capital Corp.
342,000	2.37% (ICE LIBOR USD 3 Month+.24%), 03/12/21	342,401
350,000	2.43% (ICE LIBOR USD 3 Month+.42%), 07/10/20	350,881
	JPMorgan Chase & Co.
1,075,000	2.65% (ICE LIBOR USD 3 Month+.55%), 03/09/21	1,076,716
1,425,000	2.66% (ICE LIBOR USD 3 Month+.73%), 04/23/24	1,427,688
3,100,000	2.76% (ICE LIBOR USD 3 Month+.61%), 06/18/22	3,111,292
1,000,000	2.82% (ICE LIBOR USD 3 Month+.68%), 06/01/21	1,002,963
2,800,000	2.82% (ICE LIBOR USD 3 Month+.89%), 07/23/24	2,819,353
3,475,000	2.84% (ICE LIBOR USD 3 Month+.90%), 04/25/23	3,500,395
1,400,000	2.86% (ICE LIBOR USD 3 Month+.85%), 01/10/25	1,400,771
1,400,000	3.00% (ICE LIBOR USD 3 Month+1.00%), 01/15/23	1,414,209
300,000	3.13% (ICE LIBOR USD 3 Month+1.21%), 10/29/20	302,628
1,700,000	3.16% (ICE LIBOR USD 3 Month+1.00%), 05/15/47	1,409,334
5,550,000	3.17% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	5,650,478
750,000	3.20% (ICE LIBOR USD 3 Month+1.10%), 06/07/21	759,395
450,000	3.62% (ICE LIBOR USD 3 Month+1.48%), 03/01/21	457,146
	JPMorgan Chase Bank NA
625,000	2.20% (ICE LIBOR USD 3 Month+.29%), 02/01/21	625,178
Principal Amount		Value
United States: (continued)
$1,225,000	2.28% (ICE LIBOR USD 3 Month+.34%), 04/26/21	$1,225,877
925,000	2.49% (ICE LIBOR USD 3 Month+.37%), 02/19/21	925,801
	Kraft Heinz Foods Co.
400,000	2.75% (ICE LIBOR USD 3 Month+.57%), 02/10/21	399,718
1,425,000	3.00% (ICE LIBOR USD 3 Month+.82%), 08/10/22	1,427,021
350,000	Marriott International, Inc. 2.74% (ICE LIBOR USD 3 Month+.60%), 12/01/20	350,984
650,000	McDonald’s Corp. 2.37% (ICE LIBOR USD 3 Month+.43%), 10/28/21	650,125
	Metropolitan Life Global Funding I 144A
720,000	2.26% (ICE LIBOR USD 3 Month+.23%), 01/08/21	720,984
600,000	2.39% (United States SOFR Secured Overnight Financing Rate+.57%), 09/07/20	601,562
	Morgan Stanley
1,200,000	2.73% (ICE LIBOR USD 3 Month+.55%), 02/10/21	1,201,260
5,575,000	2.88% (ICE LIBOR USD 3 Month+.93%), 07/22/22	5,626,651
2,850,000	3.15% (ICE LIBOR USD 3 Month+1.18%), 01/20/22	2,879,985
6,950,000	3.34% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	7,096,049
950,000	3.37% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	965,519
4,875,000	3.41% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	4,952,807
	MPLX LP
1,000,000	3.00% (ICE LIBOR USD 3 Month+.90%), 09/09/21	1,003,956
950,000	3.20% (ICE LIBOR USD 3 Month+1.10%), 09/09/22	953,578
1,425,000	NBCUniversal Enterprise, Inc. 144A 2.50% (ICE LIBOR USD 3 Month+.40%), 04/01/21	1,430,174
507,000	New York Life Global Funding 144A 2.26% (ICE LIBOR USD 3 Month+.16%), 10/01/20	507,677
450,000	NextEra Energy Capital Holdings, Inc. 2.54% (ICE LIBOR USD 3 Month+.40%), 08/21/20	450,053
600,000	Nissan Motor Acceptance Corp. 144A 2.89% (ICE LIBOR USD 3 Month+.89%), 01/13/22	602,803
	Occidental Petroleum Corp.
350,000	3.14% (ICE LIBOR USD 3 Month+.95%), 02/08/21	352,505
500,000	3.44% (ICE LIBOR USD 3 Month+1.25%), 08/13/21	503,223
3,500,000	3.64% (ICE LIBOR USD 3 Month+1.45%), 08/15/22	3,522,056

See Notes to Financial Statements

53

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value
United States: (continued)
$300,000	Phillips 66 2.73% (ICE LIBOR USD 3 Month+.60%), 02/26/21	$300,043
	PNC Bank NA
2,525,000	2.40% (ICE LIBOR USD 3 Month+.45%), 07/22/22	2,529,082
1,400,000	2.44% (ICE LIBOR USD 3 Month+.50%), 07/27/22	1,405,254
800,000	2.44% (ICE LIBOR USD 3 Month+.31%), 06/10/21	801,156
650,000	2.48% (ICE LIBOR USD 3 Month+.35%), 03/12/21	650,882
300,000	2.48% (ICE LIBOR USD 3 Month+.36%), 05/19/20	300,560
1,550,000	QUALCOMM, Inc. 2.67% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,563,792
625,000	Regions Bank 2.68% (ICE LIBOR USD 3 Month+.50%), 08/13/21	625,633
	Sempra Energy
450,000	2.50% (ICE LIBOR USD 3 Month+.50%), 01/15/21	449,790
581,000	2.57% (ICE LIBOR USD 3 Month+.45%), 03/15/21	579,512
350,000	Southern Power Co. 144A 2.71% (ICE LIBOR USD 3 Month+.55%), 12/20/20	350,068
386,000	State Street Corp. 3.02% (ICE LIBOR USD 3 Month+.90%), 08/18/20	388,535
1,965,000	SunTrust Bank 2.71% (ICE LIBOR USD 3 Month+.59%), 05/17/22	1,972,911
700,000	TD Ameritrade Holding Corp. 2.34% (ICE LIBOR USD 3 Month+.43%), 11/01/21	701,208
715,000	The Charles Schwab Corp. 2.47% (ICE LIBOR USD 3 Month+.32%), 05/21/21	715,989
	Toyota Motor Credit Corp.
751,000	2.16% (ICE LIBOR USD 3 Month+.15%), 10/09/20	751,823
545,000	2.22% (ICE LIBOR USD 3 Month+.07%), 05/22/20	545,044
350,000	2.24% (ICE LIBOR USD 3 Month+.24%), 07/15/20	350,413
450,000	2.26% (ICE LIBOR USD 3 Month+.26%), 04/17/20	450,514
725,000	2.28% (ICE LIBOR USD 3 Month+.28%), 04/13/21	726,306
450,000	2.32% (ICE LIBOR USD 3 Month+.17%), 09/18/20	450,571
1,725,000	2.58% (ICE LIBOR USD 3 Month+.48%), 09/08/22	1,731,762
1,509,000	United Parcel Service, Inc. 2.55% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,518,064
Principal Amount		Value
United States: (continued)
$820,000	United Technologies Corp. 2.82% (ICE LIBOR USD 3 Month+.65%), 08/16/21	$820,162
	US Bank NA
850,000	2.19% (ICE LIBOR USD 3 Month+.25%), 07/24/20	850,784
550,000	2.21% (ICE LIBOR USD 3 Month+.31%), 02/04/21	550,765
1,000,000	2.26% (ICE LIBOR USD 3 Month+.32%), 04/26/21	1,002,820
500,000	2.44% (ICE LIBOR USD 3 Month+.29%), 05/21/21	500,629
1,965,000	2.59% (ICE LIBOR USD 3 Month+.44%), 05/23/22	1,968,910
	Verizon Communications, Inc.
610,000	2.70% (ICE LIBOR USD 3 Month+.55%), 05/22/20	611,635
1,350,000	3.12% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	1,372,206
4,975,000	3.26% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	5,064,524
	Volkswagen Group of America Finance LLC 144A
750,000	2.95% (ICE LIBOR USD 3 Month+.77%), 11/13/20	753,350
650,000	3.12% (ICE LIBOR USD 3 Month+.94%), 11/12/21	654,033
375,000	Vulcan Materials Co. 2.78% (ICE LIBOR USD 3 Month+.65%), 03/01/21	375,981
	Walmart, Inc.
310,000	2.20% (ICE LIBOR USD 3 Month+.04%), 06/23/20	310,098
800,000	2.39% (ICE LIBOR USD 3 Month+.23%), 06/23/21	802,815
	Walt Disney Co.
300,000	2.32% (ICE LIBOR USD 3 Month+.19%), 06/05/20	300,331
1,200,000	2.50% (ICE LIBOR USD 3 Month+.39%), 09/01/22	1,208,468
550,000	2.52% (ICE LIBOR USD 3 Month+.39%), 03/04/22	552,886
	Wells Fargo & Co.
450,000	2.83% (ICE LIBOR USD 3 Month+.88%), 07/22/20	452,453
1,150,000	2.96% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	1,164,354
3,500,000	3.05% (ICE LIBOR USD 3 Month+1.11%), 01/24/23	3,545,506
1,900,000	3.11% (ICE LIBOR USD 3 Month+.93%), 02/11/22	1,912,842
5,575,000	3.16% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	5,675,517
750,000	3.47% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	760,563
	Wells Fargo Bank NA
1,175,000	2.13% (ICE LIBOR USD 1 Month+.22%), 07/15/20	1,175,178

See Notes to Financial Statements

54

Principal Amount		Value
United States: (continued)
$450,000	2.31% (ICE LIBOR USD 3 Month+.31%), 01/15/21	$451,189
1,200,000	2.43% (ICE LIBOR USD 3 Month+.50%), 07/23/21	1,202,033
1,000,000	2.46% (ICE LIBOR USD 3 Month+.51%), 10/22/21	1,003,936
1,425,000	2.53% (ICE LIBOR USD 3 Month+.38%), 05/21/21	1,425,990
Principal Amount		Value
United States: (continued)
2,825,000	2.75% (ICE LIBOR USD 3 Month+.62%), 05/27/22	$2,834,633
2,800,000	2.80% (ICE LIBOR USD 3 Month+.66%), 09/09/22	2,811,256
		310,774,294
Total Floating Rate Notes (Cost: $477,750,520)		478,732,698
Other assets less liabilities: 0.4%		2,072,552
NET ASSETS: 100.0%		$480,805,250

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $84,398,320, or 17.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	0.1%	$401,933
Communications	6.9	32,903,646
Consumer, Cyclical	5.1	24,716,676
Consumer, Non-cyclical	4.3	20,519,394
Energy	2.5	11,960,222
Financial	75.0	358,894,173
Industrial	2.1	10,109,951
Technology	2.7	12,789,404
Utilities	1.3	6,437,299
	100.0%	$478,732,698

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$478,732,698	$—	$478,732,698

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

55

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 0.5%
Colombia: 0.2%
COP	3,596,000,000	Empresas Públicas de Medellín ESP Reg S 7.63%, 09/10/24	$1,125,442
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	6,153,285
			7,278,727
Germany: 0.0%
ZAR	26,800,000	Landwirtschaftliche Rentenbank Reg S 8.25%, 05/23/22	1,832,451
Ireland: 0.0%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	2,181,139
Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	1,322,520
	50,200,000	7.65%, 11/24/21	2,557,278
			3,879,798
South Africa: 0.2%
		Eskom Holdings Ltd.
ZAR	82,330,000	0.00% 08/18/27 ^	1,926,599
	11,000,000	7.50%, 09/15/33	555,278
	25,350,000	7.85%, 04/02/26	1,545,909
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,367,823
	85,800,000	10.80%, 11/06/23	6,060,903
	5,000,000	13.50%, 04/18/28	402,626
			11,859,138
Total Corporate Bonds (Cost: $40,558,738)			27,031,253
FOREIGN GOVERNMENT OBLIGATIONS: 96.9%
Argentina: 0.8%
ARS	46,750,000	Argentina Treasury Bill 0.00% 04/08/20 ^	398,726
		Argentine Bonos del Tesoro
	4,148,143,000	15.50%, 10/17/26 †	20,079,132
	1,311,489,000	16.00%, 10/17/23 †	6,345,116
	2,962,424,463	18.20%, 10/03/21	13,978,471
			40,801,445
Brazil: 9.7%
		Brazil Government International Bonds
BRL	8,410,000	8.50%, 01/05/24	2,270,306
	11,420,000	10.25%, 01/10/28	3,517,928
	6,290,000	12.50%, 01/05/22	1,795,245
		Brazil Letras do Tesouro Nacional
	200,379,000	0.00% 07/01/21 ^	46,293,444
	191,770,000	0.00% 01/01/22 ^	43,078,442
	175,050,000	0.00% 07/01/22 ^	38,173,454
	264,380,000	0.00% 07/01/23 ^	53,982,609
Principal Amount			Value
Brazil: (continued)
		Brazil Notas do Tesouro Nacional, Series F
BRL	234,261,000	10.00%, 01/01/21	$61,775,361
	287,823,000	10.00%, 01/01/23	80,905,558
	233,535,000	10.00%, 01/01/25	68,239,561
	170,550,000	10.00%, 01/01/27	51,402,909
	92,010,000	10.00%, 01/01/29	28,351,811
			479,786,628
Chile: 2.9%
		Bonos de la Tesoreria de la Republica de Chile
CLP	8,635,000,000	4.50%, 03/01/21	12,085,478
	18,240,000,000	4.50%, 03/01/26	26,801,516
	20,690,000,000	5.00%, 03/01/35	33,039,158
	16,305,000,000	6.00%, 01/01/43	30,175,217
		Bonos de la Tesoreria de la Republica de Chile Reg S 144A
	12,530,000,000	4.00%, 03/01/23	17,868,343
	15,395,000,000	4.70%, 09/01/30	23,345,564
			143,315,276
Colombia: 4.6%
		Colombia Government International Bonds
COP	4,400,000,000	4.38%, 03/21/23	1,279,952
	9,610,000,000	7.75%, 04/14/21	2,961,381
	7,116,000,000	9.85%, 06/28/27	2,648,232
		Colombian TES
	115,418,100,000	6.00%, 04/28/28	34,633,432
	74,811,000,000	6.25%, 11/26/25	23,035,885
	127,962,900,000	7.00%, 05/04/22	39,804,758
	70,726,700,000	7.00%, 06/30/32	22,502,731
	34,440,000,000	7.25%, 10/18/34	11,247,617
	110,961,700,000	7.50%, 08/26/26	36,404,343
	67,762,100,000	7.75%, 09/18/30	22,801,329
	83,483,800,000	10.00%, 07/24/24	29,695,158
			227,014,818
Czech Republic: 3.0%
		Czech Republic Government Bonds
CZK	300,210,000	0.25%, 02/10/27	12,137,187
	362,490,000	2.75%, 07/23/29	17,882,478
		Czech Republic Government Bonds Reg S
	216,990,000	0.45%, 10/25/23	9,221,037
	348,500,000	0.95%, 05/15/30	14,599,460
	371,120,000	1.00%, 06/26/26	15,910,630
	379,940,000	2.40%, 09/17/25	17,712,110
	375,420,000	2.50%, 08/25/28	17,938,992
	291,870,000	3.85%, 09/29/21	13,419,563
	277,170,000	4.70%, 09/12/22	13,317,578
	291,390,000	5.70%, 05/25/24	15,418,688
			147,557,723
Dominican Republic: 2.9%
DOP	2,753,250,000	Dominican Republic International Bonds 144A 9.75%, 06/05/26	53,260,902

See Notes to Financial Statements

56

Principal Amount			Value
Dominican Republic: (continued)
		Dominican Republic International Bonds Reg S
DOP	3,636,850,000	8.90%, 02/15/23	$69,004,851
	1,057,600,000	9.75%, 06/05/26	20,458,996
			142,724,749
Germany: 0.0%
		Kreditanstalt fuer Wiederaufbau
ZAR	18,000,000	6.75%, 07/15/21	1,191,676
MXN	10,725,000	7.75%, 03/01/21	567,773
ZAR	8,300,000	7.75%, 06/06/23	562,186
			2,321,635
Hungary: 3.1%
		Hungary Government Bonds
HUF	1,463,110,000	0.50%, 04/21/21	5,008,605
	4,363,800,000	1.75%, 10/26/22	15,400,271
	1,968,350,000	2.50%, 10/27/21	7,025,105
	4,301,210,000	2.50%, 10/24/24	15,755,873
	3,223,160,000	2.75%, 12/22/26	11,949,794
	3,484,300,000	3.00%, 06/26/24	13,041,265
	4,636,240,000	3.00%, 10/27/27	17,510,271
	2,098,700,000	3.00%, 08/21/30	7,857,463
	4,599,600,000	5.50%, 06/24/25	19,437,602
	3,892,790,000	6.00%, 11/24/23	16,068,629
	2,453,580,000	6.75%, 10/22/28	11,863,820
	3,548,140,000	7.00%, 06/24/22	14,222,383
			155,141,081
Indonesia: 8.8%
		Indonesia Treasury Bonds
IDR	255,630,000,000	5.63%, 05/15/23	17,867,564
	385,591,000,000	6.13%, 05/15/28	26,278,571
	23,300,000,000	6.50%, 06/15/25	1,664,049
	291,083,000,000	6.63%, 05/15/33	19,572,465
	67,137,000,000	7.00%, 05/15/22	4,877,321
	405,238,000,000	7.00%, 05/15/27	29,331,182
	11,600,000,000	7.00%, 09/15/30	821,181
	170,100,000,000	7.50%, 08/15/32	12,293,703
	256,840,000,000	7.50%, 05/15/38	18,304,225
	228,120,000,000	8.13%, 05/15/24	17,368,615
	112,953,000,000	8.25%, 07/15/21	8,359,315
	257,190,000,000	8.25%, 05/15/29	19,966,900
	162,914,000,000	8.25%, 06/15/32	12,442,167
	309,105,000,000	8.25%, 05/15/36	23,414,801
	544,673,000,000	8.38%, 03/15/24	41,708,984
	411,917,000,000	8.38%, 09/15/26	32,133,418
	467,214,000,000	8.38%, 03/15/34	36,065,712
	163,580,000,000	8.38%, 04/15/39	12,523,070
	257,537,000,000	8.75%, 05/15/31	20,514,984
	393,392,000,000	9.00%, 03/15/29	31,762,299
	93,361,000,000	9.50%, 07/15/31	7,796,944
	110,942,000,000	10.50%, 08/15/30	9,821,572
	57,912,000,000	11.00%, 09/15/25	4,990,018
		Perusahaan Penerbit SBSN
	74,159,000,000	8.25%, 09/15/23	5,570,381
	80,410,000,000	8.75%, 08/15/23	6,131,141
	181,630,000,000	8.88%, 11/15/31	14,197,897
			435,778,479
Principal Amount			Value
Malaysia: 4.5%
		Malaysia Government Bonds
MYR	38,781,000	3.62%, 11/30/21	$9,377,015
	44,634,000	3.73%, 06/15/28	10,865,202
	33,563,000	3.76%, 04/20/23	8,159,174
	39,341,000	3.80%, 08/17/23	9,591,061
	43,990,000	3.89%, 08/15/29	10,909,346
	55,014,000	3.90%, 11/16/27	13,558,841
	36,339,000	3.90%, 11/30/26	8,940,123
	38,435,000	3.91%, 07/15/26	9,474,819
	42,343,000	3.95%, 04/14/22	10,315,036
	52,194,000	3.96%, 09/15/25	12,863,059
	43,188,000	4.06%, 09/30/24	10,673,441
	43,628,000	4.09%, 11/30/23	10,744,383
	48,942,000	4.13%, 08/15/25	12,139,535
	51,482,000	4.16%, 07/15/21	12,536,384
	42,297,000	4.18%, 07/15/24	10,489,263
	774,000	4.25%, 05/31/35	195,770
	42,790,000	4.26%, 07/26/27	10,787,029
	45,678,000	4.37%, 10/31/28	11,713,070
	47,215,000	4.76%, 04/07/37	12,736,228
		Malaysia Government Investment Issue
	23,910,000	3.66%, 10/15/24	5,795,782
	22,900,000	3.73%, 03/31/26	5,591,852
	26,135,000	3.73%, 03/31/22	6,337,724
	29,795,000	4.13%, 07/09/29	7,508,379
			221,302,516
Mexico: 8.6%
		Mexican Bonos
MXN	362,490,000	5.75%, 03/05/26	18,013,325
	542,200,000	6.50%, 06/10/21	28,246,041
	873,553,000	6.50%, 06/09/22	45,556,254
	18,789,000	6.75%, 03/09/23	986,285
	520,559,000	7.25%, 12/09/21	27,546,835
	726,264,300	7.50%, 06/03/27	39,621,786
	428,819,000	7.75%, 05/29/31	23,942,245
	278,951,000	7.75%, 11/23/34	15,623,264
	582,374,800	7.75%, 11/13/42	32,478,057
	688,600,000	8.00%, 12/07/23	37,790,391
	210,955,000	8.00%, 09/05/24	11,643,704
	386,724,000	8.00%, 11/07/47	22,224,385
	487,513,000	8.50%, 05/31/29	28,514,374
	452,221,900	8.50%, 11/18/38	27,071,750
	804,083,200	10.00%, 12/05/24	48,080,166
	256,757,000	10.00%, 11/20/36	17,351,052
			424,689,914
Peru: 3.0%
		Peru Government Bonds
PEN	47,375,000	5.70%, 08/12/24	15,783,147
	59,115,000	6.35%, 08/12/28	20,610,997
	68,230,000	6.90%, 08/12/37	25,240,337
	58,812,000	6.95%, 08/12/31	21,528,396
	51,225,000	8.20%, 08/12/26	19,411,152
		Peru Government Bonds Reg S 144A
	15,400,000	5.40%, 08/12/34	4,951,155
	57,190,000	5.94%, 02/12/29	19,395,757
	58,885,000	6.15%, 08/12/32	20,243,012
			147,163,953

See Notes to Financial Statements

57

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
Philippines: 3.0%
		Philippine Government International Bonds
PHP	1,619,500,000	3.90%, 11/26/22	$31,938,133
	2,314,500,000	4.95%, 01/15/21	46,271,756
	2,870,500,000	6.25%, 01/14/36	68,545,243
			146,755,132
Poland: 7.1%
		Republic of Poland Government Bonds
PLN	116,981,000	1.75%, 07/25/21	30,852,008
	88,877,000	2.00%, 04/25/21	23,527,361
	99,802,000	2.25%, 04/25/22	26,630,234
	43,375,000	2.25%, 10/25/24	11,641,171
	117,520,000	2.50%, 01/25/23	31,660,530
	78,097,000	2.50%, 04/25/24	21,165,464
	107,629,000	2.50%, 07/25/26	29,324,736
	122,853,000	2.50%, 07/25/27	33,562,216
	119,012,000	2.75%, 04/25/28	33,128,074
	66,380,000	2.75%, 10/25/29	18,631,738
	109,736,000	3.25%, 07/25/25	31,007,625
	108,409,000	4.00%, 10/25/23	30,967,890
	48,031,000	5.75%, 10/25/21	13,643,498
	60,107,000	5.75%, 09/23/22	17,614,014
			353,356,559
Romania: 2.9%
		Romania Government Bonds
RON	50,535,000	3.25%, 03/22/21	11,844,170
	53,035,000	3.25%, 04/29/24	12,175,550
	50,675,000	3.40%, 03/08/22	11,865,805
	50,710,000	3.50%, 12/19/22	11,867,397
	51,765,000	4.00%, 10/27/21	12,283,863
	53,435,000	4.25%, 06/28/23	12,789,179
	52,385,000	4.75%, 02/24/25	12,794,166
	36,790,000	4.85%, 04/22/26	9,056,697
	37,870,000	5.00%, 02/12/29	9,465,812
	54,220,000	5.80%, 07/26/27	14,154,186
	51,370,000	5.85%, 04/26/23	12,910,244
	52,570,000	5.95%, 06/11/21	12,822,943
			144,030,012
Russia: 5.6%
		Russian Federal Bonds
RUB	1,323,402,000	6.50%, 02/28/24	20,992,563
	1,358,901,000	6.90%, 05/23/29	22,006,789
	549,195,000	7.00%, 12/15/21	8,756,219
	125,460,000	7.00%, 01/25/23	2,013,313
	791,325,000	7.00%, 08/16/23	12,751,792
	1,356,058,000	7.05%, 01/19/28	22,170,068
	1,013,533,000	7.10%, 10/16/24	16,479,833
	1,160,126,000	7.25%, 05/10/34	19,228,980
	579,231,000	7.40%, 12/07/22	9,430,514
	914,480,000	7.40%, 07/17/24	15,030,821
	545,214,000	7.50%, 08/18/21	8,740,571
	186,536,000	7.60%, 04/14/21	2,979,845
	423,173,000	7.60%, 07/20/22	6,875,849
	1,398,623,000	7.70%, 03/23/33	24,044,517
	1,312,543,000	7.75%, 09/16/26	22,257,689
	1,287,660,000	7.95%, 10/07/26	22,077,100
Principal Amount			Value
Russia: (continued)
RUB	1,366,383,000	8.15%, 02/03/27	$23,604,675
	947,071,000	8.50%, 09/17/31	17,222,772
			276,663,910
South Africa: 7.2%
		Republic of South Africa Government Bonds
ZAR	398,485,000	6.25%, 03/31/36	18,928,982
	352,739,000	6.50%, 02/28/41	16,240,723
	23,457,000	6.75%, 03/31/21	1,559,154
	425,559,000	7.00%, 02/28/31	23,578,288
	237,030,000	7.75%, 02/28/23	15,838,454
	596,972,000	8.00%, 01/31/30	36,477,828
	451,224,000	8.25%, 03/31/32	27,159,276
	512,985,000	8.50%, 01/31/37	30,044,841
	562,342,000	8.75%, 01/31/44	32,780,086
	911,661,000	8.75%, 02/28/48	52,726,064
	455,414,000	8.88%, 02/28/35	28,091,627
	378,860,000	9.00%, 01/31/40	22,930,392
	665,246,000	10.50%, 12/21/26	48,490,730
			354,846,445
Supranational: 5.1%
RUB	842,000,000	Asian Development Bank 7.00%, 03/14/22	13,550,981
		European Bank for Reconstruction and Development
IDR	6,700,000,000	6.25%, 12/22/21	476,735
	73,700,000,000	6.25%, 07/25/22	5,215,232
	21,600,000,000	6.45%, 12/13/22	1,544,484
	16,200,000,000	7.50%, 05/15/22	1,178,046
	80,730,000,000	9.25%, 12/02/20	5,937,569
ARS	212,000,000	37.50%, 07/23/21	1,835,488
RUB	62,000,000	European Bank for Reconstruction and Development Reg S 6.00%, 07/24/23	987,413
		European Investment Bank
BRL	5,620,000	0.00% 08/27/21 ^	1,307,017
PLN	34,160,000	4.25%, 10/25/22	9,573,844
BRL	5,000,000	7.25%, 11/08/22	1,341,795
ZAR	5,200,000	7.25%, 02/28/23	354,188
MXN	44,420,000	7.63%, 01/12/22	2,363,491
	17,210,000	7.75%, 01/30/25	942,187
ZAR	206,265,000	8.13%, 12/21/26	14,212,546
	72,600,000	8.25%, 09/13/21	4,951,365
	87,800,000	9.00%, 03/31/21	6,018,440
IDR	42,500,000,000	European Investment Bank 144A 5.75%, 01/24/25	2,937,986
		European Investment Bank Reg S
PLN	17,492,000	2.25%, 05/25/21	4,641,203
	35,358,000	2.75%, 08/25/26	9,740,364
	48,952,000	3.00%, 05/24/24	13,525,957
MXN	184,400,000	4.75%, 01/19/21	9,409,286
IDR	133,400,000,000	5.20%, 03/01/22	9,252,089
ZAR	17,500,000	8.00%, 05/05/27	1,200,493
	42,600,000	8.50%, 09/17/24	2,985,691

See Notes to Financial Statements

58

Principal Amount			Value
Supranational: (continued)
TRY	30,020,000	8.75%, 09/18/21	$5,185,251
		Inter-American Development Bank
IDR	148,480,000,000	6.25%, 06/15/21	10,557,132
MXN	37,000,000	7.25%, 06/10/21	1,922,738
	129,870,000	7.50%, 12/05/24	7,013,739
IDR	108,090,000,000	7.88%, 03/14/23	8,043,029
MXN	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,833,527
		International Bank for Reconstruction & Development
PLN	15,200,000	1.63%, 12/30/21	4,004,631
RUB	535,000,000	6.00%, 07/31/24	8,547,141
	541,500,000	6.75%, 11/14/22	8,789,590
	220,000,000	7.25%, 11/23/20	3,492,668
IDR	45,300,000,000	7.25%, 03/15/24	3,297,828
	43,944,800,000	7.45%, 08/20/21	3,189,653
MXN	11,000,000	8.00%, 07/01/21	588,441
IDR	27,500,000,000	8.40%, 10/12/21	2,033,045
MXN	41,770,000	International Bank for Reconstruction & Development Reg S 7.13%, 02/09/21	2,191,574
		International Finance Corp.
RUB	171,000,000	5.25%, 03/22/22	2,655,493
	540,000,000	5.50%, 03/20/23	8,455,930
	39,600,000	6.03%, 05/19/21	615,432
	255,000,000	6.38%, 04/11/22	4,070,687
	305,000,000	6.50%, 02/04/26	5,058,560
BRL	4,450,000	7.00%, 02/14/24	1,166,013
MXN	175,100,000	7.00%, 07/20/27	9,253,211
	2,500,000	7.25%, 02/02/24	133,737
	97,100,000	7.50%, 01/18/28	5,255,869
	106,780,000	7.75%, 01/18/30	5,897,629
IDR	7,100,000,000	8.00%, 10/09/23	530,945
ZAR	3,000,000	8.00%, 07/27/27	199,589
		International Finance Corp. Reg S
RUB	576,100,000	6.25%, 06/07/21	9,099,001
MXN	50,500,000	8.38%, 05/31/29	2,877,699
			252,443,672
Sweden: 0.1%
RUB	95,200,000	Svensk Exportkredit AB 6.12%, 08/10/21	1,490,044
	65,000,000	Svensk Exportkredit AB Reg S 6.00%, 06/16/21	1,016,108
			2,506,152
Thailand: 8.3%
		Thailand Government Bonds
THB	692,123,000	1.88%, 06/17/22	23,206,539
	804,628,000	2.00%, 12/17/22	27,130,179
	876,654,000	2.13%, 12/17/26	30,238,103
	789,960,000	2.40%, 12/17/23	27,211,889
	690,373,000	2.88%, 12/17/28	25,451,544
Principal Amount			Value
Thailand: (continued)
THB	698,805,000	2.88%, 06/17/46	$28,583,518
	485,210,000	3.30%, 06/17/38	20,283,162
	735,867,000	3.40%, 06/17/36	30,566,398
	750,310,000	3.63%, 06/16/23	26,783,439
	1,033,086,000	3.65%, 12/17/21	35,815,681
	755,363,000	3.65%, 06/20/31	30,516,135
	932,676,000	3.78%, 06/25/32	38,603,124
	791,991,000	3.85%, 12/12/25	29,952,461
	824,000	4.75%, 12/20/24	31,776
	864,936,000	4.88%, 06/22/29	37,138,476
			411,512,424
Turkey: 2.8%
		Turkey Government International Bonds
TRY	65,996,000	7.10%, 03/08/23	9,946,969
	59,509,000	8.00%, 03/12/25	8,539,011
	42,400,000	8.50%, 09/14/22	6,783,941
	44,747,000	9.00%, 07/24/24	6,893,132
	29,757,000	9.20%, 09/22/21	4,977,254
	38,197,000	9.50%, 01/12/22	6,338,808
	32,082,000	10.40%, 03/20/24	5,217,316
	73,274,000	10.50%, 08/11/27	11,569,815
	80,082,000	10.60%, 02/11/26	12,883,101
	60,926,000	10.70%, 02/17/21	10,531,973
	60,086,000	10.70%, 08/17/22	10,086,997
	69,047,000	11.00%, 03/02/22	11,806,480
	63,121,000	11.00%, 02/24/27	10,253,965
	56,683,000	12.20%, 01/18/23	9,922,539
	41,435,000	12.40%, 03/08/28	7,246,075
	41,872,000	16.20%, 06/14/23	8,059,144
			141,056,520
Uruguay: 2.9%
		Uruguay Government International Bonds 144A
UYU	606,742,000	8.50%, 03/15/28	13,596,112
	211,088,000	9.88%, 06/20/22	5,517,905
		Uruguay Government International Bonds Reg S
	2,155,320,000	8.50%, 03/15/28	48,297,255
	2,870,725,000	9.88%, 06/20/22	75,041,624
			142,452,896
Total Foreign Government Obligations (Cost: $4,865,752,214)			4,793,221,939
Total Investments Before Collateral for Securities Loaned: 97.4% (Cost: $4,906,310,952)			4,820,253,192

See Notes to Financial Statements

59

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Repurchase Agreements: 0.2%
USD	2,952,036	Repurchase agreement dated 10/31/19 with BofA Securities, Inc., 1.75%, due 11/1/19, proceeds $2,952,180; (collateralized by various U.S. government and agency obligations, 3.00% to 4.00%, due 11/1/39 to 10/1/49, valued at $3,011,077 including accrued interest)	$2,952,036
	2,952,036	Repurchase agreement dated 10/31/19 with Citigroup Global Markets, Inc., 1.74%, due 11/1/19, proceeds $2,952,179; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 12/1/20 to 1/1/59, valued at $3,011,077 including accrued interest)	2,952,036
	2,952,036	Repurchase agreement dated 10/31/19 with Credit Agricole CIB, 1.74%, due 11/1/19, proceeds $2,952,179; (collateralized by various U.S. government and agency obligations, 3.50% to 4.00%, due 10/1/48 to 8/1/49, valued at $3,011,077 including accrued interest)	2,952,036
Principal Amount			Value
Repurchase Agreements: (continued)
USD	2,952,036	Repurchase agreement dated 10/31/19 with Daiwa Capital Markets America, Inc., 1.75%, due 11/1/19, proceeds $2,952,180; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/20/49, valued at $3,011,077 including accrued interest)	$2,952,036
	511,012	Repurchase agreement dated 10/31/19 with Nomura Securities International, Inc., 1.72%, due 11/1/19, proceeds $511,036; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 11/7/19 to 5/15/49, valued at $521,232 including accrued interest)	511,012
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $12,319,156)			12,319,156
Total Investments: 97.6% (Cost: $4,918,630,108)			4,832,572,348
Other assets less liabilities: 2.4%			116,468,697
NET ASSETS: 100.0%			$4,949,041,045

See Notes to Financial Statements

60

Definitions:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $6,972,871.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $161,116,736, or 3.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	0.1%	$3,879,798
Financial	0.2	7,985,736
Government	99.4	4,793,221,939
Industrial	0.2	7,831,352
Utilities	0.1	7,334,367
	100.0%	$4,820,253,192

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$27,031,253	$—	$27,031,253
Foreign Government Obligations*	—	4,793,221,939	—	4,793,221,939
Repurchase Agreements	—	12,319,156	—	12,319,156
Total	$—	$4,832,572,348	$—	$4,832,572,348

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

61

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.5%
Real Estate Investment Trusts: 99.5%
146,198	AG Mortgage Investment Trust, Inc.	$2,286,537
1,069,541	AGNC Investment Corp.	18,235,674
2,914,234	Annaly Capital Management, Inc.	26,169,821
456,652	Apollo Commercial Real Estate Finance, Inc.	8,356,732
520,161	Arbor Realty Trust, Inc.	7,105,399
241,511	ARMOUR Residential REIT, Inc.	4,040,479
272,153	Blackstone Mortgage Trust, Inc.	9,879,154
354,704	Capstead Mortgage Corp.	2,741,862
497,604	Chimera Investment Corp.	10,081,457
425,233	Colony Credit Real Estate, Inc.	6,093,589
226,830	Granite Point Mortgage Trust, Inc.	4,219,038
264,395	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,894,835
576,264	Invesco Mortgage Capital, Inc.	9,070,395
117,126	KKR Real Estate Finance Trust, Inc.	2,348,376
Number of Shares		Value
Real Estate Investment Trusts: (continued)
498,225	Ladder Capital Corp.	$8,604,346
1,193,848	MFA Financial, Inc.	9,061,306
811,246	New Residential Investment Corp.	12,850,137
1,141,865	New York Mortgage Trust, Inc.	7,148,075
372,786	PennyMac Mortgage Investment Trust	8,533,071
146,935	Ready Capital Corp.	2,325,981
315,995	Redwood Trust, Inc.	5,163,358
583,905	Starwood Property Trust, Inc.	14,364,063
108,590	TPG RE Finance Trust, Inc.	2,196,776
728,834	Two Harbors Investment Corp.	10,108,928
249,441	Western Asset Mortgage Capital Corp.	2,504,388
Total Common Stocks: (Cost: $198,383,155)		201,383,777
Other assets less liabilities: 0.5%		988,543
NET ASSETS: 100.0%		$202,372,320

Summary of Investments by Sector	% of Investments	Value
Financials	96.1%	$193,488,942
Real Estate	3.9	7,894,835
	100.0%	$201,383,777

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$201,383,777	$—	$—	$201,383,777

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

62

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.8%
Basic Materials: 1.2%
186,061	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	$8,702,073
Communications: 12.0%
	AT&T, Inc.
596,523	5.35%, 11/01/66	16,094,191
372,122	5.63%, 08/01/67	10,240,797
338,293	eBay, Inc.
	6.00%, 02/01/56	9,001,977
	Qwest Corp.
349,568	6.13%, 06/01/53	8,634,330
440,907	6.50%, 09/01/56	11,238,719
184,933	6.63%, 09/15/55	4,789,765
297,697	6.75%, 06/15/57	7,838,362
225,529	6.88%, 10/01/54	5,872,775
135,317	Telephone & Data Systems, Inc. 7.00%, 03/15/60	3,442,464
	United States Cellular Corp.
154,262	6.95%, 05/15/60	3,930,596
124,041	7.25%, 12/01/63	3,243,672
135,317	7.25%, 12/01/64	3,690,095
		88,017,743
Consumer, Cyclical: 1.2%
338,293	Ford Motor Co. 6.20%, 06/01/59	8,998,594
Consumer, Non-cyclical: 10.1%
233,422	Avantor, Inc. 6.25%, 05/15/22	12,140,278
558,184	Becton Dickinson and Co. 6.13%, 05/01/20	34,428,789
	CHS, Inc.
222,145	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24	5,897,950
189,445	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24	5,185,110
233,422	7.50%, 01/21/25	6,461,121
234,150	7.88%, 09/26/23	6,464,881
138,385	8.00%, 07/18/23	3,878,932
		74,457,061
Energy: 5.5%
	Algonquin Power & Utilities Corp.
157,871	6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79	4,384,078
129,678	6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78	3,624,500
339,957	Blueknight Energy Partners LP 11.00%, Perpetual Maturity	1,811,971
270,635	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78	7,431,637
	Energy Transfer Operating LP
202,975	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23	4,916,055
360,845	7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24	9,122,162
200,720	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23	4,953,770

Number of Shares		Value
Energy: (continued)
173,658	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	$3,926,407
		40,170,580
Finance – Other Services: 0.4%
112,764	National Rural Utilities Cooperative Finance Corp. 5.50%, 05/15/64	3,112,286
Government: 0.4%
123,323	Tennessee Valley Authority 3.55% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	3,185,433
Industrial: 1.2%
338,293	Stanley Black & Decker, Inc. 5.75%, 07/25/52	8,751,640
Real Estate Investment Trusts: 24.5%
	AGNC Investment Corp.
181,045	6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	4,658,288
146,594	7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22	3,801,182
116,710	American Homes 4 Rent 6.50%, 05/24/21	3,126,661
	Annaly Capital Management, Inc.
191,700	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23	4,955,445
199,593	6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	5,183,430
324,761	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	8,456,776
207,487	7.50%, 12/02/19	5,328,266
112,450	Brookfield Property Partners LP 6.38%, 09/30/24	3,084,504
112,764	Brookfield Property REIT, Inc. 6.38%, 12/02/19	2,843,908
116,474	Capstead Mortgage Corp. 7.50%, 12/02/19	2,947,957
204,668	CBL & Associates Properties, Inc. 7.38%, 12/02/19	1,864,525
	Chimera Investment Corp.
117,274	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	2,952,959
146,594	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24	3,870,082
	Colony Capital, Inc.
129,678	7.13%, 04/13/20	3,098,007
142,084	7.13%, 09/22/22	3,378,758
155,616	7.15%, 06/05/22	3,703,661
112,764	8.75%, 12/02/19	2,876,610
	Digital Realty Trust, Inc.
155,182	5.20%, 10/10/24	4,034,732
112,764	5.88%, 12/02/19	2,860,823
112,764	6.35%, 08/24/20	2,914,949
139,829	Government Properties Income Trust 5.88%, 05/01/46	3,646,740

See Notes to Financial Statements

63

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value
Real Estate Investment Trusts: (continued)
129,678	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27	$3,459,809
119,305	Kimco Realty Corp. 5.25%, 12/20/22	3,094,772
126,778	Monmouth Real Estate Investment Corp. 6.13%, 09/15/21	3,169,450
155,616	National Retail Properties, Inc. 5.20%, 10/11/21	4,030,454
127,423	New Residential Investment Corp. 7.13% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	3,250,561
181,551	NuStar Logistics LP 8.73% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	4,729,404
	Public Storage
142,646	4.88%, 09/12/24	3,734,472
157,871	4.90%, 10/14/21	4,009,923
146,594	4.95%, 07/20/21	3,745,477
135,317	5.05%, 08/09/22	3,499,298
126,296	5.15%, 06/02/22	3,314,007
225,529	5.20%, 12/02/19	5,723,926
223,274	5.38%, 12/02/19	5,686,789
135,317	5.40%, 01/20/21	3,504,710
128,551	5.60%, 03/11/24	3,557,006
145,234	RLJ Lodging Trust 1.95%, Perpetual Maturity	3,960,531
	Senior Housing Properties Trust
157,871	5.63%, 08/01/42	3,852,052
112,764	6.25%, 02/01/46	2,867,589
	Two Harbors Investment Corp.
133,061	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25	3,410,353
129,678	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	3,398,860
438,380	VEREIT, Inc. 6.70%, 12/02/19	11,134,852
	Vornado Realty Trust
144,114	5.25%, 12/13/22	3,755,611
135,317	5.40%, 12/02/19	3,423,520
135,317	5.70%, 12/02/19	3,427,580
124,041	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19	3,170,488
		180,499,757
Reinsurance: 4.8%
	Aspen Insurance Holdings Ltd.
112,764	5.63%, 10/01/24	2,956,672
112,764	5.63%, 01/01/27	2,936,375
124,041	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23	3,344,145
248,081	Axis Capital Holdings Ltd. 5.50%, 11/07/21	6,407,932
132,540	PartnerRe Ltd. 7.25%, 04/29/21	3,571,953
Number of Shares		Value
Reinsurance: (continued)
	Reinsurance Group of America, Inc.
180,423	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/56	$5,091,537
180,423	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/42	4,918,331
	RenaissanceRe Holdings Ltd.
124,041	5.38%, 12/02/19	3,135,756
112,764	5.75%, 06/30/23	3,045,756
		35,408,457
Technology: 0.5%
191,700	Pitney Bowes, Inc. 6.70%, 03/07/43	3,979,692
Utilities: 38.0%
112,764	Alabama Power Co. 5.00%, 10/01/22	2,958,927
181,551	American Electric Power Co., Inc. 6.13%, 03/15/22	9,983,489
155,333	Aqua America, Inc. 6.00%, 04/30/22	9,358,813
220,455	CenterPoint Energy, Inc. 7.00%, 09/01/21	11,243,205
	CMS Energy Corp.
126,296	5.88%, 10/15/78	3,468,088
284,165	5.88%, 03/01/79	7,945,253
	Dominion Energy, Inc.
360,845	5.25%, 07/30/76	9,374,753
181,551	7.25%, 06/01/22	19,464,083
	DTE Energy Co.
180,423	5.25%, 12/01/77	4,851,574
135,317	5.38%, 06/01/76	3,526,361
126,296	6.00%, 12/15/76	3,435,251
	Duke Energy Corp.
225,529	5.13%, 01/15/73	5,717,160
225,529	5.63%, 09/15/78	6,134,389
451,058	5.75%, 06/15/24	12,584,518
184,933	Entergy Arkansas, Inc. 4.88%, 09/01/66	4,902,574
121,784	Entergy Louisiana LLC 4.88%, 09/01/66	3,224,840
117,274	Entergy Mississippi, Inc. 4.90%, 10/01/66	3,187,507
121,784	Georgia Power Co. 5.00%, 10/01/77	3,267,465
	NextEra Energy Capital Holdings, Inc.
202,975	5.00%, 01/15/73	5,090,613
225,529	5.13%, 11/15/72	5,674,310
257,103	5.25%, 06/01/76	6,988,060
310,101	5.65%, 03/01/79	8,611,505
338,293	NextEra Energy, Inc. 4.87%, 09/01/22	17,205,582
225,529	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	6,249,409
202,975	PPL Capital Funding, Inc. 5.90%, 04/30/73	5,161,654
180,423	SCE Trust II 5.10%, 12/02/19	4,102,819

See Notes to Financial Statements

64

Number of Shares		Value
Utilities: (continued)
124,041	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24	$2,960,859
146,594	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25	3,412,708
135,317	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26	3,236,783
214,252	SCE Trust VI 5.00%, 06/26/22	4,790,675
	Sempra Energy
341,675	5.75%, 07/01/79	9,054,387
194,519	6.00%, 01/15/21	22,570,040
Number of Shares		Value
Utilities: (continued)
	Southern Co.
360,845	5.25%, 10/01/76	$9,493,832
202,975	5.25%, 12/01/77	5,395,075
451,058	6.25%, 10/15/75	11,903,421
389,036	6.75%, 08/01/22	20,681,154
112,764	Spire, Inc. 5.90%, 08/15/24	3,051,394
		280,262,530
Total Preferred Securities: 99.8% (Cost: $719,294,978)		735,545,846
Other assets less liabilities: 0.2%		1,269,949
NET ASSETS: 100.0%		$736,815,795

Summary of Investments by Sector	% of Investments	Value
Basic Materials	1.2%	$8,702,073
Communications	12.0	88,017,743
Consumer, Cyclical	1.2	8,998,594
Consumer, Non-cyclical	10.1	74,457,061
Energy	5.5	40,170,580
Financial	0.4	3,112,286
Government	0.4	3,185,433
Industrial	1.2	8,751,640
Real Estate	24.6	180,499,757
Reinsurance	4.8	35,408,457
Technology	0.5	3,979,692
Utilities	38.1	280,262,530
	100.0%	$735,545,846

The summary of inputs used to value the Fund’s investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$735,545,846	$—	$—	$735,545,846

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

65

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2019 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF		Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF
Assets:
Investments, at value
Unaffiliated issuers (1) (2)	$222,670,564	$4,307,481		$14,915,789	$307,609,765
Short-term investments held as collateral for securities loaned (3)	—	—		—	—
Cash	143,267	16,974		49,704	1,998,570
Cash denominated in foreign currency, at value (4)	—	31,935	(a)	32,779	—
Receivables:
Investment securities sold	—	—		6,862	2,666,098
Shares sold	—	—		—	4,676,194
Due from Adviser	—	10,665		9,887	—
Dividends and interest	281,894	82,625		219,057	4,584,196
Prepaid expenses	3,002	994		1,001	3,014
Total assets	223,098,727	4,450,674		15,235,079	321,537,837

Liabilities:
Payables:
Investment securities purchased	836,531	—		6,872	8,054,997
Collateral for securities loaned	—	—		—	—
Due to Adviser	58,048	—		—	84,717
Deferred Trustee fees	4,695	195		1,563	27,287
Accrued expenses	50,642	52,908		60,021	65,825
Total liabilities	949,916	53,103		68,456	8,232,826
NET ASSETS	$222,148,811	$4,397,571		$15,166,623	$313,305,011
Shares outstanding	13,600,000	200,000		700,000	13,400,000
Net asset value, redemption and offering price per share	$16.33	$21.99		$21.67	$23.38

Net assets consist of:
Aggregate paid in capital	$253,475,258	$4,780,612		$16,687,872	$362,400,793
Total distributable earnings (loss)	(31,326,447)	(383,041)		(1,521,249)	(49,095,782)
NET ASSETS	$222,148,811	$4,397,571		$15,166,623	$313,305,011
(1) Value of securities on loan	$—	$—		$—	$—
(2) Cost of investments	$231,045,778	$4,638,705		$14,536,277	$314,796,621
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—		$—	$—
(4) Cost of cash denominated in foreign currency	$—	$31,144		$33,131	$—

(a)	Includes $620 of foreign investor minimum settlement reserve funds (See Note 2I)

See Notes to Financial Statements

66

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$1,212,582,662	$26,362,420	$102,209,390	$478,732,698	$4,820,253,192	$201,383,777	$735,545,846
1,083,026	—	47,952	—	12,319,156	—	—
2,106,121	160,705	481,749	397,807	18,581,877	875,072	680,522
—	—	524,645	—	7,314,875	—	—

31,380,869	506,112	635,280	—	143,617,778	—	10,256,877
—	—	—	8,390	—	—	1,266
—	6,107	—	—	—	—	—
18,177,610	211,182	1,535,181	1,777,713	88,309,805	234,651	1,953,350
5,003	1,009	2,012	4,994	19,883	3,002	4,994
1,265,335,291	27,247,535	105,436,209	480,921,602	5,090,416,566	202,496,502	748,442,855

28,124,972	506,189	1,014,587	—	127,179,752	—	11,323,085
1,083,026	—	47,952	—	12,319,156	—	—
310,737	—	15,337	33,940	674,273	51,318	215,632
13,268	280	25,608	12,582	165,512	11,003	20,677
67,316	70,274	71,219	69,830	1,036,828	61,861	67,666
29,599,319	576,743	1,174,703	116,352	141,375,521	124,182	11,627,060
$1,235,735,972	$26,670,792	$104,261,506	$480,805,250	$4,949,041,045	$202,372,320	$736,815,795
42,200,000	1,000,000	4,200,000	19,000,000	146,222,682	8,600,000	36,550,000
$29.28	$26.67	$24.82	$25.31	$33.85	$23.53	$20.16

$1,242,270,336	$26,049,951	$114,677,965	$479,348,558	$5,474,973,417	$233,386,052	$755,225,742
(6,534,364)	620,841	(10,416,459)	1,456,692	(525,932,372)	(31,013,732)	(18,409,947)
$1,235,735,972	$26,670,792	$104,261,506	$480,805,250	$4,949,041,045	$202,372,320	$736,815,795
$1,040,770	$—	$51,820	$—	$6,972,871	$—	$—
$1,212,328,539	$26,170,621	$104,481,887	$477,750,520	$4,906,310,952	$198,383,155	$719,294,978
$1,083,026	$—	$47,952	$—	$12,319,156	$—	$—
$—	$—	$521,390	$—	$9,347,697	$—	$—

See Notes to Financial Statements

67

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2019 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF	Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF

Income:
Dividends	$10,203,956	$83	$395	$16,887
Interest	—	97,169	390,030	9,825,342
Securities lending income	293,172	—	213	45,145
Foreign taxes withheld	—	—	(2,361)	—
Total Income	10,497,128	97,252	388,277	9,887,374

Expenses:
Management fees	429,840	8,941	26,261	591,615
Professional fees	35,677	40,563	39,224	39,026
Insurance	1,779	505	521	2,056
Trustees’ fees and expenses	3,035	80	434	6,495
Reports to shareholders	16,720	6,961	7,544	15,351
Indicative optimized portfolio value fee	2,512	6,201	6,200	6,200
Custodian fees	4,032	1,830	15,820	15,431
Registration fees	3,594	2,512	2,415	2,515
Transfer agent fees	1,159	1,159	1,159	1,159
Fund accounting fees	6,119	664	750	8,018
Interest	8,715	—	349	—
Other	3,961	1,333	928	3,070
Total expenses	517,143	70,749	101,605	690,936
Waiver of management fees	(78,587)	(8,941)	(26,261)	(99,320)
Expenses assumed by the Adviser	—	(50,632)	(48,733)	—
Net expenses	438,556	11,176	26,611	591,616
Net investment income	10,058,572	86,076	361,666	9,295,758

Net realized gain (loss) on:
Investments	(3,076,176)	(10,473)	(80,718)	(1,171,315)
Capital gain distributions from REITs	—	—	—	—
In-kind redemptions	1,660,237	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(2,374)	(1,382)	—
Net realized gain (loss)	(1,415,939)	(12,847)	(82,100)	(1,171,315)

Net change in unrealized appreciation (depreciation) on:
Investments.	(1,527,643)	(174,569)	627,540 (a)	1,380,479
Foreign currency transactions and foreign denominated assets and liabilities	—	(1,889)	1,923	—
Net change in unrealized appreciation (depreciation)	(1,527,643)	(176,458)	629,463	1,380,479
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,114,990	$(103,229)	$909,029	$9,504,922

(a)	Net of foreign taxes of $2,633
(b)	Net of foreign taxes of $2,487,264

See Notes to Financial Statements

68

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$62,596	$1,949	$3,415	$7,552	$67,462	$6,954,071	$19,755,182
32,055,277	260,913	3,311,893	8,170,512	175,641,450	—	—
327,247	117	28,875	3,352	309,341	19,282	80,500
—	—	—	—	(2,084,464)	—	—
32,445,120	262,979	3,344,183	8,181,416	173,933,789	6,973,353	19,835,682

2,226,967	46,722	222,483	901,951	6,904,072	374,931	1,308,452
36,953	27,291	38,589	31,675	45,147	38,345	42,217
4,344	531	1,254	3,119	18,063	1,706	3,267
13,813	372	4,280	8,892	83,696	3,330	9,429
59,870	3,235	10,399	22,641	392,756	15,930	29,007
6,200	6,032	6,200	6,201	6,200	2,651	2,508
38,022	14,035	35,029	25,168	2,249,369	2,380	9,070
3,856	942	2,519	7,210	19,925	4,534	7,399
1,160	1,159	1,158	1,159	1,159	1,159	1,159
26,929	1,244	3,850	15,712	144,508	5,957	15,395
—	319	163	41	2,175	18,065	23,777
18,779	1,911	3,339	8,297	98,638	2,998	10,393
2,436,893	103,793	329,263	1,032,066	9,965,708	471,986	1,462,073
(488,296)	(46,722)	(106,618)	(671,245)	(2,292,341)	(78,989)	(129,845)
—	(21,160)	—	—	—	—	—
1,948,597	35,911	222,645	360,821	7,673,367	392,997	1,332,228
30,496,523	227,068	3,121,538	7,820,595	166,260,422	6,580,356	18,503,454

(12,976,296)	107,062	(379,643)	(309,929)	(238,329,801)	(2,332,040)	2,547,022
—	—	—	—	—	408,434	—
3,938,824	486,303	(203,272)	130,676	18,233,919	721,562	429,247

—	(46,604)	(21,182)	—	(13,421,095)	—	—
(9,037,472)	546,761	(604,097)	(179,253)	(233,516,977)	(1,202,044)	2,976,269

19,282,936	208,354	1,116,174	1,570,163	301,298,028 (b)	642,883	19,096,578

—	95	4,388	—	(126,327)	—	—
19,282,936	208,449	1,120,562	1,570,163	301,171,701	642,883	19,096,578
$40,741,987	$982,278	$3,638,003	$9,211,505	$233,915,146	$6,021,195	$40,576,301

See Notes to Financial Statements

69

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF
	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019
	(unaudited)		(unaudited)

Operations:
Net investment income	$10,058,572	$19,246,145	$86,076	$150,533
Net realized loss	(1,415,939)	(5,257,411)	(12,847)	(54,170)
Net change in unrealized appreciation (depreciation)	(1,527,643)	9,446,120	(176,458)	(195,992)
Net increase (decrease) in net assets resulting from operations	7,114,990	23,434,854	(103,229)	(99,629)

Distributions to shareholders:
Dividends and Distributions	(9,900,780)	(18,917,640)	(76,200)	(75,947)
Return of capital	—	—	—	(75,613)
Total Dividends and Distributions	(9,900,780)	(18,917,640)	(76,200)	(151,560)

Share transactions:**
Proceeds from sale of shares	36,401,794	59,854,177	—	—
Cost of shares redeemed	(18,282,181)	(35,482,112)	—	—
Increase (Decrease) in net assets resulting from share transactions	18,119,613	24,372,065	—	—
Total increase (decrease) in net assets	15,333,823	28,889,279	(179,429)	(251,189)
Net Assets, beginning of period	206,814,988	177,925,709	4,577,000	4,828,189
Net Assets, end of period	$222,148,811	$206,814,988	$4,397,571	$4,577,000

** Shares of Common Stock Issued (no par value)
Shares sold	2,200,000	3,650,000	—	—
Shares redeemed	(1,100,000)	(2,200,000)	—	—
Net increase (decrease)	1,100,000	1,450,000	—	—

See Notes to Financial Statements

70

Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019
(unaudited)		(unaudited)		(unaudited)

$361,666	$857,111	$9,295,758	$16,670,176	$30,496,523	$58,811,261
(82,100)	(396,797)	(1,171,315)	(7,194,136)	(9,037,472)	(4,231,620)
629,463	408,143	1,380,479	(1,919,555)	19,282,936	(12,960,329)

909,029	868,457	9,504,922	7,556,485	40,741,987	41,619,312

(300,160)	(396,164)	(9,166,600)	(17,159,220)	(29,496,875)	(57,221,575)
—	(424,256)	—	—	—	—
(300,160)	(820,420)	(9,166,600)	(17,159,220)	(29,496,875)	(57,221,575)

—	16,223,578	51,510,864	4,642,504	326,514,366	211,481,227
—	(16,706,509)	—	(105,262,054)	(77,939,872)	(443,069,325)

—	(482,931)	51,510,864	(100,619,550)	248,574,494	(231,588,098)
608,869	(434,894)	51,849,186	(110,222,285)	259,819,606	(247,190,361)
14,557,754	14,992,648	261,455,825	371,678,110	975,916,366	1,223,106,727
$15,166,623	$14,557,754	$313,305,011	$261,455,825	$1,235,735,972	$975,916,366

—	800,000	2,200,000	200,000	11,250,000	7,450,000
—	(800,000)	—	(4,600,000)	(2,700,000)	(15,700,000)
—	—	2,200,000	(4,400,000)	8,550,000	(8,250,000)

See Notes to Financial Statements

71

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Green Bond ETF		International High Yield Bond ETF
	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019
	(unaudited)		(unaudited)
Operations:
Net investment income	$227,068	$297,923	$3,121,538	$6,483,850
Net realized gain (loss)	546,761	(234,572)	(604,097)	(2,805,333)
Net change in unrealized appreciation (depreciation)	208,449	(238,117)	1,120,562	(2,601,796)
Net increase (decrease) in net assets resulting from operations	982,278	(174,766)	3,638,003	1,076,721

Distributions to shareholders:
Dividends and Distributions	(196,400)	(250,504)	(2,393,440)	(6,138,316)
Return of capital	—	(43,266)	—	(272,224)
Total Dividends and Distributions	(196,400)	(293,770)	(2,393,440)	(6,410,540)

Share transactions:**
Proceeds from sale of shares	2,698,235	9,085,096	—	14,757,781
Cost of shares redeemed	(2,683,557)	—	(9,861,517)	(67,903,985)
Increase (Decrease) in net assets resulting from share transactions	14,678	9,085,096	(9,861,517)	(53,146,204)
Total increase (decrease) in net assets	800,556	8,616,560	(8,616,954)	(58,480,023)
Net Assets, beginning of period	25,870,236	17,253,676	112,878,460	171,358,483
Net Assets, end of period	$26,670,792	$25,870,236	$104,261,506	$112,878,460

** Shares of Common Stock Issued (no par value)
Shares sold	100,000	350,000	—	600,000
Shares redeemed	(100,000)	—	(400,000)	(2,800,000)
Net increase (decrease)	—	350,000	(400,000)	(2,200,000)

(a)	Share activity has been adjusted to reflect the 1 for 2 reverse share split which took place on October 26, 2018 (See Note 10).

See Notes to Financial Statements

72

Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF (a)		Mortgage REIT Income ETF
For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019
(unaudited)		(unaudited)		(unaudited)

$7,820,595	$16,691,838	$166,260,422	$300,418,671	$6,580,356	$10,683,000
(179,253)	(1,582,030)	(233,516,977)	(295,066,252)	(1,202,044)	(5,658,405)
1,570,163	(2,144,191)	301,171,701	(340,630,530)	642,883	11,882,468
9,211,505	12,965,617	233,915,146	(335,278,111)	6,021,195	16,907,063

(8,130,200)	(16,008,835)	(137,832,368)	(187,663,587)	(6,150,030)	(10,684,627)
—	—	—	(113,204,112)	—	(185,563)
(8,130,200)	(16,008,835)	(137,832,368)	(300,867,699)	(6,150,030)	(10,870,190)

2,529,638	379,873,713	347,655,110	1,498,892,254	34,466,103	43,069,583
(64,312,913)	(212,522,242)	(826,609,247)	(1,175,872,435)	(6,836,356)	(5,967,010)
(61,783,275)	167,351,471	(478,954,137)	323,019,819	27,629,747	37,102,573
(60,701,970)	164,308,253	(382,871,359)	(313,125,991)	27,500,912	43,139,446
541,507,220	377,198,967	5,331,912,404	5,645,038,395	174,871,408	131,731,962
$480,805,250	$541,507,220	$4,949,041,045	$5,331,912,404	$202,372,320	$174,871,408

100,000	15,050,000	10,100,000	44,600,000	1,500,000	1,850,000
(2,550,000)	(8,500,000)	(24,900,000)	(33,877,318)	(300,000)	(250,000)
(2,450,000)	6,550,000	(14,800,000)	10,722,682	1,200,000	1,600,000

See Notes to Financial Statements

73

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Preferred Securities ex Financials ETF
	For the Six Months Ended October 31, 2019	For the Year Ended April 30, 2019
	(unaudited)

Operations:
Net investment income	$18,503,454	$31,486,896
Net realized gain (loss)	2,976,269	(15,492,893)
Net change in unrealized appreciation (depreciation)	19,096,578	22,841,710
Net increase in net assets resulting from operations	40,576,301	38,835,713

Distributions to shareholders:
Dividends and Distributions	(15,413,735)	(32,627,855)

Share transactions:**
Proceeds from sale of shares	134,377,722	115,390,399
Cost of shares redeemed	(6,840,500)	(35,730,391)
Increase in net assets resulting from share transactions	127,537,222	79,660,008
Total increase in net assets	152,699,788	85,867,866
Net Assets, beginning of period	584,116,007	498,248,141
Net Assets, end of period	$736,815,795	$584,116,007

** Shares of Common Stock Issued (no par value)
Shares sold	6,750,000	6,000,000
Shares redeemed	(350,000)	(1,950,000)
Net increase	6,400,000	4,050,000

See Notes to Financial Statements

74

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	For the Six Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$16.55		$16.10	$19.17	$16.43	$18.56	$19.84
Income from investment operations:
Net investment income	0.77	(a)	1.59 (a)	1.52 (a)	1.54	1.59	1.51
Net realized and unrealized gain (loss) on investments	(0.24)		0.41	(3.04)	2.67	(2.20)	(1.27)
Total from investment operations	0.53		2.00	(1.52)	4.21	(0.61)	0.24
Less:
Dividends from net investment income	(0.75)		(1.55)	(1.55)	(1.47)	(1.52)	(1.52)
Net asset value, end of period	$16.33		$16.55	$16.10	$19.17	$16.43	$18.56
Total return (b)	3.33	%(c)	13.27%	(8.08)%	26.67%	(2.98)%	1.28%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$222,149		$206,815	$177,926	$183,067	$85,454	$74,259
Ratio of gross expenses to average net assets	0.48	%(d)	0.47%	0.49%	0.52%	0.58%	0.58%
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	9.36	%(d)	9.73%	8.85%	9.12%	9.87%	8.59%
Portfolio turnover rate (e)	8	%(c)	13%	19%	23%	23%	20%

	ChinaAMC China Bond ETF
							For the Period
	For the Six						November 10,
	Months Ended						2014(f) through
	October 31,		For the Year Ended April 30,				April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$22.89		$24.14	$22.16	$24.28	$24.94	$25.00
Income from investment operations:
Net investment income	0.43	(a)	0.75 (a)	0.74 (a)	0.21	0.70	0.29
Net realized and unrealized gain (loss) on investments	(0.95)		(1.24)	2.07	(1.64)	(0.65)	(0.12)
Total from investment operations	(0.52)		(0.49)	2.81	(1.43)	0.05	0.17
Less:
Dividends from net investment income	(0.38)		(0.38)	—	—	(0.37)	(0.15)
Return of capital	—		(0.38)	(0.83)	(0.69)	(0.34)	(0.08)
Total dividends	(0.38)		(0.76)	(0.83)	(0.69)	(0.71)	(0.23)
Net asset value, end of period	$21.99		$22.89	$24.14	$22.16	$24.28	$24.94
Total return (b)	(2.27	)%(c)	(1.98)%	12.94%	(6.00)%	0.20%	0.71	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,398		$4,577	$4,828	$6,649	$12,140	$19,955
Ratio of gross expenses to average net assets	3.17	%(d)	2.25%	2.59%	1.90%	1.12%	1.22	%(d)
Ratio of net expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net investment income to average net assets	3.85	%(d)	3.29%	3.21%	3.04%	2.88%	2.61	%(d)
Portfolio turnover rate (e)	7	%(c)	22%	39%	9%	58%	58	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

75

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets Aggregate Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$20.80		$21.42	$21.64	$21.68	$22.41	$23.95
Income from investment operations:
Net investment income	0.52	(a)	1.00 (a)	0.96 (a)	0.98	0.95	1.04
Net realized and unrealized gain (loss) on investments	0.78		(0.63)	(0.15)	(0.08)	(0.70)	(1.63)
Total from investment operations	1.30		0.37	0.81	0.90	0.25	(0.59)
Less:
Dividends from net investment income	(0.43)		(0.48)	(0.71)	(0.62)	(0.37)	(0.72)
Return of capital	—		(0.51)	(0.32)	(0.32)	(0.61)	(0.23)
Total dividends	(0.43)		(0.99)	(1.03)	(0.94)	(0.98)	(0.95)
Net asset value, end of period	$21.67		$20.80	$21.42	$21.64	$21.68	$22.41
Total return (b)	6.32	%(c)	1.91%	3.78%	4.27%	1.33%	(2.52)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,167		$14,558	$14,993	$15,150	$15,179	$17,928
Ratio of gross expenses to average net assets	1.35	%(d)	0.92%	1.12%	1.26%	1.21%	1.01%
Ratio of net expenses to average net assets	0.35	%(d)	0.36%	0.49%	0.49%	0.49%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.36%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.82	%(d)	4.85%	4.38%	4.60%	4.61%	4.41%
Portfolio turnover rate (e)	6	%(c)	25%	20%	11%	13%	24%

	Emerging Markets High Yield Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$23.34		$23.83	$24.86	$23.37	$24.51	$25.68
Income from investment operations:
Net investment income	0.74	(a)	1.33 (a)	1.33 (a)	1.46	1.64	1.64
Net realized and unrealized gain (loss) on investments	0.04		(0.46)	(1.01)	1.50	(1.13)	(1.18)
Total from investment operations	0.78		0.87	0.32	2.96	0.51	0.46
Less:
Dividends from net investment income	(0.74)		(1.36)	(1.35)	(1.47)	(1.65)	(1.63)
Net asset value, end of period	$23.38		$23.34	$23.83	$24.86	$23.37	$24.51
Total return (b)	3.40	%(c)	3.93%	1.28%	13.04%	2.38%	1.94%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$313,305		$261,456	$371,678	$372,926	$247,709	$387,262
Ratio of gross expenses to average net assets	0.47	%(d)	0.46%	0.45%	0.47%	0.50%	0.47%
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	6.29	%(d)	5.81%	5.43%	6.13%	6.93%	6.64%
Portfolio turnover rate (e)	11	%(c)	27%	40%	39%	42%	35%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

76

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$29.00		$29.19	$29.65	$27.14		$27.66	$27.82
Income from investment operations:
Net investment income	0.80	(a)	1.64 (a)	1.54 (a)	1.56		1.39	1.43
Net realized and unrealized gain (loss) on investments	0.26		(0.24)	(0.40)	2.62		(0.51)	0.17
Total from investment operations	1.06		1.40	1.14	4.18		0.88	1.60
Less:
Dividends from net investment income	(0.78)		(1.59)	(1.51)	(1.58)		(1.34)	(1.48)
Distributions from net realized capital gains	—		—	(0.09)	(0.09)		(0.06)	(0.28)
Total dividends and distributions	(0.78)		(1.59)	(1.60)	(1.67)		(1.40)	(1.76)
Net asset value, end of period	$29.28		$29.00	$29.19	$29.65		$27.14	$27.66
Total return (b)	3.74	%(c)	5.04%	3.86%	15.86%		3.59%	5.98%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,235,736		$975,916	$1,223,107	$855,380		$145,182	$26,279
Ratio of gross expenses to average net assets	0.44	%(d)	0.45%	0.44%	0.46%		0.65%	0.90%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%		0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(d)	0.35%	0.35%	0.35%		0.40%	0.40%
Ratio of net investment income to average net assets	5.48	%(d)	5.76%	5.16%	5.61%		6.27%	5.27%
Portfolio turnover rate (e)	13	%(c)	29%	20%	32%		39%	50%

	Green Bond ETF
					For the Period
	For the Six				March 3, 2017(f)
	Months Ended				through
	October 31,		For the Year Ended April 30,		April 30,
	2019		2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$25.87		$26.54	$25.44	$24.75
Income from investment operations:
Net investment income	0.23	(a)	0.34 (a)	0.29 (a)	0.04
Net realized and unrealized gain (loss) on investments	0.77		(0.68)	1.16	0.67
Total from investment operations	1.00		(0.34)	1.45	0.71
Less:
Dividends from net investment income	(0.20)		(0.29)	(0.35)	(0.02)
Distributions from net realized capital gains	—		—	0.00 (g)	—
Return of capital	—		(0.04)	—	—
Total dividends	(0.20)		(0.33)	(0.35)	(0.02)
Net asset value, end of period	$26.67		$25.87	$26.54	$25.44
Total return (b)	3.86	%(c)	(1.25)%	5.72%	2.86	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,671		$25,870	$17,254	$5,088
Ratio of gross expenses to average net assets	0.78	%(d)	1.02%	1.56%	5.49	%(d)
Ratio of net expenses to average net assets	0.27	%(d)	0.33%	0.40%	0.40	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.27	%(d)	0.33%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	1.70	%(d)	1.32%	1.10%	1.03	%(d)
Portfolio turnover rate (e)	78	%(c)	28%	26%	0	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period.
The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations
(g)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

77

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$24.54		$25.20	$24.90	$24.20	$25.00	$27.73
Income from investment operations:
Net investment income	0.69	(a)	1.13 (a)	1.07 (a)	1.24	1.30	1.32
Net realized and unrealized gain (loss) on investments	0.12		(0.65)	0.39	0.65	(0.80)	(2.67)
Total from investment operations	0.81		0.48	1.46	1.89	0.50	(1.35)
Less:
Dividends from net investment income	(0.53)		(1.08)	(1.02)	(0.83)	(1.00)	(1.09)
Return of capital	—		(0.06)	(0.14)	(0.36)	(0.30)	(0.29)
Total dividends	(0.53)		(1.14)	(1.16)	(1.19)	(1.30)	(1.38)
Net asset value, end of period	$24.82		$24.54	$25.20	$24.90	$24.20	$25.00
Total return (b)	3.36	%(c)	2.08%	5.91%	8.04%	2.29%	(4.94)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$104,262		$112,878	$171,358	$129,478	$130,686	$155,003
Ratio of gross expenses to average net assets	0.59	%(d)	0.54%	0.52%	0.54%	0.61%	0.54%
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.61	%(d)	4.66%	4.19%	4.95%	5.48%	5.13%
Portfolio turnover rate (e)	18	%(c)	32%	41%	34%	20%	37%

	Investment Grade Floating Rate ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$25.25		$25.32	$25.14	$24.77	$24.94	$25.02
Income from investment operations:
Net investment income	0.38	(a)	0.77 (a)	0.52 (a)	0.33	0.20	0.16
Net realized and unrealized gain (loss) on investments	0.08		(0.10)	0.13	0.36	(0.18)	(0.07)
Total from investment operations	0.46		0.67	0.65	0.69	0.02	0.09
Less:
Dividends from net investment income	(0.40)		(0.74)	(0.47)	(0.32)	(0.19)	(0.16)
Distributions from net realized capital gains	—		—	—	—	—	(0.01)
Total dividends and distributions	(0.40)		(0.74)	(0.47)	(0.32)	(0.19)	(0.17)
Net asset value, end of period	$25.31		$25.25	$25.32	$25.14	$24.77	$24.94
Total return (b)	1.81	%(c)	2.71%	2.59%	2.80%	0.10%	0.35%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$480,805		$541,507	$377,199	$148,322	$79,273	$99,769
Ratio of gross expenses to average net assets	0.40	%(d)	0.40%	0.41%	0.46%	0.48%	0.48%
Ratio of net expenses to average net assets	0.14	%(d)	0.14%	0.14%	0.14%	0.14%	0.17%
Ratio of net expenses to average net assets excluding interest expense	0.14	%(d)	0.14%	0.14%	0.14%	0.14%	0.17%
Ratio of net investment income to average net assets	3.03	%(d)	3.05%	2.06%	1.40%	0.81%	0.63%
Portfolio turnover rate (e)	16	%(c)	30%	28%	46%	36%	33%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

78

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF #
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$33.11		$37.56	$37.24	$37.90	$41.10	$47.38
Income from investment operations:
Net investment income	1.10	(a)	2.14 (a)	2.18 (a)	2.56	2.08 (a)	2.46
Net realized and unrealized gain (loss) on investments	0.56		(4.45)	0.40	(1.34)	(3.24)	(6.52)
Total from investment operations	1.66		(2.31)	2.58	1.22	(1.16)	(4.06)
Less:
Dividends from net investment income	(0.92)		(1.36)	(1.98)	(0.60)	—	(1.24)
Return of capital	—		(0.78)	(0.28)	(1.28)	(2.04)	(0.98)
Total dividends	(0.92)		(2.14)	(2.26)	(1.88)	(2.04)	(2.22)
Net asset value, end of period	$33.85		$33.11	$37.56	$37.24	$37.90	$41.10
Total return (b)	5.03	%(c)	(6.05)%	7.05%	3.41%	(2.47)%	(8.85)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,949,041		$5,331,912	$5,645,038	$3,354,751	$1,489,642	$1,093,524
Ratio of gross expenses to average net assets	0.39	%(d)	0.41%	0.46%	0.48%	0.51%	0.49%
Ratio of net expenses to average net assets	0.30	%(d)	0.31%	0.44%	0.47%	0.47%	0.47%
Ratio of net expenses to average net assets excluding interest expense	0.30	%(d)	0.31%	0.44%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	6.50	%(d)	6.35%	5.69%	5.60%	5.69%	5.49%
Portfolio turnover rate (e)	21	%(c)	36%	28%	37%	34%	36%

	Mortgage REIT Income ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$23.63		$22.71	$24.49	$20.03	$23.59	$24.40
Income from investment operations:
Net investment income	0.81	(a)	1.68 (a)	1.70 (a)	1.81	2.12	2.03
Net realized and unrealized gain (loss) on investments	(0.16)		0.94	(1.59)	4.38	(3.71)	(0.55)
Total from investment operations	0.65		2.62	0.11	6.19	(1.59)	1.48
Less:
Dividends from net investment income	(0.75)		(1.67)	(1.81)	(1.73)	(1.90)	(2.29)
Return of capital	—		(0.03)	(0.08)	—	(0.07)	—
Total dividends	(0.75)		(1.70)	(1.89)	(1.73)	(1.97)	(2.29)
Net asset value, end of period	$23.53		$23.63	$22.71	$24.49	$20.03	$23.59
Total return (b)	2.87	%(c)	12.00%	0.32%	32.15%	(6.66)%	6.23%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$202,372		$174,871	$131,732	$148,143	$96,150	$117,960
Ratio of gross expenses to average net assets	0.50	%(d)	0.49%	0.49%	0.54%	0.57%	0.51%
Ratio of net expenses to average net assets	0.42	%(d)	0.42%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	9.78	%(d)	7.19%	7.13%	8.25%	10.27%	8.65%
Portfolio turnover rate (e)	8	%(c)	35%	21%	24%	16%	29%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, The Fund effected a 1 for 2 reverse share split (See Note 10). Per share data prior to October 26, 2018 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

79

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2019		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$19.37		$19.09	$20.12	$20.34	$20.75	$20.70
Income from investment operations:
Net investment income	0.56	(a)	1.13 (a)	1.10 (a)	1.15	1.20	1.22
Net realized and unrealized gain (loss) on investments	0.70		0.32	(0.98)	(0.19)	(0.48)	— (f)
Total from investment operations	1.26		1.45	0.12	0.96	0.72	1.22
Less:
Dividends from net investment income	(0.47)		(1.17)	(1.14)	(1.18)	(1.13)	(1.17)
Return of capital	—		—	(0.01)	—	—	—
Total dividends	(0.47)		(1.17)	(1.15)	(1.18)	(1.13)	(1.17)
Net asset value, end of period	$20.16		$19.37	$19.09	$20.12	$20.34	$20.75
Total return (b)	6.57	%(c)	7.90%	0.57%	4.88%	3.77%	6.08%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$736,816		$584,116	$498,248	$437,716	$310,138	$287,354
Ratio of gross expenses to average net assets	0.45	%(d)	0.46%	0.45%	0.46%	0.49%	0.47%
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.41%	0.41%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.66	%(d)	5.92%	5.57%	5.70%	6.05%	6.04%
Portfolio turnover rate (e)	22	%(c)	31%	47%	31%	27%	16%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

80

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
BDC Income	Diversified
ChinaAMC China Bond	Non-Diversified
Emerging Markets Aggregate	Non-Diversified
Emerging Markets High Yield	Diversified
Fallen Angel	Diversified
Green Bond	Non-Diversified
International High Yield	Diversified
Investment Grade	Non-Diversified
J.P. Morgan EM	Non-Diversified
Mortgage REIT	Non-Diversified
Preferred Securities	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation
81

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments, are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.
82

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of October 31, 2019 are reflected in the Schedules of Investments.

G.	Warrants—The Funds may invest in warrants whose values are linked to indices or underlying instruments. The Funds may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants are obligations of the issuer and are not secured by any collateral. Warrants may be exercised by the Funds during the exercise period. If the warrants have not been exercised on the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at October 31, 2019, if any, are reflected in the Schedules of Investments.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at October 31, 2019 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not accrued on debt securities in default or upon determination that the income is not realizable.

The character of distributions received from Real Estate Investment Trusts (“REITs”) and Business Development Corporations (“BDCs”) held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from these underlying investments based on historical data provided by the companies if actual amounts are not available. After each calendar year end, the REITs and BDCs report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At October 31, 2019, ChinaAMC China Bond included $620 in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.
83

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2020, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, and taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended October 31, 2019.

The current expense limitations and management fee rates are as follows:

Fund	Expense Limitations	Management Fee Rates
BDC Income ETF	0.40%	0.40%
ChinaAMC China Bond ETF	0.50	0.40
Emerging Markets Aggregate Bond ETF	0.35	0.35
Emerging Markets High Yield Bond ETF	0.40	0.40
Fallen Angel High Yield Bond ETF	0.35	0.40
Green Bond ETF*	0.20	0.35
International High Yield Bond ETF	0.40	0.40
Investment Grade Floating Rate ETF	0.14	0.35
J.P. Morgan EM Local Currency Bond ETF	0.30	0.27
Mortgage REIT Income ETF	0.40	0.40
Preferred Securities ex Financials ETF	0.40	0.40

*	Effective September 1, 2019 the expense limitation for Green Bond was reduced from 0.30% to 0.20%

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of October 31, 2019, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
Emerging Markets Aggregate	50,000
Emerging Markets High Yield	200,000
Fallen Angel	50,000
Green Bond	50,000
International High Yield	200,000
Investment Grade	50,000
J.P. Morgan EM	100,000
Mortgage REIT	50,000
Preferred Securities	50,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

84

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2019, purchases and sales of investments (excluding short-term obligations and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$18,955,880	$18,000,182	$36,407,922	$18,280,671
ChinaAMC China Bond	371,900	291,813	—	—
Emerging Markets Aggregate	984,027	940,508	1,004	—
Emerging Markets High Yield	79,575,807	32,240,312	3,995,487	—
Fallen Angel	400,038,763	145,035,332	63,397,185	73,004,132
Green Bond	23,364,699	20,422,340	—	3,056,128
International High Yield	19,191,715	19,463,422	4,017	9,329,674
Investment Grade	82,418,944	82,371,498	2,509,010	63,900,478
J.P. Morgan EM	1,036,526,332	1,151,134,400	197,759,433	558,047,028
Mortgage REIT	18,249,842	15,702,194	34,551,533	6,836,925
Preferred Securities	142,978,592	143,344,228	134,372,154	6,838,938

Note 6—Income Taxes—As of October 31, 2019, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$232,653,419	$9,492,087	$(19,474,942)	$(9,982,855)
ChinaAMC China Bond	4,638,705	360	(331,584)	(331,224)
Emerging Markets Aggregate	14,538,363	969,976	(592,550)	377,426
Emerging Markets High Yield	314,811,529	8,400,355	(15,602,119)	(7,201,764)
Fallen Angel	1,215,298,196	42,656,049	(44,288,557)	(1,632,508)
Green Bond	26,171,418	309,741	(118,739)	191,002
International High Yield	104,551,331	2,721,479	(5,015,468)	(2,293,989)
Investment Grade	477,885,810	1,492,027	(645,139)	846,888
J.P. Morgan EM	5,080,071,960	172,202,664	(419,702,276)	(247,499,612)
Mortgage REIT	199,998,993	11,177,268	(9,792,484)	1,384,784
Preferred Securities	718,662,469	26,157,648	(9,274,271)	16,883,377

The tax character of dividends paid to shareholders during the year ended April 30, 2019 was as follows:

Fund	Ordinary Income	Return of Capital
BDC Income	$18,917,640	$—
ChinaAMC China Bond	75,947	75,613
Emerging Markets Aggregate	396,164	424,256
Emerging Markets High Yield	17,159,220	—
Fallen Angel	57,221,575	—
Green Bond	250,504	43,266
International High Yield	6,138,316	272,224
Investment Grade	16,008,835	—
J.P. Morgan EM	187,663,587	113,204,112
Mortgage REIT	10,684,627	185,563
Preferred Securities	32,627,855	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

85

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

At April 30, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
BDC Income	$(4,524,592)	$(15,946,638)	$(20,471,230)
ChinaAMC China Bond	(26,183)	(18,078)	(44,261)
Emerging Markets Aggregate	(1,559,424)	(312,864)	(1,872,288)
Emerging Markets High Yield	(9,118,235)	(33,181,777)	(42,300,012)
Fallen Angel	(1,413,358)	—	(1,413,358)
Green Bond	(36,672)	(110,676)	(147,348)
International High Yield	(836,051)	(7,162,610)	(7,998,661)
Investment Grade	(317,981)	—	(317,981)
J.P. Morgan EM	(21,931,142)	(38,140,199)	(60,071,341)
Mortgage REIT	(4,136,394)	(30,678,796)	(34,815,190)
Preferred Securities	(9,195,490)	(31,579,665)	(40,775,155)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the period May 1, 2019 to October 31, 2019, the net realized gains (losses) from foreign currency translations were as follows:

ChinaAMC China Bond	$(14,835)
Emerging Markets Aggregate	(101,005)
Green Bond	(343,948)
International High Yield	(420,723)
J.P. Morgan EM	(189,040,870)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. The Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties.

Prior to November 2018, there were uncertainties in the Chinese tax rules governing the taxation of interest income on corporate bonds due to the lack of formal guidance from the PRC’s tax authorities. China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”).

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively, regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to ChinaAMC China Bond and its

86

shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and begin collecting WHT, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on ChinaAMC China Bond return could be substantial. ChinaAMC China Bond may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to its investments.

Note 7—Principal and Other Risks—Non-diversified funds (see Note 1) generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, ChinaAMC China Bond, Investment Grade, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Investment Grade and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears REIT management expenses along with the direct expenses of the REIT. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

87

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Investment Grade, Green Bond, Preferred Securities and International High Yield invest in certain financial instruments that may pay interest based on, or otherwise have payments tied to, the London Inter-bank Offered Rate (“LIBOR”). Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which the Funds invest cannot yet be determined.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

As a result of certain events, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

At October 31, 2019, the Adviser owned approximately 55% and 20% of Emerging Markets Aggregate and Green Bond, respectively.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and collateral earned are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at October 31, 2019 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan pledged as of October 31, 2019:

Fund	Corporate Bonds	Equity Securities	Foreign Government Obligations	Gross amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fallen Angel	$1,083,026	$—	$—	$1,083,026
International High Yield	47,952	—	—	47,952
J.P. Morgan EM	—	—	12,319,156	12,319,156

*	Remaining contractual maturity of the agreements: overnight and continuous
88

Note 10—Share Split—On October 26, 2018, the Board of Trustees of the Trust approved a 1 for 2 reverse share split for J.P Morgan EM Local Currency Bond ETF. Fund shares began trading on a split-adjusted basis on October 26, 2018. The Statement of Changes in Net Assets and Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 11—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. The outstanding loan balance, if any, for each respective fund as of October 31, 2019 is disclosed as Line of Credit in the Statement of Assets and Liabilities. During the period ended October 31, 2019, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	143	$584,885	3.70%
Green Bond	1	2,680,165	3.63
International High Yield	4	402,931	3.64
J.P. Morgan EM	3	6,693,827	3.90
Mortgage REIT	145	1,215,278	3.69
Preferred Securities	103	2,099,341	3.71

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2019, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statement of Operations.

Note 13—Recent Accounting Pronouncements and Regulatory Requirements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of ASU 2018-13 had no material effect on the financial statements and related disclosures. Management evaluated the additional requirements, not yet adopted, and they are not expected to have a material impact to the financial statements. Public companies will be required to disclose the range and weighted average of significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Effective May 1, 2019, the Funds adopted Accounting Standards Update ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”), that shortened the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance has not changed the accounting for purchased callable debt securities held at a discount. Based on management’s evaluation, the adoption of the ASU 2017-08 had no material effect on the financial statements and related disclosures.

Note 14—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective November 4, 2019, State Street Bank and Trust Company is the Funds’ custodian, securities lending agent and transfer agent. Prior to November 4, 2019, Bank of New York Mellon provided these services to the Funds.

89

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2019 (unaudited)

At a meeting held on June 13, 2019 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Asia ex-Japan Aggregate Bond ETF, BDC Income ETF, Business Development Company/Specialty Finance ETF, ChinaAMC China Bond ETF (the “China Fund”), Defaulted & Distressed Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fallen Angel High Yield Bond ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, Green Bond ETF, High Yield Floating Rate ETF, International High Yield Bond ETF, International US$ High Yield Bond ETF, Investment Grade Floating Rate ETF, Japanese Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, Preferred Securities ex Financials ETF, REIT Preferred Securities ETF and USD Emerging Markets Aggregate Bond ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2019. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses (for those Funds which had begun operations) of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 10, 2019 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Fund), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Fund) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each

90

Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, except for each of VanEck Vectors BDC Income ETF, Emerging Markets High Yield Bond ETF and Mortgage REIT Income ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average, but below the median, of its respective peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, except for each of the China Fund, VanEck Vectors BDC Income ETF, International High Yield Bond ETF and Mortgage REIT Income ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than or equal to the average and/or median of its respective peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund and the sub-advisory fee rate for the China Fund are reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Fund.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Asia ex-Japan Aggregate Bond ETF, Business Development Company/Specialty Finance ETF, Defaulted & Distressed Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, High Yield Floating Rate ETF, International US$ High Yield Bond ETF, Japanese Bond ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, REIT Preferred Securities ETF and USD Emerging Markets Aggregate Bond ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser (and the Sub-

91

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

Adviser, with respect to the China Fund) were appropriate based on the Trustees’ knowledge of the Adviser and Sub-Adviser (to the extent applicable) and their personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2019 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Vectors Dynamic Put Write ETF

At a meeting held on June 13, 2019 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Dynamic Put Write ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2019. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser and its affiliates at the Renewal Meeting and the May 10, 2019 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and its affiliates, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at the Renewal Meeting and the May 10, 2019 meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding interest expense, trading expenses, taxes, accrued deferred tax liability and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2019 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and its shareholders.

92

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

     Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date January 8, 2020
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 8, 2020
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date January 8, 2020
     ---------------